Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Access Flex Bear High Yield ProFund
Repurchase Agreements
(a)
( 38 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $217,024 $ 217,000 $ 217,000
TOTAL REPURCHASE AGREEMENTS
(Cost $217,000) 217,000
TOTAL INVESTMENT SECURITIES
  (Cost $217,000)— 38.1% $ 217,000
Net other assets (liabilities) — 61 .9% 352,456
NET ASSETS — 100.0% $ 569,456
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 11/24/25 (0.87)% $ (524,663) $ 393
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 11/24/25 (4.17)% (45,709) 78
$(570,372) $471
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Access Flex High Yield ProFund
Repurchase Agreements
(a)
( 90 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $15,598,707 $ 15,597,000 $ 15,597,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,597,000) 15,597,000
TOTAL INVESTMENT SECURITIES
  (Cost $15,597,000)— 90.2% $ 15,597,000
Net other assets (liabilities) — 9 .8% 1,703,540
NET ASSETS — 100.0% $ 17,300,540
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 11/24/25 2.87% $ 13,619,378 $ (24,298)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 11/24/25 4.67% 3,777,971 (6,898)
$17,397,349 $(31,196)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Banks UltraSector ProFund
Common Stocks (78.9%)
Shares Value
Ameris Bancorp (Banks) 920 $ 65,890
Apollo Global Management, Inc. (Financial Services) 509 63,274
Associated Banc-Corp. (Banks) 2,587 64,080
Atlantic Union Bankshares Corp. (Banks) 1,931 62,796
Axos Financial, Inc.
*
(Banks) 740 57,705
Banc of California, Inc. (Banks) 4,042 68,593
BancFirst Corp. (Banks) 486 52,906
Bank of America Corp. (Banks) 1,356 72,478
Bank of Hawaii Corp. (Banks) 1,001 64,995
Bank OZK (Banks) 1,301 58,532
BankUnited, Inc. (Banks) 1,761 70,581
Banner Corp. (Banks) 932 56,283
Beacon Financial Corporation (Banks) 2,110 51,357
BOK Financial Corp. (Banks) 616 64,421
Cadence Bank (Banks) 1,824 68,838
Cathay General Bancorp (Banks) 1,380 62,721
Citigroup, Inc. (Banks) 700 70,861
Citizens Financial Group, Inc. (Banks) 1,312 66,741
Columbia Banking System, Inc. (Banks) 2,593 69,492
Comerica, Inc. (Banks) 982 75,124
Commerce Bancshares, Inc. (Banks) 1,135 59,735
Community Financial System, Inc. (Banks) 1,143 63,414
Corebridge Financial, Inc (Financial Services) 2,048 66,683
Cullen/Frost Bankers, Inc. (Banks) 539 66,372
Customers Bancorp, Inc.
*
(Banks) 989 66,382
CVB Financial Corp. (Banks) 3,344 61,429
East West Bancorp, Inc. (Banks) 630 64,008
Eastern Bankshares, Inc. (Banks) 4,011 70,313
Enterprise Financial Services Corp. (Banks) 720 37,706
Equitable Holdings, Inc. (Financial Services) 1,289 63,677
Essent Group, Ltd. (Financial Services) 1,073 64,992
F.N.B. Corp. (Banks) 4,150 65,238
FB Financial Corp. (Banks) 1,279 69,079
Fifth Third Bancorp (Banks) 1,494 62,180
First Bancorp (Banks) 3,101 60,438
First Busey Corp. (Banks) 2,456 54,916
First Citizens BancShares, Inc. - Class A (Banks) 35 63,869
First Financial Bancorp (Banks) 1,787 41,834
First Financial Bankshares, Inc. (Banks) 1,886 58,259
First Hawaiian, Inc. (Banks) 2,659 65,225
First Horizon Corp. (Banks) 2,997 64,025
First Interstate BancSystem, Inc. - Class A (Banks) 2,116 66,125
First Merchants Corp. (Banks) 1,229 43,605
Fulton Financial Corp. (Banks) 3,528 61,281
Glacier Bancorp, Inc. (Banks) 1,400 57,190
Hancock Whitney Corp. (Banks) 1,076 61,450
Hilltop Holdings, Inc. (Banks) 1,814 58,592
Home BancShares, Inc. (Banks) 2,304 61,540
Huntington Bancshares, Inc. (Banks) 3,849 59,429
Independent Bank Corp. (Banks) 981 66,011
International Bancshares Corp. (Banks) 921 61,136
Jackson Financial, Inc. - Class A (Financial Services) 702 70,769
JPMorgan Chase & Co. (Banks) 226 70,313
KeyCorp (Banks) 3,535 62,181
Lakeland Financial Corp. (Banks) 663 37,824
M&T Bank Corp. (Banks) 343 63,067
MGIC Investment Corp. (Financial Services) 2,396 65,698
NBT Bancorp, Inc. (Banks) 884 35,775
New York Community Bancorp, Inc.
*
(Banks) 5,387 61,520
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,715 62,477
Northern Trust Corp. (Capital Markets) 535 68,838
OFG Bancorp (Banks) 1,113 43,029
Old National Bancorp (Banks) 3,023 61,760
Park National Corp. (Banks) 276 42,004
Pathward Financial, Inc. (Banks) 851 57,919
PennyMac Financial Services, Inc. (Financial Services) 565 71,083
Pinnacle Financial Partners, Inc. (Banks) 696 59,306
Common Stocks, continued
Shares Value
PNC Financial Services Group, Inc. (Banks) 337 $ 61,519
Popular, Inc. (Banks) 544 60,640
Prosperity Bancshares, Inc. (Banks) 1,010 66,478
Provident Financial Services, Inc. (Banks) 2,681 49,035
Radian Group, Inc. (Financial Services) 1,947 66,081
Regions Financial Corp. (Banks) 2,514 60,839
Renasant Corp. (Banks) 1,759 59,155
Rocket Cos, Inc.
*
- Class A (Financial Services) 3,284 54,711
Seacoast Banking Corp. of Florida (Banks) 2,206 66,842
ServisFirst Bancshares, Inc. (Banks) 807 56,708
Simmons First National Corp. - Class A (Banks) 3,311 57,545
SouthState Bank Corp. (Banks) 670 59,396
Stock Yards Bancorp, Inc. (Banks) 553 35,956
Synovus Financial Corp. (Banks) 1,323 59,059
Texas Capital Bancshares, Inc.
*
(Banks) 779 65,311
The Bancorp, Inc.
*
(Banks) 894 58,441
The Bank of New York Mellon Corp. (Capital Markets) 654 70,587
Triumph Financial, Inc.
*
(Banks) 927 50,484
Truist Financial Corp. (Banks) 1,507 67,257
Trustmark Corp. (Banks) 1,225 45,595
U.S. Bancorp (Banks) 1,382 64,512
UMB Financial Corp. (Banks) 557 59,532
United Bankshares, Inc. (Banks) 1,797 64,315
United Community Banks, Inc. (Banks) 2,089 60,999
Valley National Bancorp (Banks) 6,347 68,992
Voya Financial, Inc. (Financial Services) 898 66,865
Walker & Dunlop, Inc. (Financial Services) 789 63,057
Washington Federal, Inc. (Banks) 2,047 59,424
Webster Financial Corp. (Banks) 1,103 62,915
Wells Fargo & Co. (Banks) 847 73,665
WesBanco, Inc. (Banks) 2,123 63,902
Western Alliance Bancorp (Banks) 766 59,250
Wintrust Financial Corp. (Banks) 496 64,490
WSFS Financial Corp. (Banks) 1,207 62,873
Zions Bancorp N.A. (Banks) 1,172 61,073
TOTAL COMMON STOCKS
  (Cost $3,829,309) 6,234,867
Repurchase Agreements
(a)(b)
( 21.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,712,187 $ 1,712,000 1,712,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,712,000) 1,712,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,541,309)— 100.5% 7,946,867
Net other assets (liabilities) —  (0.5)% (36,348)
NET ASSETS — 100.0% $ 7,910,519
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $785,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Banks UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 11/24/25 4.62% $ 3,191,957 $ (11,334)
S&P Banks Select Industry Index UBS AG 11/24/25 4.67% 2,476,778 (12,368)
$5,668,735 $(23,702)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Banks UltraSector ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Banks $ 5,316,075 67.2%
Capital Markets 139,425 1.8%
Financial Services 779,367 9.9%
Other
**
1,675,652 21.1%
Total $ 7,910,519 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Bear ProFund
Repurchase Agreements
(a) (b)
( 97 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $6,224,681 $ 6,224,000 $ 6,224,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,224,000) 6,224,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,224,000)— 97.7% $ 6,224,000
Net other assets (liabilities) — 2 .3% 145,644
NET ASSETS — 100.0% $ 6,369,644
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $956,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 2 12/22/25 $ (687,400) $ (29,767)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 11/28/25 (4.37)% $ (2,619,797) $ 15,082
S&P 500 UBS AG 11/28/25 (4.27)% (3,050,729) 13,972
$(5,670,526) $29,054
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Biotechnology UltraSector ProFund
Common Stocks (74.0%)
Shares Value
AbbVie, Inc. (Biotechnology) 4,997 $ 1,089,546
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 25,624 581,665
ADMA Biologics, Inc.
*
(Biotechnology) 46,792 724,340
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 8,963 387,560
Akebia Therapeutics, Inc.
*
(Biotechnology) 63,309 139,913
Akero Therapeutics, Inc.
*
(Biotechnology) 17,715 960,153
Alkermes PLC
*
(Biotechnology) 23,636 725,625
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 2,253 1,027,458
Altimmune, Inc.
*
(Biotechnology) 20,521 83,110
Amgen, Inc. (Biotechnology) 3,797 1,133,139
Amicus Therapeutics, Inc.
*
(Biotechnology) 49,758 449,315
AnaptysBio, Inc.
*
(Biotechnology) 3,953 144,601
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 14,245 113,533
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 22,119 474,895
Apogee Therapeutics, Inc.
*
(Biotechnology) 8,644 489,164
Arbutus Biopharma Corp.
*
(Biotechnology) 6,964 32,940
Arcellx, Inc.
*
(Biotechnology) 6,469 583,827
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 4,736 47,218
Arcus Biosciences, Inc.
*
(Biotechnology) 9,151 180,458
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 19,483 493,115
Ardelyx, Inc.
*
(Biotechnology) 41,356 250,617
ArriVent Biopharma, Inc.
*(a)
(Biotechnology) 4,514 84,547
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 15,027 636,995
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 16,082 144,095
aTyr Pharma, Inc.
*
(Biotechnology) 22,415 19,411
Avidity Biosciences, Inc.
*
(Biotechnology) 22,792 1,592,022
Beam Therapeutics, Inc.
*
(Biotechnology) 18,019 450,655
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 48,522 355,181
Biogen, Inc.
*
(Biotechnology) 7,416 1,144,066
Biohaven, Ltd.
*
(Biotechnology) 21,490 369,628
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 19,405 1,039,526
Bridgebio Pharma, Inc.
*
(Biotechnology) 19,969 1,250,858
CareDx, Inc.
*
(Biotechnology) 12,153 182,295
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 20,633 438,864
Celcuity, Inc.
*
(Biotechnology) 1,058 81,635
Celldex Therapeutics, Inc.
*
(Biotechnology) 12,804 342,251
CG Oncology, Inc.
*
(Biotechnology) 8,104 350,660
Cidara Therapeutics, Inc.
*
(Biotechnology) 4,135 451,707
Cogent Biosciences, Inc.
*
(Biotechnology) 19,550 318,665
Compass Therapeutics, Inc.
*
(Biotechnology) 9,323 34,868
CRISPR Therapeutics AG
*
(Biotechnology) 20,272 1,297,205
Cullinan Therapeutics, Inc.
*
(Biotechnology) 5,351 46,340
Cytokinetics, Inc.
*
(Biotechnology) 13,406 852,488
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 16,762 124,709
Denali Therapeutics, Inc.
*
(Biotechnology) 24,028 391,176
Dianthus Therapeutics, Inc.
*
(Biotechnology) 2,277 79,649
Disc Medicine, Inc.
*
(Biotechnology) 4,901 422,564
Dynavax Technologies Corp.
*
(Biotechnology) 21,574 221,349
Dyne Therapeutics, Inc.
*
(Biotechnology) 28,012 632,511
Emergent BioSolutions, Inc.
*
(Biotechnology) 12,379 154,490
Exact Sciences Corp.
*
(Biotechnology) 19,309 1,249,099
Exelixis, Inc.
*
(Biotechnology) 28,052 1,084,771
Geron Corp.
*
(Biotechnology) 129,589 163,282
Gilead Sciences, Inc. (Biotechnology) 9,176 1,099,193
GRAIL, Inc.
*
(Biotechnology) 5,651 519,496
Halozyme Therapeutics, Inc.
*
(Biotechnology) 13,952 909,531
Ideaya Biosciences, Inc.
*
(Biotechnology) 12,238 389,903
ImmunityBio, Inc.
*
(Biotechnology) 59,445 142,668
Immunome, Inc.
*
(Biotechnology) 11,363 182,603
Immunovant, Inc.
*
(Biotechnology) 13,383 330,292
Incyte Corp.
*
(Biotechnology) 12,261 1,146,158
Insmed, Inc.
*
(Biotechnology) 7,247 1,374,031
Intellia Therapeutics, Inc.
*
(Biotechnology) 24,055 303,574
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 16,524 1,227,733
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 63,454 125,004
Janux Therapeutics, Inc.
*
(Biotechnology) 10,011 287,416
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 7,593 82,840
Common Stocks, continued
Shares Value
Keros Therapeutics, Inc.
*
(Biotechnology) 5,789 $ 88,109
Krystal Biotech, Inc.
*
(Biotechnology) 4,551 898,868
Kura Oncology, Inc.
*
(Biotechnology) 14,875 152,766
Kymera Therapeutics, Inc.
*
(Biotechnology) 8,973 554,890
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 2,459 1,030,075
Mannkind Corp.
*
(Biotechnology) 27,516 153,814
Metsera, Inc.
*(a)
(Biotechnology) 13,593 856,903
MiMedx Group, Inc.
*
(Biotechnology) 8,703 66,578
Mineralys Therapeutics, Inc.
*
(Biotechnology) 4,163 170,100
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 4,352 316,173
Moderna, Inc.
*
(Biotechnology) 43,503 1,181,541
Myriad Genetics, Inc.
*
(Biotechnology) 14,818 119,137
Natera, Inc.
*
(Biotechnology) 6,229 1,239,135
Neurocrine Biosciences, Inc.
*
(Biotechnology) 7,487 1,072,213
Novavax, Inc.
*(a)
(Biotechnology) 33,960 285,264
Nurix Therapeutics, Inc.
*
(Biotechnology) 12,146 157,169
Nuvalent, Inc.
*
- Class A (Biotechnology) 6,304 626,113
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 11,245 147,984
Oruka Therapeutics Inc
*
(Biotechnology) 1,680 47,326
Praxis Precision Medicines, Inc.
*
(Biotechnology) 4,936 981,079
Precigen, Inc.
*(a)
(Biotechnology) 13,496 55,873
Protagonist Therapeutics, Inc.
*
(Biotechnology) 9,831 772,913
PTC Therapeutics, Inc.
*
(Biotechnology) 13,270 906,474
Recursion Pharmaceuticals, Inc.
*
- Class A
(Biotechnology) 98,561 544,057
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 1,903 1,240,375
REGENXBIO, Inc.
*
(Biotechnology) 8,653 110,499
Relay Therapeutics, Inc.
*
(Biotechnology) 19,914 142,186
Replimune Group, Inc.
*
(Biotechnology) 14,267 138,818
REVOLUTION Medicines, Inc.
*
(Biotechnology) 23,627 1,390,214
Rezolute, Inc.
*
(Biotechnology) 6,948 64,755
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 7,322 832,951
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 1,797 56,749
Roivant Sciences, Ltd.
*
(Biotechnology) 61,544 1,230,265
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 35,208 174,280
Sarepta Therapeutics, Inc.
*
(Biotechnology) 23,010 552,470
Scholar Rock Holding Corp.
*
(Biotechnology) 18,579 550,310
Soleno Therapeutics, Inc.
*
(Biotechnology) 12,150 815,994
Spyre Therapeutics, Inc.
*
(Biotechnology) 7,839 191,742
Stoke Therapeutics, Inc.
*
(Biotechnology) 4,641 139,416
Summit Therapeutics, Inc.
*(a)
(Biotechnology) 44,562 842,667
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 18,633 255,272
Tango Therapeutics, Inc.
*
(Biotechnology) 19,092 154,836
Taysha Gene Therapies, Inc.
*
(Biotechnology) 31,503 156,255
TG Therapeutics, Inc.
*
(Biotechnology) 27,860 968,971
Travere Therapeutics, Inc.
*
(Biotechnology) 11,857 416,892
Twist Bioscience Corp.
*
(Biotechnology) 15,013 493,778
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 20,559 711,341
uniQure N.V.
*
(Biotechnology) 10,886 736,873
United Therapeutics Corp.
*
(Biotechnology) 2,667 1,187,962
Upstream Bio, Inc.
*
(Biotechnology) 4,535 117,230
Vaxcyte, Inc.
*
(Biotechnology) 19,630 888,846
Vera Therapeutics, Inc.
*
(Biotechnology) 11,495 327,148
Veracyte, Inc.
*
(Biotechnology) 12,417 448,005
Verastem, Inc.
*
(Biotechnology) 12,068 114,043
Vericel Corp.
*
(Biotechnology) 9,089 318,660
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 2,722 1,158,402
Viking Therapeutics, Inc.
*
(Biotechnology) 26,196 997,544
Vir Biotechnology, Inc.
*
(Biotechnology) 15,081 89,883
Viridian Therapeutics, Inc.
*
(Biotechnology) 8,942 211,299
Xencor, Inc.
*
(Biotechnology) 9,181 135,053
TOTAL COMMON STOCKS
  (Cost $45,949,909) 65,026,734

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Biotechnology UltraSector ProFund
Rights ( NM )
Eli Lilly & Company
†CVR
(Biotechnology) 9,511 5,992
TOTAL RIGHTS
  (Cost $5,992) 5,992
Repurchase Agreements
(b)(c)
( 22.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $19,825,170 $ 19,823,000 $ 19,823,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,823,000) 19,823,000
Collateral for Securities Loaned
(d)
( 2.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
1,818,030 1,818,030
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,818,030) 1,818,030
TOTAL INVESTMENT SECURITIES
  (Cost $67,596,931)— 98.7% $ 86,673,756
Net other assets (liabilities) —  1.3% 1,163,037
NET ASSETS — 100.0% $ 87,836,793
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of October 31, 2025, these securities represented less than 0.05% of the net assets of the Fund.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $1,903,595.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $11,599,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 11/24/25 4.62% $ 34,702,644 $ 1,437,898
S&P Biotechnology Select
Industry Index UBS AG 11/24/25 4.67% 31,898,656 1,404,565
$66,601,300 $2,842,463
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Biotechnology UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Biotechnology $ 65,032,726 74.0%
Other
**
22,804,067 26.0%
Total $ 87,836,793 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks ( 75 .9% )
Shares Value
3M Co. (Industrial Conglomerates) 364 $ 60,606
A.O. Smith Corp. (Building Products) 78 5,147
Abbott Laboratories (Health Care Equipment &
Supplies) 1,190 147,108
AbbVie, Inc. (Biotechnology) 1,209 263,611
Accenture PLC - Class A (IT Services) 426 106,542
Adobe, Inc.
*
(Software) 290 98,690
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,110 284,293
Aflac, Inc. (Insurance) 330 35,373
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 195 28,540
Air Products & Chemicals, Inc. (Chemicals) 153 37,116
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 294 37,203
Akamai Technologies, Inc.
*
(IT Services) 98 7,360
Albemarle Corp. (Chemicals) 80 7,858
Alexandria Real Estate Equities, Inc. (Office REITs) 106 6,171
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 47 6,480
Allegion PLC (Building Products) 60 9,946
Alliant Energy Corp. (Electric Utilities) 176 11,760
Allstate Corp. (Insurance) 180 34,474
Alphabet, Inc. - Class A (Interactive Media & Services) 3,980 1,119,137
Alphabet, Inc. - Class C (Interactive Media & Services) 3,194 900,133
Altria Group, Inc. (Tobacco) 1,150 64,837
Amazon.com, Inc.
*
(Broadline Retail) 6,639 1,621,376
Amcor PLC (Containers & Packaging) 1,575 12,443
Ameren Corp. (Multi-Utilities) 185 18,874
American Electric Power Co., Inc. (Electric Utilities) 365 43,895
American Express Co. (Consumer Finance) 372 134,191
American International Group, Inc. (Insurance) 379 29,926
American Tower Corp. - Class A (Specialized REITs) 320 57,274
American Water Works Co., Inc. (Water Utilities) 133 17,081
Ameriprise Financial, Inc. (Capital Markets) 64 28,977
AMETEK, Inc. (Electrical Equipment) 157 31,731
Amgen, Inc. (Biotechnology) 368 109,822
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 835 116,349
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 339 79,370
Aon PLC - Class A (Insurance) 147 50,080
APA Corp. (Oil, Gas & Consumable Fuels) 244 5,527
Apollo Global Management, Inc. (Financial Services) 314 39,033
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 10,153 2,745,066
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 549 127,972
AppLovin Corp.
*
- Class A (Software) 185 117,906
Aptiv PLC
*
(Automobile Components) 148 12,003
Arch Capital Group, Ltd. (Insurance) 255 22,009
Archer-Daniels-Midland Co. (Food Products) 328 19,855
Arista Networks, Inc.
*
(Communications Equipment) 704 111,014
Arthur J. Gallagher & Co. (Insurance) 176 43,910
Assurant, Inc. (Insurance) 34 7,198
AT&T, Inc. (Diversified Telecommunication Services) 4,891 121,052
Atmos Energy Corp. (Gas Utilities) 109 18,717
Autodesk, Inc.
*
(Software) 146 43,996
Automatic Data Processing, Inc. (Professional Services) 277 72,102
AutoZone, Inc.
*
(Specialty Retail) 11 40,419
AvalonBay Communities, Inc. (Residential REITs) 98 17,044
Avery Dennison Corp. (Containers & Packaging) 53 9,269
Axon Enterprise, Inc.
*
(Aerospace & Defense) 54 39,540
Baker Hughes Co. (Energy Equipment & Services) 675 32,677
Ball Corp. (Containers & Packaging) 186 8,742
Bank of America Corp. (Banks) 4,660 249,076
Baxter International, Inc. (Health Care Equipment &
Supplies) 351 6,483
Common Stocks, continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 195 $ 34,848
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,255 599,314
Best Buy Co., Inc. (Specialty Retail) 135 11,089
Biogen, Inc.
*
(Biotechnology) 101 15,581
Bio-Techne Corp. (Life Sciences Tools & Services) 107 6,695
BlackRock, Inc. (Capital Markets) 99 107,198
Blackstone, Inc. (Capital Markets) 504 73,907
Block, Inc.
*
(Financial Services) 376 28,553
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 22 111,710
Boston Properties, Inc. (Office REITs) 101 7,191
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,013 102,029
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,392 64,129
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 3,218 1,189,469
Broadridge Financial Solutions, Inc. (Professional
Services) 79 17,412
Brown & Brown, Inc. (Insurance) 200 15,948
Brown-Forman Corp. - Class B (Beverages) 121 3,295
Builders FirstSource, Inc.
*
(Building Products) 76 8,829
Bunge Global SA (Food Products) 95 8,987
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 80 12,319
Cadence Design Systems, Inc.
*
(Software) 186 62,996
Camden Property Trust (Residential REITs) 73 7,262
Campbell Soup Co. (Food Products) 134 4,037
Capital One Financial Corp. (Consumer Finance) 438 96,356
Cardinal Health, Inc. (Health Care Providers & Services) 164 31,286
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 742 21,392
Carrier Global Corp. (Building Products) 547 32,541
Caterpillar, Inc. (Machinery) 320 184,723
Cboe Global Markets, Inc. (Capital Markets) 72 17,686
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 200 30,486
CDW Corp. (Electronic Equipment, Instruments &
Components) 90 14,343
Cencora, Inc. (Health Care Providers & Services) 133 44,929
Centene Corp.
*
(Health Care Providers & Services) 318 11,248
CenterPoint Energy, Inc. (Multi-Utilities) 445 17,017
CF Industries Holdings, Inc. (Chemicals) 111 9,245
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 33 5,942
Charter Communications, Inc.
*
- Class A (Media) 64 14,966
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,318 207,875
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 917 29,060
Chubb, Ltd. (Insurance) 254 70,343
Church & Dwight Co., Inc. (Household Products) 167 14,644
Cincinnati Financial Corp. (Insurance) 107 16,541
Cintas Corp. (Commercial Services & Supplies) 234 42,885
Cisco Systems, Inc. (Communications Equipment) 2,709 198,055
Citigroup, Inc. (Banks) 1,259 127,449
Citizens Financial Group, Inc. (Banks) 296 15,058
CME Group, Inc. (Capital Markets) 246 65,311
CMS Energy Corp. (Multi-Utilities) 206 15,151
Cognizant Technology Solutions Corp. - Class A (IT
Services) 335 24,415
Coinbase Global, Inc.
*
- Class A (Capital Markets) 155 53,286
Colgate-Palmolive Co. (Household Products) 554 42,686
Comcast Corp. - Class A (Media) 2,519 70,115
Conagra Brands, Inc. (Food Products) 326 5,604
ConocoPhillips (Oil, Gas & Consumable Fuels) 855 75,975
Consolidated Edison, Inc. (Multi-Utilities) 247 24,060
Constellation Brands, Inc. - Class A (Beverages) 99 13,007
Constellation Energy Corp. (Electric Utilities) 215 81,054
Copart, Inc.
*
(Commercial Services & Supplies) 610 26,236

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Bull ProFund
Common Stocks, continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 533 $ 47,480
Corpay, Inc.
*
(Software) 48 12,497
Corteva, Inc. (Chemicals) 464 28,508
CoStar Group, Inc.
*
(Real Estate Management &
Development) 290 19,955
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 302 275,258
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 521 12,327
Crowdstrike Holdings, Inc.
*
- Class A (Software) 170 92,312
Crown Castle International Corp. (Specialized REITs) 299 26,976
CSX Corp. (Ground Transportation) 1,275 45,926
Cummins, Inc. (Machinery) 94 41,142
CVS Health Corp. (Health Care Providers & Services) 867 67,756
D.R. Horton, Inc. (Household Durables) 191 28,474
Danaher Corp. (Life Sciences Tools & Services) 437 94,121
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 79 14,232
Datadog, Inc.
*
- Class A (Software) 222 36,144
DaVita, Inc.
*
(Health Care Providers & Services) 25 2,976
Dayforce, Inc.
*
(Professional Services) 108 7,424
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 102 8,313
Deere & Co. (Machinery) 171 78,939
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 207 33,536
Delta Air Lines, Inc. (Passenger Airlines) 444 25,477
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 433 14,068
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 268 15,603
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 129 18,472
Digital Realty Trust, Inc. (Specialized REITs) 219 37,320
Dollar General Corp. (Consumer Staples Distribution &
Retail) 150 14,799
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 132 13,084
Dominion Energy, Inc. (Multi-Utilities) 583 34,216
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 22 8,766
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 254 64,610
Dover Corp. (Machinery) 94 17,057
Dow, Inc. (Chemicals) 484 11,543
DTE Energy Co. (Multi-Utilities) 141 19,111
Duke Energy Corp. (Electric Utilities) 532 66,128
DuPont de Nemours, Inc. (Chemicals) 286 23,352
Eastman Chemical Co. (Chemicals) 78 4,643
Eaton Corp. PLC (Electrical Equipment) 265 101,113
eBay, Inc. (Broadline Retail) 313 25,450
Ecolab, Inc. (Chemicals) 176 45,126
Edison International (Electric Utilities) 262 14,510
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 402 33,145
Electronic Arts, Inc. (Entertainment) 154 30,809
Elevance Health, Inc. (Health Care Providers &
Services) 154 48,849
Eli Lilly & Co. (Pharmaceuticals) 543 468,533
EMCOR Group, Inc. (Construction & Engineering) 30 20,273
Emerson Electric Co. (Electrical Equipment) 385 53,734
Entergy Corp. (Electric Utilities) 306 29,404
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 373 39,478
EPAM Systems, Inc.
*
(IT Services) 38 6,215
EQT Corp. (Oil, Gas & Consumable Fuels) 427 22,879
Equifax, Inc. (Professional Services) 85 17,944
Equinix, Inc. (Specialized REITs) 67 56,683
Equity Residential (Residential REITs) 237 14,087
Erie Indemnity Co. - Class A (Insurance) 17 4,975
Common Stocks, continued
Shares Value
Essex Property Trust, Inc. (Residential REITs) 44 $ 11,078
Everest Group, Ltd. (Insurance) 29 9,121
Evergy, Inc. (Electric Utilities) 158 12,136
Eversource Energy (Electric Utilities) 254 18,748
Exelon Corp. (Electric Utilities) 690 31,823
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 163 16,840
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 80 17,600
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 93 11,337
Extra Space Storage, Inc. (Specialized REITs) 145 19,363
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 2,917 333,587
F5, Inc.
*
(Communications Equipment) 39 9,869
FactSet Research Systems, Inc. (Capital Markets) 25 6,670
Fair Isaac Corp.
*
(Software) 16 26,552
Fastenal Co. (Trading Companies & Distributors) 784 32,262
Federal Realty Investment Trust (Retail REITs) 54 5,194
FedEx Corp. (Air Freight & Logistics) 148 37,565
Fidelity National Information Services, Inc. (Financial
Services) 356 22,257
Fifth Third Bancorp (Banks) 453 18,854
First Horizon Corp. (Banks) —
(a)
8
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 73 19,487
FirstEnergy Corp. (Electric Utilities) 354 16,224
Fiserv, Inc.
*
(Financial Services) 372 24,809
Ford Motor Co. (Automobiles) 2,673 35,096
Fortinet, Inc.
*
(Software) 445 38,461
Fortive Corp. (Machinery) 231 11,629
Fox Corp. - Class A (Media) 143 9,245
Fox Corp. - Class B (Media) 90 5,257
Franklin Resources, Inc. (Capital Markets) 210 4,748
Freeport-McMoRan, Inc. (Metals & Mining) 983 40,991
Garmin, Ltd. (Household Durables) 113 24,175
Gartner, Inc.
*
(IT Services) 52 12,914
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 313 23,459
GE Vernova, Inc. (Electrical Equipment) 186 108,837
Gen Digital, Inc. (Software) 384 10,122
Generac Holdings, Inc.
*
(Electrical Equipment) 40 6,721
General Dynamics Corp. (Aerospace & Defense) 172 59,323
General Electric Co. (Industrial Conglomerates) 726 224,298
General Mills, Inc. (Food Products) 366 17,059
General Motors Co. (Automobiles) 652 45,047
Genuine Parts Co. (Distributors) 94 11,968
Gilead Sciences, Inc. (Biotechnology) 848 101,582
Global Payments, Inc. (Financial Services) 167 12,986
Globe Life, Inc. (Insurance) 55 7,233
GoDaddy, Inc.
*
- Class A (IT Services) 94 12,514
Halliburton Co. (Energy Equipment & Services) 582 15,621
Hasbro, Inc. (Leisure Products) 91 6,944
HCA Healthcare, Inc. (Health Care Providers &
Services) 113 51,944
Healthpeak Properties, Inc. (Health Care REITs) 474 8,508
Henry Schein, Inc.
*
(Health Care Providers & Services) 69 4,361
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 897 21,905
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 160 41,114
Hologic, Inc.
*
(Health Care Equipment & Supplies) 152 11,234
Honeywell International, Inc. (Industrial Conglomerates) 433 87,176
Hormel Foods Corp. (Food Products) 199 4,296
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 437 7,001
Howmet Aerospace, Inc. (Aerospace & Defense) 276 56,842
HP, Inc. (Technology Hardware, Storage & Peripherals) 642 17,764
Hubbell, Inc. (Electrical Equipment) 37 17,390

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks, continued
Shares Value
Humana, Inc. (Health Care Providers & Services) 83 $ 23,090
Huntington Bancshares, Inc. (Banks) 1,001 15,455
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 26 8,373
IDEX Corp. (Machinery) 52 8,916
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 55 34,623
Illinois Tool Works, Inc. (Machinery) 182 44,393
Incyte Corp.
*
(Biotechnology) 113 10,563
Ingersoll Rand, Inc. (Machinery) 247 18,854
Insulet Corp.
*
(Health Care Equipment & Supplies) 48 15,024
Intel Corp. (Semiconductors & Semiconductor
Equipment) 2,995 119,770
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 306 21,530
Intercontinental Exchange, Inc. (Capital Markets) 392 57,346
International Business Machines Corp. (IT Services) 638 196,127
International Flavors & Fragrances, Inc. (Chemicals) 176 11,083
International Paper Co. (Containers & Packaging) 361 13,950
Intuit, Inc. (Software) 192 128,170
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 245 130,899
Invesco, Ltd. (Capital Markets) 304 7,205
Invitation Homes, Inc. (Residential REITs) 385 10,838
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 116 25,109
Iron Mountain, Inc. (Specialized REITs) 203 20,899
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 52 8,781
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 73 16,125
Jack Henry & Associates, Inc. (Financial Services) 49 7,298
Jacobs Solutions, Inc. (Professional Services) 82 12,776
Johnson & Johnson (Pharmaceuticals) 1,647 311,069
Johnson Controls International PLC (Building Products) 448 51,247
JPMorgan Chase & Co. (Banks) 1,881 585,216
Kellanova (Food Products) 184 15,283
Kenvue, Inc. (Personal Care Products) 1,312 18,854
Keurig Dr Pepper, Inc. (Beverages) 928 25,204
KeyCorp (Banks) 636 11,187
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 117 21,406
Kimberly-Clark Corp. (Household Products) 226 27,054
Kimco Realty Corp. (Retail REITs) 463 9,566
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,337 35,016
KKR & Co., Inc. (Capital Markets) 469 55,497
KLA Corp. (Semiconductors & Semiconductor
Equipment) 91 109,995
L3Harris Technologies, Inc. (Aerospace & Defense) 129 37,294
Labcorp Holdings, Inc. (Health Care Providers &
Services) 56 14,222
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 866 136,361
Lamb Weston Holdings, Inc. (Food Products) 95 5,864
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 211 12,523
Leidos Holdings, Inc. (Professional Services) 87 16,571
Lennar Corp. - Class A (Household Durables) 156 19,308
Lennox International, Inc. (Building Products) 22 11,110
Linde PLC (Chemicals) 322 134,692
Live Nation Entertainment, Inc.
*
(Entertainment) 108 16,149
LKQ Corp. (Distributors) 175 5,593
Lockheed Martin Corp. (Aerospace & Defense) 141 69,355
Loews Corp. (Insurance) 116 11,549
Lowe's Cos., Inc. (Specialty Retail) 385 91,680
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 76 12,961
Common Stocks, continued
Shares Value
LyondellBasell Industries N.V. - Class A (Chemicals) 175 $ 8,124
M&T Bank Corp. (Banks) 107 19,674
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 208 40,541
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 155 40,288
Marsh & McLennan Cos., Inc. (Insurance) 337 60,037
Martin Marietta Materials, Inc. (Construction Materials) 40 24,524
Masco Corp. (Building Products) 144 9,325
MasterCard, Inc. - Class A (Financial Services) 565 311,874
Match Group, Inc. (Interactive Media & Services) 163 5,271
McCormick & Co., Inc. (Food Products) 173 11,100
McDonald's Corp. (Hotels, Restaurants & Leisure) 488 145,633
McKesson Corp. (Health Care Providers & Services) 86 69,775
Medtronic PLC (Health Care Equipment & Supplies) 878 79,635
Merck & Co., Inc. (Pharmaceuticals) 1,708 146,854
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,483 961,503
MetLife, Inc. (Insurance) 382 30,491
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 14 19,828
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 139 4,452
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 369 23,033
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 766 171,408
Microsoft Corp. (Software) 5,085 2,633,063
Mid-America Apartment Communities, Inc. (Residential
REITs) 79 10,130
Moderna, Inc.
*
(Biotechnology) 237 6,437
Mohawk Industries, Inc.
*
(Household Durables) 37 4,205
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 37 5,663
Molson Coors Beverage Co. - Class B (Beverages) 115 5,028
Mondelez International, Inc. - Class A (Food Products) 885 50,853
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 33 33,165
Monster Beverage Corp.
*
(Beverages) 487 32,546
Moody's Corp. (Capital Markets) 106 50,912
Morgan Stanley (Capital Markets) 831 136,283
Motorola Solutions, Inc. (Communications Equipment) 114 46,365
MSCI, Inc. (Capital Markets) 53 31,193
Nasdaq, Inc. (Capital Markets) 310 26,502
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 138 16,254
Netflix, Inc.
*
(Entertainment) 291 325,588
Newmont Corp. (Metals & Mining) 751 60,809
News Corp. - Class A (Media) 256 6,784
News Corp. - Class B (Media) 76 2,316
NextEra Energy, Inc. (Electric Utilities) 1,410 114,773
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 812 52,448
NiSource, Inc. (Multi-Utilities) 322 13,559
Nordson Corp. (Machinery) 37 8,582
Norfolk Southern Corp. (Ground Transportation) 154 43,641
Northern Trust Corp. (Capital Markets) 131 16,856
Northrop Grumman Corp. (Aerospace & Defense) 92 53,677
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 308 6,905
NRG Energy, Inc. (Electric Utilities) 132 22,686
Nucor Corp. (Metals & Mining) 156 23,408
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 16,692 3,379,962
NVR, Inc.
*
(Household Durables) 2 14,422

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Bull ProFund
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 172 $ 35,969
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 491 20,229
Old Dominion Freight Line, Inc. (Ground
Transportation) 126 17,693
Omnicom Group, Inc. (Media) 132 9,903
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 280 14,022
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 430 28,810
Oracle Corp. (Software) 1,133 297,537
O'Reilly Automotive, Inc.
*
(Specialty Retail) 581 54,870
Otis Worldwide Corp. (Machinery) 269 24,952
PACCAR, Inc. (Machinery) 360 35,424
Packaging Corp. of America (Containers & Packaging) 61 11,941
Palantir Technologies, Inc.
*
- Class A (Software) 1,557 312,132
Palo Alto Networks, Inc.
*
(Software) 457 100,650
Paramount Skydance Corp.
*(b)
- Class B (Media) 209 3,217
Parker-Hannifin Corp. (Machinery) 87 67,236
Paychex, Inc. (Professional Services) 222 25,981
Paycom Software, Inc. (Professional Services) 34 6,361
PayPal Holdings, Inc.
*
(Financial Services) 653 45,233
Pentair PLC (Machinery) 113 12,018
PepsiCo, Inc. (Beverages) 936 136,740
Pfizer, Inc. (Pharmaceuticals) 3,889 95,864
PG&E Corp. (Electric Utilities) 1,502 23,972
Philip Morris International, Inc. (Tobacco) 1,065 153,711
Phillips 66 (Oil, Gas & Consumable Fuels) 276 37,575
Pinnacle West Capital Corp. (Electric Utilities) 82 7,259
PNC Financial Services Group, Inc. (Banks) 270 49,289
Pool Corp. (Distributors) 23 6,142
PPG Industries, Inc. (Chemicals) 155 15,151
PPL Corp. (Electric Utilities) 505 18,443
Principal Financial Group, Inc. (Insurance) 139 11,682
Prologis, Inc. (Industrial REITs) 635 78,797
Prudential Financial, Inc. (Insurance) 241 25,064
PTC, Inc.
*
(Software) 82 16,280
Public Service Enterprise Group, Inc. (Multi-Utilities) 341 27,471
Public Storage (Specialized REITs) 108 30,084
PulteGroup, Inc. (Household Durables) 134 16,063
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 739 133,685
Quanta Services, Inc. (Construction & Engineering) 102 45,812
Quest Diagnostics, Inc. (Health Care Providers &
Services) 77 13,548
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 26 8,311
Raymond James Financial, Inc. (Capital Markets) 121 19,199
Raytheon Technologies Corp. (Aerospace & Defense) 917 163,684
Realty Income Corp. (Retail REITs) 625 36,238
Regency Centers Corp. (Retail REITs) 113 7,791
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 69 44,974
Regions Financial Corp. (Banks) 609 14,738
Republic Services, Inc. (Commercial Services &
Supplies) 139 28,945
ResMed, Inc. (Health Care Equipment & Supplies) 100 24,688
Revvity, Inc. (Life Sciences Tools & Services) 79 7,394
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 530 77,793
Rockwell Automation, Inc. (Electrical Equipment) 77 28,364
Rollins, Inc. (Commercial Services & Supplies) 192 11,061
Roper Technologies, Inc. (Software) 73 32,569
Ross Stores, Inc. (Specialty Retail) 223 35,439
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 172 49,335
S&P Global, Inc. (Capital Markets) 215 104,750
Salesforce, Inc. (Software) 654 170,308
Common Stocks, continued
Shares Value
SBA Communications Corp. - Class A (Specialized
REITs) 73 $ 13,978
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 145 37,103
Sempra (Multi-Utilities) 446 41,006
ServiceNow, Inc.
*
(Software) 142 130,538
Simon Property Group, Inc. (Retail REITs) 223 39,194
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 101 7,850
SLB Ltd. (Energy Equipment & Services) 1,020 36,781
Smurfit WestRock PLC (Containers & Packaging) 357 13,180
Snap-on, Inc. (Machinery) 37 12,415
Solstice Advanced Materials, Inc.
*
(Chemicals) 108 4,879
Solventum Corp.
*
(Health Care Equipment & Supplies) 101 6,973
Southwest Airlines Co. (Passenger Airlines) 358 10,847
Stanley Black & Decker, Inc. (Machinery) 105 7,111
Starbucks Corp. (Hotels, Restaurants & Leisure) 777 62,836
State Street Corp. (Capital Markets) 194 22,438
Steel Dynamics, Inc. (Metals & Mining) 94 14,739
STERIS PLC (Health Care Equipment & Supplies) 68 16,028
Stryker Corp. (Health Care Equipment & Supplies) 236 84,073
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 343 17,822
Synchrony Financial (Consumer Finance) 255 18,967
Synopsys, Inc.
*
(Software) 127 57,635
Sysco Corp. (Consumer Staples Distribution & Retail) 326 24,215
T. Rowe Price Group, Inc. (Capital Markets) 150 15,380
Take-Two Interactive Software, Inc.
*
(Entertainment) 118 30,252
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 142 15,594
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 147 22,644
Target Corp. (Consumer Staples Distribution & Retail) 310 28,743
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 203 50,143
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 33 17,385
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 109 19,812
Tesla, Inc.
*
(Automobiles) 1,920 876,595
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 623 100,590
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 14 13,207
Textron, Inc. (Aerospace & Defense) 121 9,778
The AES Corp. (Independent Power/Renewable
Electricity Producers) 487 6,755
The Bank of New York Mellon Corp. (Capital Markets) 483 52,130
The Boeing Co.
*
(Aerospace & Defense) 517 103,927
The Charles Schwab Corp. (Capital Markets) 1,167 110,305
The Cigna Group (Health Care Providers & Services) 183 44,727
The Clorox Co. (Household Products) 83 9,334
The Coca-Cola Co. (Beverages) 2,650 182,585
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 137 9,578
The Estee Lauder Cos., Inc. (Personal Care Products) 160 15,470
The Goldman Sachs Group, Inc. (Capital Markets) 207 163,399
The Hartford Financial Services Group, Inc. (Insurance) 192 23,843
The Hershey Co. (Food Products) 102 17,302
The Home Depot, Inc. (Specialty Retail) 680 258,121
The Interpublic Group of Cos., Inc. (Media) 250 6,415
The J.M. Smucker Co. (Food Products) 73 7,559
The Kraft Heinz Co. (Food Products) 582 14,393
The Kroger Co. (Consumer Staples Distribution &
Retail) 416 26,470
The Mosaic Co. (Chemicals) 217 5,957
The Procter & Gamble Co. (Household Products) 1,604 241,194

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Bull ProFund
Common Stocks, continued
Shares Value
The Progressive Corp. (Insurance) 401 $ 82,605
The Sherwin-Williams Co. (Chemicals) 159 54,845
The Southern Co. (Electric Utilities) 753 70,812
The TJX Cos., Inc. (Specialty Retail) 763 106,927
The Trade Desk, Inc.
*
- Class A (Media) 304 15,285
The Travelers Cos., Inc. (Insurance) 154 41,367
The Walt Disney Co. (Entertainment) 1,230 138,523
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 834 48,264
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 258 146,388
TKO Group Holdings, Inc.
*
(Entertainment) 48 9,043
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 330 69,317
Tractor Supply Co. (Specialty Retail) 363 19,642
Trane Technologies PLC (Building Products) 153 68,644
TransDigm Group, Inc.
*
(Aerospace & Defense) 39 51,032
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 163 12,999
Truist Financial Corp. (Banks) 882 39,364
Tyler Technologies, Inc.
*
(Software) 29 13,812
Tyson Foods, Inc. - Class A (Food Products) 196 10,076
U.S. Bancorp (Banks) 1,064 49,668
Uber Technologies, Inc.
*
(Ground Transportation) 1,427 137,705
UDR, Inc. (Residential REITs) 206 6,940
Ulta Beauty, Inc.
*
(Specialty Retail) 30 15,596
Union Pacific Corp. (Ground Transportation) 406 89,469
United Airlines Holdings, Inc.
*
(Passenger Airlines) 222 20,877
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 503 48,500
United Rentals, Inc. (Trading Companies & Distributors) 44 38,332
UnitedHealth Group, Inc. (Health Care Providers &
Services) 619 211,425
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 39 8,463
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 213 36,116
Ventas, Inc. (Health Care REITs) 310 22,875
Veralto Corp. (Commercial Services & Supplies) 170 16,776
VeriSign, Inc. (IT Services) 59 14,148
Verisk Analytics, Inc. (Professional Services) 95 20,782
Verizon Communications, Inc. (Diversified
Telecommunication Services) 2,884 114,610
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 176 74,900
Viatris, Inc. (Pharmaceuticals) 795 8,236
VICI Properties, Inc. (Specialized REITs) 729 21,863
Visa, Inc. - Class A (Financial Services) 1,163 396,281
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 218 41,049
Vulcan Materials Co. (Construction Materials) 91 26,345
W.R. Berkley Corp. (Insurance) 206 14,696
W.W. Grainger, Inc. (Trading Companies & Distributors) 30 29,370
Wabtec Corp. (Machinery) 117 23,919
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,003 303,844
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,693 38,008
Waste Management, Inc. (Commercial Services &
Supplies) 254 50,742
Waters Corp.
*
(Life Sciences Tools & Services) 40 13,984
WEC Energy Group, Inc. (Multi-Utilities) 221 24,692
Wells Fargo & Co. (Banks) 2,192 190,638
Welltower, Inc. (Health Care REITs) 457 82,735
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 49 13,821
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 237 35,600
Weyerhaeuser Co. (Specialized REITs) 493 11,339
Williams-Sonoma, Inc. (Specialty Retail) 85 16,519
Common Stocks, continued
Shares Value
Willis Towers Watson PLC (Insurance) 67 $ 20,978
Workday, Inc.
*
- Class A (Software) 148 35,508
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 59 7,020
Xcel Energy, Inc. (Electric Utilities) 405 32,874
Xylem, Inc. (Machinery) 167 25,192
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 191 26,398
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 36 9,693
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 137 13,777
Zoetis, Inc. (Pharmaceuticals) 302 43,515
TOTAL COMMON STOCKS
  (Cost $9,678,001) 39,905,810
Repurchase Agreements
(c) (d)
( 24 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $12,635,383 $ 12,634,000 12,634,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,634,000) 12,634,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(f)
2,928 2,928
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,928) 2,928
TOTAL INVESTMENT SECURITIES
  (Cost $22,314,929)— 99.9% 52,542,738
Net other assets (liabilities) — 0 .1% 71,742
NET ASSETS — 100.0% $ 52,614,480
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $2,816.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,077,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Bull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 12 12/22/25 $ 4,124,400 $ 178,586
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 11/28/25 4.62% $ 5,256,694 $ (29,266)
S&P 500 UBS AG 11/28/25 4.67% 3,324,337 (20,010)
$8,581,031 $(49,276)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Bull ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 652,825 1.2%
Air Freight & Logistics 109,721 0.2%
Automobile Components 12,003 NM
Automobiles 956,738 1.9%
Banks 1,385,674 2.6%
Beverages 398,405 0.8%
Biotechnology 627,470 1.2%
Broadline Retail 1,646,826 3.2%
Building Products 196,789 0.4%
Capital Markets 1,326,501 2.5%
Chemicals 402,122 0.8%
Commercial Services & Supplies 176,645 0.3%
Communications Equipment 365,303 0.7%
Construction & Engineering 66,085 0.1%
Construction Materials 50,869 0.1%
Consumer Finance 249,514 0.5%
Consumer Staples Distribution & Retail 686,413 1.2%
Containers & Packaging 69,525 0.1%
Distributors 23,703 NM
Diversified Telecommunication Services 235,662 0.4%
Electric Utilities 616,501 1.3%
Electrical Equipment 347,890 0.7%
Electronic Equipment, Instruments & Components 305,923 0.6%
Energy Equipment & Services 85,079 0.2%
Entertainment 588,372 1.1%
Financial Services 1,487,638 2.9%
Food Products 192,268 0.4%
Gas Utilities 18,717 NM
Ground Transportation 343,215 0.7%
Health Care Equipment & Supplies 795,687 1.5%
Health Care Providers & Services 654,262 1.2%
Health Care REITs 114,118 0.2%
Hotel & Resort REITs 7,001 NM
Hotels, Restaurants & Leisure 701,077 1.3%
Household Durables 106,647 0.2%
Household Products 334,912 0.6%
Independent Power/Renewable Electricity Producers 47,804 0.1%
Industrial Conglomerates 372,080 0.7%
Industrial REITs 78,797 0.1%
Insurance 669,443 1.3%
Value
% of Net
Assets
Interactive Media & Services $ 2,986,044 5.7%
IT Services 380,235 0.7%
Leisure Products 6,944 NM
Life Sciences Tools & Services 361,822 0.7%
Machinery 622,502 1.2%
Media 143,503 0.3%
Metals & Mining 139,947 0.3%
Multi-Utilities 235,157 0.4%
Office REITs 13,362 NM
Oil, Gas & Consumable Fuels 1,029,430 1.9%
Passenger Airlines 57,201 0.1%
Personal Care Products 34,324 0.1%
Pharmaceuticals 1,138,200 2.2%
Professional Services 197,353 0.4%
Real Estate Management & Development 50,441 0.1%
Residential REITs 77,379 0.1%
Retail REITs 97,983 0.2%
Semiconductors & Semiconductor Equipment 5,986,213 11.4%
Software 4,467,878 8.5%
Specialized REITs 295,779 0.7%
Specialty Retail 650,302 1.2%
Technology Hardware, Storage & Peripherals 2,925,050 5.5%
Textiles, Apparel & Luxury Goods 97,627 0.2%
Tobacco 218,548 0.4%
Trading Companies & Distributors 99,964 0.2%
Water Utilities 17,081 NM
Wireless Telecommunication Services 69,317 0.1%
Other
**
12,708,670 24.1%
Total $ 52,614,480 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Communication Services UltraSector ProFund
Common Stocks ( 85 .3% )
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 8,612 $ 2,421,608
Alphabet, Inc. - Class C (Interactive Media & Services) 6,914 1,948,503
AT&T, Inc. (Diversified Telecommunication Services) 39,597 980,026
Charter Communications, Inc.
*
- Class A (Media) 3,850 900,284
Comcast Corp. - Class A (Media) 35,296 982,464
Electronic Arts, Inc. (Entertainment) 5,501 1,100,530
Fox Corp. - Class A (Media) 8,703 562,649
Fox Corp. - Class B (Media) 6,152 359,338
Live Nation Entertainment, Inc.
*
(Entertainment) 6,538 977,627
Match Group, Inc.
*
(Interactive Media & Services) 9,974 322,559
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,942 3,204,146
Netflix, Inc.
*
(Entertainment) 1,188 1,329,206
News Corp. - Class A (Media) 15,604 413,506
News Corp. - Class B (Media) 5,158 157,164
Omnicom Group, Inc. (Media) 8,030 602,411
Paramount Skydance Corp.
*(a)
- Class B (Media) 12,798 196,961
Take-Two Interactive Software, Inc.
*
(Entertainment) 4,276 1,096,238
The Interpublic Group of Cos., Inc. (Media) 15,183 389,596
The Trade Desk, Inc.
*
- Class A (Media) 18,474 928,873
The Walt Disney Co. (Entertainment) 9,684 1,090,612
TKO Group Holdings, Inc.
*
(Entertainment) 2,860 538,824
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 4,671 981,144
Verizon Communications, Inc. (Diversified
Telecommunication Services) 25,699 1,021,278
Warner Bros. Discovery, Inc.
*
(Entertainment) 61,419 1,378,857
TOTAL COMMON STOCKS
  (Cost $18,818,437) 23,884,404
Repurchase Agreements
(b) (c)
( 15 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $4,442,486 $ 4,442,000 $ 4,442,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,442,000) 4,442,000
Collateral for Securities Loaned
(d)
( 0 .6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
178,032 178,032
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $178,032) 178,032
TOTAL INVESTMENT SECURITIES
  (Cost $23,438,469)— 101.7% 28,504,436
Net other assets (liabilities) — ( 1 .7 ) % (479,177)
NET ASSETS — 100.0% $ 28,025,259
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $171,245.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,641,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 11/24/25 4.62% $ 11,382,487 $ (148,656)
S&P Communication Services
Select Sector Index UBS AG 11/24/25 4.67% 6,814,744 (92,983)
$18,197,231 $(241,639)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Communication Services UltraSector ProFund invested in the following industries as of
October 31, 2025:
Value
% of Net
Assets
Diversified Telecommunication Services $ 2,001,304 7.1%
Entertainment 7,511,894 26.8%
Interactive Media & Services 7,896,816 28.3%
Media 5,493,246 19.6%
Wireless Telecommunication Services 981,144 3.5%
Other
**
4,140,855 14.7%
Total $ 28,025,259 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Consumer Discretionary UltraSector ProFund
Common Stocks ( 75 .3% )
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 4,436 $ 561,331
Amazon.com, Inc.
*
(Broadline Retail) 42,782 10,448,219
Aptiv PLC
*
(Automobile Components) 2,251 182,556
AutoZone, Inc.
*
(Specialty Retail) 173 635,676
Best Buy Co., Inc. (Specialty Retail) 2,032 166,908
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 335 1,701,043
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 11,225 323,617
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 13,863 439,318
D.R. Horton, Inc. (Household Durables) 2,866 427,263
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 1,210 217,982
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 1,534 125,021
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 323 128,703
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 3,827 973,474
eBay, Inc. (Broadline Retail) 4,725 384,190
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 1,222 268,840
Ford Motor Co. (Automobiles) 40,414 530,636
Garmin, Ltd. (Household Durables) 1,692 361,986
General Motors Co. (Automobiles) 9,843 680,053
Genuine Parts Co. (Distributors) 1,438 183,072
Hasbro, Inc. (Leisure Products) 1,377 105,079
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 2,432 624,927
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 3,194 189,564
Lennar Corp. - Class A (Household Durables) 2,353 291,231
LKQ Corp. (Distributors) 2,660 85,014
Lowe's Cos., Inc. (Specialty Retail) 5,794 1,379,725
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 1,128 192,369
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 2,329 606,929
McDonald's Corp. (Hotels, Restaurants & Leisure) 6,302 1,880,707
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 2,111 67,615
Mohawk Industries, Inc.
*
(Household Durables) 540 61,366
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 12,282 793,294
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 4,672 104,746
Common Stocks, continued
Shares Value
NVR, Inc.
*
(Household Durables) 30 $ 216,325
O'Reilly Automotive, Inc.
*
(Specialty Retail) 8,772 828,428
Pool Corp. (Distributors) 340 90,800
PulteGroup, Inc. (Household Durables) 2,040 244,535
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 400 127,864
Ross Stores, Inc. (Specialty Retail) 3,381 537,309
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 2,612 749,200
Starbucks Corp. (Hotels, Restaurants & Leisure) 11,751 950,303
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 2,152 236,333
Tesla, Inc.
*
(Automobiles) 20,498 9,358,566
The Home Depot, Inc. (Specialty Retail) 7,268 2,758,861
The TJX Cos., Inc. (Specialty Retail) 11,534 1,616,375
Tractor Supply Co. (Specialty Retail) 5,479 296,469
Ulta Beauty, Inc.
*
(Specialty Retail) 465 241,744
Williams-Sonoma, Inc. (Specialty Retail) 1,272 247,200
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 873 103,878
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 2,869 396,524
TOTAL COMMON STOCKS
  (Cost $28,412,163) 44,123,168
Repurchase Agreements
(a) (b)
( 16 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $9,776,070 $ 9,775,000 9,775,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,775,000) 9,775,000
TOTAL INVESTMENT SECURITIES
  (Cost $38,187,163)— 92.0% 53,898,168
Net other assets (liabilities) — 8 .0% 4,660,755
NET ASSETS — 100.0% $ 58,558,923
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $7,438,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 11/24/25 4.62% $ 19,903,831 $ 83,915
S&P Consumer Discretionary
Select Sector Index UBS AG 11/24/25 4.67% 23,620,345 80,726
$43,524,176 $164,641
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Consumer Discretionary UltraSector ProFund
Consumer Discretionary UltraSector ProFund invested in the following industries as of
October 31, 2025:
Value
% of Net
Assets
Automobile Components $ 182,556 0.3%
Automobiles 10,569,255 18.0%
Broadline Retail 10,832,409 18.5%
Distributors 358,886 0.6%
Hotels, Restaurants & Leisure 10,288,701 17.6%
Household Durables 1,602,706 2.7%
Leisure Products 105,079 0.2%
Specialty Retail 8,708,695 14.9%
Textiles, Apparel & Luxury Goods 1,474,881 2.5%
Other
**
14,435,755 24.7%
Total $ 58,558,923 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Consumer Staples UltraSector ProFunds
Common Stocks ( 81 .5% )
Shares Value
Altria Group, Inc. (Tobacco) 1,545 $ 87,107
Archer-Daniels-Midland Co. (Food Products) 721 43,642
Brown-Forman Corp. - Class B (Beverages) 264 7,189
Bunge Global SA (Food Products) 210 19,866
Campbell Soup Co. (Food Products) 295 8,888
Church & Dwight Co., Inc. (Household Products) 366 32,095
Colgate-Palmolive Co. (Household Products) 1,213 93,462
Conagra Brands, Inc. (Food Products) 719 12,360
Constellation Brands, Inc. - Class A (Beverages) 214 28,115
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 233 212,367
Dollar General Corp. (Consumer Staples Distribution &
Retail) 330 32,558
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 291 28,844
General Mills, Inc. (Food Products) 802 37,381
Hormel Foods Corp. (Food Products) 437 9,435
Kellanova (Food Products) 404 33,556
Kenvue, Inc. (Personal Care Products) 2,878 41,357
Keurig Dr Pepper, Inc. (Beverages) 2,039 55,379
Kimberly-Clark Corp. (Household Products) 498 59,616
Lamb Weston Holdings, Inc. (Food Products) 209 12,902
McCormick & Co., Inc. (Food Products) 380 24,381
Molson Coors Beverage Co. - Class B (Beverages) 254 11,105
Mondelez International, Inc. - Class A (Food Products) 1,643 94,406
Monster Beverage Corp.
*
(Beverages) 1,070 71,508
PepsiCo, Inc. (Beverages) 719 105,039
Philip Morris International, Inc. (Tobacco) 817 117,918
Sysco Corp. (Consumer Staples Distribution & Retail) 717 53,259
Target Corp. (Consumer Staples Distribution & Retail) 682 63,235
The Clorox Co. (Household Products) 184 20,693
The Coca-Cola Co. (Beverages) 2,034 140,143
Common Stocks, continued
Shares Value
The Estee Lauder Cos., Inc. (Personal Care Products) 351 $ 33,938
The Hershey Co. (Food Products) 222 37,658
The J.M. Smucker Co. (Food Products) 160 16,568
The Kraft Heinz Co. (Food Products) 1,279 31,630
The Kroger Co. (Consumer Staples Distribution &
Retail) 913 58,094
The Procter & Gamble Co. (Household Products) 1,230 184,954
Tyson Foods, Inc. - Class A (Food Products) 429 22,055
Walmart, Inc. (Consumer Staples Distribution & Retail) 2,305 233,219
TOTAL COMMON STOCKS
  (Cost $1,234,113) 2,175,922
Repurchase Agreements
(a) (b)
( 30 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $802,088 $ 802,000 802,000
TOTAL REPURCHASE AGREEMENTS
(Cost $802,000) 802,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,036,113)— 111.5% 2,977,922
Net other assets (liabilities) — ( 11 .5 ) % (306,056)
NET ASSETS — 100.0% $ 2,671,866
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $423,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 11/24/25 4.62% $ 1,042,148 $ (40,820)
S&P Consumer Staples Select
Sector Index UBS AG 11/24/25 4.67% 800,290 (46,877)
$1,842,438 $(87,697)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Consumer Staples UltraSector ProFunds
Consumer Staples UltraSector ProFund invested in the following industries as of October
31, 2025:
Value
% of Net
Assets
Beverages $ 418,478 15.7%
Consumer Staples Distribution & Retail 681,576 25.6%
Food Products 404,728 15.1%
Household Products 390,820 14.6%
Personal Care Products 75,295 2.8%
Tobacco 205,025 7.7%
Other
**
495,944 18.5%
Total $ 2,671,866 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Energy UltraSector ProFund
Common Stocks ( 79 .9% )
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 3,208 $ 72,661
Baker Hughes Co. (Energy Equipment & Services) 8,839 427,896
Chevron Corp. (Oil, Gas & Consumable Fuels) 14,884 2,347,503
ConocoPhillips (Oil, Gas & Consumable Fuels) 9,659 858,299
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 6,842 161,882
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 5,691 184,901
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,687 241,562
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 4,724 499,988
EQT Corp. (Oil, Gas & Consumable Fuels) 5,595 299,780
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 2,135 220,567
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 25,811 2,951,745
Halliburton Co. (Energy Equipment & Services) 7,644 205,165
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 17,531 459,137
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 2,726 531,325
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 6,443 265,452
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 5,646 378,282
Phillips 66 (Oil, Gas & Consumable Fuels) 3,623 493,235
SLB Ltd. (Energy Equipment & Services) 13,376 482,339
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 1,929 297,143
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 173 163,205
Common Stocks, continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 9,669 $ 559,545
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 2,785 472,225
TOTAL COMMON STOCKS
  (Cost $3,328,440) 12,573,837
Repurchase Agreements
(a) (b)
( 22 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $3,504,384 $ 3,504,000 3,504,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,504,000) 3,504,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,832,440)— 102.2% 16,077,837
Net other assets (liabilities) — ( 2 .2 ) % (349,984)
NET ASSETS — 100.0% $ 15,727,853
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $2,507,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 11/24/25 4.62% $ 6,013,994 $ (68,870)
S&P Energy Select Sector Index UBS AG 11/24/25 4.67% 5,000,379 (143,873)
$11,014,373 $(212,743)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Energy UltraSector ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Energy Equipment & Services $ 1,115,400 7.1%
Oil, Gas & Consumable Fuels 11,458,437 72.8%
Other
**
3,154,016 20.1%
Total $ 15,727,853 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Europe 30 ProFund
Common Stocks (99.8%)
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR(a)
(Beverages) 2,603 $ 158,523
ArcelorMittal SA
ADR
(Metals & Mining) 3,568 135,905
Argenx SE
*ADR
(Biotechnology) 210 171,885
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,175 199,539
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 168 177,950
AstraZeneca PLC
ADR
(Pharmaceuticals) 1,511 124,506
Barclays PLC
ADR
(Banks) 7,430 159,671
BioNTech SE
*ADR
(Biotechnology) 756 78,556
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 4,072 143,049
British American Tobacco PLC
ADR
(Tobacco) 3,274 167,596
Diageo PLC
ADR
(Beverages) 881 81,131
Equinor ASA
ADR(a)
(Oil, Gas & Consumable Fuels) 4,785 114,649
GSK PLC
ADR
(Pharmaceuticals) 3,316 155,388
Haleon PLC
*ADR
(Personal Care Products) 9,990 92,607
HSBC Holdings PLC
ADR
(Banks) 3,568 250,010
ING Groep N.V.
ADR
(Banks) 6,464 161,148
Jumia Technologies AG
*ADR
(Advertising & Marketing) 17,520 191,143
National Grid PLC
ADR
(Multi-Utilities) 1,805 135,826
Nokia Oyj
ADR(a)
(Communications Equipment) 19,183 132,555
Novo Nordisk A/S
ADR
(Pharmaceuticals) 1,931 95,507
RELX PLC
ADR
(Professional Services) 2,644 116,971
Rio Tinto PLC
ADR
(Metals & Mining) 2,225 159,622
Ryanair Holdings PLC
ADR
(Passenger Airlines) 1,931 120,649
Sanofi S.A.
ADR
(Pharmaceuticals) 2,938 148,604
SAP SE
ADR
(Software) 1,007 261,830
Shell PLC
ADR
(Oil, Gas & Consumable Fuels) 2,099 157,257
Telefonaktiebolaget LM Ericsson
ADR(a)
(Communications
Equipment) 10,704 108,003
Tenaris S.A.
ADR
(Energy Equipment & Services) 2,225 88,555
TotalEnergies SE
ADR
(Oil, Gas & Consumable Fuels) 2,393 148,940
Vodafone Group PLC
ADR
(Wireless Telecommunication
Services) 9,948 119,873
TOTAL COMMON STOCKS
  (Cost $2,978,195) 4,357,448
Collateral for Securities Loaned
(b)
( 7.6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
329,962 329,962
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $329,962) 329,962
TOTAL INVESTMENT SECURITIES
  (Cost $3,308,157)— 107.4% 4,687,410
Net other assets (liabilities) —  (7.4)% (324,838)
NET ASSETS — 100.0% $ 4,362,572
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $313,755.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
ADR
American Depositary Receipt
Europe 30 ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 191,143 4.4%
Banks 570,829 13.1%
Beverages 239,654 5.5%
Biotechnology 250,441 5.7%
Communications Equipment 240,558 5.5%
Energy Equipment & Services 88,555 2.0%
Metals & Mining 295,527 6.8%
Multi-Utilities 135,826 3.1%
Oil, Gas & Consumable Fuels 563,895 12.9%
Passenger Airlines 120,649 2.8%
Personal Care Products 92,607 2.1%
Pharmaceuticals 524,005 12.0%
Professional Services 116,971 2.7%
Semiconductors & Semiconductor Equipment 377,489 8.7%
Software 261,830 6.0%
Tobacco 167,596 3.8%
Wireless Telecommunication Services 119,873 2.7%
Other
**
5,124 0.2%
Total $ 4,362,572 100.0%
Europe 30 ProFund invested in securities with exposure to the following countries as of
October 31, 2025:
Value
% of Net
Assets
Belgium $ 158,523 3.6%
Denmark 95,507 2.2%
Finland 132,555 3.0%
France 297,544 6.8%
Germany 531,529 12.2%
Ireland 120,649 2.8%
Luxembourg 224,460 5.1%
Netherlands 510,983 11.7%
Norway 114,649 2.6%
Sweden 108,003 2.5%
United Kingdom 2,063,046 47.3%
Other
**
5,124 0.2%
Total $ 4,362,572 100.0%
** Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Falling U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 100.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,118,122 $ 1,118,000 $ 1,118,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,118,000) 1,118,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,786,642)— 249.6% 2,767,904
Net other assets (liabilities) —  (149.6)% (1,658,993)
NET ASSETS — 100.0% $ 1,108,911
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At October 31,
2025, the aggregate amount held in a segregated account was $26,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
As of October 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 12,017 British pound 9,037 11/14/25 $ 11,871 $ 146
U.S. dollar 10,404 Canadian dollar 14,567 11/14/25 10,395 9
U.S. dollar 58,342 Euro 50,378 11/14/25 58,106 236
U.S. dollar 10,093 Japanese yen 1,540,121 11/14/25 10,009 84
U.S. dollar 4,028 Swedish krona 38,382 11/14/25 4,046 (18)
U.S. dollar 3,824 Swiss franc 3,074 11/14/25 3,826 (2)
Total Short Contracts $ 98,708 $ 98,253 $455
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 84,464 U.S. dollar $ 113,380 11/14/25 $ 110,947 $ (2,433)
Canadian dollar 152,848 U.S. dollar 109,844 11/14/25 109,069 (775)
Euro 278,376 U.S. dollar 324,489 11/14/25 321,080 (3,409)
Japanese yen 12,679,137 U.S. dollar 83,410 11/14/25 82,401 (1,009)
Swedish krona 289,302 U.S. dollar 30,754 11/14/25 30,490 (264)
Swiss franc 28,424 U.S. dollar 35,644 11/14/25 35,385 (259)
Total Long Contracts $ 697,521 $ 689,372 $ (8,149)
As of October 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 52,241 British pound 39,322 11/14/25 $ 51,651 $ 590
U.S. dollar 41,590 Canadian dollar 58,163 11/14/25 41,504 86
U.S. dollar 259,548 Euro 223,469 11/14/25 257,750 1,798
U.S. dollar 60,456 Japanese yen 9,203,839 11/14/25 59,816 640
U.S. dollar 19,464 Swedish krona 183,560 11/14/25 19,346 118
U.S. dollar 16,339 Swiss franc 13,026 11/14/25 16,216 123
Total Short Contracts $ 449,638 $ 446,283 $3,355
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 64,334 U.S. dollar $ 86,135 11/14/25 $ 84,506 $ (1,629)
Canadian dollar 60,832 U.S. dollar 43,576 11/14/25 43,408 (168)
Euro 547,510 U.S. dollar 637,993 11/14/25 631,501 (6,492)
Japanese yen 21,140,329 U.S. dollar 139,164 11/14/25 137,390 (1,774)
Swedish krona 372,251 U.S. dollar 39,547 11/14/25 39,233 (314)
Swiss franc 19,675 U.S. dollar 24,706 11/14/25 24,494 (212)
Total Long Contracts $ 971,121 $ 960,532 $ (10,589)
Total unrealized appreciation $3,830
Total unrealized (depreciation) (18,758)
Total net unrealized appreciation/(depreciation) $(14,928)

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Financials UltraSector ProFund
Common Stocks (84.1%)
Shares Value
Aflac, Inc. (Insurance) 1,842 $ 197,444
Allstate Corp. (Insurance) 1,008 193,052
American Express Co. (Consumer Finance) 2,077 749,235
American International Group, Inc. (Insurance) 2,120 167,395
Ameriprise Financial, Inc. (Capital Markets) 361 163,450
Aon PLC - Class A (Insurance) 825 281,061
Apollo Global Management, Inc. (Financial Services) 1,761 218,910
Arch Capital Group, Ltd.
*
(Insurance) 1,422 122,733
Arthur J. Gallagher & Co. (Insurance) 982 244,999
Assurant, Inc. (Insurance) 193 40,862
Bank of America Corp. (Banks) 26,078 1,393,869
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 7,016 3,350,421
BlackRock, Inc. (Capital Markets) 551 596,628
Blackstone, Inc. (Capital Markets) 2,820 413,525
Block, Inc.
*
(Financial Services) 2,104 159,778
Brown & Brown, Inc. (Insurance) 1,122 89,468
Capital One Financial Corp. (Consumer Finance) 2,447 538,316
Cboe Global Markets, Inc. (Capital Markets) 400 98,256
Chubb, Ltd. (Insurance) 1,419 392,978
Cincinnati Financial Corp. (Insurance) 598 92,445
Citigroup, Inc. (Banks) 7,048 713,469
Citizens Financial Group, Inc. (Banks) 1,650 83,936
CME Group, Inc. (Capital Markets) 1,379 366,111
Coinbase Global, Inc.
*
- Class A (Capital Markets) 865 297,370
Corpay, Inc.
*
(Software) 270 70,295
Erie Indemnity Co. - Class A (Insurance) 97 28,386
Everest Group, Ltd. (Insurance) 160 50,323
FactSet Research Systems, Inc. (Capital Markets) 145 38,686
Fidelity National Information Services, Inc. (Financial
Services) 2,001 125,103
Fifth Third Bancorp (Banks) 2,533 105,423
First Horizon Corp. (Banks) 1 16
Fiserv, Inc.
*
(Financial Services) 2,080 138,715
Franklin Resources, Inc. (Capital Markets) 1,172 26,499
Global Payments, Inc. (Financial Services) 928 72,161
Globe Life, Inc. (Insurance) 310 40,768
Huntington Bancshares, Inc. (Banks) 6,017 92,902
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 1,704 119,893
Intercontinental Exchange, Inc. (Capital Markets) 2,190 320,375
Invesco, Ltd. (Capital Markets) 1,706 40,432
Jack Henry & Associates, Inc. (Financial Services) 279 41,554
JPMorgan Chase & Co. (Banks) 10,527 3,275,161
KeyCorp (Banks) 3,566 62,726
KKR & Co., Inc. (Capital Markets) 2,626 310,735
Loews Corp. (Insurance) 651 64,814
M&T Bank Corp. (Banks) 598 109,954
Marsh & McLennan Cos., Inc. (Insurance) 1,881 335,100
MasterCard, Inc. - Class A (Financial Services) 3,159 1,743,736
MetLife, Inc. (Insurance) 2,138 170,655
Moody's Corp. (Capital Markets) 590 283,377
Common Stocks, continued
Shares Value
Morgan Stanley (Capital Markets) 4,642 $ 761,288
MSCI, Inc. (Capital Markets) 296 174,211
Nasdaq, Inc. (Capital Markets) 1,734 148,240
Northern Trust Corp. (Capital Markets) 732 94,186
PayPal Holdings, Inc.
*
(Financial Services) 3,658 253,390
PNC Financial Services Group, Inc. (Banks) 1,507 275,103
Principal Financial Group, Inc. (Insurance) 776 65,215
Prudential Financial, Inc. (Insurance) 1,347 140,088
Raymond James Financial, Inc. (Capital Markets) 679 107,737
Regions Financial Corp. (Banks) 3,415 82,643
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 2,961 434,616
S&P Global, Inc. (Capital Markets) 1,196 582,703
State Street Corp. (Capital Markets) 1,085 125,491
Synchrony Financial (Consumer Finance) 1,425 105,992
T. Rowe Price Group, Inc. (Capital Markets) 841 86,228
The Bank of New York Mellon Corp. (Capital Markets) 2,700 291,411
The Charles Schwab Corp. (Capital Markets) 6,529 617,121
The Goldman Sachs Group, Inc. (Capital Markets) 1,158 914,090
The Hartford Financial Services Group, Inc. (Insurance) 1,076 133,618
The Progressive Corp. (Insurance) 2,243 462,058
The Travelers Cos., Inc. (Insurance) 861 231,282
Truist Financial Corp. (Banks) 4,934 220,204
U.S. Bancorp (Banks) 5,954 277,933
Visa, Inc. - Class A (Financial Services) 6,502 2,215,491
W.R. Berkley Corp. (Insurance) 1,146 81,756
Wells Fargo & Co. (Banks) 12,257 1,065,991
Willis Towers Watson PLC (Insurance) 373 116,786
TOTAL COMMON STOCKS
  (Cost $23,370,992) 28,698,372
Repurchase Agreements
(a)(b)
( 16.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $5,550,607 $ 5,550,000 5,550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,550,000) 5,550,000
TOTAL INVESTMENT SECURITIES
  (Cost $28,920,992)— 100.4% 34,248,372
Net other assets (liabilities) —  (0.4)% (140,728)
NET ASSETS — 100.0% $ 34,107,644
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $4,123,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 10,416,915 $ (17,317)
S&P Financial Select Sector
Index UBS AG 11/24/25 4.67% 12,089,945 (64,547)
$22,506,860 $(81,864)

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Financials UltraSector ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Financials UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Banks $ 7,759,330 22.7%
Capital Markets 7,412,659 21.7%
Consumer Finance 1,393,543 4.1%
Financial Services 8,319,259 24.4%
Insurance 3,743,286 11.0%
Software 70,295 0.2%
Other
**
5,409,272 15.9%
Total $ 34,107,644 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Health Care UltraSector ProFund
Common Stocks (80.8%)
Shares Value
Abbott Laboratories (Health Care Equipment &
Supplies) 2,899 $ 358,373
AbbVie, Inc. (Biotechnology) 2,941 641,256
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 473 69,228
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 112 15,443
Amgen, Inc. (Biotechnology) 897 267,692
Baxter International, Inc. (Health Care Equipment &
Supplies) 855 15,792
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 477 85,245
Biogen, Inc.
*
(Biotechnology) 244 37,642
Bio-Techne Corp. (Life Sciences Tools & Services) 261 16,331
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 2,468 248,577
Bristol-Myers Squibb Co. (Pharmaceuticals) 3,390 156,177
Cardinal Health, Inc. (Health Care Providers & Services) 398 75,926
Cencora, Inc. (Health Care Providers & Services) 323 109,113
Centene Corp.
*
(Health Care Providers & Services) 777 27,482
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 82 14,766
CVS Health Corp. (Health Care Providers & Services) 2,112 165,053
Danaher Corp. (Life Sciences Tools & Services) 1,061 228,518
DaVita, Inc.
*
(Health Care Providers & Services) 60 7,141
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 653 38,018
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 978 80,636
Elevance Health, Inc. (Health Care Providers &
Services) 375 118,950
Eli Lilly & Co. (Pharmaceuticals) 1,324 1,142,426
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 760 56,962
Gilead Sciences, Inc. (Biotechnology) 2,066 247,486
HCA Healthcare, Inc. (Health Care Providers &
Services) 273 125,493
Henry Schein, Inc.
*
(Health Care Providers & Services) 172 10,870
Hologic, Inc.
*
(Health Care Equipment & Supplies) 370 27,347
Humana, Inc. (Health Care Providers & Services) 200 55,638
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 133 83,725
Incyte Corp.
*
(Biotechnology) 273 25,520
Insulet Corp.
*
(Health Care Equipment & Supplies) 117 36,622
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 597 318,964
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 283 61,258
Johnson & Johnson (Pharmaceuticals) 4,011 757,558
Labcorp Holdings, Inc. (Health Care Providers &
Services) 138 35,046
McKesson Corp. (Health Care Providers & Services) 207 167,948
Medtronic PLC (Health Care Equipment & Supplies) 2,134 193,554
Merck & Co., Inc. (Pharmaceuticals) 4,160 357,677
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 34 48,154
Common Stocks, continued
Shares Value
Moderna, Inc.
*
(Biotechnology) 577 $ 15,671
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 90 13,775
Pfizer, Inc. (Pharmaceuticals) 9,469 233,411
Quest Diagnostics, Inc. (Health Care Providers &
Services) 186 32,727
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 170 110,806
ResMed, Inc. (Health Care Equipment & Supplies) 244 60,239
Revvity, Inc. (Life Sciences Tools & Services) 193 18,063
Solventum Corp.
*
(Health Care Equipment & Supplies) 245 16,915
STERIS PLC (Health Care Equipment & Supplies) 164 38,655
Stryker Corp. (Health Care Equipment & Supplies) 573 204,126
The Cigna Group (Health Care Providers & Services) 445 108,762
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 332 23,210
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 629 356,889
UnitedHealth Group, Inc. (Health Care Providers &
Services) 1,509 515,415
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 94 20,399
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 427 181,718
Viatris, Inc. (Pharmaceuticals) 1,942 20,119
Waters Corp.
*
(Life Sciences Tools & Services) 99 34,610
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 120 33,848
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 330 33,185
Zoetis, Inc. (Pharmaceuticals) 738 106,338
TOTAL COMMON STOCKS
  (Cost $1,725,482) 8,708,488
Repurchase Agreements
(a)(b)
( 36.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $3,907,428 $ 3,907,000 3,907,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,907,000) 3,907,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,632,482)— 117.0% 12,615,488
Net other assets (liabilities) —  (17.0)% (1,831,772)
NET ASSETS — 100.0% $ 10,783,716
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $2,146,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 6,029,405 $ (34,008)
S&P Health Care Select Sector
Index UBS AG 11/24/25 4.37% 1,494,605 (78,996)
$7,524,010 $(113,004)

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Health Care UltraSector ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Health Care UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Biotechnology $ 1,527,791 14.2%
Health Care Equipment & Supplies 1,935,588 17.9%
Health Care Providers & Services 1,589,738 14.7%
Life Sciences Tools & Services 881,665 8.2%
Pharmaceuticals 2,773,706 25.8%
Other
**
2,075,228 19.2%
Total $ 10,783,716 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Industrials UltraSector ProFund
Common Stocks (73.6%)
Shares Value
3M Co. (Industrial Conglomerates) 868 $ 144,522
A.O. Smith Corp. (Building Products) 186 12,274
Allegion PLC (Building Products) 140 23,208
AMETEK, Inc. (Electrical Equipment) 376 75,993
Automatic Data Processing, Inc. (Professional Services) 660 171,799
Axon Enterprise, Inc.
*
(Aerospace & Defense) 128 93,725
Broadridge Financial Solutions, Inc. (Professional
Services) 191 42,096
Builders FirstSource, Inc.
*
(Building Products) 180 20,911
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 192 29,566
Carrier Global Corp. (Building Products) 1,303 77,515
Caterpillar, Inc. (Machinery) 763 440,450
Cintas Corp. (Commercial Services & Supplies) 558 102,265
Copart, Inc.
*
(Commercial Services & Supplies) 1,449 62,321
CSX Corp. (Ground Transportation) 3,037 109,393
Cummins, Inc. (Machinery) 224 98,040
Dayforce, Inc.
*
(Professional Services) 260 17,872
Deere & Co. (Machinery) 410 189,269
Delta Air Lines, Inc. (Passenger Airlines) 1,057 60,651
Dover Corp. (Machinery) 223 40,466
Eaton Corp. PLC (Electrical Equipment) 634 241,909
EMCOR Group, Inc. (Construction & Engineering) 73 49,332
Emerson Electric Co. (Electrical Equipment) 917 127,986
Equifax, Inc. (Professional Services) 202 42,642
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 221 26,940
Fastenal Co. (Trading Companies & Distributors) 1,869 76,909
FedEx Corp. (Air Freight & Logistics) 354 89,852
Fortive Corp. (Machinery) 551 27,737
GE Vernova, Inc. (Electrical Equipment) 443 259,217
Generac Holdings, Inc.
*
(Electrical Equipment) 96 16,130
General Dynamics Corp. (Aerospace & Defense) 411 141,754
General Electric Co. (Industrial Conglomerates) 1,727 533,557
Honeywell International, Inc. (Industrial Conglomerates) 1,034 208,175
Howmet Aerospace, Inc. (Aerospace & Defense) 657 135,309
Hubbell, Inc. (Electrical Equipment) 87 40,890
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 64 20,609
IDEX Corp. (Machinery) 123 21,090
Illinois Tool Works, Inc. (Machinery) 432 105,373
Ingersoll Rand, Inc. (Machinery) 589 44,958
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 125 21,108
Jacobs Solutions, Inc. (Professional Services) 195 30,383
Johnson Controls International PLC (Building Products) 1,066 121,940
L3Harris Technologies, Inc. (Aerospace & Defense) 305 88,176
Leidos Holdings, Inc. (Professional Services) 209 39,808
Lennox International, Inc. (Building Products) 52 26,260
Lockheed Martin Corp. (Aerospace & Defense) 335 164,780
Masco Corp. (Building Products) 341 22,083
Nordson Corp. (Machinery) 87 20,180
Norfolk Southern Corp. (Ground Transportation) 365 103,434
Northrop Grumman Corp. (Aerospace & Defense) 219 127,776
Old Dominion Freight Line, Inc. (Ground
Transportation) 301 42,266
Otis Worldwide Corp. (Machinery) 639 59,274
PACCAR, Inc. (Machinery) 855 84,132
Parker-Hannifin Corp. (Machinery) 208 160,749
Paychex, Inc. (Professional Services) 528 61,793
Paycom Software, Inc. (Professional Services) 82 15,341
Pentair PLC (Machinery) 267 28,395
Quanta Services, Inc. (Construction & Engineering) 243 109,139
Raytheon Technologies Corp. (Aerospace & Defense) 2,180 389,129
Republic Services, Inc. (Commercial Services &
Supplies) 331 68,927
Rockwell Automation, Inc. (Electrical Equipment) 183 67,410
Rollins, Inc. (Commercial Services & Supplies) 458 26,385
Common Stocks, continued
Shares Value
Snap-on, Inc. (Machinery) 85 $ 28,522
Southwest Airlines Co. (Passenger Airlines) 856 25,937
Stanley Black & Decker, Inc. (Machinery) 252 17,065
Textron, Inc. (Aerospace & Defense) 290 23,435
The Boeing Co.
*
(Aerospace & Defense) 1,232 247,656
Trane Technologies PLC (Building Products) 362 162,411
TransDigm Group, Inc. (Aerospace & Defense) 92 120,383
Uber Technologies, Inc.
*
(Ground Transportation) 3,397 327,810
Union Pacific Corp. (Ground Transportation) 966 212,877
United Airlines Holdings, Inc.
*
(Passenger Airlines) 527 49,559
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 1,199 115,608
United Rentals, Inc. (Trading Companies & Distributors) 105 91,474
Veralto Corp. (Commercial Services & Supplies) 404 39,867
Verisk Analytics, Inc. (Professional Services) 228 49,877
W.W. Grainger, Inc. (Trading Companies & Distributors) 72 70,488
Wabtec Corp. (Machinery) 278 56,834
Waste Management, Inc. (Commercial Services &
Supplies) 604 120,662
Xylem, Inc. (Machinery) 397 59,887
TOTAL COMMON STOCKS
  (Cost $4,894,361) 7,721,925
Repurchase Agreements
(a)(b)
( 24.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $2,611,286 $ 2,611,000 2,611,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,611,000) 2,611,000
TOTAL INVESTMENT SECURITIES
  (Cost $7,505,361)— 98.5% 10,332,925
Net other assets (liabilities) —  1.5% 154,038
NET ASSETS — 100.0% $ 10,486,963
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,503,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Industrials UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 5,867,990 $ 7,261
S&P Industrials Select Sector
Index UBS AG 11/24/25 4.67% 2,099,284 1,007
$7,967,274 $8,268
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Industrials UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 1,552,732 14.8%
Air Freight & Logistics 261,966 2.5%
Building Products 466,602 4.4%
Commercial Services & Supplies 420,427 4.0%
Construction & Engineering 158,471 1.5%
Electrical Equipment 829,535 7.9%
Ground Transportation 816,888 7.8%
Industrial Conglomerates 886,254 8.5%
Machinery 1,482,421 14.1%
Passenger Airlines 136,147 1.3%
Professional Services 471,611 4.5%
Trading Companies & Distributors 238,871 2.3%
Other
**
2,765,038 26.4%
Total $ 10,486,963 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Internet UltraSector ProFund
Common Stocks (82.9%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 14,309 $ 1,810,661
Akamai Technologies, Inc.
*
(IT Services) 4,782 359,128
Alphabet, Inc. - Class A (Interactive Media & Services) 20,046 5,636,735
Alphabet, Inc. - Class C (Interactive Media & Services) 16,092 4,535,047
Amazon.com, Inc.
*
(Broadline Retail) 37,553 9,171,193
Arista Networks, Inc.
*
(Communications Equipment) 25,824 4,072,187
Atlassian Corp.
*
- Class A (Software) 5,511 933,674
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 711 3,610,272
Box, Inc.
*
- Class A (Software) 4,829 154,963
Carvana Co.
*
(Specialty Retail) 4,605 1,411,617
Ciena Corp.
*
(Communications Equipment) 4,714 895,283
Cisco Systems, Inc. (Communications Equipment) 64,224 4,695,416
Cloudflare, Inc.
*
- Class A (IT Services) 10,434 2,642,932
Confluent, Inc.
*
- Class A (Software) 9,736 227,530
Copart, Inc.
*
(Commercial Services & Supplies) 29,667 1,275,978
CoreWeave, Inc.
*
- Class A (IT Services) 7,289 974,612
Datadog, Inc.
*
- Class A (Software) 10,781 1,755,255
DocuSign, Inc.
*
(Software) 6,739 492,890
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 12,345 3,140,198
DraftKings, Inc.
*
(Hotels, Restaurants & Leisure) 16,557 506,479
Dropbox, Inc.
*
- Class A (Software) 6,172 178,988
Duolingo, Inc.
*
(Diversified Consumer Services) 1,324 358,327
eBay, Inc. (Broadline Retail) 15,241 1,239,246
F5, Inc.
*
(Communications Equipment) 1,916 484,844
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 5,862 1,363,443
GoDaddy, Inc.
*
- Class A (IT Services) 4,617 614,661
HubSpot, Inc.
*
(Software) 1,757 864,303
MARA Holdings, Inc.
*(a)
(Software) 12,354 225,708
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 11,502 7,457,322
Netflix, Inc.
*
(Entertainment) 6,892 7,711,183
Nutanix, Inc.
*
- Class A (Software) 8,940 636,886
Okta, Inc.
*
(IT Services) 5,575 510,280
Paycom Software, Inc. (Professional Services) 1,670 312,440
PayPal Holdings, Inc.
*
(Financial Services) 31,861 2,207,011
ROBLOX Corp.
*
- Class A (Entertainment) 21,511 2,446,231
Salesforce, Inc. (Software) 16,046 4,178,538
Snowflake, Inc.
*
(IT Services) 11,127 3,058,591
Common Stocks, continued
Shares Value
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 5,014 $ 1,460,077
VeriSign, Inc. (IT Services) 2,804 672,399
Workday, Inc.
*
- Class A (Software) 7,203 1,728,144
Zoom Video Communications, Inc.
*
(Software) 8,680 757,156
TOTAL COMMON STOCKS
  (Cost $32,996,335) 86,767,828
Repurchase Agreements
(b)(c)
( 16.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $17,215,884 $ 17,214,000 17,214,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,214,000) 17,214,000
Collateral for Securities Loaned
(d)
( 0.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
125,140 125,140
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $125,140) 125,140
TOTAL INVESTMENT SECURITIES
  (Cost $50,335,475)— 99.4% 104,106,968
Net other assets (liabilities) —  0.6% 598,029
NET ASSETS — 100.0% $ 104,704,997
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $125,277.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $13,075,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Composite Internet
Index Goldman Sachs International 11/24/25 4.62% $ 33,510,681 $ 353,962
Dow Jones Composite Internet
Index UBS AG 11/24/25 4.67% 36,649,505 411,803
$70,160,186 $765,765
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Internet UltraSector ProFund
Internet UltraSector ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Broadline Retail $ 10,410,439 9.9%
Commercial Services & Supplies 1,275,978 1.2%
Communications Equipment 10,147,730 9.7%
Diversified Consumer Services 358,327 0.3%
Entertainment 10,157,414 9.7%
Financial Services 2,207,011 2.1%
Health Care Technology 1,460,077 1.4%
Hotels, Restaurants & Leisure 10,431,053 10.1%
Interactive Media & Services 17,629,104 16.8%
IT Services 8,832,603 8.4%
Professional Services 312,440 0.3%
Software 12,134,035 11.7%
Specialty Retail 1,411,617 1.3%
Other
**
17,937,169 17.1%
Total $ 104,704,997 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

30 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Common Stocks ( 100 .0% )
Shares Value
AbbVie, Inc. (Biotechnology) 488 $ 106,403
Adobe, Inc.
*
(Software) 116 39,476
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 282 35,684
Allegion PLC (Building Products) 30 4,973
Alphabet, Inc. - Class A (Interactive Media & Services) 3,832 1,077,519
Alphabet, Inc. - Class C (Interactive Media & Services) 3,077 867,160
Altria Group, Inc. (Tobacco) 512 28,867
Amazon.com, Inc.
*
(Broadline Retail) 3,709 905,813
American Express Co. (Consumer Finance) 358 129,141
Ameriprise Financial, Inc. (Capital Markets) 62 28,072
AMETEK, Inc. (Electrical Equipment) 73 14,754
Amgen, Inc. (Biotechnology) 153 45,660
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 805 112,169
Aon PLC - Class A (Insurance) 73 24,870
Apollo Global Management, Inc. (Financial Services) 305 37,915
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,498 1,216,124
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 222 51,748
AppLovin Corp.
*
- Class A (Software) 179 114,082
Arch Capital Group, Ltd. (Insurance) 246 21,232
Arista Networks, Inc.
*
(Communications Equipment) 680 107,229
Arthur J. Gallagher & Co. (Insurance) 76 18,961
Autodesk, Inc.
*
(Software) 142 42,790
Automatic Data Processing, Inc. (Professional Services) 153 39,826
AutoZone, Inc.
*
(Specialty Retail) 11 40,419
AvalonBay Communities, Inc. (Residential REITs) 41 7,132
Axon Enterprise, Inc.
*
(Aerospace & Defense) 52 38,076
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 593 283,181
Block, Inc.
*
(Financial Services) 134 10,176
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 20 101,555
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 977 98,403
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 3,098 1,145,114
Broadridge Financial Solutions, Inc. (Professional
Services) 34 7,494
Brown & Brown, Inc. (Insurance) 194 15,470
Builders FirstSource, Inc.
*
(Building Products) 38 4,414
Cadence Design Systems, Inc.
*
(Software) 99 33,530
Camden Property Trust (Residential REITs) 36 3,581
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 716 20,642
Carrier Global Corp. (Building Products) 254 15,110
Caterpillar, Inc. (Machinery) 308 177,795
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 193 29,419
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 886 28,077
Cincinnati Financial Corp. (Insurance) 55 8,502
Cintas Corp. (Commercial Services & Supplies) 226 41,419
Coinbase Global, Inc.
*
- Class A (Capital Markets) 74 25,440
Colgate-Palmolive Co. (Household Products) 236 18,184
Constellation Energy Corp. (Electric Utilities) 205 77,285
Copart, Inc.
*
(Commercial Services & Supplies) 589 25,333
Corpay, Inc.
*
(Software) 48 12,497
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 292 266,143
Crowdstrike Holdings, Inc.
*
- Class A (Software) 164 89,054
CSX Corp. (Ground Transportation) 566 20,387
Cummins, Inc. (Machinery) 90 39,391
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 34 6,125
Datadog, Inc.
*
- Class A (Software) 212 34,516
DaVita, Inc.
*
(Health Care Providers & Services) 25 2,976
Dayforce, Inc.
*
(Professional Services) 107 7,355
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 100 8,150
Common Stocks, continued
Shares Value
Deere & Co. (Machinery) 74 $ 34,161
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 94 15,229
Delta Air Lines, Inc. (Passenger Airlines) 429 24,616
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 112 6,521
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 8 3,188
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 244 62,066
Dover Corp. (Machinery) 41 7,440
Eaton Corp. PLC (Electrical Equipment) 257 98,061
eBay, Inc. (Broadline Retail) 202 16,425
Ecolab, Inc. (Chemicals) 83 21,281
Electronic Arts, Inc. (Entertainment) 60 12,004
Eli Lilly & Co. (Pharmaceuticals) 524 452,139
EMCOR Group, Inc. (Construction & Engineering) 29 19,598
Emerson Electric Co. (Electrical Equipment) 253 35,311
Equinix, Inc. (Specialized REITs) 30 25,380
Erie Indemnity Co. - Class A (Insurance) 17 4,975
Essex Property Trust, Inc. (Residential REITs) 20 5,035
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 78 17,160
Extra Space Storage, Inc. (Specialized REITs) 62 8,279
F5, Inc.
*
(Communications Equipment) 18 4,555
FactSet Research Systems, Inc. (Capital Markets) 11 2,935
Fair Isaac Corp.
*
(Software) 16 26,552
Fastenal Co. (Trading Companies & Distributors) 433 17,818
First Horizon Corp. (Banks) 1 17
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 37 9,877
Fiserv, Inc.
*
(Financial Services) 358 23,875
Fortinet, Inc.
*
(Software) 430 37,165
Garmin, Ltd. (Household Durables) 107 22,891
Gartner, Inc.
*
(IT Services) 50 12,417
GE Vernova, Inc. (Electrical Equipment) 180 105,326
Gen Digital, Inc. (Software) 215 5,667
Generac Holdings, Inc.
*
(Electrical Equipment) 23 3,864
General Electric Co. (Industrial Conglomerates) 286 88,360
GoDaddy, Inc.
*
- Class A (IT Services) 90 11,982
HCA Healthcare, Inc. (Health Care Providers &
Services) 64 29,419
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 155 39,829
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 266 4,261
Howmet Aerospace, Inc. (Aerospace & Defense) 267 54,989
Hubbell, Inc. (Electrical Equipment) 35 16,450
Illinois Tool Works, Inc. (Machinery) 73 17,806
Incyte Corp.
*
(Biotechnology) 65 6,076
Ingersoll Rand, Inc. (Machinery) 239 18,243
Insulet Corp.
*
(Health Care Equipment & Supplies) 47 14,711
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 295 20,756
Intercontinental Exchange, Inc. (Capital Markets) 196 28,673
International Business Machines Corp. (IT Services) 614 188,749
Intuit, Inc. (Software) 184 122,829
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 237 126,625
Iron Mountain, Inc. (Specialized REITs) 195 20,075
Jack Henry & Associates, Inc. (Financial Services) 19 2,830
JPMorgan Chase & Co. (Banks) 1,032 321,076
KKR & Co., Inc. (Capital Markets) 200 23,666
KLA Corp. (Semiconductors & Semiconductor
Equipment) 87 105,160
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 205 12,167
Leidos Holdings, Inc. (Professional Services) 45 8,571
Lennox International, Inc. (Building Products) 20 10,100
Live Nation Entertainment, Inc.
*
(Entertainment) 104 15,551
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 34 5,798

Schedule of Portfolio Investments :: October 31, 2025 (unaudited) :: 31
Large-Cap Growth ProFund
Common Stocks, continued
Shares Value
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 149 $ 38,749
Marsh & McLennan Cos., Inc. (Insurance) 144 25,654
Martin Marietta Materials, Inc. (Construction Materials) 20 12,262
Masco Corp. (Building Products) 58 3,756
MasterCard, Inc. - Class A (Financial Services) 543 299,731
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,428 925,844
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 6 8,498
Microsoft Corp. (Software) 2,547 1,318,862
Mid-America Apartment Communities, Inc. (Residential
REITs) 32 4,103
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 31 31,155
Monster Beverage Corp.
*
(Beverages) 208 13,901
Moody's Corp. (Capital Markets) 54 25,936
Morgan Stanley (Capital Markets) 360 59,041
Motorola Solutions, Inc. (Communications Equipment) 109 44,331
MSCI, Inc. (Capital Markets) 51 30,016
Nasdaq, Inc. (Capital Markets) 123 10,515
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 61 7,185
Netflix, Inc.
*
(Entertainment) 280 313,280
NextEra Energy, Inc. (Electric Utilities) 910 74,074
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 299 6,704
NRG Energy, Inc. (Electric Utilities) 127 21,826
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 16,077 3,255,432
NVR, Inc.
*
(Household Durables) 1 7,211
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 67 14,011
Old Dominion Freight Line, Inc. (Ground
Transportation) 57 8,004
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 235 15,745
Oracle Corp. (Software) 1,091 286,508
O'Reilly Automotive, Inc.
*
(Specialty Retail) 560 52,886
PACCAR, Inc. (Machinery) 191 18,794
Packaging Corp. of America (Containers & Packaging) 29 5,677
Palantir Technologies, Inc. - Class A (Software) 1,499 300,505
Palo Alto Networks, Inc.
*
(Software) 441 97,126
Parker-Hannifin Corp. (Machinery) 85 65,690
Paychex, Inc. (Professional Services) 101 11,820
Paycom Software, Inc. (Professional Services) 34 6,361
PayPal Holdings, Inc.
*
(Financial Services) 423 29,301
Pentair PLC (Machinery) 70 7,445
Philip Morris International, Inc. (Tobacco) 554 79,958
PPL Corp. (Electric Utilities) 255 9,313
PTC, Inc.
*
(Software) 37 7,346
Public Service Enterprise Group, Inc. (Multi-Utilities) 156 12,567
Public Storage (Specialized REITs) 104 28,971
PulteGroup, Inc. (Household Durables) 131 15,703
Quanta Services, Inc. (Construction & Engineering) 98 44,014
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 25 7,992
Raymond James Financial, Inc. (Capital Markets) 73 11,583
Raytheon Technologies Corp. (Aerospace & Defense) 503 89,785
Republic Services, Inc. (Commercial Services &
Supplies) 133 27,696
ResMed, Inc. (Health Care Equipment & Supplies) 96 23,700
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 341 50,052
Rollins, Inc. (Commercial Services & Supplies) 109 6,279
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 166 47,614
S&P Global, Inc. (Capital Markets) 97 47,259
Common Stocks, continued
Shares Value
Salesforce, Inc. (Software) 631 $ 164,319
ServiceNow, Inc.
*
(Software) 137 125,941
Simon Property Group, Inc. (Retail REITs) 214 37,613
Stryker Corp. (Health Care Equipment & Supplies) 119 42,393
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 333 17,303
Synchrony Financial (Consumer Finance) 247 18,372
Synopsys, Inc.
*
(Software) 64 29,044
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 137 15,045
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 143 22,028
Tesla, Inc.
*
(Automobiles) 1,850 844,636
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 12 11,321
The Bank of New York Mellon Corp. (Capital Markets) 251 27,090
The Hartford Financial Services Group, Inc. (Insurance) 103 12,791
The Home Depot, Inc. (Specialty Retail) 288 109,321
The Progressive Corp. (Insurance) 386 79,516
The Sherwin-Williams Co. (Chemicals) 87 30,010
The TJX Cos., Inc. (Specialty Retail) 434 60,821
The Trade Desk, Inc.
*
- Class A (Media) 294 14,782
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 420 24,305
TKO Group Holdings, Inc.
*
(Entertainment) 47 8,855
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 170 35,709
Tractor Supply Co. (Specialty Retail) 190 10,281
Trane Technologies PLC (Building Products) 146 65,504
TransDigm Group, Inc. (Aerospace & Defense) 37 48,415
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 71 5,662
Tyler Technologies, Inc.
*
(Software) 28 13,335
Uber Technologies, Inc.
*
(Ground Transportation) 1,375 132,688
UDR, Inc. (Residential REITs) 90 3,032
United Airlines Holdings, Inc.
*
(Passenger Airlines) 213 20,031
United Rentals, Inc. (Trading Companies & Distributors) 42 36,590
Veralto Corp. (Commercial Services & Supplies) 78 7,697
Verisk Analytics, Inc. (Professional Services) 40 8,750
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 170 72,347
Visa, Inc. - Class A (Financial Services) 1,118 380,946
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 210 39,543
Vulcan Materials Co. (Construction Materials) 55 15,923
W.R. Berkley Corp. (Insurance) 110 7,847
W.W. Grainger, Inc. (Trading Companies & Distributors) 29 28,391
Wabtec Corp. (Machinery) 113 23,102
Walmart, Inc. (Consumer Staples Distribution & Retail) 1,939 196,188
Waste Management, Inc. (Commercial Services &
Supplies) 130 25,970
Waters Corp.
*
(Life Sciences Tools & Services) 18 6,293
Welltower, Inc. (Health Care REITs) 239 43,269
Williams-Sonoma, Inc. (Specialty Retail) 81 15,742
Willis Towers Watson PLC (Insurance) 31 9,706
Workday, Inc.
*
- Class A (Software) 67 16,075
Wynn Resorts, Ltd.
*
(Hotels, Restaurants & Leisure) 56 6,663
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 76 10,504
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 15 4,039
TOTAL COMMON STOCKS
  (Cost $8,939,017) 21,222,912
TOTAL INVESTMENT SECURITIES
  (Cost $8,939,017)— 100.0% 21,222,912
Net other assets (liabilities) — NM % (4,379)
NET ASSETS — 100.0% $ 21,218,533

32 :: October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Growth ProFund
*
Non-income producing security.
REIT
Real Estate Investment Trust
Large-Cap Growth ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 231,265 1.1%
Automobiles 844,636 4.0%
Banks 321,093 1.5%
Beverages 13,901 0.1%
Biotechnology 230,486 1.1%
Broadline Retail 922,238 4.2%
Building Products 103,857 0.5%
Capital Markets 391,034 1.8%
Chemicals 51,291 0.3%
Commercial Services & Supplies 134,394 0.6%
Communications Equipment 156,115 0.7%
Construction & Engineering 63,612 0.3%
Construction Materials 28,185 0.1%
Consumer Finance 147,513 0.7%
Consumer Staples Distribution & Retail 462,331 2.1%
Containers & Packaging 5,677 NM
Electric Utilities 182,498 0.8%
Electrical Equipment 273,766 1.3%
Electronic Equipment, Instruments & Components 121,870 0.6%
Entertainment 349,690 1.6%
Financial Services 1,067,955 5.0%
Ground Transportation 161,079 0.8%
Health Care Equipment & Supplies 312,353 1.5%
Health Care Providers & Services 32,395 0.2%
Health Care REITs 43,269 0.2%
Hotel & Resort REITs 4,261 NM
Hotels, Restaurants & Leisure 436,727 2.1%
Household Durables 45,805 0.2%
Household Products 18,184 0.1%
Independent Power/Renewable Electricity Producers 39,543 0.2%
Industrial Conglomerates 88,360 0.4%
Insurance 229,524 1.1%
Interactive Media & Services 2,870,523 13.6%
IT Services 213,148 1.0%
Life Sciences Tools & Services 14,791 0.1%
Machinery 409,867 1.9%
Media 14,782 0.1%
Multi-Utilities 12,567 0.1%
Oil, Gas & Consumable Fuels 73,399 0.3%
Passenger Airlines 44,647 0.2%
Pharmaceuticals 452,139 2.0%
Professional Services 90,177 0.4%
Real Estate Management & Development 29,419 0.1%
Residential REITs 22,883 0.1%
Retail REITs 37,613 0.2%
Semiconductors & Semiconductor Equipment 4,612,497 21.8%
Software 2,917,219 13.9%
Specialized REITs 82,705 0.4%
Specialty Retail 289,470 1.4%
Technology Hardware, Storage & Peripherals 1,255,841 5.9%
Textiles, Apparel & Luxury Goods 36,985 0.2%
Tobacco 108,825 0.5%
Trading Companies & Distributors 82,799 0.4%
Wireless Telecommunication Services 35,709 0.2%
Other
**
(4,379) NM
Total $ 21,218,533 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Large-Cap Value ProFund
Common Stocks (100.5%)
Shares Value
3M Co. (Industrial Conglomerates) 171 $ 28,472
A.O. Smith Corp. (Building Products) 37 2,442
Abbott Laboratories (Health Care Equipment &
Supplies) 559 69,103
AbbVie, Inc. (Biotechnology) 329 71,735
Accenture PLC - Class A (IT Services) 200 50,019
Adobe, Inc.
*
(Software) 79 26,884
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 521 133,439
Aflac, Inc. (Insurance) 155 16,614
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 91 13,319
Air Products & Chemicals, Inc. (Chemicals) 71 17,224
Akamai Technologies, Inc.
*
(IT Services) 46 3,455
Albemarle Corp. (Chemicals) 38 3,733
Alexandria Real Estate Equities, Inc. (Office REITs) 50 2,911
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 22 3,033
Allegion PLC (Building Products) 13 2,155
Alliant Energy Corp. (Electric Utilities) 82 5,479
Allstate Corp. (Insurance) 85 16,279
Altria Group, Inc. (Tobacco) 291 16,407
Amazon.com, Inc.
*
(Broadline Retail) 1,309 319,684
Amcor PLC (Containers & Packaging) 740 5,846
Ameren Corp. (Multi-Utilities) 87 8,876
American Electric Power Co., Inc. (Electric Utilities) 172 20,685
American International Group, Inc. (Insurance) 178 14,055
American Tower Corp. - Class A (Specialized REITs) 150 26,847
American Water Works Co., Inc. (Water Utilities) 63 8,091
AMETEK, Inc. (Electrical Equipment) 39 7,882
Amgen, Inc. (Biotechnology) 99 29,545
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 159 37,227
Aon PLC - Class A (Insurance) 34 11,583
APA Corp. (Oil, Gas & Consumable Fuels) 115 2,605
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 2,573 695,661
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 149 34,732
Aptiv PLC
*
(Automobile Components) 70 5,677
Archer-Daniels-Midland Co. (Food Products) 154 9,322
Arthur J. Gallagher & Co. (Insurance) 45 11,227
Assurant, Inc. (Insurance) 16 3,388
AT&T, Inc. (Diversified Telecommunication Services) 2,296 56,826
Atmos Energy Corp. (Gas Utilities) 52 8,929
Automatic Data Processing, Inc. (Professional Services) 56 14,577
AvalonBay Communities, Inc. (Residential REITs) 26 4,522
Avery Dennison Corp. (Containers & Packaging) 25 4,372
Baker Hughes Co. (Energy Equipment & Services) 317 15,346
Ball Corp. (Containers & Packaging) 87 4,089
Bank of America Corp. (Banks) 2,188 116,949
Baxter International, Inc. (Health Care Equipment &
Supplies) 165 3,048
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 92 16,441
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 300 143,263
Best Buy Co., Inc. (Specialty Retail) 63 5,175
Biogen, Inc.
*
(Biotechnology) 47 7,251
Bio-Techne Corp. (Life Sciences Tools & Services) 50 3,129
BlackRock, Inc. (Capital Markets) 46 49,808
Blackstone, Inc. (Capital Markets) 237 34,754
Block, Inc.
*
(Financial Services) 111 8,429
Boston Properties, Inc. (Office REITs) 47 3,346
Bristol-Myers Squibb Co. (Pharmaceuticals) 653 30,084
Broadridge Financial Solutions, Inc. (Professional
Services) 21 4,628
Brown-Forman Corp.
*
- Class B (Beverages) 57 1,552
Common Stocks, continued
Shares Value
Builders FirstSource, Inc.
*
(Building Products) 17 $ 1,975
Bunge Global SA (Food Products) 45 4,257
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 38 5,852
Cadence Design Systems, Inc.
*
(Software) 39 13,209
Camden Property Trust (Residential REITs) 17 1,691
Campbell Soup Co. (Food Products) 63 1,898
Capital One Financial Corp. (Consumer Finance) 205 45,098
Cardinal Health, Inc. (Health Care Providers & Services) 77 14,689
Carrier Global Corp. (Building Products) 134 7,972
Cboe Global Markets, Inc.
*
(Capital Markets) 34 8,352
CDW Corp. (Electronic Equipment, Instruments &
Components) 42 6,694
Cencora, Inc. (Health Care Providers & Services) 62 20,944
Centene Corp.
*
(Health Care Providers & Services) 150 5,306
CenterPoint Energy, Inc. (Multi-Utilities) 210 8,030
CF Industries Holdings, Inc. (Chemicals) 52 4,331
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 16 2,881
Charter Communications, Inc.
*
- Class A (Media) 30 7,014
Chevron Corp. (Oil, Gas & Consumable Fuels) 618 97,471
Chubb, Ltd. (Insurance) 119 32,955
Church & Dwight Co., Inc. (Household Products) 78 6,840
Cincinnati Financial Corp. (Insurance) 24 3,710
Cisco Systems, Inc. (Communications Equipment) 1,271 92,922
Citigroup, Inc. (Banks) 591 59,827
Citizens Financial Group, Inc. (Banks) 138 7,020
CME Group, Inc. (Capital Markets) 116 30,797
CMS Energy Corp. (Multi-Utilities) 96 7,061
Cognizant Technology Solutions Corp. - Class A (IT
Services) 157 11,442
Coinbase Global, Inc.
*
- Class A (Capital Markets) 37 12,720
Colgate-Palmolive Co. (Household Products) 145 11,172
Comcast Corp. - Class A (Media) 1,182 32,900
Conagra Brands, Inc. (Food Products) 154 2,647
ConocoPhillips (Oil, Gas & Consumable Fuels) 401 35,633
Consolidated Edison, Inc. (Multi-Utilities) 116 11,300
Constellation Brands, Inc. - Class A (Beverages) 46 6,043
Corning, Inc. (Electronic Equipment, Instruments &
Components) 250 22,270
Corteva, Inc. (Chemicals) 218 13,394
CoStar Group, Inc.
*
(Real Estate Management &
Development) 136 9,358
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 245 5,797
Crown Castle International Corp. (Specialized REITs) 140 12,631
CSX Corp. (Ground Transportation) 323 11,634
CVS Health Corp. (Health Care Providers & Services) 407 31,807
D.R. Horton, Inc. (Household Durables) 89 13,268
Danaher Corp. (Life Sciences Tools & Services) 205 44,153
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 21 3,783
Deere & Co. (Machinery) 45 20,774
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 52 8,425
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 204 6,628
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 72 4,192
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 60 8,591
Digital Realty Trust, Inc. (Specialized REITs) 103 17,552
Dollar General Corp. (Consumer Staples Distribution &
Retail) 71 7,005
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 62 6,145
Dominion Energy, Inc. (Multi-Utilities) 274 16,081
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 6 2,391
Dover Corp. (Machinery) 24 4,355
Dow, Inc. (Chemicals) 228 5,438
DTE Energy Co. (Multi-Utilities) 67 9,081
Duke Energy Corp. (Electric Utilities) 250 31,075

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
DuPont de Nemours, Inc. (Chemicals) 134 $ 10,941
Eastman Chemical Co. (Chemicals) 37 2,202
eBay, Inc. (Broadline Retail) 48 3,903
Ecolab, Inc. (Chemicals) 42 10,769
Edison International (Electric Utilities) 124 6,867
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 188 15,501
Electronic Arts, Inc. (Entertainment) 43 8,603
Elevance Health, Inc. (Health Care Providers &
Services) 72 22,838
Emerson Electric Co. (Electrical Equipment) 58 8,095
Entergy Corp. (Electric Utilities) 143 13,741
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 175 18,522
EPAM Systems, Inc.
*
(IT Services) 18 2,944
EQT Corp. (Oil, Gas & Consumable Fuels) 200 10,716
Equifax, Inc. (Professional Services) 40 8,444
Equinix, Inc. (Specialized REITs) 17 14,382
Equity Residential (Residential REITs) 112 6,658
Essex Property Trust, Inc. (Residential REITs) 11 2,769
Everest Group, Ltd. (Insurance) 13 4,089
Evergy, Inc. (Electric Utilities) 74 5,684
Eversource Energy (Electric Utilities) 119 8,783
Exelon Corp. (Electric Utilities) 324 14,943
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 76 7,852
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 44 5,364
Extra Space Storage, Inc. (Specialized REITs) 37 4,941
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 1,369 156,558
F5, Inc.
*
(Communications Equipment) 10 2,531
FactSet Research Systems, Inc. (Capital Markets) 7 1,868
Fastenal Co. (Trading Companies & Distributors) 158 6,502
Federal Realty Investment Trust (Retail REITs) 25 2,405
FedEx Corp. (Air Freight & Logistics) 70 17,767
Fidelity National Information Services, Inc. (Financial
Services) 168 10,503
Fifth Third Bancorp (Banks) 212 8,823
First Horizon Corp. (Banks) 1 18
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 16 4,271
FirstEnergy Corp. (Electric Utilities) 167 7,654
Ford Motor Co. (Automobiles) 1,255 16,478
Fortive Corp.
*
(Machinery) 109 5,487
Fox Corp.
*
- Class A (Media) 67 4,332
Fox Corp. - Class B (Media) 48 2,804
Franklin Resources, Inc. (Capital Markets) 98 2,216
Freeport-McMoRan, Inc. (Metals & Mining) 461 19,224
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 147 11,018
Gen Digital, Inc. (Software) 76 2,003
Generac Holdings, Inc.
*
(Electrical Equipment) 7 1,176
General Dynamics Corp. (Aerospace & Defense) 81 27,937
General Electric Co. (Industrial Conglomerates) 201 62,099
General Mills, Inc. (Food Products) 172 8,017
General Motors Co. (Automobiles) 306 21,142
Genuine Parts Co. (Distributors) 45 5,728
Gilead Sciences, Inc. (Biotechnology) 398 47,676
Global Payments, Inc. (Financial Services) 78 6,065
Globe Life, Inc. (Insurance) 26 3,419
Halliburton Co. (Energy Equipment & Services) 274 7,354
Hasbro, Inc. (Leisure Products) 43 3,281
HCA Healthcare, Inc. (Health Care Providers &
Services) 22 10,113
Healthpeak Properties, Inc. (Health Care REITs) 223 4,003
Henry Schein, Inc.
*
(Health Care Providers & Services) 33 2,086
Common Stocks, continued
Shares Value
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 421 $ 10,281
Hologic, Inc.
*
(Health Care Equipment & Supplies) 71 5,248
Honeywell International, Inc. (Industrial Conglomerates) 204 41,071
Hormel Foods Corp. (Food Products) 94 2,029
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 76 1,218
HP, Inc. (Technology Hardware, Storage & Peripherals) 302 8,356
Humana, Inc. (Health Care Providers & Services) 39 10,849
Huntington Bancshares, Inc. (Banks) 505 7,797
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 13 4,186
IDEX Corp. (Machinery) 24 4,115
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 26 16,367
Illinois Tool Works, Inc. (Machinery) 50 12,197
Incyte Corp.
*
(Biotechnology) 21 1,963
Intel Corp. (Semiconductors & Semiconductor
Equipment) 1,405 56,186
Intercontinental Exchange, Inc. (Capital Markets) 88 12,874
International Flavors & Fragrances, Inc. (Chemicals) 82 5,164
International Paper Co. (Containers & Packaging) 170 6,568
Invesco, Ltd. (Capital Markets) 143 3,389
Invitation Homes, Inc. (Residential REITs) 181 5,095
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 55 11,905
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 25 4,222
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 34 7,510
Jack Henry & Associates, Inc. (Financial Services) 14 2,085
Jacobs Solutions, Inc. (Professional Services) 38 5,921
Johnson & Johnson (Pharmaceuticals) 773 145,996
Johnson Controls International PLC (Building Products) 210 24,021
JPMorgan Chase & Co. (Banks) 380 118,227
Kellanova (Food Products) 86 7,143
Kenvue, Inc. (Personal Care Products) 616 8,852
Keurig Dr Pepper, Inc. (Beverages) 436 11,842
KeyCorp (Banks) 299 5,259
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 55 10,063
Kimberly-Clark Corp. (Household Products) 107 12,809
Kimco Realty Corp. (Retail REITs) 217 4,483
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 628 16,447
KKR & Co., Inc. (Capital Markets) 123 14,555
L3Harris Technologies, Inc. (Aerospace & Defense) 60 17,346
Labcorp Holdings, Inc. (Health Care Providers &
Services) 27 6,857
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 406 63,929
Lamb Weston Holdings, Inc. (Food Products) 45 2,778
Leidos Holdings, Inc. (Professional Services) 20 3,809
Lennar Corp. - Class A (Household Durables) 73 9,035
Linde PLC (Chemicals) 151 63,162
LKQ Corp. (Distributors) 83 2,653
Lockheed Martin Corp. (Aerospace & Defense) 66 32,464
Loews Corp. (Insurance) 55 5,476
Lowe's Cos., Inc. (Specialty Retail) 180 42,863
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 19 3,240
LyondellBasell Industries N.V. - Class A (Chemicals) 83 3,853
M&T Bank Corp. (Banks) 50 9,194
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 98 19,101
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1 168
Marsh & McLennan Cos., Inc. (Insurance) 88 15,677

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
Martin Marietta Materials, Inc. (Construction Materials) 9 $ 5,518
Masco Corp. (Building Products) 40 2,590
Match Group, Inc. (Interactive Media & Services) 77 2,490
McCormick & Co., Inc. (Food Products) 81 5,197
McDonald's Corp. (Hotels, Restaurants & Leisure) 229 68,340
McKesson Corp. (Health Care Providers & Services) 40 32,454
Medtronic PLC (Health Care Equipment & Supplies) 411 37,278
Merck & Co., Inc. (Pharmaceuticals) 802 68,956
MetLife, Inc. (Insurance) 179 14,288
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 4 5,665
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 66 2,114
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 173 10,799
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 359 80,333
Microsoft Corp. (Software) 1,145 592,893
Mid-America Apartment Communities, Inc. (Residential
REITs) 22 2,821
Moderna, Inc.
*
(Biotechnology) 111 3,015
Mohawk Industries, Inc.
*
(Household Durables) 17 1,932
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 17 2,602
Molson Coors Beverage Co.
*
- Class B (Beverages) 54 2,361
Mondelez International, Inc. - Class A (Food Products) 415 23,846
Monster Beverage Corp.
*
(Beverages) 128 8,554
Moody's Corp. (Capital Markets) 24 11,527
Morgan Stanley (Capital Markets) 214 35,096
Nasdaq, Inc. (Capital Markets) 86 7,352
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 34 4,005
Newmont Corp. (Metals & Mining) 353 28,582
News Corp.
*
- Class A (Media) 121 3,207
News Corp.
*
- Class B (Media) 40 1,219
NextEra Energy, Inc. (Electric Utilities) 218 17,745
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 381 24,609
NiSource, Inc. (Multi-Utilities) 151 6,359
Nordson Corp. (Machinery) 17 3,943
Norfolk Southern Corp. (Ground Transportation) 72 20,403
Northern Trust Corp. (Capital Markets) 61 7,849
Northrop Grumman Corp. (Aerospace & Defense) 43 25,088
Nucor Corp. (Metals & Mining) 74 11,104
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 49 10,247
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 231 9,517
Old Dominion Freight Line, Inc. (Ground
Transportation) 32 4,493
Omnicom Group, Inc. (Media) 62 4,651
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 131 6,560
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 89 5,963
Otis Worldwide Corp. (Machinery) 126 11,688
PACCAR, Inc. (Machinery) 76 7,478
Packaging Corp. of America (Containers & Packaging) 14 2,741
Paramount Skydance Corp.
*(a)
- Class B (Media) 99 1,524
Paychex, Inc. (Professional Services) 55 6,437
PayPal Holdings, Inc.
*
(Financial Services) 101 6,996
Pentair PLC (Machinery) 18 1,914
PepsiCo, Inc. (Beverages) 440 64,280
Pfizer, Inc. (Pharmaceuticals) 1,825 44,986
PG&E Corp. (Electric Utilities) 706 11,268
Philip Morris International, Inc. (Tobacco) 230 33,195
Common Stocks, continued
Shares Value
Phillips 66 (Oil, Gas & Consumable Fuels) 130 $ 17,698
Pinnacle West Capital Corp. (Electric Utilities) 38 3,364
PNC Financial Services Group, Inc. (Banks) 126 23,001
Pool Corp. (Distributors) 11 2,938
PPG Industries, Inc. (Chemicals) 72 7,038
PPL Corp. (Electric Utilities) 114 4,163
Principal Financial Group, Inc. (Insurance) 65 5,463
Prologis, Inc. (Industrial REITs) 298 36,979
Prudential Financial, Inc. (Insurance) 113 11,752
PTC, Inc.
*
(Software) 20 3,971
Public Service Enterprise Group, Inc. (Multi-Utilities) 85 6,848
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 346 62,591
Quest Diagnostics, Inc. (Health Care Providers &
Services) 36 6,334
Ralliant Corp.
*
(Electrical Equipment) 1 44
Raymond James Financial, Inc. (Capital Markets) 22 3,491
Raytheon Technologies Corp. (Aerospace & Defense) 185 33,023
Realty Income Corp. (Retail REITs) 294 17,046
Regency Centers Corp. (Retail REITs) 52 3,585
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 33 21,509
Regions Financial Corp. (Banks) 286 6,921
Revvity, Inc. (Life Sciences Tools & Services) 37 3,463
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 82 12,036
Rockwell Automation, Inc. (Electrical Equipment) 36 13,261
Rollins, Inc. (Commercial Services & Supplies) 38 2,189
Roper Technologies, Inc. (Software) 35 15,615
Ross Stores, Inc. (Specialty Retail) 105 16,687
S&P Global, Inc. (Capital Markets) 53 25,822
SBA Communications Corp. - Class A (Specialized
REITs) 34 6,510
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 68 17,400
Sempra (Multi-Utilities) 209 19,215
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 48 3,731
SLB Ltd. (Energy Equipment & Services) 479 17,273
Smurfit WestRock PLC (Containers & Packaging) 168 6,203
Snap-on, Inc. (Machinery) 17 5,704
Solstice Advanced Materials, Inc.
*
(Chemicals) 51 2,299
Solventum Corp.
*
(Health Care Equipment & Supplies) 47 3,245
Southwest Airlines Co. (Passenger Airlines) 169 5,121
Stanley Black & Decker, Inc. (Machinery) 50 3,386
Starbucks Corp. (Hotels, Restaurants & Leisure) 365 29,518
State Street Corp. (Capital Markets) 91 10,525
Steel Dynamics, Inc. (Metals & Mining) 44 6,899
STERIS PLC (Health Care Equipment & Supplies) 32 7,542
Stryker Corp. (Health Care Equipment & Supplies) 52 18,524
Synopsys, Inc.
*
(Software) 29 13,161
Sysco Corp. (Consumer Staples Distribution & Retail) 153 11,365
T. Rowe Price Group, Inc. (Capital Markets) 71 7,280
Take-Two Interactive Software, Inc.
*
(Entertainment) 56 14,357
Target Corp. (Consumer Staples Distribution & Retail) 146 13,537
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 95 23,466
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 15 7,902
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 51 9,270
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 292 47,146
Textron, Inc.
*
(Aerospace & Defense) 57 4,606
The AES Corp. (Independent Power/Renewable
Electricity Producers) 229 3,176
The Bank of New York Mellon Corp. (Capital Markets) 104 11,225

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Large-Cap Value ProFund
Common Stocks, continued
Shares Value
The Boeing Co.
*
(Aerospace & Defense) 243 $ 48,848
The Charles Schwab Corp. (Capital Markets) 548 51,796
The Cigna Group (Health Care Providers & Services) 86 21,019
The Clorox Co. (Household Products) 39 4,386
The Coca-Cola Co. (Beverages) 1,243 85,643
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 64 4,474
The Estee Lauder Cos., Inc. (Personal Care Products) 75 7,252
The Goldman Sachs Group, Inc. (Capital Markets) 97 76,568
The Hartford Financial Services Group, Inc. (Insurance) 41 5,091
The Hershey Co. (Food Products) 48 8,142
The Home Depot, Inc. (Specialty Retail) 179 67,946
The Interpublic Group of Cos., Inc. (Media) 118 3,028
The J.M. Smucker Co. (Food Products) 34 3,521
The Kraft Heinz Co. (Food Products) 274 6,776
The Kroger Co. (Consumer Staples Distribution &
Retail) 195 12,408
The Mosaic Co. (Chemicals) 102 2,800
The Procter & Gamble Co. (Household Products) 752 113,078
The Sherwin-Williams Co. (Chemicals) 32 11,038
The Southern Co. (Electric Utilities) 353 33,197
The TJX Cos., Inc. (Specialty Retail) 147 20,601
The Travelers Cos., Inc. (Insurance) 72 19,341
The Walt Disney Co. (Entertainment) 577 64,981
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 188 10,880
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 121 68,653
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 73 15,334
Tractor Supply Co. (Specialty Retail) 78 4,221
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 43 3,429
Truist Financial Corp. (Banks) 414 18,477
Tyson Foods, Inc. - Class A (Food Products) 92 4,730
U.S. Bancorp (Banks) 500 23,340
UDR, Inc. (Residential REITs) 53 1,786
Ulta Beauty, Inc.
*
(Specialty Retail) 14 7,278
Union Pacific Corp. (Ground Transportation) 190 41,871
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 236 22,755
UnitedHealth Group, Inc. (Health Care Providers &
Services) 291 99,395
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 18 3,906
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 100 16,956
Ventas, Inc. (Health Care REITs) 146 10,773
Veralto Corp. (Commercial Services & Supplies) 41 4,046
VeriSign, Inc. (IT Services) 27 6,475
Verisk Analytics, Inc. (Professional Services) 25 5,469
Verizon Communications, Inc. (Diversified
Telecommunication Services) 1,354 53,808
Viatris, Inc. (Pharmaceuticals) 374 3,875
VICI Properties, Inc. (Specialized REITs) 342 10,257
Vulcan Materials Co. (Construction Materials) 16 4,632
W.R. Berkley Corp. (Insurance) 43 3,068
Walmart, Inc. (Consumer Staples Distribution & Retail) 465 47,049
Warner Bros. Discovery, Inc.
*
(Entertainment) 795 17,848
Waste Management, Inc. (Commercial Services &
Supplies) 56 11,187
Waters Corp.
*
(Life Sciences Tools & Services) 10 3,496
WEC Energy Group, Inc. (Multi-Utilities) 103 11,508
Wells Fargo & Co. (Banks) 1,028 89,405
Welltower, Inc. (Health Care REITs) 99 17,923
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 23 6,488
Common Stocks, continued
Shares Value
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 111 $ 16,673
Weyerhaeuser Co. (Specialized REITs) 232 5,336
Willis Towers Watson PLC (Insurance) 16 5,010
Workday, Inc.
*
- Class A (Software) 37 8,877
Xcel Energy, Inc. (Electric Utilities) 190 15,422
Xylem, Inc. (Machinery) 78 11,766
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 53 7,325
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 9 2,423
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 64 6,436
Zoetis, Inc. (Pharmaceuticals) 142 20,461
TOTAL COMMON STOCKS
  (Cost $6,272,126) 8,385,113
Collateral for Securities Loaned
(b)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
1,232 1,232
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,232) 1,232
TOTAL INVESTMENT SECURITIES
  (Cost $6,273,358)— 100.5% 8,386,345
Net other assets (liabilities) —  (0.5)% (45,633)
NET ASSETS — 100.0% $ 8,340,712
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $1,185.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Large-Cap Value ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 193,498 2.2%
Air Freight & Logistics 51,738 0.6%
Automobile Components 5,677 0.1%
Automobiles 37,620 0.5%
Banks 494,258 6.0%
Beverages 180,275 2.1%
Biotechnology 182,694 2.2%
Broadline Retail 323,587 3.8%
Building Products 41,155 0.5%
Capital Markets 431,900 5.2%
Chemicals 163,386 1.9%
Commercial Services & Supplies 17,422 0.2%
Communications Equipment 95,453 1.1%
Construction Materials 10,150 0.1%
Consumer Finance 45,098 0.5%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Large-Cap Value ProFund
Value
% of Net
Assets
Consumer Staples Distribution & Retail $ 97,509 1.2%
Containers & Packaging 29,819 0.4%
Distributors 11,319 0.1%
Diversified Telecommunication Services 110,634 1.3%
Electric Utilities 200,070 2.4%
Electrical Equipment 30,458 0.4%
Electronic Equipment, Instruments & Components 83,757 1.0%
Energy Equipment & Services 39,973 0.5%
Entertainment 105,789 1.3%
Financial Services 177,341 2.1%
Food Products 90,303 1.1%
Gas Utilities 8,929 0.1%
Ground Transportation 82,623 1.0%
Health Care Equipment & Supplies 221,450 2.7%
Health Care Providers & Services 291,199 3.5%
Health Care REITs 32,699 0.4%
Hotel & Resort REITs 1,218 NM
Hotels, Restaurants & Leisure 113,639 1.4%
Household Durables 24,235 0.3%
Household Products 148,285 1.8%
Independent Power/Renewable Electricity Producers 3,176 NM
Industrial Conglomerates 131,642 1.6%
Industrial REITs 36,979 0.4%
Insurance 202,485 2.4%
Interactive Media & Services 2,490 NM
IT Services 74,335 0.9%
Leisure Products 3,281 NM
Life Sciences Tools & Services 163,152 2.0%
Machinery 92,807 1.1%
Media 60,679 0.7%
Metals & Mining 65,809 0.8%
Multi-Utilities 104,359 1.3%
Office REITs 6,257 0.1%
Oil, Gas & Consumable Fuels 446,935 5.3%
Passenger Airlines 5,121 0.1%
Personal Care Products 16,104 0.2%
Pharmaceuticals 314,358 3.7%
Professional Services 49,285 0.6%
Real Estate Management & Development 9,358 0.1%
Residential REITs 25,342 0.3%
Retail REITs 27,519 0.3%
Semiconductors & Semiconductor Equipment 560,461 6.8%
Software 676,613 8.1%
Specialized REITs 98,456 1.2%
Specialty Retail 164,771 2.0%
Technology Hardware, Storage & Peripherals 760,801 9.2%
Textiles, Apparel & Luxury Goods 27,849 0.3%
Tobacco 49,602 0.6%
Trading Companies & Distributors 6,502 0.1%
Water Utilities 8,091 0.1%
Value
% of Net
Assets
Wireless Telecommunication Services $ 15,334 0.2%
Other
**
(44,401) (0.5)%
Total $ 8,340,712 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Materials UltraSector ProFund
Common Stocks ( 85 .1% )
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 491 $ 119,112
Albemarle Corp. (Chemicals) 457 44,891
Amcor PLC (Containers & Packaging) 8,942 70,642
Avery Dennison Corp. (Containers & Packaging) 302 52,817
Ball Corp. (Containers & Packaging) 1,056 49,632
CF Industries Holdings, Inc. (Chemicals) 628 52,306
Corteva, Inc. (Chemicals) 1,806 110,961
Dow, Inc. (Chemicals) 2,749 65,564
DuPont de Nemours, Inc. (Chemicals) 1,624 132,600
Eastman Chemical Co. (Chemicals) 445 26,486
Ecolab, Inc. (Chemicals) 563 144,353
Freeport-McMoRan, Inc. (Metals & Mining) 3,166 132,022
International Flavors & Fragrances, Inc. (Chemicals) 994 62,592
International Paper Co. (Containers & Packaging) 2,048 79,134
Linde PLC (Chemicals) 1,034 432,522
LyondellBasell Industries N.V. - Class A (Chemicals) 998 46,327
Martin Marietta Materials, Inc. (Construction Materials) 210 128,751
Newmont Corp. (Metals & Mining) 2,422 196,109
Nucor Corp. (Metals & Mining) 890 133,545
Packaging Corp. of America (Containers & Packaging) 347 67,929
PPG Industries, Inc. (Chemicals) 875 85,531
Smurfit WestRock PLC (Containers & Packaging) 2,025 74,763
Solstice Advanced Materials, Inc.
*
(Chemicals) 445 20,056
Steel Dynamics, Inc. (Metals & Mining) 537 84,202
The Mosaic Co. (Chemicals) 1,231 33,791
Common Stocks, continued
Shares Value
The Sherwin-Williams Co. (Chemicals) 511 $ 176,264
Vulcan Materials Co. (Construction Materials) 440 127,380
TOTAL COMMON STOCKS
  (Cost $1,398,492) 2,750,282
Repurchase Agreements
(a) (b)
( 17 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $555,061 $ 555,000 555,000
TOTAL REPURCHASE AGREEMENTS
(Cost $555,000) 555,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,953,492)— 102.3% 3,305,282
Net other assets (liabilities) — ( 2 .3 ) % (74,682)
NET ASSETS — 100.0% $ 3,230,600
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $310,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 953,502 $ (40,037)
S&P Materials Select Sector
Index UBS AG 11/24/25 4.67% 1,173,681 (56,389)
$2,127,183 $(96,426)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Materials UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Chemicals $ 1,553,356 48.1%
Construction Materials 256,131 7.9%
Containers & Packaging 394,917 12.2%
Metals & Mining 545,878 16.9%
Other
**
480,318 14.9%
Total $ 3,230,600 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap Growth ProFund
Common Stocks (99.6%)
Shares Value
AAON, Inc. (Building Products) 175 $ 17,218
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 122 8,851
Acuity Brands, Inc. (Electrical Equipment) 78 28,474
Advanced Drainage Systems, Inc. (Building Products) 89 12,464
AECOM (Construction & Engineering) 181 24,317
AeroVironment, Inc.
*
(Aerospace & Defense) 82 30,333
Affiliated Managers Group, Inc. (Capital Markets) 30 7,139
Agree Realty Corp. (Retail REITs) 116 8,469
Alaska Air Group, Inc.
*
(Passenger Airlines) 295 12,310
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 120 3,590
American Airlines Group, Inc.
*
(Passenger Airlines) 1,695 22,256
American Financial Group, Inc. (Insurance) 79 10,403
American Homes 4 Rent - Class A (Residential REITs) 317 10,017
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 429 7,400
API Group Corp.
*
(Industrial Support Services) 561 20,656
Appfolio, Inc.
*
- Class A (Software) 59 15,011
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 98 25,194
AptarGroup, Inc. (Containers & Packaging) 90 10,441
ATI, Inc.
*
(Metals & Mining) 354 35,035
Axalta Coating Systems, Ltd.
*
(Chemicals) 299 8,513
Bath & Body Works, Inc. (Retail - Discretionary) 277 6,781
Belden, Inc. (Electronic Equipment, Instruments &
Components) 102 12,429
BellRing Brands, Inc.
*
(Personal Care Products) 149 4,489
Bentley Systems, Inc. - Class B (Software) 223 11,335
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 160 14,122
Blackbaud, Inc.
*
(Software) 45 2,882
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 93 7,242
Brixmor Property Group, Inc. (Retail REITs) 424 11,092
Bruker Corp. (Life Sciences Tools & Services) 131 5,101
Burlington Stores, Inc.
*
(Specialty Retail) 161 44,047
BWX Technologies, Inc. (Aerospace & Defense) 234 49,985
Cabot Corp. (Chemicals) 77 5,196
CACI International, Inc.
*
- Class A (Professional
Services) 34 19,117
Carlisle Cos., Inc. (Building Products) 110 35,756
Carpenter Technology Corp. (Metals & Mining) 128 40,435
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 66 33,870
Cava Group, Inc.
*
(Leisure Facilities & Services) 200 10,746
Celsius Holdings, Inc.
*
(Beverages) 262 15,780
Chart Industries, Inc.
*
(Machinery) 114 22,757
Chemed Corp. (Health Care Providers & Services) 17 7,332
Chewy, Inc.
*
- Class A (Specialty Retail) 572 19,288
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 54 5,020
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 172 17,062
Ciena Corp.
*
(Communications Equipment) 217 41,212
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 81 10,745
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 129 27,156
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 362 12,185
Coca-Cola Consolidated, Inc. (Beverages) 154 20,079
Cognex Corp. (Electronic Equipment, Instruments &
Components) 171 7,078
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 399 52,651
Comfort Systems USA, Inc. (Construction &
Engineering) 91 87,868
Commerce Bancshares, Inc. (Banks) 181 9,526
CommVault Systems, Inc.
*
(Software) 115 16,010
COPT Defense Properties (Office REITs) 150 4,226
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 303 15,811
Common Stocks, continued
Shares Value
Crane Co. (Machinery) 67 $ 12,730
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 50 3,163
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 140 11,437
CubeSmart (Specialized REITs) 316 11,904
Cullen/Frost Bankers, Inc. (Banks) 116 14,284
Curtiss-Wright Corp. (Aerospace & Defense) 97 57,785
Cytokinetics, Inc.
*
(Biotechnology) 152 9,666
Dick's Sporting Goods, Inc. (Specialty Retail) 104 23,031
DocuSign, Inc.
*
(Software) 519 37,960
Donaldson Co., Inc. (Machinery) 170 14,323
Doximity, Inc.
*
- Class A (Health Care Technology) 350 23,100
Dropbox, Inc.
*
- Class A (Software) 288 8,352
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 260 28,467
Duolingo, Inc.
*
(Diversified Consumer Services) 102 27,604
Dynatrace, Inc.
*
(Software) 774 39,141
Eagle Materials, Inc. (Construction Materials) 84 17,835
East West Bancorp, Inc. (Banks) 354 35,966
EastGroup Properties, Inc. (Industrial REITs) 65 11,344
EchoStar Corp.
*
- Class A (Media) 169 12,653
elf Beauty, Inc.
*
(Personal Care Products) 152 18,566
Encompass Health Corp. (Health Care Providers &
Services) 185 21,062
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 203 18,589
Equitable Holdings, Inc. (Financial Services) 768 37,940
Equity LifeStyle Properties, Inc. (Residential REITs) 248 15,140
Esab Corp. (Machinery) 146 17,056
Euronet Worldwide, Inc.
*
(Financial Services) 61 4,627
Evercore Partners, Inc. (Capital Markets) 100 29,457
Exelixis, Inc.
*
(Biotechnology) 690 26,682
ExlService Holdings, Inc.
*
(Professional Services) 414 16,187
Exponent, Inc. (Professional Services) 77 5,452
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 92 40,531
Federated Hermes, Inc. - Class B (Capital Markets) 115 5,575
First Financial Bankshares, Inc. (Banks) 186 5,746
First Industrial Realty Trust, Inc. (Industrial REITs) 184 10,172
FirstCash Holdings, Inc. (Consumer Finance) 65 10,303
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 154 9,622
Flowserve Corp. (Machinery) 234 15,971
GameStop Corp.
*(a)
- Class A (Specialty Retail) 464 10,343
Gaming and Leisure Properties, Inc. (Specialized REITs) 312 13,934
GATX Corp. (Trading Companies & Distributors) 57 8,940
Genpact, Ltd. (Professional Services) 221 8,431
Gentex Corp. (Automobile Components) 229 5,370
Glacier Bancorp, Inc. (Banks) 149 6,087
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 290 17,514
Graco, Inc. (Machinery) 209 17,090
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 72 13,558
Graphic Packaging Holding Co. (Containers &
Packaging) 296 4,733
Guidewire Software, Inc.
*
(Software) 215 50,233
H&R Block, Inc. (Diversified Consumer Services) 344 17,111
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 70 3,501
Halozyme Therapeutics, Inc.
*
(Biotechnology) 300 19,557
Hamilton Lane, Inc. - Class A (Capital Markets) 104 11,852
HealthEquity, Inc.
*
(Health Care Providers & Services) 221 20,902
Hexcel Corp. (Aerospace & Defense) 102 7,283
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 157 6,508
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 531 24,139

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
Common Stocks, continued
Shares Value
Home BancShares, Inc. (Banks) 179 $ 4,781
Houlihan Lokey, Inc. (Capital Markets) 139 24,892
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 109 14,978
IDACORP, Inc. (Electric Utilities) 57 7,354
Illumina, Inc.
*
(Life Sciences Tools & Services) 205 25,326
Independence Realty Trust, Inc.
*
(Residential REITs) 359 5,719
Ingredion, Inc. (Food Products) 71 8,194
International Bancshares Corp. (Banks) 98 6,505
Iridium Communications, Inc. (Diversified
Telecommunication Services) 132 2,528
ITT, Inc. (Machinery) 142 26,280
Janus Henderson Group PLC (Capital Markets) 128 5,576
Jefferies Financial Group, Inc. (Capital Markets) 224 11,834
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 65 19,831
KB Home (Household Durables) 90 5,618
KBR, Inc. (Professional Services) 139 5,955
Kinsale Capital Group, Inc. (Insurance) 57 22,770
Kirby Corp.
*
(Marine Transportation) 143 14,798
Kite Realty Group Trust (Retail REITs) 241 5,336
Knife River Corp.
*
(Construction Materials) 144 8,706
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 251 22,741
Kyndryl Holdings, Inc.
*
(IT Services) 331 9,573
Lamar Advertising Co. - Class A (Specialized REITs) 140 16,603
Lancaster Colony Corp. (Food Products) 26 4,077
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 173 9,980
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 172 12,549
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 215 15,631
Lincoln Electric Holdings, Inc. (Machinery) 81 18,990
LivaNova PLC
*
(Health Care Equipment & Supplies) 56 2,947
Louisiana-Pacific Corp. (Paper & Forest Products) 163 14,199
Lumentum Holdings, Inc.
*
(Communications
Equipment) 114 22,978
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 165 24,441
Manhattan Associates, Inc.
*
(Software) 155 28,221
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 218 8,035
Masimo Corp.
*
(Health Care Equipment & Supplies) 119 16,737
MasTec, Inc.
*
(Construction & Engineering) 157 32,053
Matador Resources Co. (Oil, Gas & Consumable Fuels) 191 7,537
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 57 33,341
MGIC Investment Corp. (Financial Services) 283 7,760
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 71 10,203
Morningstar, Inc. (Capital Markets) 63 13,375
MP Materials Corp. (Metals & Mining) 151 9,527
MSA Safety, Inc. (Commercial Services & Supplies) 46 7,223
Mueller Industries, Inc. (Machinery) 285 30,172
Murphy USA, Inc. (Specialty Retail) 44 15,761
National Storage Affiliates Trust (Specialized REITs) 180 5,236
Neurocrine Biosciences, Inc.
*
(Biotechnology) 254 36,375
NewMarket Corp. (Chemicals) 9 6,911
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 57 7,240
Nutanix, Inc.
*
- Class A (Software) 688 49,013
nVent Electric PLC (Electrical Equipment) 413 47,226
Okta, Inc.
*
(IT Services) 430 39,357
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 93 11,235
Omega Healthcare Investors, Inc. (Health Care REITs) 302 12,693
Common Stocks, continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 71 $ 9,582
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 71 7,552
Owens Corning (Building Products) 215 27,372
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 250 2,573
Parsons Corp.
*
(Professional Services) 136 11,307
Paylocity Holding Corp.
*
(Professional Services) 115 16,246
Pegasystems, Inc. (Software) 236 15,021
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 65 14,779
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,794 22,533
Pilgrim's Pride Corp.
*
(Food Products) 110 4,191
Pinnacle Financial Partners, Inc. (Banks) 127 10,822
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 215 19,498
Post Holdings, Inc.
*
(Food Products) 69 7,171
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 48 2,011
Primerica, Inc. (Insurance) 84 21,829
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 800 78,960
Qualys, Inc.
*
(Software) 54 6,656
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 277 28,488
Range Resources Corp. (Oil, Gas & Consumable Fuels) 280 9,954
Rb Global, Inc. (Commercial Services & Supplies) 475 47,129
RBC Bearings, Inc.
*
(Machinery) 81 34,710
RenaissanceRe Holdings, Ltd. (Insurance) 122 30,998
Repligen Corp.
*
(Life Sciences Tools & Services) 57 8,496
RH
*
(Specialty Retail) 20 3,450
RLI Corp. (Insurance) 235 13,856
Roivant Sciences, Ltd.
*
(Biotechnology) 1,104 22,069
Royal Gold, Inc. (Metals & Mining) 94 16,430
RPM International, Inc. (Chemicals) 189 20,654
Ryan Specialty Holdings, Inc. (Insurance) 289 15,837
Ryder System, Inc. (Ground Transportation) 56 9,477
Saia, Inc.
*
(Ground Transportation) 69 20,183
SEI Investments Co. (Capital Markets) 146 11,769
Service Corp. International (Diversified Consumer
Services) 219 18,289
Shift4 Payments, Inc.
*
- Class A (Financial Services) 173 11,954
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 36 4,719
Simpson Manufacturing Co., Inc. (Building Products) 71 12,532
SLM Corp. (Consumer Finance) 535 14,364
Sotera Health Co.
*
(Life Sciences Tools & Services) 209 3,469
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 250 19,740
Stifel Financial Corp. (Capital Markets) 187 22,146
Synovus Financial Corp. (Banks) 174 7,767
TechnipFMC PLC (Energy Equipment & Services) 1,056 43,666
Tempur Sealy International, Inc. (Household Durables) 318 25,230
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 138 28,496
Tetra Tech, Inc. (Commercial Services & Supplies) 674 21,555
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 172 28,136
The Brink's Co. (Commercial Services & Supplies) 54 6,003
The Carlyle Group, Inc. (Capital Markets) 247 13,170
The Ensign Group, Inc. (Health Care Providers &
Services) 147 26,475
The New York Times Co. - Class A (Media) 224 12,765
The Scotts Miracle-Gro Co. (Chemicals) 41 2,194
The Toro Co. (Machinery) 106 7,921
Toll Brothers, Inc. (Household Durables) 251 33,872

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap Growth ProFund
Common Stocks, continued
Shares Value
TopBuild Corp.
*
(Household Durables) 72 $ 30,419
TransUnion (Professional Services) 501 40,671
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 166 10,421
Trex Co., Inc.
*
(Building Products) 135 6,523
Twilio, Inc.
*
- Class A (Software) 394 53,144
UMB Financial Corp. (Banks) 107 11,436
United Therapeutics Corp.
*
(Biotechnology) 117 52,115
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 51 7,511
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 50 7,417
Valaris, Ltd.
*
(Energy Equipment & Services) 169 9,484
Valmont Industries, Inc. (Construction & Engineering) 37 15,297
Valvoline, Inc.
*
(Specialty Retail) 325 10,728
Viper Energy, Inc. - Class A (Oil & Gas Producers) 433 16,263
Vontier Corp. (Electronic Equipment, Instruments &
Components) 157 6,045
Vornado Realty Trust (Office REITs) 301 11,419
Voya Financial, Inc. (Financial Services) 127 9,456
Warner Music Group Corp. - Class A (Entertainment) 179 5,721
Watsco, Inc. (Trading Companies & Distributors) 56 20,609
Watts Water Technologies, Inc. - Class A (Machinery) 36 9,814
Weatherford International PLC
*
(Energy Equipment &
Services) 88 6,485
Western Alliance Bancorp (Banks) 267 20,652
WEX, Inc.
*
(Financial Services) 62 9,045
Wingstop, Inc. (Hotels, Restaurants & Leisure) 72 15,597
Wintrust Financial Corp. (Banks) 90 11,702
Woodward, Inc. (Aerospace & Defense) 154 40,365
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 196 14,392
XPO, Inc.
*
(Ground Transportation) 148 21,292
YETI Holdings, Inc.
*
(Leisure Products) 87 2,957
Zions Bancorp N.A. (Banks) 150 7,817
TOTAL COMMON STOCKS
  (Cost $2,830,000) 4,258,795
Collateral for Securities Loaned
(b)
( 0.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
10,137 10,137
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $10,137) 10,137
TOTAL INVESTMENT SECURITIES
  (Cost $2,840,137)— 99.8% 4,268,932
Net other assets (liabilities) —  0.2% 10,614
NET ASSETS — 100.0% $ 4,279,546
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $9,718.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust
Mid-Cap Growth ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 208,492 5.0%
Automobile Components 5,370 0.1%
Banks 153,091 3.6%
Beverages 35,859 0.8%
Biotechnology 166,464 3.9%
Broadline Retail 11,235 0.3%
Building Products 111,865 2.6%
Capital Markets 156,785 3.6%
Chemicals 43,468 1.0%
Commercial Services & Supplies 109,066 2.5%
Communications Equipment 64,190 1.5%
Construction & Engineering 159,535 3.7%
Construction Materials 26,541 0.6%
Consumer Finance 24,667 0.6%
Consumer Staples Distribution & Retail 75,767 1.8%
Containers & Packaging 15,174 0.4%
Diversified Consumer Services 76,562 1.8%
Diversified Telecommunication Services 2,528 0.1%
Electric Utilities 7,354 0.2%
Electrical Equipment 75,700 1.8%
Electronic Equipment, Instruments & Components 129,137 3.0%
Energy Equipment & Services 59,635 1.4%
Entertainment 5,721 0.1%
Financial Services 80,782 1.9%
Food Products 23,633 0.6%
Ground Transportation 50,952 1.2%
Health Care Equipment & Supplies 65,458 1.5%
Health Care Providers & Services 128,406 3.0%
Health Care REITs 12,693 0.3%
Health Care Technology 23,100 0.5%
Hotel & Resort REITs 2,573 0.1%
Hotels, Restaurants & Leisure 161,902 3.7%
Household Durables 95,139 2.2%
Independent Power/Renewable Electricity Producers 7,552 0.1%
Industrial REITs 21,516 0.5%
Industrial Support Services 20,656 0.5%
Insurance 115,693 2.7%
IT Services 48,930 1.1%
Leisure Facilities & Services 10,746 0.3%
Leisure Products 2,957 0.1%
Life Sciences Tools & Services 75,733 1.8%
Machinery 227,814 5.4%
Marine Transportation 14,798 0.3%
Media 25,418 0.6%
Metals & Mining 101,427 2.4%
Office REITs 15,645 0.4%
Oil & Gas Producers 16,263 0.4%
Oil, Gas & Consumable Fuels 88,076 2.0%
Paper & Forest Products 14,199 0.3%

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Growth ProFund
Value
% of Net
Assets
Passenger Airlines $ 34,566 0.8%
Personal Care Products 23,055 0.5%
Professional Services 123,366 2.9%
Real Estate Management & Development 19,831 0.5%
Residential REITs 30,876 0.7%
Retail - Discretionary 6,781 0.2%
Retail REITs 24,897 0.6%
Semiconductors & Semiconductor Equipment 132,428 3.2%
Software 332,979 7.9%
Specialized REITs 47,677 1.0%
Specialty Retail 145,121 3.3%
Technology Hardware, Storage & Peripherals 78,960 1.8%
Textiles, Apparel & Luxury Goods 11,437 0.3%
Trading Companies & Distributors 70,554 1.6%
Other
**
20,751 0.4%
Total $ 4,279,546 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap ProFund
Common Stocks (72.6%)
Shares Value
AAON, Inc. (Building Products) 60 $ 5,903
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 42 3,047
Acuity Brands, Inc. (Electrical Equipment) 27 9,856
Advanced Drainage Systems, Inc. (Building Products) 64 8,963
AECOM (Construction & Engineering) 118 15,853
AeroVironment, Inc.
*
(Aerospace & Defense) 28 10,357
Affiliated Managers Group, Inc. (Capital Markets) 26 6,187
AGCO Corp. (Machinery) 55 5,674
Agree Realty Corp. (Retail REITs) 98 7,155
Alaska Air Group, Inc.
*
(Passenger Airlines) 103 4,298
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 358 6,333
Alcoa Corp. (Metals & Mining) 231 8,498
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 110 3,291
ALLETE, Inc. (Electric Utilities) 52 3,501
Ally Financial, Inc. (Consumer Finance) 249 9,703
American Airlines Group, Inc.
*
(Passenger Airlines) 586 7,694
American Financial Group, Inc. (Insurance) 62 8,164
American Homes 4 Rent - Class A (Residential REITs) 290 9,164
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 101 3,260
Annaly Capital Management, Inc. (Mortgage REITs) 571 12,088
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 297 5,123
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 261 8,068
API Group Corp.
*
(Industrial Support Services) 329 12,114
Appfolio, Inc.
*
- Class A (Software) 20 5,089
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 34 8,741
AptarGroup, Inc. (Containers & Packaging) 59 6,845
Aramark (Hotels, Restaurants & Leisure) 234 8,864
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 46 5,131
ASGN, Inc.
*
(IT Services) 39 1,746
Ashland, Inc. (Chemicals) 41 2,005
Associated Banc-Corp. (Banks) 145 3,592
ATI, Inc.
*
(Metals & Mining) 123 12,173
Autoliv, Inc. (Automobile Components) 63 7,358
AutoNation, Inc.
*
(Specialty Retail) 25 4,997
Avantor, Inc.
*
(Life Sciences Tools & Services) 606 7,163
Avient Corp. (Chemicals) 81 2,598
Avis Budget Group, Inc. (Ground Transportation) 15 2,041
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 74 3,585
Axalta Coating Systems, Ltd.
*
(Chemicals) 193 5,495
Bank OZK (Banks) 94 4,229
Bath & Body Works, Inc. (Retail - Discretionary) 188 4,602
Belden, Inc. (Electronic Equipment, Instruments &
Components) 35 4,265
BellRing Brands, Inc.
*
(Personal Care Products) 112 3,375
Bentley Systems, Inc. - Class B (Software) 132 6,710
BILL Holdings, Inc.
*
(Software) 81 4,022
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 171 9,160
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 16 5,113
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 117 10,326
Black Hills Corp. (Multi-Utilities) 65 4,123
Blackbaud, Inc.
*
(Software) 33 2,113
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 53 4,127
Brighthouse Financial, Inc.
*
(Insurance) 51 2,911
Brixmor Property Group, Inc. (Retail REITs) 272 7,116
Bruker Corp. (Life Sciences Tools & Services) 99 3,855
Brunswick Corp. (Leisure Products) 58 3,834
Burlington Stores, Inc.
*
(Specialty Retail) 55 15,047
BWX Technologies, Inc. (Aerospace & Defense) 81 17,302
Cabot Corp. (Chemicals) 48 3,239
Common Stocks, continued
Shares Value
CACI International, Inc.
*
- Class A (Professional
Services) 20 $ 11,245
Cadence Bank (Banks) 166 6,265
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 105 2,179
Carlisle Cos., Inc. (Building Products) 38 12,352
Carpenter Technology Corp. (Metals & Mining) 44 13,900
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 33 16,935
Cava Group, Inc.
*
(Leisure Facilities & Services) 89 4,782
Celsius Holdings, Inc.
*
(Beverages) 142 8,553
Chart Industries, Inc.
*
(Machinery) 40 7,985
Chemed Corp. (Health Care Providers & Services) 13 5,607
Chewy, Inc.
*
- Class A (Specialty Retail) 199 6,710
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 19 1,766
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 51 4,627
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 59 5,853
Ciena Corp.
*
(Communications Equipment) 126 23,930
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 46 6,102
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 74 2,133
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 45 9,473
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 507 6,302
CNH Industrial N.V. (Machinery) 790 8,287
CNO Financial Group, Inc. (Insurance) 87 3,482
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 126 4,241
Coca-Cola Consolidated, Inc. (Beverages) 53 6,910
Cognex Corp. (Electronic Equipment, Instruments &
Components) 149 6,167
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 138 18,210
Columbia Banking System, Inc. (Banks) 266 7,129
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 23 1,141
Comerica, Inc. (Banks) 114 8,722
Comfort Systems USA, Inc. (Construction &
Engineering) 31 29,933
Commerce Bancshares, Inc. (Banks) 110 5,789
Commercial Metals Co. (Metals & Mining) 99 5,877
CommVault Systems, Inc.
*
(Software) 40 5,569
Concentrix Corp. (Professional Services) 40 1,612
COPT Defense Properties (Office REITs) 100 2,817
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 169 8,818
Coty, Inc.
*
- Class A (Personal Care Products) 324 1,286
Cousins Properties, Inc. (Office REITs) 149 3,864
Crane Co. (Machinery) 44 8,360
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 44 2,783
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 49 4,003
Crown Holdings, Inc. (Containers & Packaging) 102 9,913
CubeSmart (Specialized REITs) 203 7,647
Cullen/Frost Bankers, Inc. (Banks) 58 7,142
Curtiss-Wright Corp. (Aerospace & Defense) 34 20,256
Cytokinetics, Inc.
*
(Biotechnology) 106 6,741
Darling Ingredients, Inc.
*
(Food Products) 140 4,487
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 177 2,232
Dick's Sporting Goods, Inc. (Specialty Retail) 59 13,066
DocuSign, Inc.
*
(Software) 180 13,165
Dolby Laboratories, Inc. - Class A (Software) 55 3,648
Donaldson Co., Inc. (Machinery) 104 8,762
Doximity, Inc.
*
- Class A (Health Care Technology) 121 7,986
Dropbox, Inc.
*
- Class A (Software) 165 4,785
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 91 9,964
Duolingo, Inc.
*
(Diversified Consumer Services) 35 9,472

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks, continued
Shares Value
Dynatrace, Inc.
*
(Software) 268 $ 13,553
Eagle Materials, Inc. (Construction Materials) 29 6,158
East West Bancorp, Inc. (Banks) 123 12,498
EastGroup Properties, Inc. (Industrial REITs) 48 8,377
EchoStar Corp.
*
- Class A (Media) 120 8,983
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 442 9,790
elf Beauty, Inc.
*
(Personal Care Products) 53 6,473
Encompass Health Corp. (Health Care Providers &
Services) 89 10,133
EnerSys (Electrical Equipment) 33 4,163
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 135 12,362
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 148 3,012
EPR Properties (Specialized REITs) 68 3,333
Equitable Holdings, Inc. (Financial Services) 267 13,190
Equity LifeStyle Properties, Inc. (Residential REITs) 173 10,561
Esab Corp. (Machinery) 51 5,958
Essent Group, Ltd. (Financial Services) 88 5,330
Essential Utilities, Inc. (Water Utilities) 250 9,758
Euronet Worldwide, Inc.
*
(Financial Services) 36 2,731
Evercore Partners, Inc. (Capital Markets) 34 10,015
Exelixis, Inc.
*
(Biotechnology) 239 9,242
ExlService Holdings, Inc.
*
(Professional Services) 144 5,630
Exponent, Inc. (Professional Services) 45 3,186
F.N.B. Corp. (Banks) 319 5,015
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 32 14,098
Federated Hermes, Inc. - Class B (Capital Markets) 66 3,200
Fidelity National Financial, Inc. (Insurance) 228 12,596
First American Financial Corp. (Insurance) 91 5,688
First Financial Bankshares, Inc. (Banks) 116 3,583
First Horizon Corp. (Banks) 452 9,656
First Industrial Realty Trust, Inc. (Industrial REITs) 118 6,523
FirstCash Holdings, Inc. (Consumer Finance) 35 5,548
Five Below, Inc.
*
(Specialty Retail) 49 7,706
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 334 20,882
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 96 5,998
Flowers Foods, Inc. (Food Products) 187 2,231
Flowserve Corp. (Machinery) 116 7,917
Fluor Corp.
*
(Construction & Engineering) 144 7,023
Fortune Brands Innovations, Inc. (Building Products) 107 5,436
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 223 8,421
FTI Consulting, Inc.
*
(Professional Services) 28 4,620
GameStop Corp.
*(a)
- Class A (Specialty Retail) 366 8,158
Gaming and Leisure Properties, Inc. (Specialized REITs) 252 11,255
GATX Corp. (Trading Companies & Distributors) 32 5,019
Genpact, Ltd. (Professional Services) 144 5,494
Gentex Corp. (Automobile Components) 195 4,573
Glacier Bancorp, Inc. (Banks) 114 4,657
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 101 6,099
Graco, Inc. (Machinery) 148 12,102
Graham Holdings Co. - Class B (Diversified Consumer
Services) 3 3,036
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 25 4,708
Graphic Packaging Holding Co. (Containers &
Packaging) 263 4,205
Greif, Inc. - Class A (Containers & Packaging) 23 1,308
Guidewire Software, Inc.
*
(Software) 75 17,523
GXO Logistics, Inc.
*
(Air Freight & Logistics) 102 5,733
Common Stocks, continued
Shares Value
H&R Block, Inc. (Diversified Consumer Services) 119 $ 5,919
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 43 2,150
Halozyme Therapeutics, Inc.
*
(Biotechnology) 104 6,780
Hamilton Lane, Inc. - Class A (Capital Markets) 36 4,103
Hancock Whitney Corp. (Banks) 76 4,340
Harley-Davidson, Inc. (Automobiles) 108 2,914
Healthcare Realty Trust, Inc. (Health Care REITs) 313 5,546
HealthEquity, Inc.
*
(Health Care Providers & Services) 77 7,283
Hexcel Corp. (Aerospace & Defense) 71 5,069
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 142 7,327
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 55 2,280
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 184 8,365
Home BancShares, Inc. (Banks) 163 4,354
Houlihan Lokey, Inc. (Capital Markets) 48 8,596
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 38 5,222
IDACORP, Inc. (Electric Utilities) 48 6,193
Illumina, Inc.
*
(Life Sciences Tools & Services) 137 16,924
Independence Realty Trust, Inc. (Residential REITs) 207 3,298
Ingredion, Inc. (Food Products) 57 6,578
Insperity, Inc. (Professional Services) 32 1,412
International Bancshares Corp. (Banks) 48 3,186
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 23 1,958
Iridium Communications, Inc. (Diversified
Telecommunication Services) 94 1,800
ITT, Inc. (Machinery) 70 12,955
Janus Henderson Group PLC (Capital Markets) 111 4,835
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 54 7,433
Jefferies Financial Group, Inc. (Capital Markets) 147 7,766
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 42 12,814
KB Home (Household Durables) 60 3,745
KBR, Inc. (Professional Services) 114 4,884
Kemper Corp. (Insurance) 56 2,519
Kilroy Realty Corp. (Office REITs) 97 4,098
Kinsale Capital Group, Inc. (Insurance) 20 7,989
Kirby Corp.
*
(Marine Transportation) 49 5,071
Kite Realty Group Trust (Retail REITs) 195 4,317
Knife River Corp.
*
(Construction Materials) 51 3,083
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 145 6,542
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 150 13,590
Kyndryl Holdings, Inc.
*
(IT Services) 206 5,958
Lamar Advertising Co. - Class A (Specialized REITs) 77 9,131
Lancaster Colony Corp. (Food Products) 18 2,822
Landstar System, Inc. (Ground Transportation) 31 3,981
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 60 3,461
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 122 8,901
Lear Corp. (Automobile Components) 48 5,023
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 75 5,453
Lincoln Electric Holdings, Inc. (Machinery) 49 11,488
Lithia Motors, Inc. - Class A (Specialty Retail) 23 7,224
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 22 5,353
LivaNova PLC
*
(Health Care Equipment & Supplies) 49 2,579
Louisiana-Pacific Corp. (Paper & Forest Products) 56 4,878
Lumentum Holdings, Inc.
*
(Communications
Equipment) 62 12,497

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap ProFund
Common Stocks, continued
Shares Value
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 57 $ 8,443
Macy's, Inc. (Broadline Retail) 241 4,697
Manhattan Associates, Inc.
*
(Software) 54 9,832
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 164 6,045
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 24 1,584
Masimo Corp.
*
(Health Care Equipment & Supplies) 41 5,767
MasTec, Inc.
*
(Construction & Engineering) 55 11,229
Matador Resources Co. (Oil, Gas & Consumable Fuels) 104 4,104
Mattel, Inc.
*
(Leisure Products) 286 5,257
Maximus, Inc. (Professional Services) 50 4,156
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 20 11,698
MGIC Investment Corp. (Financial Services) 205 5,621
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 60 8,623
Morningstar, Inc. (Capital Markets) 21 4,458
MP Materials Corp.
*
(Metals & Mining) 120 7,571
MSA Safety, Inc. (Commercial Services & Supplies) 33 5,182
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 41 3,481
Mueller Industries, Inc. (Machinery) 99 10,481
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 120 3,396
Murphy USA, Inc. (Specialty Retail) 16 5,731
National Fuel Gas Co. (Gas Utilities) 80 6,313
National Retail Properties, Inc. (Retail REITs) 168 6,797
National Storage Affiliates Trust (Specialized REITs) 63 1,833
Neurocrine Biosciences, Inc.
*
(Biotechnology) 88 12,603
New Jersey Resources Corp. (Gas Utilities) 89 3,943
New York Community Bancorp, Inc.
*
(Banks) 265 3,026
NewMarket Corp. (Chemicals) 7 5,375
Nexstar Media Group, Inc. (Media) 26 5,089
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 132 13,361
NorthWestern Energy Group, Inc. (Multi-Utilities) 55 3,282
NOV, Inc. (Energy Equipment & Services) 330 4,818
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 32 4,064
Nutanix, Inc.
*
- Class A (Software) 239 17,026
nVent Electric PLC (Electrical Equipment) 144 16,467
OGE Energy Corp. (Electric Utilities) 180 7,945
Okta, Inc.
*
(IT Services) 149 13,637
Old National Bancorp (Banks) 310 6,333
Old Republic International Corp. (Insurance) 203 8,010
Olin Corp. (Chemicals) 102 2,111
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 55 6,645
Omega Healthcare Investors, Inc. (Health Care REITs) 263 11,054
ONE Gas, Inc. (Gas Utilities) 53 4,250
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 44 5,938
Option Care Health, Inc.
*
(Health Care Providers &
Services) 144 3,748
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 54 5,744
Oshkosh Corp. (Machinery) 57 7,028
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 229 8,590
Owens Corning (Building Products) 74 9,421
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 177 1,821
Parsons Corp.
*
(Professional Services) 48 3,991
Paylocity Holding Corp.
*
(Professional Services) 40 5,651
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 73 2,494
Pegasystems, Inc. (Software) 83 5,283
Penske Automotive Group, Inc. (Specialty Retail) 16 2,561
Common Stocks, continued
Shares Value
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 35 $ 7,958
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 139 13,447
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 621 7,800
Perrigo Co. PLC (Pharmaceuticals) 122 2,530
Pilgrim's Pride Corp.
*
(Food Products) 38 1,448
Pinnacle Financial Partners, Inc. (Banks) 69 5,879
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 75 6,802
Polaris Industries, Inc. (Leisure Products) 48 3,173
Portland General Electric Co. (Electric Utilities) 98 4,477
Post Holdings, Inc.
*
(Food Products) 42 4,365
PotlatchDeltic Corp. (Specialized REITs) 63 2,520
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 50 2,095
Primerica, Inc. (Insurance) 29 7,536
Prosperity Bancshares, Inc. (Banks) 85 5,595
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 277 27,340
PVH Corp. (Textiles, Apparel & Luxury Goods) 43 3,368
Qualys, Inc.
*
(Software) 32 3,944
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 96 9,873
Range Resources Corp. (Oil, Gas & Consumable Fuels) 212 7,537
Rayonier, Inc. (Specialized REITs) 126 2,781
Rb Global, Inc. (Commercial Services & Supplies) 165 16,371
RBC Bearings, Inc.
*
(Machinery) 28 11,999
Regal Rexnord Corp. (Electrical Equipment) 59 8,313
Reinsurance Group of America, Inc. (Insurance) 59 10,765
Reliance Steel & Aluminum Co. (Metals & Mining) 47 13,274
RenaissanceRe Holdings, Ltd. (Insurance) 42 10,672
Repligen Corp.
*
(Life Sciences Tools & Services) 47 7,006
Rexford Industrial Realty, Inc. (Industrial REITs) 210 8,678
RH
*
(Specialty Retail) 14 2,415
RLI Corp. (Insurance) 82 4,835
Roivant Sciences, Ltd.
*
(Biotechnology) 382 7,636
Royal Gold, Inc. (Metals & Mining) 72 12,585
RPM International, Inc. (Chemicals) 114 12,458
Ryan Specialty Holdings, Inc. (Insurance) 101 5,535
Ryder System, Inc. (Ground Transportation) 36 6,092
Sabra Health Care REIT, Inc. (Health Care REITs) 213 3,796
Saia, Inc.
*
(Ground Transportation) 24 7,020
Science Applications International Corp. (Professional
Services) 42 3,936
SEI Investments Co. (Capital Markets) 84 6,771
Selective Insurance Group, Inc. (Insurance) 54 4,068
Sensata Technologies Holding PLC (Electrical
Equipment) 129 4,106
Service Corp. International (Diversified Consumer
Services) 125 10,439
Shift4 Payments, Inc.
*
- Class A (Financial Services) 60 4,146
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 29 3,801
Siligan Holdings, Inc. (Containers & Packaging) 79 3,051
Simpson Manufacturing Co., Inc. (Building Products) 37 6,531
SLM Corp. (Consumer Finance) 185 4,967
Sonoco Products Co. (Containers & Packaging) 88 3,570
Sotera Health Co.
*
(Life Sciences Tools & Services) 156 2,590
SouthState Bank Corp. (Banks) 90 7,979
Southwest Gas Holdings, Inc. (Gas Utilities) 57 4,532
Spire, Inc. (Gas Utilities) 52 4,493
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 87 6,870
STAG Industrial, Inc. (Industrial REITs) 166 6,353

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
Common Stocks, continued
Shares Value
Starwood Property Trust, Inc. (Mortgage REITs) 307 $ 5,581
Stifel Financial Corp. (Capital Markets) 91 10,777
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 34 2,412
Synovus Financial Corp. (Banks) 124 5,535
Talen Energy Corp.
*
(Electric Utilities) 41 16,390
Taylor Morrison Home Corp.
*
(Household Durables) 88 5,216
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 69 10,798
TechnipFMC PLC (Energy Equipment & Services) 366 15,134
Tempur Sealy International, Inc. (Household Durables) 187 14,836
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 78 16,105
Terex Corp. (Machinery) 59 2,715
Tetra Tech, Inc. (Commercial Services & Supplies) 234 7,483
Texas Capital Bancshares, Inc.
*
(Banks) 41 3,437
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 59 9,650
The Boston Beer Co., Inc.
*
- Class A (Beverages) 7 1,449
The Brink's Co. (Commercial Services & Supplies) 37 4,113
The Carlyle Group, Inc. (Capital Markets) 232 12,370
The Ensign Group, Inc. (Health Care Providers &
Services) 51 9,185
The Gap, Inc. (Specialty Retail) 202 4,616
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 253 1,743
The Hanover Insurance Group, Inc. (Insurance) 32 5,468
The Middleby Corp.
*
(Machinery) 41 5,093
The New York Times Co. - Class A (Media) 144 8,207
The Scotts Miracle-Gro Co. (Chemicals) 40 2,141
The Timken Co. (Machinery) 56 4,397
The Toro Co. (Machinery) 88 6,576
Thor Industries, Inc. (Automobiles) 48 5,009
Toll Brothers, Inc. (Household Durables) 87 11,741
TopBuild Corp.
*
(Household Durables) 25 10,562
TransUnion (Professional Services) 173 14,044
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 58 3,641
Trex Co., Inc.
*
(Building Products) 95 4,590
Twilio, Inc.
*
- Class A (Software) 137 18,478
TXNM Energy, Inc. (Electric Utilities) 84 4,771
UFP Industries, Inc. (Building Products) 52 4,791
UGI Corp. (Gas Utilities) 191 6,384
UMB Financial Corp. (Banks) 63 6,733
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 167 770
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 107 475
United Bankshares, Inc. (Banks) 126 4,510
United Therapeutics Corp.
*
(Biotechnology) 40 17,818
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 40 5,891
Unum Group (Insurance) 139 10,205
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 200 14,524
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 33 4,895
Valaris, Ltd.
*
(Energy Equipment & Services) 59 3,311
Valley National Bancorp (Banks) 427 4,641
Valmont Industries, Inc. (Construction & Engineering) 17 7,028
Valvoline, Inc.
*
(Specialty Retail) 113 3,730
VF Corp. (Textiles, Apparel & Luxury Goods) 291 4,086
Viper Energy, Inc. - Class A (Oil & Gas Producers) 150 5,634
Visteon Corp. (Automobile Components) 24 2,572
Vontier Corp. (Electronic Equipment, Instruments &
Components) 131 5,044
Vornado Realty Trust (Office REITs) 143 5,425
Voya Financial, Inc. (Financial Services) 86 6,404
Common Stocks, continued
Shares Value
Warner Music Group Corp. - Class A (Entertainment) 130 $ 4,155
Watsco, Inc. (Trading Companies & Distributors) 31 11,409
Watts Water Technologies, Inc. - Class A (Machinery) 24 6,542
Weatherford International PLC
*
(Energy Equipment &
Services) 64 4,716
Webster Financial Corp. (Banks) 148 8,442
WESCO International, Inc. (Trading Companies &
Distributors) 44 11,420
Western Alliance Bancorp (Banks) 92 7,116
Westlake Corp. (Chemicals) 30 2,064
WEX, Inc.
*
(Financial Services) 30 4,376
Whirlpool Corp.
(a)
(Household Durables) 50 3,582
Wingstop, Inc. (Hotels, Restaurants & Leisure) 25 5,416
Wintrust Financial Corp. (Banks) 60 7,801
Woodward, Inc. (Aerospace & Defense) 53 13,892
WP Carey, Inc. (Equity REIT - Diversified) 195 12,870
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 68 4,993
XPO, Inc.
*
(Ground Transportation) 105 15,107
YETI Holdings, Inc.
*
(Leisure Products) 72 2,447
Zions Bancorp N.A. (Banks) 131 6,826
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 249 2,794
TOTAL COMMON STOCKS
  (Cost $1,471,615) 2,771,416
Repurchase Agreements
(b)(c)
( 86.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $3,302,361 $ 3,302,000 3,302,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,302,000) 3,302,000
Collateral for Securities Loaned
(d)
( 0.5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
19,617 19,617
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $19,617) 19,617
TOTAL INVESTMENT SECURITIES
  (Cost $4,793,232)— 159.7% 6,093,033
Net other assets (liabilities) —  (59.7)% (2,278,484)
NET ASSETS — 100.0% $ 3,814,549
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $11,740.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $366,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 11/28/25 4.52% $ 585,658 $ (56,053)
S&P MidCap 400 UBS AG 11/28/25 4.67% 457,723 (8,076)
$1,043,381 $(64,129)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Mid-Cap ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 80,466 2.1%
Air Freight & Logistics 5,733 0.2%
Automobile Components 21,269 0.6%
Automobiles 7,923 0.2%
Banks 174,010 4.6%
Beverages 16,912 0.4%
Biotechnology 69,980 1.8%
Broadline Retail 11,342 0.3%
Building Products 57,987 1.5%
Capital Markets 79,078 2.1%
Chemicals 37,486 1.0%
Commercial Services & Supplies 42,622 1.1%
Communications Equipment 36,427 1.0%
Construction & Engineering 71,066 1.9%
Construction Materials 9,241 0.2%
Consumer Finance 20,218 0.5%
Consumer Staples Distribution & Retail 74,480 2.0%
Containers & Packaging 28,892 0.8%
Diversified Consumer Services 33,574 0.9%
Diversified Telecommunication Services 10,221 0.3%
Electric Utilities 43,277 1.0%
Electrical Equipment 56,266 1.5%
Electronic Equipment, Instruments & Components 102,338 2.7%
Energy Equipment & Services 27,979 0.7%
Entertainment 4,155 0.1%
Equity REIT - Diversified 12,870 0.3%
Financial Services 41,798 1.1%
Food Products 21,931 0.6%
Gas Utilities 29,915 0.8%
Ground Transportation 40,783 1.1%
Health Care Equipment & Supplies 33,258 0.9%
Health Care Providers & Services 60,426 1.6%
Health Care REITs 20,396 0.5%
Health Care Technology 7,986 0.2%
Hotel & Resort REITs 1,821 NM
Hotels, Restaurants & Leisure 70,546 1.8%
Household Durables 49,682 1.3%
Value
% of Net
Assets
Independent Power/Renewable Electricity Producers $ 5,744 0.2%
Industrial REITs 29,931 0.8%
Industrial Support Services 12,114 0.3%
Insurance 110,443 2.9%
Interactive Media & Services 2,794 0.1%
IT Services 21,341 0.6%
Leisure Facilities & Services 4,782 0.1%
Leisure Products 14,711 0.4%
Life Sciences Tools & Services 54,349 1.4%
Machinery 144,319 3.7%
Marine Transportation 5,071 0.1%
Media 22,279 0.5%
Metals & Mining 80,180 2.1%
Mortgage REITs 17,669 0.5%
Multi-Utilities 7,405 0.2%
Office REITs 16,204 0.4%
Oil & Gas Producers 5,634 0.1%
Oil, Gas & Consumable Fuels 75,404 2.1%
Paper & Forest Products 4,878 0.1%
Passenger Airlines 11,992 0.3%
Personal Care Products 11,134 0.3%
Pharmaceuticals 19,753 0.5%
Professional Services 69,861 1.8%
Real Estate Management & Development 12,814 0.3%
Residential REITs 23,023 0.6%
Retail - Discretionary 4,602 0.1%
Retail REITs 25,385 0.7%
Semiconductors & Semiconductor Equipment 80,992 2.1%
Software 130,740 3.4%
Specialized REITs 38,500 1.1%
Specialty Retail 91,006 2.4%
Technology Hardware, Storage & Peripherals 27,340 0.7%
Textiles, Apparel & Luxury Goods 16,022 0.4%
Trading Companies & Distributors 48,888 1.3%
Water Utilities 9,758 0.3%
Other
**
1,043,133 27.4%
Total $ 3,814,549 100.0%

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap ProFund
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap Value ProFund
Common Stocks (99.9%)
Shares Value
Advanced Drainage Systems, Inc. (Building Products) 52 $ 7,283
AECOM (Construction & Engineering) 88 11,823
Affiliated Managers Group, Inc. (Capital Markets) 24 5,711
AGCO Corp. (Machinery) 87 8,975
Agree Realty Corp. (Retail REITs) 90 6,571
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 561 9,924
Alcoa Corp. (Metals & Mining) 362 13,318
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 105 3,142
ALLETE, Inc. (Electric Utilities) 80 5,386
Ally Financial, Inc. (Consumer Finance) 391 15,237
American Financial Group, Inc. (Insurance) 55 7,242
American Homes 4 Rent - Class A (Residential REITs) 281 8,879
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 156 5,036
Annaly Capital Management, Inc. (Mortgage REITs) 896 18,968
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 232 4,002
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 409 12,642
API Group Corp.
*
(Industrial Support Services) 210 7,732
AptarGroup, Inc. (Containers & Packaging) 44 5,104
Aramark (Hotels, Restaurants & Leisure) 367 13,902
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 73 8,143
ASGN, Inc.
*
(IT Services) 60 2,686
Ashland, Inc. (Chemicals) 62 3,032
Associated Banc-Corp. (Banks) 226 5,598
Autoliv, Inc. (Automobile Components) 100 11,680
AutoNation, Inc.
*
(Specialty Retail) 40 7,995
Avantor, Inc.
*
(Life Sciences Tools & Services) 950 11,229
Avient Corp. (Chemicals) 127 4,073
Avis Budget Group, Inc.
*
(Ground Transportation) 24 3,266
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 116 5,620
Axalta Coating Systems, Ltd.
*
(Chemicals) 137 3,900
Bank OZK (Banks) 147 6,614
Bath & Body Works, Inc. (Retail - Discretionary) 142 3,476
BellRing Brands, Inc.
*
(Personal Care Products) 94 2,832
Bentley Systems, Inc. - Class B (Software) 86 4,371
BILL Holdings, Inc.
*
(Software) 127 6,307
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 267 14,304
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 26 8,308
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 99 8,738
Black Hills Corp. (Multi-Utilities) 101 6,406
Blackbaud, Inc. (Software) 27 1,729
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 33 2,570
Brighthouse Financial, Inc.
*
(Insurance) 79 4,509
Brixmor Property Group, Inc. (Retail REITs) 195 5,101
Bruker Corp. (Life Sciences Tools & Services) 82 3,193
Brunswick Corp. (Leisure Products) 90 5,950
Cabot Corp. (Chemicals) 33 2,227
CACI International, Inc.
*
- Class A (Professional
Services) 12 6,747
Cadence Bank (Banks) 259 9,775
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 164 3,403
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 16 8,211
Cava Group, Inc.
*
(Leisure Facilities & Services) 31 1,666
Celsius Holdings, Inc.
*
(Beverages) 79 4,758
Chemed Corp. (Health Care Providers & Services) 11 4,744
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 81 7,348
Ciena Corp.
*
(Communications Equipment) 80 15,194
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 28 3,714
Common Stocks, continued
Shares Value
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 114 $ 3,287
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 798 9,919
CNH Industrial N.V. (Machinery) 1,239 12,998
CNO Financial Group, Inc. (Insurance) 135 5,403
Cognex Corp. (Electronic Equipment, Instruments &
Components) 140 5,795
Columbia Banking System, Inc. (Banks) 416 11,149
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 36 1,787
Comerica, Inc. (Banks) 179 13,693
Commerce Bancshares, Inc. (Banks) 73 3,842
Commercial Metals Co. (Metals & Mining) 156 9,260
Concentrix Corp. (Professional Services) 61 2,459
COPT Defense Properties (Office REITs) 74 2,085
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 100 5,218
Coty, Inc. - Class A (Personal Care Products) 509 2,021
Cousins Properties, Inc. (Office REITs) 233 6,042
Crane Co. (Machinery) 32 6,080
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 42 2,657
Crown Holdings, Inc. (Containers & Packaging) 160 15,550
CubeSmart (Specialized REITs) 146 5,500
Cullen/Frost Bankers, Inc. (Banks) 27 3,325
Cytokinetics, Inc.
*
(Biotechnology) 82 5,214
Darling Ingredients, Inc.
*
(Food Products) 219 7,019
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 277 3,493
Dick's Sporting Goods, Inc. (Specialty Retail) 38 8,415
Dolby Laboratories, Inc.
*
- Class A (Software) 83 5,505
Donaldson Co., Inc. (Machinery) 71 5,982
Dropbox, Inc.
*
- Class A (Software) 100 2,900
EastGroup Properties, Inc. (Industrial REITs) 40 6,981
EchoStar Corp.
*
- Class A (Media) 95 7,113
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 693 15,350
Encompass Health Corp. (Health Care Providers &
Services) 41 4,668
EnerSys (Electrical Equipment) 53 6,686
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 103 9,431
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 230 4,681
EPR Properties (Specialized REITs) 105 5,147
Equity LifeStyle Properties, Inc. (Residential REITs) 135 8,242
Essent Group, Ltd. (Financial Services) 137 8,298
Essential Utilities, Inc. (Water Utilities) 393 15,339
Euronet Worldwide, Inc.
*
(Financial Services) 23 1,745
Exponent, Inc. (Professional Services) 28 1,983
F.N.B. Corp. (Banks) 501 7,876
Federated Hermes, Inc. - Class B (Capital Markets) 40 1,939
Fidelity National Financial, Inc. (Insurance) 356 19,666
First American Financial Corp. (Insurance) 142 8,876
First Financial Bankshares, Inc. (Banks) 79 2,440
First Horizon Corp. (Banks) 708 15,122
First Industrial Realty Trust, Inc. (Industrial REITs) 84 4,644
FirstCash Holdings, Inc. (Consumer Finance) 20 3,170
Five Below, Inc.
*
(Specialty Retail) 78 12,266
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 523 32,698
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 67 4,186
Flowers Foods, Inc. (Food Products) 294 3,507
Flowserve Corp. (Machinery) 53 3,617
Fluor Corp. (Construction & Engineering) 225 10,973
Fortune Brands Innovations, Inc. (Building Products) 167 8,483
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 349 13,178

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Common Stocks, continued
Shares Value
FTI Consulting, Inc.
*
(Professional Services) 45 $ 7,424
GameStop Corp.
(a)
- Class A (Specialty Retail) 319 7,111
Gaming and Leisure Properties, Inc. (Specialized REITs) 223 9,958
GATX Corp. (Trading Companies & Distributors) 19 2,980
Genpact, Ltd. (Professional Services) 105 4,006
Gentex Corp. (Automobile Components) 179 4,198
Glacier Bancorp, Inc. (Banks) 97 3,962
Graco, Inc. (Machinery) 117 9,567
Graham Holdings Co. - Class B (Diversified Consumer
Services) 5 5,061
Graphic Packaging Holding Co. (Containers &
Packaging) 251 4,013
Greif, Inc. - Class A (Containers & Packaging) 37 2,105
GXO Logistics, Inc.
*
(Air Freight & Logistics) 159 8,937
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 29 1,450
Hancock Whitney Corp. (Banks) 118 6,739
Harley-Davidson, Inc. (Automobiles) 167 4,506
Healthcare Realty Trust, Inc. (Health Care REITs) 490 8,683
Hexcel Corp. (Aerospace & Defense) 56 3,998
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 222 11,455
Home BancShares, Inc. (Banks) 156 4,167
IDACORP, Inc. (Electric Utilities) 45 5,806
Illumina, Inc.
*
(Life Sciences Tools & Services) 104 12,847
Independence Realty Trust, Inc. (Residential REITs) 128 2,039
Ingredion, Inc. (Food Products) 52 6,001
Insperity, Inc. (Professional Services) 48 2,118
International Bancshares Corp. (Banks) 22 1,460
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 36 3,064
Iridium Communications, Inc. (Diversified
Telecommunication Services) 74 1,417
ITT, Inc. (Machinery) 32 5,922
Janus Henderson Group PLC (Capital Markets) 104 4,530
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 86 11,837
Jefferies Financial Group, Inc. (Capital Markets) 107 5,653
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 31 9,458
KB Home (Household Durables) 46 2,871
KBR, Inc. (Professional Services) 103 4,413
Kemper Corp. (Insurance) 86 3,869
Kilroy Realty Corp. (Office REITs) 152 6,422
Kite Realty Group Trust (Retail REITs) 173 3,830
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 226 10,197
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 100 9,060
Kyndryl Holdings, Inc.
*
(IT Services) 139 4,019
Lamar Advertising Co. - Class A (Specialized REITs) 45 5,337
Lancaster Colony Corp. (Food Products) 15 2,352
Landstar System, Inc. (Ground Transportation) 49 6,293
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 96 7,004
Lear Corp. (Automobile Components) 75 7,849
Lincoln Electric Holdings, Inc. (Machinery) 33 7,737
Lithia Motors, Inc. - A (Specialty Retail) 36 11,307
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 35 8,516
LivaNova PLC
*
(Health Care Equipment & Supplies) 43 2,263
Lumentum Holdings, Inc.
*
(Communications
Equipment) 36 7,256
Macy's, Inc. (Broadline Retail) 377 7,348
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 138 5,087
Common Stocks, continued
Shares Value
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 39 $ 2,573
Matador Resources Co. (Oil, Gas & Consumable Fuels) 57 2,249
Mattel, Inc.
*
(Leisure Products) 448 8,235
Maximus, Inc. (Professional Services) 79 6,566
MGIC Investment Corp. (Financial Services) 165 4,524
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 56 8,047
MP Materials Corp.
*
(Metals & Mining) 104 6,561
MSA Safety, Inc. (Commercial Services & Supplies) 26 4,082
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 64 5,434
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 185 5,236
National Fuel Gas Co. (Gas Utilities) 125 9,864
National Retail Properties, Inc. (Retail REITs) 262 10,601
New Jersey Resources Corp. (Gas Utilities) 140 6,202
New York Community Bancorp, Inc. (Banks) 415 4,739
NewMarket Corp. (Chemicals) 6 4,607
Nexstar Media Group, Inc. (Media) 40 7,829
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 207 20,954
NorthWestern Energy Group, Inc. (Multi-Utilities) 85 5,072
NOV, Inc. (Energy Equipment & Services) 517 7,548
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 20 2,540
OGE Energy Corp. (Electric Utilities) 280 12,359
Old National Bancorp (Banks) 486 9,929
Old Republic International Corp. (Insurance) 318 12,548
Olin Corp. (Chemicals) 158 3,271
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 35 4,228
Omega Healthcare Investors, Inc. (Health Care REITs) 246 10,339
ONE Gas, Inc. (Gas Utilities) 85 6,816
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 30 4,049
Option Care Health, Inc.
*
(Health Care Providers &
Services) 225 5,857
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 47 4,999
Oshkosh Corp. (Machinery) 90 11,097
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 359 13,466
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 140 1,441
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 114 3,895
Penske Automotive Group, Inc. (Specialty Retail) 26 4,162
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 19 4,320
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 219 21,186
Perrigo Co. PLC (Pharmaceuticals) 190 3,941
Pinnacle Financial Partners, Inc. (Banks) 39 3,323
Polaris Industries, Inc. (Leisure Products) 74 4,891
Portland General Electric Co. (Electric Utilities) 153 6,989
Post Holdings, Inc.
*
(Food Products) 30 3,118
PotlatchDeltic Corp. (Specialized REITs) 98 3,920
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 50 2,095
Prosperity Bancshares, Inc. (Banks) 132 8,688
PVH Corp. (Textiles, Apparel & Luxury Goods) 68 5,326
Qualys, Inc.
*
(Software) 21 2,588
Range Resources Corp. (Oil, Gas & Consumable Fuels) 178 6,328
Rayonier, Inc. (Specialized REITs) 196 4,326
Regal Rexnord Corp. (Electrical Equipment) 94 13,244
Reinsurance Group of America, Inc. (Insurance) 93 16,969
Reliance Steel & Aluminum Co. (Metals & Mining) 74 20,900
Repligen Corp.
*
(Life Sciences Tools & Services) 43 6,410
Rexford Industrial Realty, Inc. (Industrial REITs) 329 13,594
RH
*
(Specialty Retail) 11 1,897

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Mid-Cap Value ProFund
Common Stocks, continued
Shares Value
Royal Gold, Inc. (Metals & Mining) 63 $ 11,012
RPM International, Inc. (Chemicals) 78 8,524
Ryder System, Inc. (Ground Transportation) 27 4,569
Sabra Health Care REIT, Inc. (Health Care REITs) 332 5,916
Science Applications International Corp. (Professional
Services) 66 6,185
SEI Investments Co. (Capital Markets) 52 4,192
Selective Insurance Group, Inc. (Insurance) 86 6,479
Sensata Technologies Holding PLC (Electrical
Equipment) 201 6,398
Service Corp. International (Diversified Consumer
Services) 77 6,430
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 26 3,408
Siligan Holdings, Inc. (Containers & Packaging) 123 4,750
Simpson Manufacturing Co., Inc. (Building Products) 20 3,530
Sonoco Products Co. (Containers & Packaging) 137 5,558
Sotera Health Co.
*
(Life Sciences Tools & Services) 130 2,158
SouthState Bank Corp. (Banks) 141 12,500
Southwest Gas Holdings, Inc. (Gas Utilities) 90 7,155
Spire, Inc. (Gas Utilities) 83 7,171
STAG Industrial, Inc. (Industrial REITs) 259 9,912
Starwood Property Trust, Inc. (Mortgage REITs) 481 8,745
Stifel Financial Corp. (Capital Markets) 42 4,974
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 54 3,831
Synovus Financial Corp. (Banks) 98 4,375
Talen Energy Corp.
*
(Electric Utilities) 64 25,586
Taylor Morrison Home Corp.
*
(Household Durables) 137 8,120
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 106 16,588
Tempur Sealy International, Inc. (Household Durables) 119 9,442
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 49 10,118
Terex Corp. (Machinery) 91 4,188
Texas Capital Bancshares, Inc.
*
(Banks) 65 5,450
The Boston Beer Co., Inc.
*
- Class A (Beverages) 11 2,277
The Brink's Co. (Commercial Services & Supplies) 29 3,224
The Carlyle Group, Inc. (Capital Markets) 229 12,210
The Gap, Inc. (Specialty Retail) 315 7,198
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 397 2,735
The Hanover Insurance Group, Inc. (Insurance) 50 8,544
The Middleby Corp.
*
(Machinery) 66 8,199
The New York Times Co. - Class A (Media) 103 5,870
The Scotts Miracle-Gro Co. (Chemicals) 40 2,141
The Timken Co. (Machinery) 89 6,987
The Toro Co. (Machinery) 81 6,053
Thor Industries, Inc. (Automobiles) 75 7,826
Trex Co., Inc.
*
(Building Products) 75 3,624
TXNM Energy, Inc. (Electric Utilities) 132 7,498
UFP Industries, Inc. (Building Products) 83 7,647
UGI Corp. (Gas Utilities) 299 9,996
UMB Financial Corp. (Banks) 42 4,489
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 261 1,203
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 165 733
United Bankshares, Inc. (Banks) 195 6,979
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 34 5,008
Unum Group (Insurance) 219 16,079
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 314 22,803
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 25 3,708
Common Stocks, continued
Shares Value
Valley National Bancorp (Banks) 671 $ 7,294
Valmont Industries, Inc. (Construction & Engineering) 8 3,307
VF Corp. (Textiles, Apparel & Luxury Goods) 457 6,416
Visteon Corp. (Automobile Components) 38 4,072
Vontier Corp. (Electronic Equipment, Instruments &
Components) 118 4,543
Vornado Realty Trust (Office REITs) 59 2,238
Voya Financial, Inc. (Financial Services) 65 4,840
Warner Music Group Corp. - Class A (Entertainment) 105 3,356
Watsco, Inc. (Trading Companies & Distributors) 19 6,992
Watts Water Technologies, Inc. - Class A (Machinery) 19 5,179
Weatherford International PLC (Energy Equipment &
Services) 53 3,906
Webster Financial Corp. (Banks) 232 13,233
WESCO International, Inc. (Trading Companies &
Distributors) 69 17,908
Westlake Corp. (Chemicals) 47 3,234
WEX, Inc.
*
(Financial Services) 14 2,042
Whirlpool Corp.
(a)
(Household Durables) 79 5,659
Wintrust Financial Corp. (Banks) 45 5,851
WP Carey, Inc. (Equity REIT - Diversified) 305 20,130
XPO, Inc.
*
(Ground Transportation) 85 12,229
YETI Holdings, Inc.
*
(Leisure Products) 64 2,175
Zions Bancorp N.A. (Banks) 123 6,410
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 389 4,365
TOTAL COMMON STOCKS
  (Cost $1,399,595) 2,032,345
Collateral for Securities Loaned
(b)
( 0.6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
12,442 12,442
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $12,442) 12,442
TOTAL INVESTMENT SECURITIES
  (Cost $1,412,037)— 100.5% 2,044,787
Net other assets (liabilities) —  (0.5)% (9,865)
NET ASSETS — 100.0% $ 2,034,922
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $12,032.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Mid-Cap Value ProFund
Mid-Cap Value ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 13,058 0.6%
Air Freight & Logistics 8,937 0.4%
Automobile Components 30,534 1.5%
Automobiles 12,332 0.6%
Banks 189,022 9.4%
Beverages 7,035 0.3%
Biotechnology 19,518 1.0%
Broadline Retail 11,576 0.6%
Building Products 30,567 1.5%
Capital Markets 39,209 1.9%
Chemicals 35,009 1.7%
Commercial Services & Supplies 7,306 0.4%
Communications Equipment 22,450 1.1%
Construction & Engineering 26,103 1.3%
Consumer Finance 18,407 0.9%
Consumer Staples Distribution & Retail 75,949 3.8%
Containers & Packaging 37,080 1.8%
Diversified Consumer Services 11,491 0.6%
Diversified Telecommunication Services 14,595 0.7%
Electric Utilities 63,624 3.1%
Electrical Equipment 47,282 2.3%
Electronic Equipment, Instruments & Components 90,164 4.5%
Energy Equipment & Services 11,454 0.6%
Entertainment 3,356 0.2%
Equity REIT - Diversified 20,130 1.0%
Financial Services 21,449 1.1%
Food Products 21,997 1.1%
Gas Utilities 47,204 2.3%
Ground Transportation 36,554 1.8%
Health Care Equipment & Supplies 16,207 0.8%
Health Care Providers & Services 25,387 1.2%
Health Care REITs 24,938 1.2%
Hotel & Resort REITs 1,441 0.1%
Hotels, Restaurants & Leisure 22,753 1.1%
Household Durables 26,092 1.3%
Independent Power/Renewable Electricity Producers 4,999 0.2%
Industrial REITs 35,131 1.7%
Industrial Support Services 7,732 0.4%
Insurance 110,184 5.4%
Interactive Media & Services 4,365 0.2%
IT Services 6,705 0.3%
Leisure Facilities & Services 1,666 0.1%
Leisure Products 21,251 1.0%
Life Sciences Tools & Services 44,145 2.2%
Machinery 102,581 5.0%
Media 20,812 1.0%
Metals & Mining 70,970 3.5%
Mortgage REITs 27,713 1.4%
Multi-Utilities 11,478 0.6%
Value
% of Net
Assets
Office REITs $ 16,787 0.8%
Oil, Gas & Consumable Fuels 69,908 3.4%
Personal Care Products 4,853 0.2%
Pharmaceuticals 31,128 1.5%
Professional Services 41,901 2.1%
Real Estate Management & Development 9,458 0.5%
Residential REITs 19,160 0.9%
Retail - Discretionary 3,476 0.2%
Retail REITs 26,103 1.3%
Semiconductors & Semiconductor Equipment 54,765 2.7%
Software 23,400 1.1%
Specialized REITs 34,188 1.7%
Specialty Retail 64,537 3.1%
Textiles, Apparel & Luxury Goods 18,868 0.9%
Trading Companies & Distributors 38,532 1.9%
Water Utilities 15,339 0.8%
Other
**
2,577 0.1%
Total $ 2,034,922 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Nasdaq-100 ProFund
Common Stocks (66.3%)
Shares Value
Adobe, Inc.
*
(Software) 2,081 $ 708,185
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 7,961 2,038,971
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,105 266,367
Alphabet, Inc. - Class A (Interactive Media & Services) 11,598 3,261,242
Alphabet, Inc. - Class C (Interactive Media & Services) 10,827 3,051,265
Amazon.com, Inc.
*
(Broadline Retail) 21,266 5,193,582
American Electric Power Co., Inc. (Electric Utilities) 2,622 315,322
Amgen, Inc. (Biotechnology) 2,641 788,153
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,413 564,956
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 29,589 7,999,978
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 3,908 910,955
AppLovin Corp.
*
- Class A (Software) 1,510 962,368
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 670 113,779
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 416 440,640
AstraZeneca PLC
ADR
(Pharmaceuticals) 2,880 237,312
Atlassian Corp.
*
- Class A (Software) 816 138,247
Autodesk, Inc.
*
(Software) 1,050 316,407
Automatic Data Processing, Inc. (Professional Services) 1,986 516,956
Axon Enterprise, Inc.
*
(Aerospace & Defense) 385 281,909
Baker Hughes Co. (Energy Equipment & Services) 4,835 234,062
Biogen, Inc.
*
(Biotechnology) 719 110,920
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 159 807,361
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 15,510 5,732,961
Cadence Design Systems, Inc.
*
(Software) 1,337 452,829
CDW Corp. (Electronic Equipment, Instruments &
Components) 643 102,475
Charter Communications, Inc.
*
- Class A (Media) 670 156,673
Cintas Corp. (Commercial Services & Supplies) 1,978 362,508
Cisco Systems, Inc. (Communications Equipment) 19,424 1,420,089
Coca-Cola European Partners PLC (Beverages) 2,247 199,601
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,395 174,548
Comcast Corp. - Class A (Media) 18,064 502,811
Constellation Energy Corp. (Electric Utilities) 1,533 577,941
Copart, Inc.
*
(Commercial Services & Supplies) 4,742 203,953
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,077 142,918
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 2,175 1,982,404
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,231 668,445
CSX Corp. (Ground Transportation) 9,145 329,403
Datadog, Inc.
*
- Class A (Software) 1,586 258,217
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 1,922 111,899
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,419 203,187
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,974 502,126
Electronic Arts, Inc. (Entertainment) 1,227 245,474
Exelon Corp. (Electric Utilities) 4,954 228,478
Fastenal Co. (Trading Companies & Distributors) 5,629 231,633
Fortinet, Inc.
*
(Software) 3,758 324,804
Common Stocks, continued
Shares Value
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 2,238 $ 167,738
Gilead Sciences, Inc. (Biotechnology) 6,087 729,162
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 2,722 96,903
Honeywell International, Inc. (Industrial Conglomerates) 3,114 626,942
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 393 247,397
Intel Corp. (Semiconductors & Semiconductor
Equipment) 21,469 858,545
Intuit, Inc. (Software) 1,367 912,541
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 1,759 939,799
Keurig Dr Pepper, Inc. (Beverages) 6,662 180,940
KLA Corp. (Semiconductors & Semiconductor
Equipment) 647 782,055
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 6,208 977,512
Linde PLC (Chemicals) 2,301 962,508
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 563 96,014
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,332 347,093
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,228 396,333
MercadoLibre, Inc.
*
(Broadline Retail) 249 579,488
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,324 2,803,465
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,647 165,226
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,491 1,228,721
Microsoft Corp. (Software) 14,820 7,673,945
MicroStrategy, Inc.
*
- Class A (Software) 1,293 348,476
Mondelez International, Inc. - Class A (Food Products) 6,346 364,641
Monster Beverage Corp.
*
(Beverages) 4,789 320,049
Netflix, Inc.
*
(Entertainment) 2,085 2,332,823
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 48,450 9,810,641
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,237 258,681
Old Dominion Freight Line, Inc. (Ground
Transportation) 1,031 144,773
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,005 100,410
O'Reilly Automotive, Inc.
*
(Specialty Retail) 4,162 393,059
PACCAR, Inc. (Machinery) 2,575 253,380
Palantir Technologies, Inc.
*
- Class A (Software) 11,156 2,236,443
Palo Alto Networks, Inc.
*
(Software) 3,281 722,607
Paychex, Inc. (Professional Services) 1,764 206,441
PayPal Holdings, Inc.
*
(Financial Services) 4,686 324,599
PDD Holdings, Inc.
*ADR
(Broadline Retail) 3,277 441,969
PepsiCo, Inc. (Beverages) 6,716 981,140
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 5,292 957,323
Regeneron Pharmaceuticals, Inc. (Biotechnology) 512 333,722
Roper Technologies, Inc. (Software) 528 235,567
Ross Stores, Inc. (Specialty Retail) 1,604 254,908
Shopify, Inc.
*
- Class A (IT Services) 5,987 1,040,899
Solstice Advanced Materials, Inc.
*
(Chemicals) 778 35,042

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Nasdaq-100 ProFund
Common Stocks, continued
Shares Value
Starbucks Corp. (Hotels, Restaurants & Leisure) 5,575 $ 450,850
Synopsys, Inc.
*
(Software) 909 412,522
Take-Two Interactive Software, Inc.
*
(Entertainment) 905 232,015
Tesla, Inc.
*
(Automobiles) 7,268 3,318,278
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 4,460 720,112
The Kraft Heinz Co. (Food Products) 5,805 143,558
The Trade Desk, Inc.
*
- Class A (Media) 2,186 109,912
Thomson Reuters Corp. (Professional Services) 2,212 338,569
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 5,520 1,159,476
Verisk Analytics, Inc. (Professional Services) 686 150,069
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,259 535,793
Warner Bros. Discovery, Inc.
*
(Entertainment) 12,143 272,610
Workday, Inc.
*
- Class A (Software) 1,064 255,275
Xcel Energy, Inc. (Electric Utilities) 2,901 235,474
Zscaler, Inc.
*
(Software) 763 252,660
TOTAL COMMON STOCKS
Common Stocks, continued
Shares Value
  (Cost $41,157,160) $ 95,831,407
Repurchase Agreements
(a)(b)
( 29.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $41,994,596 $ 41,990,000 41,990,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,990,000) 41,990,000
TOTAL INVESTMENT SECURITIES
  (Cost $83,147,160)— 95.3% 137,821,407
Net other assets (liabilities) —  4.7% 6,779,601
NET ASSETS — 100.0% $ 144,601,008
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $3,510,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 40 12/22/25 $ 20,803,200 $ 1,038,569
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 11/28/25 4.62% $ 15,782,510 $ (247,466)
Nasdaq-100 Index UBS AG 11/28/25 4.67% 12,127,463 29,449
$27,909,973 $(218,017)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Nasdaq-100 ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 281,909 0.2%
Automobiles 3,318,278 2.3%
Beverages 1,681,730 1.2%
Biotechnology 2,497,750 1.7%
Broadline Retail 6,215,039 4.3%
Chemicals 997,550 0.7%
Commercial Services & Supplies 566,461 0.4%
Communications Equipment 1,420,089 1.0%
Consumer Staples Distribution & Retail 1,982,404 1.3%
Value
% of Net
Assets
Electric Utilities $ 1,357,215 0.9%
Electronic Equipment, Instruments & Components 102,475 0.1%
Energy Equipment & Services 234,062 0.2%
Entertainment 3,082,922 2.2%
Financial Services 324,599 0.2%
Food Products 508,199 0.4%
Ground Transportation 474,176 0.3%
Health Care Equipment & Supplies 1,466,833 1.0%
Hotels, Restaurants & Leisure 2,373,797 1.6%
Industrial Conglomerates 626,942 0.4%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Nasdaq-100 ProFund
Value
% of Net
Assets
Interactive Media & Services $ 9,115,972 6.4%
IT Services 1,215,447 0.8%
Machinery 253,380 0.2%
Media 769,396 0.5%
Oil, Gas & Consumable Fuels 203,187 0.1%
Pharmaceuticals 237,312 0.2%
Professional Services 1,212,035 0.8%
Real Estate Management & Development 142,918 0.1%
Semiconductors & Semiconductor Equipment 26,154,724 18.1%
Software 16,879,538 11.7%
Specialty Retail 647,967 0.4%
Technology Hardware, Storage & Peripherals 7,999,978 5.5%
Textiles, Apparel & Luxury Goods 96,014 0.1%
Trading Companies & Distributors 231,633 0.2%
Wireless Telecommunication Services 1,159,476 0.8%
Other
**
48,769,601 33.7%
Total $ 144,601,008 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks (79.2%)
Shares Value
Archrock, Inc. (Energy Equipment & Services) 14,615 $ 369,321
Atlas Energy Solutions, Inc.
(a)
(Energy Equipment &
Services) 16,583 205,298
Baker Hughes Co. (Energy Equipment & Services) 7,703 372,902
Bristow Group, Inc.
*
(Energy Equipment & Services) 1,981 80,627
Cactus, Inc. - Class A (Energy Equipment & Services) 8,303 366,744
Core Laboratories, Inc. (Energy Equipment & Services) 5,664 90,284
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 12,037 163,462
Halliburton Co. (Energy Equipment & Services) 15,992 429,225
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 20,134 135,300
Helmerich & Payne, Inc. (Energy Equipment &
Services) 17,326 454,981
Innovex International, Inc.
*
(Energy Equipment &
Services) 4,930 98,945
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 10,929 403,062
Liberty Energy, Inc. (Energy Equipment & Services) 32,922 596,218
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 2,718 131,877
Noble Corp. PLC
*
(Energy Equipment & Services) 11,905 349,412
NOV, Inc. (Energy Equipment & Services) 27,653 403,734
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 8,836 205,790
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 66,074 414,284
ProPetro Holding Corp.
*
(Energy Equipment & Services) 16,531 171,592
RPC, Inc. (Energy Equipment & Services) 17,991 93,553
Seadrill, Ltd.
*
(Energy Equipment & Services) 10,486 330,938
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 11,840 136,870
SLB Ltd. (Energy Equipment & Services) 9,995 360,420
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 8,874 472,363
TechnipFMC PLC (Energy Equipment & Services) 8,839 365,493
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 15,366 108,484
Tidewater, Inc.
*
(Energy Equipment & Services) 6,024 304,754
Transocean, Ltd. (Energy Equipment & Services) 111,552 428,360
Common Stocks, continued
Shares Value
Valaris, Ltd.
*
(Energy Equipment & Services) 6,861 $ 385,039
Weatherford International PLC (Energy Equipment &
Services) 5,664 417,380
TOTAL COMMON STOCKS
  (Cost $5,114,492) 8,846,712
Repurchase Agreements
(b)(c)
( 16.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,838,201 $ 1,838,000 1,838,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,838,000) 1,838,000
Collateral for Securities Loaned
(d)
( 1.4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
160,988 160,988
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $160,988) 160,988
TOTAL INVESTMENT SECURITIES
  (Cost $7,113,480)— 97.1% 10,845,700
Net other assets (liabilities) —  2.9% 322,802
NET ASSETS — 100.0% $ 11,168,502
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $159,442.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,355,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Oil & Gas Equipment &
Services Select Sector Index Goldman Sachs International 11/24/25 4.62% $ 3,660,146 $ 90,319
S&P Oil & Gas Equipment &
Services Select Sector Index UBS AG 11/24/25 4.67% 4,240,988 93,940
$7,901,134 $184,259
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Energy Equipment & Services $ 8,846,712 79.2%
Value
% of Net
Assets
Other
**
2,321,790 20.8%
Total $ 11,168,502 100.0%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Oil & Gas Equipment & Services UltraSector ProFund
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund
Common Stocks (72.5%)
Shares Value
ALT5 Sigma Corporation
*
(Pharmaceuticals) 2,049 $ 5,163
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 4,159 45,000
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,292 32,946
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,399 33,418
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 598 54,179
Arvinas, Inc.
*
(Pharmaceuticals) 3,634 36,849
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 2,889 54,573
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 469 63,310
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,235 56,896
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 850 30,600
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 813 59,731
CorMedix, Inc.
*
(Pharmaceuticals) 4,036 44,921
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 1,664 72,384
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 2,087 38,150
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 3,177 70,371
Eli Lilly & Co. (Pharmaceuticals) 77 66,440
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 1,551 36,324
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 7,609 22,599
Evolus, Inc.
*
(Pharmaceuticals) 3,367 21,751
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,666 21,808
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 1,754 50,112
Harrow, Inc.
*
(Pharmaceuticals) 1,231 46,495
Innoviva, Inc.
*
(Pharmaceuticals) 2,789 50,760
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 459 63,177
Johnson & Johnson (Pharmaceuticals) 331 62,516
LENZ Therapeutics, Inc.
*
(Biotechnology) 887 26,362
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 351 67,150
Liquidia Corp.
*
(Pharmaceuticals) 2,134 51,984
Merck & Co., Inc. (Pharmaceuticals) 693 59,584
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 3,414 48,479
Nektar Therapeutics
*
(Pharmaceuticals) 591 38,374
Nuvation Bio, Inc.
*
(Pharmaceuticals) 10,747 56,099
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 4,463 52,039
Organon & Co. (Pharmaceuticals) 5,677 38,320
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 1,692 36,175
Perrigo Co. PLC (Pharmaceuticals) 2,633 54,608
Pfizer, Inc. (Pharmaceuticals) 2,370 58,421
Common Stocks, continued
Shares Value
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,251 $ 30,501
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 633 26,624
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 895 54,237
Royalty Pharma PLC - Class A (Pharmaceuticals) 1,610 60,439
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,260 69,464
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,072 73,763
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,257 18,643
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 541 7,931
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 3,654 42,606
Viatris, Inc. (Pharmaceuticals) 5,688 58,928
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 4,476 40,463
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 4,689 45,483
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 3,199 32,566
Zoetis, Inc. (Pharmaceuticals) 390 56,195
TOTAL COMMON STOCKS
  (Cost $1,427,972) 2,345,911
Repurchase Agreements
(a)(b)
( 16.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $546,060 $ 546,000 546,000
TOTAL REPURCHASE AGREEMENTS
(Cost $546,000) 546,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,973,972)— 89.4% 2,891,911
Net other assets (liabilities) —  10.6% 342,486
NET ASSETS — 100.0% $ 3,234,397
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $270,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 11/24/25 4.62% $ 1,017,579 $ 22,240
S&P Pharmaceuticals Select
Industry Index UBS AG 11/24/25 4.67% 1,495,102 24,085
$2,512,681 $46,325
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Pharmaceuticals UltraSector ProFund invested in the following industries as of October
31, 2025:
Value
% of Net
Assets
Biotechnology $ 98,746 3.1%
Value
% of Net
Assets
Pharmaceuticals $ 2,247,165 69.4%
Other
**
888,486 27.5%
Total $ 3,234,397 100.0%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Pharmaceuticals UltraSector ProFund
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Precious Metals UltraSector ProFund
Common Stocks (80.1%)
Shares Value
Agnico Eagle Mines, Ltd. (Metals & Mining) 50,116 $ 8,059,154
Alamos Gold, Inc. - Class A (Metals & Mining) 41,905 1,290,255
Anglogold Ashanti PLC (Metals & Mining) 42,259 2,873,612
Aris Mining Corp
*
(Metals & Mining) 20,171 199,289
Avino Silver & Gold Mines
*
(Metals & Mining) 14,126 65,686
B2Gold Corp. (Metals & Mining) 131,863 578,879
Barrick Mining Corp. (Metals & Mining) 170,038 5,577,246
Centerra Gold Inc (Metals & Mining) 20,267 237,732
Cia De Minas Buenaventura S.A.A
ADR
(Metals &
Mining) 23,837 542,768
Coeur Mining, Inc.
*
(Metals & Mining) 64,060 1,099,910
DRDGOLD Ltd.
ADR
(Metals & Mining) 4,309 108,716
Eldorado Gold Corp.
*
(Metals & Mining) 20,253 519,287
Endeavour Silver Corp.
*
(Metals & Mining) 28,922 237,160
Equinox Gold Corp.
*
(Metals & Mining) 75,742 830,890
First Majestic Silver Corp.
*
(Metals & Mining) 45,773 584,521
Fortuna Mining Corp.
*
(Metals & Mining) 30,595 253,021
Franco-Nevada Corp. (Metals & Mining) 19,207 3,584,602
Gold Fields, Ltd.
ADR
(Metals & Mining) 89,208 3,426,479
Harmony Gold Mining Co., Ltd.
*ADR
(Metals & Mining) 54,410 898,309
Hecla Mining Co. (Metals & Mining) 65,904 848,184
IAMGOLD Corp.
*
(Metals & Mining) 57,325 663,824
Kinross Gold Corp. (Metals & Mining) 121,126 2,814,968
New Gold, Inc.
*
(Metals & Mining) 78,910 579,199
Newmont Corp. (Metals & Mining) 109,483 8,864,840
NovaGold Resources, Inc.
*
(Metals & Mining) 28,795 238,711
OR Royalties, Inc. (Metals & Mining) 18,756 599,817
Orla Mining Ltd.
*
(Metals & Mining) 25,297 261,065
Pan American Silver Corp. (Metals & Mining) 42,026 1,479,735
Perpetua Resources Corp.
*
(Metals & Mining) 7,291 175,203
Royal Gold, Inc. (Metals & Mining) 8,051 1,407,234
Common Stocks, continued
Shares Value
Seabridge Gold, Inc.
*
(Metals & Mining) 8,344 $ 198,838
Sibanye Stillwater, Ltd.
ADR
(Metals & Mining) 70,531 744,808
Skeena Resources Ltd.
*
(Metals & Mining) 11,440 185,214
SSR Mining, Inc. (Metals & Mining) 20,211 455,960
Triple Flag Precious Metals Corp (Metals & Mining) 6,998 194,264
Wheaton Precious Metals Corp. (Metals & Mining) 45,246 4,367,144
TOTAL COMMON STOCKS
  (Cost $23,263,097) 55,046,524
Repurchase Agreements
(a)(b)
( 22.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $15,371,682 $ 15,370,000 15,370,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,370,000) 15,370,000
TOTAL INVESTMENT SECURITIES
  (Cost $38,633,097)— 102.5% 70,416,524
Net other assets (liabilities) —  (2.5)% (1,690,101)
NET ASSETS — 100.0% $ 68,726,423
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $8,604,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 11/24/25 4.62% $ 24,310,577 $ (1,025,903)
Dow Jones Precious Metals
Index UBS AG 11/24/25 4.67% 23,686,944 (1,478,456)
$47,997,521 $(2,504,359)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Precious Metals UltraSector ProFund invested in the following industries as of October
31, 2025:
Value
% of Net
Assets
Metals & Mining $ 55,046,524 80.1%
Other
**
13,679,899 19.9%
Total $ 68,726,423 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Real Estate UltraSector ProFund
Common Stocks (82.0%)
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 406 $ 23,637
American Tower Corp. - Class A (Specialized REITs) 975 174,507
AvalonBay Communities, Inc. (Residential REITs) 371 64,524
Boston Properties, Inc. (Office REITs) 384 27,337
Camden Property Trust (Residential REITs) 279 27,755
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 705 107,463
CoStar Group, Inc.
*
(Real Estate Management &
Development) 1,105 76,035
Crown Castle International Corp. (Specialized REITs) 1,136 102,490
Digital Realty Trust, Inc. (Specialized REITs) 667 113,663
Equinix, Inc. (Specialized REITs) 204 172,586
Equity Residential (Residential REITs) 906 53,853
Essex Property Trust, Inc. (Residential REITs) 168 42,297
Extra Space Storage, Inc. (Specialized REITs) 553 73,848
Federal Realty Investment Trust (Retail REITs) 205 19,719
Healthpeak Properties, Inc. (Health Care REITs) 1,813 32,543
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,667 26,705
Invitation Homes, Inc. (Residential REITs) 1,471 41,409
Iron Mountain, Inc. (Specialized REITs) 770 79,272
Kimco Realty Corp. (Retail REITs) 1,766 36,486
Mid-America Apartment Communities, Inc. (Residential
REITs) 305 39,110
Prologis, Inc. (Industrial REITs) 1,932 239,742
Public Storage (Specialized REITs) 397 110,588
Realty Income Corp. (Retail REITs) 1,930 111,901
Regency Centers Corp. (Retail REITs) 426 29,373
SBA Communications Corp. - Class A (Specialized
REITs) 280 53,614
Simon Property Group, Inc. (Retail REITs) 680 119,516
UDR, Inc. (Residential REITs) 786 26,480
Common Stocks, continued
Shares Value
Ventas, Inc. (Health Care REITs) 1,185 $ 87,441
VICI Properties, Inc. (Specialized REITs) 2,781 83,402
Welltower, Inc. (Health Care REITs) 1,392 252,009
Weyerhaeuser Co. (Specialized REITs) 1,881 43,263
TOTAL COMMON STOCKS
  (Cost $912,243) 2,492,568
Repurchase Agreements
(a)(b)
( 20.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $609,067 $ 609,000 609,000
TOTAL REPURCHASE AGREEMENTS
(Cost $609,000) 609,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,521,243)— 102.1% 3,101,568
Net other assets (liabilities) —  (2.1)% (65,073)
NET ASSETS — 100.0% $ 3,036,495
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $403,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 871,406 $ (43,685)
S&P Real Estate Select Sector
Index UBS AG 11/24/25 4.67% 1,160,672 (47,008)
$2,032,078 $(90,693)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Real Estate UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Health Care REITs $ 371,993 12.3%
Hotel & Resort REITs 26,705 0.9%
Industrial REITs 239,742 7.9%
Office REITs 50,974 1.7%
Real Estate Management & Development 183,498 6.0%
Residential REITs 295,428 9.7%
Retail REITs 316,995 10.4%
Value
% of Net
Assets
Specialized REITs $ 1,007,233 33.1%
Other
**
543,927 18.0%
Total $ 3,036,495 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Rising Rates Opportunity ProFund
Repurchase Agreements
(a)(b)
( 99.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $8,883,972 $ 8,883,000 $ 8,883,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,883,000) 8,883,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,883,000)— 99.2% 8,883,000
Net other assets (liabilities) —  0.8% 73,895
NET ASSETS — 100.0% $ 8,956,895
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $419,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Citibank North America 11/18/25 (4.08)% $ (6,113,126) $ 82,221
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Societe Generale 11/18/25 (4.01)% (5,089,152) 24,490
$(11,202,278) $106,711
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements
(a)(b)
( 96.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $– $ 533,000 $ 533,000
TOTAL REPURCHASE AGREEMENTS
(Cost $533,000) 533,000
TOTAL INVESTMENT SECURITIES
  (Cost $533,000)— 96.1% 533,000
Net other assets (liabilities) —  3.9% 21,803
NET ASSETS — 100.0% $ 554,803
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $64,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
10-Year U.S. Treasury Note,
4.25%, due 8/15/35 Citibank North America 11/18/25 (4.05)% $ (91,943) $ 177
10-Year U.S. Treasury Note,
4.25%, due 8/15/35 Societe Generale 11/18/25 (3.98)% (459,714) 2,098
$(551,657) $2,275
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Rising U.S. Dollar ProFund
Repurchase Agreements
(a)(b)
( 91.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $8,637,945 $ 8,637,000 $ 8,637,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,637,000) 8,637,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,129,461)— 96.8% 9,122,496
Net other assets (liabilities) —  3.2% 310,814
NET ASSETS — 100.0% $ 9,433,310
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At October 31,
2025, the aggregate amount held in a segregated account was $181,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
As of October 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 564,995 British pound 422,254 11/14/25 $ 554,648 $ 10,347
U.S. dollar 432,027 Canadian dollar 601,608 11/14/25 429,294 2,733
U.S. dollar 3,065,937 Euro 2,632,941 11/14/25 3,036,848 29,089
U.S. dollar 306,851 Japanese yen 46,805,449 11/14/25 304,187 2,664
U.S. dollar 249,497 Swedish krona 2,349,120 11/14/25 247,579 1,918
U.S. dollar 294,970 Swiss franc 235,348 11/14/25 292,985 1,985
Total Short Contracts $ 4,914,277 $ 4,865,541 $48,736
As of October 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 624,978 British pound 465,926 11/14/25 $ 612,013 $ 12,965
U.S. dollar 458,679 Canadian dollar 638,809 11/14/25 455,839 2,840
U.S. dollar 2,664,435 Euro 2,287,154 11/14/25 2,638,015 26,420
U.S. dollar 1,042,713 Japanese yen 158,456,883 11/14/25 1,029,807 12,906
U.S. dollar 166,085 Swedish krona 1,562,895 11/14/25 164,717 1,368
U.S. dollar 62,494 Swiss franc 49,797 11/14/25 61,992 502
Total Short Contracts $ 5,019,384 $ 4,962,383 $57,001
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 39,935 U.S. dollar $ 53,531 11/14/25 $ 52,456 $ (1,075)
Canadian dollar 48,853 U.S. dollar 34,866 11/14/25 34,860 (6)
Euro 258,051 U.S. dollar 301,704 11/14/25 297,637 (4,067)
Japanese yen 9,301,064 U.S. dollar 61,764 11/14/25 60,447 (1,317)
Swedish krona 202,078 U.S. dollar 21,517 11/14/25 21,297 (220)
Swiss franc 15,101 U.S. dollar 19,079 11/14/25 18,799 (280)
Total Long Contracts $ 492,461 $ 485,496 $ (6,965)
Total unrealized appreciation $105,737
Total unrealized (depreciation) (6,965)
Total net unrealized appreciation/(depreciation) $98,772

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Semiconductor UltraSector ProFund
Common Stocks (44.7%)
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 47,617 $ 12,195,666
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,638 108,849
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,336 107,686
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 14,561 3,409,167
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 23,547 5,488,806
Astera Labs Inc
*
(Semiconductors & Semiconductor
Equipment) 3,804 710,131
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 138,009 51,012,267
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,506 199,771
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 4,432 831,532
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,836 117,036
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 4,448 407,303
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,094 110,146
Intel Corp. (Semiconductors & Semiconductor
Equipment) 128,430 5,135,916
KLA Corp. (Semiconductors & Semiconductor
Equipment) 3,872 4,680,241
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 37,136 5,847,435
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 4,017 293,080
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 1,879 278,336
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 25,299 2,371,528
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 15,835 988,421
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 32,837 7,347,935
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 1,971 283,252
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 1,405 1,412,025
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 715,943 144,971,299
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 7,398 $ 1,547,070
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 12,000 600,960
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,438 194,072
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 2,474 234,832
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 31,646 5,724,761
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 3,157 324,666
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 963 126,230
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 4,355 338,471
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 4,668 848,456
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 26,676 4,307,107
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 1,297 191,022
TOTAL COMMON STOCKS
  (Cost $55,298,739) 262,745,475
Repurchase Agreements
(a)(b)
( 26.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $156,799,161 $ 156,782,000 156,782,000
TOTAL REPURCHASE AGREEMENTS
(Cost $156,782,000) 156,782,000
TOTAL INVESTMENT SECURITIES
  (Cost $212,080,739)— 71.4% 419,527,475
Net other assets (liabilities) —  28.6% 168,090,867
NET ASSETS — 100.0% $ 587,618,342
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $83,829,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 11/24/25 4.62% $ 332,180,952 $ 16,218,134
Dow Jones U.S. Semiconductors
Index UBS AG 11/24/25 4.67% 283,563,264 17,261,771
$615,744,216 $33,479,905
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Semiconductor UltraSector ProFund
Semiconductor UltraSector ProFund invested in the following industries as of October
31, 2025:
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 262,745,475 44.7%
Other
**
324,872,867 55.3%
Total $ 587,618,342 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Short Energy ProFund
Repurchase Agreements
(a) (b)
( 122 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $925,101 $ 925,000 $ 925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $925,000) 925,000
TOTAL INVESTMENT SECURITIES
  (Cost $925,000)— 122.8% 925,000
Net other assets (liabilities) — ( 22 .8 ) % (171,612)
NET ASSETS — 100.0% $ 753,388
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $190,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 11/24/25 (4.12)% $ (316,233) $ 399
S&P Energy Select Sector Index UBS AG 11/24/25 (4.17)% (433,082) 4,782
$(749,315) $5,181
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Short Nasdaq-100 ProFund
Repurchase Agreements
(a) (b)
( 88 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $4,284,469 $ 4,284,000 $ 4,284,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,284,000) 4,284,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,284,000)— 88.0% 4,284,000
Net other assets (liabilities) — 12 .0% 582,626
NET ASSETS — 100.0% $ 4,866,626
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $727,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 11/28/25 (4.37)% $ (2,517,289) $ (11,613)
Nasdaq-100 Index UBS AG 11/28/25 (4.27)% (2,327,232) (1,670)
$(4,844,521) $(13,283)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Short Precious Metals ProFund
Repurchase Agreements
(a) (b)
( 88 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $10,941,197 $ 10,940,000 $ 10,940,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,940,000) 10,940,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,940,000)— 88.4% 10,940,000
Net other assets (liabilities) — 11 .6% 1,435,112
NET ASSETS — 100.0% $ 12,375,112
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $2,304,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 11/24/25 (4.12)% $ (7,189,252) $ 276,298
Dow Jones Precious Metals
Index UBS AG 11/24/25 (4.17)% (5,179,120) 135,924
$(12,368,372) $412,222
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Short Real Estate ProFund
Repurchase Agreements
(a) (b)
( 105 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,072,117 $ 1,072,000 $ 1,072,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,072,000) 1,072,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,072,000)— 105.4% 1,072,000
Net other assets (liabilities) — ( 5 .4 ) % (55,023)
NET ASSETS — 100.0% $ 1,016,977
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $241,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 11/24/25 (4.12)% $ (706,714) $ 16,908
S&P Real Estate Select Sector
Index UBS AG 11/24/25 (4.17)% (309,726) 12,508
$(1,016,440) $29,416
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Short Small-Cap ProFund
Repurchase Agreements
(a) (b)
( 71 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $980,107 $ 980,000 $ 980,000
TOTAL REPURCHASE AGREEMENTS
(Cost $980,000) 980,000
TOTAL INVESTMENT SECURITIES
  (Cost $980,000)— 71.4% 980,000
Net other assets (liabilities) — 28 .6% 391,926
NET ASSETS — 100.0% $ 1,371,926
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $184,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 11/28/25 (4.02)% $ (808,278) $ 10,779
Russell 2000 Index UBS AG 11/28/25 (4.17)% (560,340) 9,431
$(1,368,618) $20,210
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks ( 99 .9% )
Shares Value
A10 Networks, Inc.
*
(Software) 224 $ 3,996
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 451 10,238
Acadia Realty Trust (Retail REITs) 472 9,001
Acadian Asset Management, Inc. (Capital Markets) 138 6,638
ACI Worldwide, Inc.
*
(Software) 541 25,768
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 153 6,343
Acushnet Holdings Corp. (Leisure Products) 82 6,341
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 60 7,013
Adeia, Inc. (Software) 208 3,544
ADMA Biologics, Inc.
*
(Biotechnology) 1,249 19,335
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 189 18,526
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 98 19,868
Agilysys, Inc.
*
(Software) 133 16,686
Alamo Group, Inc. (Machinery) 25 4,468
Alarm.com Holdings, Inc.
*
(Software) 158 7,777
Albany International Corp.
*
(Machinery) 78 4,413
Alkermes PLC
*
(Biotechnology) 553 16,977
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 61 1,712
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 37 6,411
American Assets Trust, Inc. (Equity REIT - Diversified) 144 2,752
American States Water Co. (Water Utilities) 100 7,131
Ameris Bancorp (Banks) 162 11,602
AMERISAFE, Inc. (Insurance) 46 1,844
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 117 2,984
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 92 8,335
Apogee Enterprises, Inc. (Building Products) 112 4,100
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 225 7,022
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 562 6,289
Archrock, Inc. (Energy Equipment & Services) 922 23,298
Arcosa, Inc. (Construction & Engineering) 165 16,830
Arcus Biosciences, Inc.
*
(Biotechnology) 360 7,099
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 308 5,957
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 264 1,727
Armstrong World Industries, Inc. (Building Products) 227 43,228
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 283 11,996
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 176 7,684
Artivion, Inc.
*
(Health Care Equipment & Supplies) 217 9,845
Assured Guaranty, Ltd. (Insurance) 115 9,267
Atlas Energy Solutions, Inc.
*(a)
(Energy Equipment &
Services) 397 4,915
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 99 7,876
Axos Financial, Inc.
*
(Banks) 295 23,005
Azenta, Inc.
*
(Life Sciences Tools & Services) 103 3,111
AZZ, Inc. (Building Products) 158 15,776
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 155 27,970
Balchem Corp. (Chemicals) 170 26,076
BancFirst Corp. (Banks) 108 11,757
Bank of Hawaii Corp. (Banks) 97 6,298
BankUnited, Inc. (Banks) 180 7,214
Banner Corp. (Banks) 94 5,677
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 104 4,557
BGC Group, Inc. - Class A (Capital Markets) 1,047 9,570
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 203 5,657
BlackLine, Inc.
*
(Software) 273 15,629
Boot Barn Holdings, Inc.
*
(Specialty Retail) 160 30,344
Common Stocks, continued
Shares Value
Box, Inc.
*
- Class A (Software) 760 $ 24,388
Brady Corp. - Class A (Commercial Services &
Supplies) 148 11,235
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 180 5,949
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 234 25,426
Cactus, Inc. - Class A (Energy Equipment & Services) 359 15,857
Calix, Inc.
*
(Communications Equipment) 125 8,553
Cal-Maine Foods, Inc. (Food Products) 239 20,984
CareTrust REIT, Inc. (Health Care REITs) 565 19,578
Cargurus, Inc.
*
(Interactive Media & Services) 446 15,664
Cars.com, Inc.
*
(Interactive Media & Services) 129 1,385
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 602 12,805
Cathay General Bancorp (Banks) 180 8,181
Cavco Industries, Inc.
*
(Household Durables) 43 22,781
Centerspace (Residential REITs) 50 2,963
Central Pacific Financial Corp. (Banks) 87 2,480
Century Aluminum Co.
*
(Metals & Mining) 280 8,294
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 59 1,605
Champion Homes, Inc.
*
(Household Durables) 296 20,196
Chesapeake Utilities Corp.
*
(Gas Utilities) 72 9,164
Cinemark Holdings, Inc.
*
(Entertainment) 535 14,450
City Holding Co. (Banks) 77 9,077
Cleanspark, Inc.
*
(Software) 1,473 26,219
Clear Secure, Inc. - Class A (Software) 454 13,833
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 249 10,271
Cohen & Steers, Inc. (Capital Markets) 146 9,975
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 164 5,904
Community Financial System, Inc. (Banks) 178 9,875
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 209 3,919
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 254 5,060
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 493 36,221
Core Laboratories, Inc. (Energy Equipment & Services) 114 1,817
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 270 21,329
CoreCivic, Inc.
*
(Commercial Services & Supplies) 294 5,448
CorVel Corp.
*
(Health Care Providers & Services) 165 12,202
CSG Systems International, Inc. (Professional Services) 74 5,792
CSW Industrials, Inc. (Building Products) 90 22,538
CTS Corp. (Electronic Equipment, Instruments &
Components) 94 3,902
Curbline Properties Corp. (Retail REITs) 506 11,668
CVB Financial Corp. (Banks) 275 5,052
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 139 2,042
DiamondRock Hospitality Co. (Hotel & Resort REITs) 1,070 8,367
Digi International, Inc.
*
(Communications Equipment) 113 4,145
DigitalOcean Holdings, Inc.
*
(IT Services) 358 14,557
DNOW, Inc.
*
(Trading Companies & Distributors) 316 4,645
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 61 2,803
Dorman Products, Inc.
*
(Automobile Components) 148 19,851
DoubleVerify Holdings, Inc.
*
(Software) 395 4,495
Douglas Emmett, Inc. (Office REITs) 506 6,548
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 149 2,950
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 67 8,017
Dycom Industries, Inc.
*
(Construction & Engineering) 152 43,744
Dynavax Technologies Corp.
*
(Biotechnology) 208 2,134
Element Solutions, Inc. (Chemicals) 547 14,616
Elme Communities (Residential REITs) 268 4,408
Employers Holdings, Inc. (Insurance) 65 2,478

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
Enact Holdings, Inc.
*
(Financial Services) 36 $ 1,286
Energizer Holdings, Inc. (Household Products) 132 3,066
Enerpac Tool Group Corp. (Machinery) 283 11,614
Enova International, Inc.
*
(Consumer Finance) 131 15,663
Enpro, Inc. (Machinery) 69 16,009
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 65 4,755
ESCO Technologies, Inc. (Machinery) 136 29,848
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 1,039 31,045
Etsy, Inc.
*
(Broadline Retail) 254 15,748
EVERTEC, Inc. (Financial Services) 218 6,206
Everus Construction Group, Inc.
*
(Construction &
Engineering) 129 11,725
Extreme Networks, Inc.
*
(Communications Equipment) 329 6,258
FB Financial Corp. (Banks) 100 5,401
Federal Signal Corp. (Machinery) 319 37,652
First Bancorp (Banks) 510 9,940
First Commonwealth Financial Corp.
*
(Banks) 253 3,868
First Financial Bancorp (Banks) 237 5,548
First Hawaiian, Inc. (Banks) 281 6,893
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 181 9,946
Forward Air Corp.
*
(Air Freight & Logistics) 43 809
Four Corners Property Trust, Inc. (Specialized REITs) 294 6,950
Franklin Electric Co., Inc. (Machinery) 122 11,562
Freshpet, Inc.
*
(Retail - Discretionary) 255 12,549
Frontdoor, Inc.
*
(Diversified Consumer Services) 382 25,376
Fulton Financial Corp. (Banks) 447 7,764
Gates Industrial Corp. PLC
*
(Machinery) 890 19,651
Getty Realty Corp. (Retail REITs) 116 3,182
Glaukos Corp.
*
(Health Care Equipment & Supplies) 300 26,421
Gogo, Inc.
*
(Wireless Telecommunication Services) 175 1,593
Goosehead Insurance, Inc.
*
- Class A (Insurance) 133 9,133
Granite Construction, Inc. (Construction & Engineering) 230 23,669
Green Brick Partners, Inc.
*
(Household Durables) 160 10,358
Grid Dynamics Holdings, Inc.
*
(IT Services) 222 2,073
Griffon Corp. (Building Products) 205 15,172
Group 1 Automotive, Inc. (Specialty Retail) 34 13,516
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 350 9,699
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 978 6,465
Harmonic, Inc.
*
(Communications Equipment) 300 3,210
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 207 5,914
Hawkins, Inc. (Chemicals) 110 15,604
HCI Group, Inc.
*
(Insurance) 57 11,629
HealthStream, Inc.
*
(Health Care Technology) 71 1,747
Hecla Mining Co. (Metals & Mining) 969 12,471
Heidrick & Struggles International, Inc. (Professional
Services) 59 3,444
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 404 2,715
Helmerich & Payne, Inc. (Energy Equipment &
Services) 299 7,852
Highwoods Properties, Inc. (Office REITs) 345 9,877
HNI Corp. (Commercial Services & Supplies) 123 5,033
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 130 15,612
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 137 27,696
Ingevity Corp.
*
(Chemicals) 99 5,318
Innospec, Inc. (Chemicals) 66 4,856
Innovative Industrial Properties, Inc. (Industrial REITs) 100 5,015
Innoviva, Inc.
*
(Pharmaceuticals) 171 3,112
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 142 10,235
Common Stocks, continued
Shares Value
Installed Building Products, Inc. (Household Durables) 120 $ 29,788
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 185 11,945
Inter Parfums, Inc. (Personal Care Products) 98 8,737
InterDigital, Inc. (Software) 136 49,226
Interface, Inc. (Commercial Services & Supplies) 305 7,595
International Seaways, Inc.
*
(Oil, Gas & Consumable
Fuels) 121 6,199
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 240 24,079
J & J Snack Foods Corp. (Food Products) 46 3,894
John Bean Technologies Corp. (Machinery) 114 14,375
John Wiley & Sons, Inc. - Class A (Media) 125 4,609
Kadant, Inc. (Machinery) 62 17,153
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 556 14,689
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 227 1,716
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 101 3,890
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 344 12,687
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 268 21,687
Korn Ferry (Professional Services) 170 10,999
Krystal Biotech, Inc.
*
(Biotechnology) 136 26,861
Lakeland Financial Corp. (Banks) 73 4,165
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 110 9,527
Liberty Energy, Inc. (Energy Equipment & Services) 464 8,403
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 57 10,905
Lindsay Corp. (Machinery) 26 2,892
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 123 2,945
LiveRamp Holdings, Inc.
*
(Software) 177 4,839
LTC Properties, Inc. (Health Care REITs) 111 3,894
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 2,520 25,905
M/I Homes, Inc.
*
(Household Durables) 74 9,264
Mack-Cali Realty Corp.
*
(Residential REITs) 182 2,614
Madison Square Garden Sports Corp.
*
(Entertainment) 95 20,367
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 623 13,993
MARA Holdings, Inc.
*
(Software) 1,942 35,480
Matson, Inc. (Marine Transportation) 107 10,802
Mercury General Corp. (Insurance) 140 10,822
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 310 27,138
MGE Energy, Inc. (Electric Utilities) 119 9,861
Middlesex Water Co. (Water Utilities) 49 2,816
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,286 37,770
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 237 1,325
Moelis & Co. - Class A (Capital Markets) 197 12,476
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 66 5,945
Moog, Inc. - Class A (Aerospace & Defense) 149 30,523
Mueller Water Products, Inc. - Class A (Machinery) 820 21,041
MYR Group, Inc.
*
(Construction & Engineering) 47 10,232
N-able, Inc.
*
(Software) 167 1,308
National Bank Holdings Corp. - Class A (Banks) 90 3,209
National Beverage Corp.
*
(Beverages) 64 2,193
National HealthCare Corp. (Health Care Providers &
Services) 43 5,136
NBT Bancorp, Inc. (Banks) 119 4,816
NCR Atleos Corp.
*
(Financial Services) 168 6,199

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
NeoGenomics, Inc.
*
(Health Care Providers & Services) 300 $ 2,931
NexPoint Residential Trust, Inc. (Residential REITs) 112 3,435
NMI Holdings, Inc.
*
- Class A (Financial Services) 407 14,827
Noble Corp. PLC
*
(Energy Equipment & Services) 414 12,151
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 508 11,242
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 524 12,204
OFG Bancorp (Banks) 137 5,296
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 84 23,391
Otter Tail Corp. (Electric Utilities) 100 7,722
Outfront Media, Inc.
*
(Specialized REITs) 762 13,480
Palomar Holdings, Inc.
*
(Insurance) 141 16,075
Park National Corp. (Banks) 50 7,610
Pathward Financial, Inc. (Banks) 120 8,167
Patrick Industries, Inc. (Automobile Components) 85 8,871
Payoneer Global, Inc.
*
(Financial Services) 1,525 8,830
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 167 4,865
Pebblebrook Hotel Trust (Hotel & Resort REITs) 307 3,211
Perdoceo Education Corp. (Diversified Consumer
Services) 168 5,336
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 105 4,416
Phillips Edison & Co., Inc. (Retail REITs) 291 9,847
Phinia, Inc. (Automobile Components) 104 5,399
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 131 3,131
Piper Sandler Cos. (Capital Markets) 89 28,414
Pitney Bowes, Inc. (Commercial Services & Supplies) 386 3,814
PJT Partners, Inc. - Class A (Capital Markets) 128 20,622
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 98 13,710
Powell Industries, Inc. (Electrical Equipment) 50 19,169
Preferred Bank (Banks) 61 5,505
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 155 9,393
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 416 10,109
PROG Holdings, Inc.
*
(Consumer Finance) 207 5,989
Progress Software Corp. (Software) 226 9,637
Progyny, Inc.
*
(Health Care Providers & Services) 208 3,892
Protagonist Therapeutics, Inc.
*
(Biotechnology) 306 24,058
Q2 Holdings, Inc.
*
(Software) 327 20,196
QuinStreet, Inc.
*
(Interactive Media & Services) 295 4,363
Radian Group, Inc. (Financial Services) 319 10,827
RadNet, Inc.
*
(Health Care Providers & Services) 363 27,584
Reynolds Consumer Products, Inc. (Household Products) 80 1,955
RPC, Inc. (Energy Equipment & Services) 235 1,222
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 198 9,783
RXO, Inc.
*
(Ground Transportation) 404 7,163
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 330 28,680
S&T Bancorp, Inc.
*
(Banks) 105 3,847
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 2,062 4,217
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 135 18,502
Sarepta Therapeutics, Inc.
*
(Biotechnology) 511 12,269
Saul Centers, Inc. (Retail REITs) 33 977
Schrodinger, Inc.
*
(Health Care Technology) 154 3,240
Sealed Air Corp. (Containers & Packaging) 300 10,053
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 115 5,566
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 455 30,876
Common Stocks, continued
Shares Value
Sensient Technologies Corp. (Chemicals) 118 $ 11,126
ServisFirst Bancshares, Inc. (Banks) 263 18,482
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 211 20,364
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 115 33,310
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 529 12,156
SkyWest, Inc.
*
(Passenger Airlines) 211 21,201
SL Green Realty Corp. (Office REITs) 261 13,402
SM Energy Co. (Oil, Gas & Consumable Fuels) 300 6,267
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 93 3,263
Sprinklr, Inc.
*
- Class A (Software) 237 1,830
SPS Commerce, Inc.
*
(Software) 198 16,284
SPX Technologies, Inc.
*
(Machinery) 259 57,988
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 147 3,803
Standex International Corp. (Machinery) 43 10,029
StepStone Group, Inc. - Class A (Capital Markets) 215 13,089
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 159 60,086
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 251 8,511
StoneX Group, Inc.
*
(Capital Markets) 130 11,950
Stride, Inc.
*
(Diversified Consumer Services) 225 15,309
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 267 1,372
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 991 8,770
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 149 8,214
Sylvamo Corp. (Paper & Forest Products) 176 7,146
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 352 4,928
Tanger, Inc. (Retail REITs) 398 12,959
Teradata Corp.
*
(Software) 172 3,586
Terreno Realty Corp. (Industrial REITs) 265 15,139
TG Therapeutics, Inc.
*
(Biotechnology) 712 24,763
The Bancorp, Inc.
*
(Banks) 243 15,886
The Buckle, Inc. (Specialty Retail) 80 4,384
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 158 7,868
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 190 11,210
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 725 12,302
The Greenbrier Cos., Inc. (Machinery) 160 6,683
The Macerich Co. (Retail REITs) 872 14,955
The Simply Good Foods Co.
*
(Food Products) 224 4,384
The St. Joe Co. (Real Estate Management &
Development) 209 11,868
The Wendy's Co. (Hotels, Restaurants & Leisure) 367 3,134
Thryv Holdings, Inc.
*
(Media) 76 586
Tidewater, Inc.
*
(Energy Equipment & Services) 243 12,293
Tompkins Financial Corp.
*
(Banks) 27 1,713
Tootsie Roll Industries, Inc.
*
(Food Products) 59 2,082
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 179 23,546
Tri Pointe Homes, Inc.
*
(Household Durables) 235 7,485
Trinity Industries, Inc. (Machinery) 423 11,578
TripAdvisor, Inc.
*
(Interactive Media & Services) 405 6,504
Triumph Financial, Inc.
*
(Banks) 73 3,976
Trupanion, Inc.
*
(Insurance) 175 6,998
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 282 18,950
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 40 3,451

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap Growth ProFund
Common Stocks, continued
Shares Value
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 42 $ 8,091
UniFirst Corp. (Commercial Services & Supplies) 36 5,557
Uniti Group, Inc.
*
(Diversified Telecommunication
Services) 439 2,529
Unitil Corp. (Multi-Utilities) 37 1,804
Universal Health Realty Income Trust
*
(Health Care
REITs) 34 1,299
Urban Edge Properties (Retail REITs) 395 7,596
Urban Outfitters, Inc.
*
(Specialty Retail) 128 8,270
Veracyte, Inc.
*
(Biotechnology) 414 14,937
Vericel Corp.
*
(Biotechnology) 264 9,256
Verra Mobility Corp.
*
(Professional Services) 836 19,403
Viad Corp.
*
(Commercial Services & Supplies) 110 3,903
Viavi Solutions, Inc.
*
(Communications Equipment) 500 8,849
Vicor Corp.
*
(Electrical Equipment) 68 6,170
Victory Capital Holdings, Inc.
*
- Class A (Capital
Markets) 205 12,765
Virtu Financial, Inc. - Class A (Capital Markets) 417 14,528
Virtus Investment Partners, Inc. (Capital Markets) 14 2,279
Warrior Met Coal, Inc. (Metals & Mining) 276 18,723
Waystar Holding Corp.
*
(Health Care Technology) 387 13,874
WD-40 Co. (Household Products) 44 8,549
Westamerica Bancorp
*
(Banks) 74 3,526
Whitestone REIT (Retail REITs) 114 1,430
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 591 12,854
WisdomTree, Inc. (Capital Markets) 627 7,499
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 290 6,583
WSFS Financial Corp. (Banks) 136 7,084
Xencor, Inc.
*
(Biotechnology) 155 2,280
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 499 6,138
XPEL, Inc.
*
(Automobile Components) 130 4,433
Yelp, Inc.
*
(Interactive Media & Services) 171 5,640
Zurn Elkay Water Solutions Corp. (Building Products) 782 36,840
TOTAL COMMON STOCKS
  (Cost $2,494,419) 3,853,925
Collateral for Securities Loaned
(b)
( 0 .3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
12,024 12,024
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $12,024) 12,024
TOTAL INVESTMENT SECURITIES
  (Cost $2,506,443)— 100.2% 3,865,949
Net other assets (liabilities) — ( 0 .2 ) % (7,768)
NET ASSETS — 100.0% $ 3,858,181
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $11,914.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust
Small-Cap Growth ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 30,523 0.8%
Air Freight & Logistics 809 NM
Automobile Components 38,554 1.0%
Banks 232,914 5.9%
Beverages 2,193 0.1%
Biotech & Pharma 12,854 0.3%
Biotechnology 195,008 5.1%
Broadline Retail 15,748 0.4%
Building Products 137,654 3.6%
Capital Markets 160,292 4.2%
Chemicals 77,596 1.9%
Commercial Services & Supplies 72,521 1.9%
Communications Equipment 31,015 0.8%
Construction & Engineering 166,286 4.3%
Consumer Finance 21,652 0.6%
Consumer Staples Distribution & Retail 11,210 0.3%
Containers & Packaging 10,053 0.3%
Diversified Consumer Services 65,872 1.7%
Diversified Telecommunication Services 38,705 1.1%
Electric Utilities 17,583 0.5%
Electrical Equipment 25,339 0.7%
Electronic Equipment, Instruments & Components 203,411 5.3%
Energy Equipment & Services 115,414 3.0%
Entertainment 34,817 0.9%
Equity REIT - Diversified 35,524 0.9%
Financial Services 57,874 1.5%
Food Products 31,344 0.7%
Gas Utilities 9,164 0.2%
Ground Transportation 7,163 0.2%
Health Care Equipment & Supplies 151,091 3.9%
Health Care Providers & Services 90,349 2.3%
Health Care REITs 24,771 0.6%
Health Care Technology 18,861 0.5%
Hotel & Resort REITs 62,827 1.7%
Hotels, Restaurants & Leisure 86,718 2.2%
Household Durables 102,822 2.7%
Household Products 13,570 0.4%
Industrial REITs 20,154 0.5%
Insurance 68,246 1.8%
Interactive Media & Services 33,556 0.9%
IT Services 16,630 0.4%
Leisure Products 6,341 0.2%
Life Sciences Tools & Services 8,768 0.2%
Machinery 276,956 7.2%
Marine Transportation 10,802 0.3%
Media 5,195 0.1%
Metals & Mining 45,899 1.2%
Multi-Utilities 1,804 NM
Office REITs 29,827 0.8%
Oil, Gas & Consumable Fuels 66,839 1.7%
Paper & Forest Products 7,146 0.2%
Passenger Airlines 21,201 0.5%
Personal Care Products 8,737 0.2%
Pharmaceuticals 95,398 2.5%
Professional Services 39,638 1.0%
Real Estate Management & Development 13,584 0.4%
Residential REITs 13,420 0.3%
Retail - Discretionary 12,549 0.3%
Retail REITs 71,615 1.9%
Semiconductors & Semiconductor Equipment 130,623 3.4%
Software 284,721 7.4%
Specialized REITs 20,430 0.5%
Specialty Retail 56,514 1.5%

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Growth ProFund
Value
% of Net
Assets
Textiles, Apparel & Luxury Goods $ 43,246 1.1%
Trading Companies & Distributors 22,445 0.6%
Water Utilities 9,947 0.3%
Wireless Telecommunication Services 1,593 NM
Other
**
4,256 0.1%
Total $ 3,858,181 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks (63.2%)
Shares Value
10X Genomics Inc
*
- Class A (Medical Equipment &
Devices) 115 $ 1,569
1-800-Flowers.com, Inc.
*(a)
- Class A (Specialty Retail) 23 83
1st Source Corp. (Banks) 20 1,189
3D Systems Corp.
*
(Machinery) 141 403
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 43 495
8x8, Inc.
*
(Software) 143 263
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 29 231
A10 Networks, Inc. (Software) 77 1,374
AAR Corp.
*
(Aerospace & Defense) 38 3,200
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 6 64
Abacus Life Inc
*
(Insurance) 43 216
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 47 226
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 50 3,628
ABM Industries, Inc. (Commercial Services & Supplies) 66 2,838
Absci Corp.
*
(Biotechnology) 141 603
Acacia Research Corp.
*
(Financial Services) 37 128
Academy Sports & Outdoors, Inc. (Specialty Retail) 71 3,400
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 133 3,019
Acadia Realty Trust (Retail REITs) 141 2,689
Acadian Asset Management, Inc. (Capital Markets) 29 1,395
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 58 591
ACCO Brands Corp. (Commercial Services & Supplies) 94 353
Accuray, Inc.
*
(Health Care Equipment & Supplies) 109 154
ACI Worldwide, Inc.
*
(Software) 113 5,382
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 93 234
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 54 2,239
Acme United Corp. (Wholesale - Discretionary) 4 152
ACNB Corp. (Banks) 11 497
ACRES Commercial Realty Corp.
*
(Specialty Finance) 7 147
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 7 47
Acuren Corp.
*
(Asset Management) 183 2,220
Acushnet Holdings Corp. (Leisure Products) 30 2,320
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 180 1,633
Adamas Trust, Inc. (Mortgage REITs) 91 607
AdaptHealth Corp.
*
(Health Care Providers & Services) 109 980
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 160 2,779
ADC Therapeutics SA
*
(Biotechnology) 78 348
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 19 2,221
Adeia, Inc. (Software) 116 1,977
Adient PLC
*
(Automobile Components) 90 2,087
ADMA Biologics, Inc.
*
(Biotechnology) 248 3,839
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 38 3,725
ADTRAN Holdings, Inc. (Communications Equipment) 80 834
Advance Auto Parts, Inc. (Specialty Retail) 64 3,016
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 40 8,110
AdvanSix, Inc. (Chemicals) 28 521
Advantage Solutions, Inc.
*
(Media) 101 129
Aebi Schmidt Holding AG
*
(Machinery) 41 457
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 30 780
Aeluma, Inc.
*
(Semiconductors) 11 179
AeroVironment, Inc.
*
(Aerospace & Defense) 34 12,576
AerSale Corp.
*
(Aerospace & Defense) 34 252
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 33 539
AFC Gamma, Inc. (Mortgage REITs) 20 65
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 30 214
agilon health, Inc.
*
(Health Care Providers & Services) 330 263
Common Stocks, continued
Shares Value
Agilysys, Inc.
*
(Software) 28 $ 3,513
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 60 2,594
AirJoule Technologies Corp.
*
(Electrical Equipment) 26 134
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 7 115
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 18 187
Airship AI Holdings, Inc.
*
(Software) 21 100
Akebia Therapeutics, Inc.
*
(Biotechnology) 267 590
Akero Therapeutics, Inc. (Biotechnology) 75 4,065
Alamo Group, Inc. (Machinery) 11 1,966
Alarm.com Holdings, Inc.
*
(Software) 51 2,510
Albany International Corp. (Machinery) 32 1,811
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 58 294
Alector, Inc.
*
(Biotechnology) 74 109
Alerus Financial Corp. (Financial Services) 25 528
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 78 1,246
Alexander's, Inc. (Retail REITs) 2 442
Alico, Inc. (Food Products) 6 211
Alight, Inc.
*
- Class A (Professional Services) 462 1,331
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 156 2,630
Alkami Technology, Inc.
*
(Software) 73 1,481
Alkermes PLC
*
(Biotechnology) 174 5,342
Allegiant Travel Co. (Passenger Airlines) 15 933
ALLETE, Inc. (Electric Utilities) 63 4,242
Allied Motion Technologies, Inc. (Electrical Equipment) 15 820
Allogene Therapeutics, Inc.
*
(Biotechnology) 162 201
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 27 758
Alpha Metallurgical Resources, Inc. (Metals & Mining) 13 2,252
Alpha Teknova, Inc.
*
(Biotech & Pharma) 12 63
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 124 2,355
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 14 206
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 22 135
AlTi Global, Inc.
*
(Capital Markets) 46 181
Altice USA, Inc.
*
- Class A (Cable & Satellite) 280 624
Altimmune, Inc.
*
(Biotechnology) 87 352
Alumis, Inc.
*
(Pharmaceuticals) 60 285
Amalgamated Financial Corp. (Banks) 25 682
A-Mark Precious Metals, Inc. (Distributors) 20 532
Ambac Financial Group, Inc.
*
(Insurance) 46 378
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 44 3,750
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 5 153
AMC Entertainment Holdings, Inc.
*
(Entertainment) 466 1,207
AMC Networks, Inc.
*
- Class A (Media) 35 265
Amerant Bancorp, Inc. (Banks) 40 671
Ameresco, Inc.
*
- Class A (Construction & Engineering) 34 1,344
American Assets Trust, Inc. (Equity REIT - Diversified) 56 1,070
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 124 769
American Battery Technology Co.
*
(Metals & Mining) 95 487
American Eagle Outfitters, Inc. (Specialty Retail) 174 2,908
American Healthcare REIT, Inc. (Health Care REITs) 170 7,704
American Integrity Insurance Group, Inc.
*
(Insurance) 9 214
American Outdoor Brands Inc.
*
(Leisure Products) 13 89
American Public Education, Inc.
*
(Diversified Consumer
Services) 19 636
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 1 16
American States Water Co. (Water Utilities) 41 2,924
American Superconductor Corp.
*
(Electrical Equipment) 47 2,784
American Vanguard Corp. (Chemicals) 27 121

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
American Woodmark Corp.
*
(Building Products) 15 $ 956
America's Car-Mart, Inc.
*
(Specialty Retail) 8 178
Ameris Bancorp (Banks) 71 5,085
AMERISAFE, Inc. (Insurance) 20 802
Ames National Corp. (Banks) 10 209
Amicus Therapeutics, Inc.
*
(Biotechnology) 298 2,691
AMMO, Inc.
*
(Leisure Products) 93 149
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 41 807
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 161 1,742
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 40 1,020
Amplitude, Inc.
*
- Class A (Software) 96 965
Amprius Technologies, Inc.
*
(Electrical Equipment) 100 1,409
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 74 1,031
AnaptysBio, Inc.
*
(Biotechnology) 21 768
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 89 709
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 13 118
Angi, Inc.
*
(Interactive Media & Services) 44 584
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 42 505
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 19 1,721
Anika Therapeutics, Inc.
*
(Biotechnology) 13 127
Annexon, Inc.
*
(Biotechnology) 102 322
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 36 162
Anterix, Inc.
*
(Diversified Telecommunication Services) 12 243
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 113 1,136
Apartment Investment and Management Co.
*
(Residential REITs) 141 750
Apogee Enterprises, Inc. (Building Products) 23 842
Apogee Therapeutics, Inc.
*
(Biotechnology) 35 1,981
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 150 1,469
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 44 1,373
Appian Corp.
*
- Class A (Software) 42 1,257
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 240 2,686
Applied Digital Corp.
*
(IT Services) 229 7,938
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 58 2,062
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 92 627
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 204 2,057
Arbutus Biopharma Corp.
*
(Biotechnology) 162 766
ArcBest Corp. (Ground Transportation) 24 1,785
Arcellx, Inc.
*
(Biotechnology) 37 3,339
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 589 6,608
Archrock, Inc. (Energy Equipment & Services) 177 4,474
Arcosa, Inc. (Construction & Engineering) 52 5,304
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 27 269
Arcus Biosciences, Inc.
*
(Biotechnology) 74 1,459
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 115 2,911
Ardagh Metal Packaging SA (Containers & Packaging) 149 532
Ardelyx, Inc.
*
(Biotechnology) 252 1,527
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 25 364
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 37 466
Ares Commercial Real Estate Corp. (Mortgage REITs) 57 254
Argan, Inc. (Construction & Engineering) 14 4,287
Arhaus, Inc. (Specialty Retail) 55 551
Arko Corp. (Specialty Retail) 82 361
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 106 2,050
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 86 562
Common Stocks, continued
Shares Value
ARMOUR Residential REIT, Inc. (Mortgage REITs) 119 $ 1,930
Arq, Inc.
*
(Chemicals) 34 226
Array Technologies, Inc.
*
(Electrical Equipment) 163 1,412
Arrive AI, Inc.
*
(Air Freight & Logistics) 4 20
ArriVent Biopharma, Inc.
*(a)
(Biotechnology) 26 487
Arrow Financial Corp. (Banks) 18 502
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 129 5,468
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 63 564
Arteris, Inc.
*
(Software) 31 422
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 67 2,925
Artivion, Inc.
*
(Health Care Equipment & Supplies) 41 1,860
Arvinas, Inc.
*
(Pharmaceuticals) 70 710
Asana, Inc.
*
- Class A (Software) 93 1,307
Asbury Automotive Group, Inc.
*
(Specialty Retail) 21 4,927
Ascent Industries Co.
*
(Steel) 8 97
ASGN, Inc.
*
(IT Services) 46 2,059
ASP Isotopes, Inc.
*
(Chemicals) 82 831
Aspen Aerogels, Inc.
*
(Chemicals) 71 578
Aspen Insurance Holdings Ltd.
*
(Insurance) 17 625
Associated Banc-Corp. (Banks) 178 4,409
Astec Industries, Inc. (Machinery) 24 1,117
Astria Therapeutics, Inc. (Biotechnology) 39 493
Astronics Corp.
*
(Aerospace & Defense) 32 1,574
Asure Software, Inc.
*
(Professional Services) 28 248
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 82 267
Ategrity Specialty Holdings, LLC
*
(Insurance) 7 136
Atkore, Inc. (Electrical Equipment) 36 2,493
Atlanta Braves Holdings, Inc.
*
(Entertainment) 49 1,995
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 7 302
Atlantic International Corp.
*
(Biotech & Pharma) 11 30
Atlantic Union Bankshares Corp. (Banks) 153 4,976
Atlanticus Holdings Corp.
*
(Consumer Finance) 6 331
Atlas Energy Solutions, Inc.
(a)
(Energy Equipment &
Services) 83 1,028
Atmus Filtration Technologies, Inc. (Machinery) 89 4,048
ATN International, Inc. (Diversified Telecommunication
Services) 11 160
Atomera, Inc.
*
(Semiconductors) 31 98
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 52 1,797
aTyr Pharma, Inc.
*
(Biotechnology) 93 81
AudioEye, Inc.
*
(Software) 9 138
Aura Biosciences, Inc.
*
(Biotechnology) 47 288
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 125 1,646
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 96 1,813
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 48 533
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 52 471
AvePoint, Inc.
*
(Software) 142 1,998
Aviat Networks, Inc.
*
(Communications Equipment) 12 300
Avidity Biosciences, Inc.
*
(Biotechnology) 109 7,614
Avient Corp. (Chemicals) 98 3,143
Avista Corp. (Multi-Utilities) 86 3,272
Avita Medical, Inc.
*(a)
(Biotechnology) 13 50
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 34 2,705
Axogen, Inc.
*
(Health Care Equipment & Supplies) 47 1,044
Axos Financial, Inc.
*
(Banks) 58 4,523
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 43 5,804
Azenta, Inc.
*
(Life Sciences Tools & Services) 44 1,329
AZZ, Inc. (Building Products) 32 3,195
B&G Foods, Inc. (Food Products) 83 332
Backblaze, Inc.
*
- Class A (IT Services) 57 588

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 32 $ 5,774
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 12 332
Balchem Corp. (Chemicals) 35 5,368
Bally's Corp.
*
(Leisure Facilities & Services) 8 146
Banc of California, Inc. (Banks) 137 2,325
BancFirst Corp. (Banks) 22 2,395
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 31 1,333
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 29 468
Bank First Corp. (Banks) 10 1,221
Bank of Hawaii Corp. (Banks) 42 2,727
Bank of Marin Bancorp (Banks) 16 412
Bank7 Corp. (Banks) 5 208
BankFinancial Corp.
*
(Banking) 12 133
BankUnited, Inc. (Banks) 81 3,246
Bankwell Financial Group, Inc. (Banks) 8 347
Banner Corp. (Banks) 36 2,174
Bar Harbor Bankshares (Banks) 16 469
BARK, Inc.
*
(Specialty Retail) 99 90
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 17 155
Barrett Business Services, Inc. (Professional Services) 27 1,093
Bassett Furniture Industries, Inc.
*
(Retail - Discretionary) 9 133
BayCom Corp. (Banks) 11 300
BCB Bancorp, Inc. (Banks) 17 135
Beacon Financial Corporation (Banks) 89 2,166
Beam Therapeutics, Inc.
*
(Biotechnology) 102 2,551
Beazer Homes USA, Inc.
*
(Household Durables) 30 672
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 59 455
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 2 273
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 11 1,694
Belden, Inc. (Electronic Equipment, Instruments &
Components) 42 5,118
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 38 1,665
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 16 262
Berry Corp.
*
(Oil, Gas & Consumable Fuels) 82 276
Beta Bionics, Inc.
*
(Biotechnology) 41 1,116
Better Home & Finance Holding Co.
*
(Specialty
Finance) 6 439
Beyond Meat, Inc.
*
(Food Products) 79 131
BGC Group, Inc. - Class A (Capital Markets) 388 3,546
Bicara Therapeutics, Inc.
*
(Biotechnology) 37 601
BigBear.ai Holdings, Inc.
*
(IT Services) 310 2,145
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 70 324
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 1 361
BioAge Labs, Inc.
*
(Pharmaceuticals) 25 189
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 224 1,640
Biohaven, Ltd.
*
(Biotechnology) 97 1,668
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 41 1,143
Biote Corp.
*
- Class A (Pharmaceuticals) 31 89
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 49 321
Bit Digital, Inc.
*
(Software) 340 1,244
Bitdeer Technologies Group
*
(Technology Services) 96 2,131
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 22 747
BK Technologies Corp
*
(Technology Hardware) 3 224
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 18 425
Black Hills Corp. (Multi-Utilities) 78 4,948
Blackbaud, Inc.
*
(Software) 41 2,626
BlackLine, Inc.
*
(Software) 56 3,206
Common Stocks, continued
Shares Value
BlackSky Technology, Inc.
*
(Professional Services) 33 $ 697
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 174 3,215
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 78 305
Blend Labs, Inc.
*
- Class A (Software) 225 745
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 230 30,396
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 90 615
Blue Bird Corp.
*
(Machinery) 34 1,699
Blue Foundry Bancorp
*
(Banks) 20 165
Blue Ridge Bankshares, Inc.
*
(Banking) 72 323
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 8 524
Bluerock Homes Trust, Inc. (Residential REITs) —
(b)
1
Boise Cascade Co. (Trading Companies & Distributors) 40 2,820
Boot Barn Holdings, Inc.
*
(Specialty Retail) 33 6,259
Borr Drilling, Ltd. (Energy Equipment & Services) 265 822
Boston Omaha Corp.
*
- Class A (Media) 23 293
Bowhead Specialty Holdings, Inc.
*
(Insurance) 17 407
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 15 649
Box, Inc.
*
- Class A (Software) 150 4,814
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs) 63 161
Brandywine Realty Trust (Office REITs) 184 631
Braze, Inc.
*
- Class A (Software) 85 2,436
BRC, Inc.
*
- Class A (Food Products) 103 131
Bread Financial Holdings, Inc. (Consumer Finance) 50 3,133
Bridgebio Pharma, Inc.
*
(Biotechnology) 167 10,461
Bridgewater Bancshares, Inc.
*
(Banks) 22 362
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 5 274
BrightSpire Capital, Inc. (Mortgage REITs) 138 712
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 115 3,801
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 77 949
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 47 5,108
Bristow Group, Inc.
*
(Energy Equipment & Services) 30 1,221
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 203 3,638
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 246 2,280
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 25 912
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 129 5,845
BRT Apartments Corp. (Residential REITs) 12 177
Build-A-Bear Workshop, Inc. (Specialty Retail) 13 705
Bumble, Inc.
*
- Class A (Interactive Media & Services) 78 433
Burford Capital, Ltd. (Financial Services) 215 2,139
Burke & Herbert Financial Services Corp. (Banks) 14 824
Business First Bancshares, Inc. (Banks) 30 736
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 205 551
BV Financial, Inc.
*
(Banking) 9 147
Byline Bancorp, Inc. (Banks) 34 909
Byrna Technologies, Inc.
*
(Aerospace & Defense) 19 385
C&F Financial Corp.
*
(Banking) 3 205
C3.ai, Inc.
*
- Class A (Software) 131 2,303
Cable One, Inc. (Media) 6 891
Cabot Corp. (Chemicals) 58 3,913
Cactus, Inc. - Class A (Energy Equipment & Services) 73 3,224
Cadence Bank (Banks) 200 7,548
Cadiz, Inc.
*
(Water Utilities) 59 313
Cadre Holdings, Inc. (Aerospace & Defense) 30 1,274
Calavo Growers, Inc. (Food Products) 18 400
Caledonia Mining Corp. PLC (Metals & Mining) 18 506

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Caleres, Inc. (Specialty Retail) 35 $ 386
California Resources Corp. (Oil, Gas & Consumable
Fuels) 73 3,443
California Water Service Group (Water Utilities) 64 2,840
Calix, Inc.
*
(Communications Equipment) 63 4,310
Cal-Maine Foods, Inc. (Food Products) 49 4,302
Calumet, Inc.
*
(Chemicals) 74 1,447
Camden National Corp. (Banks) 18 687
Camping World Holdings, Inc. - Class A (Specialty
Retail) 64 842
Candel Therapeutics, Inc.
*(a)
(Biotechnology) 45 242
Cannae Holdings, Inc. (Financial Services) 62 1,109
Cantaloupe, Inc.
*
(Financial Services) 63 665
Capital Bancorp, Inc. (Banks) 13 361
Capital City Bank Group, Inc. (Banks) 15 584
Capitol Federal Financial, Inc. (Banks) 132 797
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 125 2,594
Capricor Therapeutics, Inc.
*
(Biotechnology) 41 267
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 6 29
Cardiff Oncology, Inc.
*
(Biotechnology) 66 155
CareDx, Inc.
*
(Biotechnology) 58 870
CareTrust REIT, Inc. (Health Care REITs) 228 7,901
Cargurus, Inc.
*
(Interactive Media & Services) 88 3,090
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 7 90
Carriage Services, Inc. (Diversified Consumer Services) 15 671
Cars.com, Inc.
*
(Interactive Media & Services) 62 666
Carter Bankshares, Inc.
*
(Banks) 25 427
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 38 1,193
Cartesian Therapeutics, Inc.
*(a)
(Biotechnology) 11 90
Casella Waste Systems, Inc.
*
(Commercial Services &
Supplies) 67 5,933
Cass Information Systems, Inc. (Financial Services) 13 514
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 30 765
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 124 2,637
Cathay General Bancorp (Banks) 72 3,272
Cavco Industries, Inc.
*
(Household Durables) 8 4,238
CB Financial Services, Inc.
*
(Banking) 5 162
CBIZ, Inc.
*
(Professional Services) 53 2,915
CBL & Associates Properties, Inc. (Retail REITs) 20 591
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 31 1,516
Celcuity, Inc.
*
(Biotechnology) 32 2,469
Celldex Therapeutics, Inc.
*
(Biotechnology) 70 1,871
Centerspace (Residential REITs) 18 1,067
Central Garden & Pet Co.
*
(Household Products) 9 276
Central Garden & Pet Co.
*
- Class A (Household
Products) 54 1,502
Central Pacific Financial Corp. (Banks) 28 798
Centrus Energy Corp.
*(a)
- Class A (Oil, Gas &
Consumable Fuels) 17 6,247
Centuri Holdings, Inc.
*
(Construction & Engineering) 75 1,514
Century Aluminum Co.
*
(Metals & Mining) 57 1,688
Century Communities, Inc. (Household Durables) 28 1,663
Cerence, Inc.
*
(Software) 43 461
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 27 308
Cerus Corp.
*
(Health Care Equipment & Supplies) 198 291
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 25 680
CF Bankshares, Inc.
*
(Banking) 4 93
CG Oncology, Inc.
*
(Biotechnology) 60 2,596
Chain Bridge Bancorp Inc
*
(Banking) 2 59
Champion Homes, Inc.
*
(Household Durables) 61 4,162
Chart Industries, Inc.
*
(Machinery) 48 9,582
Common Stocks, continued
Shares Value
Chatham Lodging Trust (Hotel & Resort REITs) 50 $ 320
Chemung Financial Corp. (Banks) 4 203
Chesapeake Utilities Corp. (Gas Utilities) 24 3,055
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 19 244
Chimera Investment Corp. (Mortgage REITs) 85 1,085
ChoiceOne Financial Services, Inc. (Banks) 15 430
ChromaDex Corp.
*
(Life Sciences Tools & Services) 56 422
Cidara Therapeutics, Inc.
*
(Biotechnology) 17 1,857
Cimpress PLC
*
(Commercial Services & Supplies) 16 1,107
Cinemark Holdings, Inc.
*
(Entertainment) 111 2,999
Cipher Mining, Inc.
*
(Software) 284 5,297
Citi Trends, Inc.
*
(Specialty Retail) 5 179
Citizens & Northern Corp. (Banks) 16 310
Citizens Community Bancorp, Inc./WI
*
(Banking) 10 157
Citizens Financial Services, Inc. (Banks) 5 274
CITIZENS, INC.
*
(Insurance) 48 267
City Holding Co. (Banks) 15 1,768
City Office REIT, Inc. (Office REITs) 42 290
Civista Bancshares, Inc. (Banks) 20 431
Claritev Corp.
*
(Technology Services) 8 521
Claros Mortgage Trust, Inc. (Mortgage REITs) 99 317
Clarus Corp. (Leisure Products) 32 107
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 186 532
Cleanspark, Inc.
*
(Software) 297 5,287
Clear Secure, Inc. - Class A (Software) 90 2,742
Clearfield, Inc.
*
(Communications Equipment) 12 424
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 28 650
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 264 4,860
Clearwater Paper Corp.
*
(Paper & Forest Products) 17 300
Climb Global Solutions, Inc. (Electronic Equipment,
Instruments & Components) 4 444
Clipper Realty, Inc. (Residential REITs) 15 58
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 432 1,524
CNB Financial Corp. (Banks) 31 763
CNO Financial Group, Inc. (Insurance) 103 4,122
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 147 4,948
Coastal Financial Corp.
*
(Banks) 14 1,491
CoastalSouth Bancshares, Inc.
*
(Banks) 5 106
Codexis, Inc.
*
(Life Sciences Tools & Services) 88 209
Coeur Mining, Inc.
*
(Metals & Mining) 685 11,762
Cogent Biosciences, Inc.
*
(Biotechnology) 139 2,266
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 48 1,980
Cohen & Steers, Inc. (Capital Markets) 30 2,050
Coherus Biosciences, Inc.
*(a)
(Biotechnology) 113 190
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 49 1,166
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 34 1,224
Colony Bankcorp, Inc. (Banks) 18 288
Columbia Financial, Inc.
*
(Banks) 29 428
Columbus McKinnon Corp. (Machinery) 30 487
Commercial Metals Co. (Metals & Mining) 121 7,183
CommScope Holding Co., Inc.
*
(Communications
Equipment) 228 3,944
Community Financial System, Inc. (Banks) 57 3,162
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 139 539
Community Healthcare Trust, Inc. (Health Care REITs) 29 425
Community Trust Bancorp, Inc. (Banks) 17 870
Community West Bancshares (Banks) 18 381
CommVault Systems, Inc.
*
(Software) 48 6,683

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Compass Diversified Holdings (Financial Services) 72 $ 459
Compass Minerals International, Inc. (Metals & Mining) 37 642
Compass Therapeutics, Inc.
*
(Biotechnology) 106 396
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 500 3,854
Complete Solaria Inc
*(a)
(Renewable Energy) 65 117
CompoSecure, Inc. - Class A (Technology Hardware,
Storage & Peripherals) 47 933
Computer Programs & Systems, Inc.
*
(Software) 11 211
CompX International, Inc. (Commercial Services &
Supplies) 2 45
Comstock Resources, Inc. (Oil, Gas & Consumable
Fuels) 79 1,481
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 125 2,490
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 24 153
Conduent, Inc.
*
(Professional Services) 160 381
CONMED Corp. (Health Care Equipment & Supplies) 33 1,452
ConnectOne Bancorp, Inc. (Banks) 51 1,227
Consensus Cloud Solutions, Inc.
*
(Software) 21 616
Consolidated Water Co., Ltd. (Water Utilities) 16 544
Constellium SE
*
(Metals & Mining) 152 2,391
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 50 5,718
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 10 84
Contango ORE, Inc.
*
(Metals & Mining) 9 193
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 18 544
COPT Defense Properties (Office REITs) 122 3,437
Core Laboratories, Inc. (Energy Equipment & Services) 50 797
Core Molding Technologies, Inc.
*
(Chemicals) 9 161
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 56 4,424
Core Scientific, Inc.
*
(IT Services) 304 6,549
CoreCivic, Inc.
*
(Commercial Services & Supplies) 115 2,131
CorMedix, Inc.
*(a)
(Pharmaceuticals) 75 835
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 50 408
CorVel Corp.
*
(Health Care Providers & Services) 31 2,292
Corvus Pharmaceuticals, Inc.
*
(Biotech & Pharma) 63 507
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 9 116
Costamare, Inc. (Marine Transportation) 47 574
Coursera, Inc.
*
(Diversified Consumer Services) 148 1,246
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 18 363
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 6 94
CRA International, Inc. (Professional Services) 7 1,333
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 24 809
Crawford & Co. - Class A (Insurance) 17 184
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 159 29,831
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 191 1,610
Crexendo, Inc.
*
(Technology Services) 15 97
Cricut, Inc. - Class A (Household Durables) 49 260
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 97 4,220
CRISPR Therapeutics AG
*
(Biotechnology) 89 5,695
Critical Metals Corp.
*
(Metals & Mining) 34 440
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 33 405
CryoPort, Inc.
*
(Life Sciences Tools & Services) 52 480
Common Stocks, continued
Shares Value
CS Disco, Inc.
*
(Software) 26 $ 164
CSG Systems International, Inc. (Professional Services) 30 2,348
CSP, Inc.
*
(Technology Services) 7 93
CSW Industrials, Inc. (Building Products) 17 4,257
CTO Realty Growth, Inc. (Equity REIT - Diversified) 33 550
CTS Corp. (Electronic Equipment, Instruments &
Components) 31 1,287
Cullinan Therapeutics, Inc.
*
(Biotechnology) 55 476
Curbline Properties Corp. (Retail REITs) 104 2,398
CuriosityStream, Inc.
*
(Entertainment Content) 35 152
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 248 3,893
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 64 377
Customers Bancorp, Inc.
*
(Banks) 32 2,148
CVB Financial Corp. (Banks) 142 2,609
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 33 1,174
CVRx, Inc.
*
(Health Care Equipment & Supplies) 17 173
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 126 491
Cytokinetics, Inc.
*
(Biotechnology) 125 7,949
Daily Journal Corp.
*
(Software) 1 405
Dakota Gold Corp.
*
(Metals & Mining) 92 375
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 41 770
Dana, Inc. (Automobile Components) 142 2,883
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 29 426
Dave, Inc.
*
(Software) 10 2,393
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 77 573
Definitive Healthcare Corp.
*
(Health Care Technology) 38 105
Delcath Systems Inc
*
(Medical Equipment & Devices) 32 315
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 64 2,417
Deluxe Corp. (Commercial Services & Supplies) 47 851
Denali Therapeutics, Inc.
*
(Biotechnology) 142 2,312
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 54 211
Designer Brands, Inc. - Class A (Specialty Retail) 35 129
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 136 1,806
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 34 240
Diamond Hill Investment Group, Inc. (Capital Markets) 3 385
DiamondRock Hospitality Co. (Hotel & Resort REITs) 221 1,728
Dianthus Therapeutics, Inc.
*
(Biotechnology) 18 630
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 27 1,597
Digi International, Inc.
*
(Communications Equipment) 39 1,431
Digimarc Corp.
*
(Software) 17 165
Digital Turbine, Inc.
*
(Software) 112 699
DigitalBridge Group, Inc. (Real Estate Management &
Development) 183 2,165
DigitalOcean Holdings, Inc.
*
(IT Services) 73 2,968
Dime Community Bancshares, Inc. (Banks) 43 1,129
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 16 396
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 49 2,615
Disc Medicine, Inc.
*
(Biotechnology) 25 2,156
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 62 784
Diversified Healthcare Trust (Health Care REITs) 235 1,001
DMC Global, Inc.
*
(Energy Equipment & Services) 21 169
DNOW, Inc.
*
(Trading Companies & Distributors) 111 1,632
DocGo, Inc.
*
(Health Care Providers & Services) 97 106
Dole PLC (Food Products) 75 956
Domo, Inc.
*
- Class B (Software) 35 480
Donegal Group, Inc. - Class A (Insurance) 18 338
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 28 1,287

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 40 $ 1,154
Dorman Products, Inc.
*
(Automobile Components) 30 4,023
Douglas Dynamics, Inc. (Machinery) 24 726
Douglas Elliman, Inc.
*
(Real Estate Services) 78 193
Douglas Emmett, Inc. (Office REITs) 173 2,239
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 32 634
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 64 918
Ducommun, Inc.
*
(Aerospace & Defense) 15 1,376
D-Wave Quantum, Inc.
*
(Software) 331 12,266
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 14 1,675
Dycom Industries, Inc.
*
(Construction & Engineering) 30 8,633
Dynavax Technologies Corp.
*
(Biotechnology) 110 1,129
Dyne Therapeutics, Inc.
*
(Biotechnology) 117 2,642
Dynex Capital, Inc. (Mortgage REITs) 139 1,840
Eagle Bancorp Montana, Inc.
*
(Banking) 8 130
Eagle Bancorp, Inc. (Banks) 30 503
Eagle Financial Services, Inc.
*
(Banking) 5 181
Easterly Government Properties, Inc. (Office REITs) 44 951
Eastern Bankshares, Inc. (Banks) 210 3,681
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 68 431
ECB BanCorp., Inc./MD
*
(Banking) 8 128
EchoStar Corp.
*
- Class A (Media) 145 10,857
Ecovyst, Inc.
*
(Chemicals) 125 1,024
Edgewell Personal Care Co. (Personal Care Products) 49 951
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 72 1,316
Editas Medicine, Inc.
*
(Biotechnology) 90 277
eGain Corp.
*
(Software) 19 274
eHealth, Inc.
*
(Insurance) 31 161
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 28 286
ELECTROMED, INC.
*
(Medical Equipment & Devices) 7 168
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 60 259
Elevra Lithium Ltd.
*ADR
(Metals & Mining) 1 28
Ellington Financial, Inc. (Mortgage REITs) 99 1,319
Elme Communities (Residential REITs) 94 1,546
Embecta Corp. (Health Care Equipment & Supplies) 63 840
Emerald Holding, Inc.
*
(Media) 15 66
Emergent BioSolutions, Inc.
*
(Biotechnology) 58 724
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 16 48
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 148 1,094
Employers Holdings, Inc. (Insurance) 26 991
Enact Holdings, Inc. (Financial Services) 31 1,107
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 22 241
Encore Capital Group, Inc.
*
(Consumer Finance) 24 998
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 197 609
Energizer Holdings, Inc. (Household Products) 71 1,649
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 230 4,717
Energy Recovery, Inc.
*
(Machinery) 57 975
Energy Services of America Corp.
*
(Engineering &
Construction) 13 142
Enerpac Tool Group Corp. (Machinery) 58 2,380
EnerSys (Electrical Equipment) 41 5,173
Enhabit, Inc.
*
(Health Care Providers & Services) 53 431
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 45 1,054
Ennis, Inc. (Commercial Services & Supplies) 27 443
Enova International, Inc.
*
(Consumer Finance) 26 3,109
Enovis Corp.
*
(Health Care Equipment & Supplies) 61 1,906
Enovix Corp.
*
(Electrical Equipment) 176 2,110
Enpro, Inc. (Machinery) 23 5,336
Common Stocks, continued
Shares Value
Enterprise Financial Services Corp. (Banks) 39 $ 2,042
Entrada Therapeutics, Inc.
*
(Biotechnology) 30 209
Entravision Communications Corp. - Class A (Media) 67 139
Envela Corp.
*
(Renewable Energy) 7 64
Enviri Corp.
*
(Commercial Services & Supplies) 81 989
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 272 4,361
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 28 2,048
Epsilon Energy Ltd.
*
(Oil & Gas Producers) 21 101
Equity Bancshares, Inc. - Class A (Banks) 15 608
Erasca, Inc.
*
(Biotechnology) 186 450
Ermenegildo Zegna NV
*
(Apparel & Textile Products) 66 673
Escalade, Inc. (Leisure Products) 11 127
ESCO Technologies, Inc. (Machinery) 28 6,145
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 214 636
Esquire Financial Holdings, Inc. (Banks) 8 750
Essent Group, Ltd. (Financial Services) 104 6,300
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 213 6,363
Ethan Allen Interiors, Inc. (Household Durables) 25 604
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 27 486
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 31 121
Eve Holding, Inc.
*
(Aerospace & Defense) 55 240
Eventbrite, Inc.
*
- Class A (Entertainment) 81 187
EverCommerce, Inc.
*
(Software) 16 185
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 30 646
EVERTEC, Inc. (Financial Services) 69 1,964
EVgo, Inc.
*
(Specialty Retail) 137 563
EVI Industries, Inc. (Trading Companies & Distributors) 5 135
Evolent Health, Inc.
*
- Class A (Health Care Technology) 126 840
Evolus, Inc.
*
(Pharmaceuticals) 63 407
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 33 145
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 124 960
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 25 648
eXp World Holdings, Inc. (Real Estate Management &
Development) 94 963
Expensify, Inc.
*
(Software) 64 104
Exponent, Inc. (Professional Services) 54 3,823
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 110 1,494
Extreme Networks, Inc.
*
(Communications Equipment) 141 2,682
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 63 825
F&G Annuities & Life, Inc. (Insurance) 23 682
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 39 17,183
Faraday Future Intelligent Electric, Inc.
*
(Software) 98 135
Farmers & Merchants Bancorp, Inc. (Banks) 14 335
Farmers National Banc Corp. (Banks) 39 506
Farmland Partners, Inc. (Specialized REITs) 44 441
Fastly, Inc.
*
- Class A (IT Services) 147 1,219
Fate Therapeutics, Inc.
*
(Biotechnology) 116 157
FB BanCorp, Inc.
*
(Banking) 19 230
FB Financial Corp. (Banks) 44 2,376
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 10 1,586
Federal Signal Corp. (Machinery) 64 7,554
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 25 205
Ferroglobe PLC
*
(Metals & Mining) 128 621
Fidelis Insurance Holdings, Ltd. (Insurance) 62 1,115
Fidelity D&D Bancorp, Inc. (Banks) 5 218

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 95 $ 709
Finance Of America Cos, Inc.
*
(Specialty Finance) 5 110
Financial Institutions, Inc. (Banks) 21 597
Finward BanCorp.
*
(Banking) 4 141
Finwise BanCorp.
*
(Banking) 10 192
First Advantage Corp. (Professional Services) 85 1,074
First Bancorp (Banks) 173 3,372
First Bancorp (Banks) 43 2,087
First Bank/Hamilton NJ (Banks) 23 359
First Busey Corp. (Banks) 92 2,057
First Business Financial Services, Inc. (Banks) 8 405
First Capital, Inc.
*
(Banking) 3 129
First Commonwealth Financial Corp. (Banks) 112 1,712
First Community Bancshares, Inc. (Banks) 17 550
First Community Corp./SC
*
(Banking) 8 214
First Financial Bancorp (Banks) 102 2,388
First Financial Bankshares, Inc. (Banks) 144 4,448
First Financial Corp. (Banks) 12 640
First Foundation, Inc. (Banks) 68 370
First Internet Bancorp (Banks) 8 142
First Interstate BancSystem, Inc. - Class A (Banks) 96 3,000
First Merchants Corp. (Banks) 62 2,200
First Mid Bancshares, Inc. (Banks) 23 822
First National Corp.
*
(Banking) 8 180
First Savings Financial Group, Inc.
*
(Banking) 6 178
First United Corp.
*
(Banking) 6 207
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 49 808
First Western Financial, Inc.
*
(Banks) 9 208
FirstCash Holdings, Inc. (Consumer Finance) 42 6,656
Firstsun Capital BanCorp.
*
(Banking) 13 444
FitLife Brands, Inc.
*
(Biotech & Pharma) 4 76
Five Star Bancorp (Banks) 17 604
Five9, Inc.
*
(Software) 82 1,991
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 33 857
Flexsteel Industries, Inc. (Household Durables) 4 137
Flotek Industries Inc
*
(Oil & Gas Services & Equipment) 15 260
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 21 340
Fluence Energy, Inc.
*
(Electrical Equipment) 81 1,701
Fluor Corp.
*
(Construction & Engineering) 176 8,584
Flushing Financial Corp. (Banks) 35 478
flyExclusive, Inc.
*
(Passenger Airlines) 6 23
Flywire Corp.
*
(Financial Services) 125 1,665
Foghorn Therapeutics, Inc.
*
(Biotechnology) 35 154
Forafric Global PLC
*
(Food Products) 4 37
Forestar Group, Inc.
*
(Real Estate Management &
Development) 21 546
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 11 241
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 83 4,561
Forrester Research, Inc.
*
(Professional Services) 12 86
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 98 1,025
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 12 321
Forward Air Corp. (Air Freight & Logistics) 23 433
Four Corners Property Trust, Inc. (Specialized REITs) 107 2,529
Fox Factory Holding Corp.
*
(Automobile Components) 45 995
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 88 892
Franklin Covey Co.
*
(Professional Services) 12 204
Franklin Electric Co., Inc. (Machinery) 43 4,075
Franklin Financial Services Corp.
*
(Banking) 4 181
Franklin Street Properties Corp. (Office REITs) 85 102
Frequency Electronics Inc
*
(Technology Hardware) 7 257
Common Stocks, continued
Shares Value
Fresh Del Monte Produce, Inc. (Food Products) 36 $ 1,273
Freshworks, Inc.
*
- Class A (Software) 215 2,387
Freyr Battery, Inc.
*
(Electrical Equipment) 119 443
Friedman Industries, Inc.
*
(Steel) 7 149
Frontdoor, Inc.
*
(Diversified Consumer Services) 80 5,314
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 91 351
FrontView REIT, Inc.
*
(Retail REITs) 21 279
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 12 284
FS Bancorp, Inc. (Banks) 7 271
FTAI Infrastructure, Inc. (Ground Transportation) 116 619
fuboTV, Inc.
*
(Interactive Media & Services) 357 1,349
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 46 403
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 22 494
Fulton Financial Corp. (Banks) 195 3,387
Funko, Inc.
*
- Class A (Leisure Products) 37 115
FutureFuel Corp. (Oil, Gas & Consumable Fuels) 27 106
FVCBankcorp, Inc.
*
(Banks) 17 208
Gaia, Inc.
*
(Retail - Discretionary) 19 95
Gambling.com Group, Ltd.
*
(Media) 18 128
Gannett Co., Inc.
*
(Media) 151 800
Garret Motion, Inc.
*
(Automotive) 144 2,439
GATX Corp. (Trading Companies & Distributors) 38 5,959
GBank Financial Holdings, Inc.
*
(Specialty Finance) 10 363
GCM Grosvenor, Inc. - Class A (Capital Markets) 52 599
Genco Shipping & Trading, Ltd. (Marine Transportation) 36 614
Gencor Industries, Inc.
*
(Machinery) 11 149
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 20 2,738
Genesco, Inc.
*
(Specialty Retail) 11 319
Genie Energy, Ltd. - Class B (Electric Utilities) 23 346
Genius Sports Ltd.
*
(Leisure Facilities & Services) 234 2,635
Gentherm, Inc.
*
(Automobile Components) 33 1,214
Genworth Financial, Inc.
*
- Class A (Insurance) 441 3,722
German American Bancorp, Inc. (Banks) 39 1,503
Geron Corp.
*
(Biotechnology) 584 736
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 118 222
Getty Realty Corp. (Retail REITs) 57 1,564
Gevo, Inc.
*(a)
(Renewable Energy) 248 580
Gibraltar Industries, Inc.
*
(Building Products) 32 1,996
GigaCloud Technology, Inc.
*
- Class A (Distributors) 27 755
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 41 1,101
Ginkgo Bioworks Holdings, Inc.
*(a)
(Health Care
Facilities & Services) 42 546
Glacier Bancorp, Inc. (Banks) 137 5,596
Gladstone Commercial Corp. (Equity REIT
- Diversified) 50 572
Gladstone Land Corp. (Specialized REITs) 36 326
Glaukos Corp.
*
(Health Care Equipment & Supplies) 60 5,284
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 101 794
Global Industrial Co. (Trading Companies &
Distributors) 15 426
Global Medical REIT, Inc. (Health Care REITs) 13 399
Global Net Lease, Inc. (Equity REIT - Diversified) 214 1,631
Global Water Resources, Inc. (Water Utilities) 13 129
Globalstar, Inc.
*
(Telecommunications) 54 2,938
Gogo, Inc.
*
(Wireless Telecommunication Services) 83 755
GoHealth, Inc.
*
- Class A (Insurance) 6 24
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 107 4,392
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 21 424

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Golden Matrix Group, Inc.
*
(Entertainment) 23 $ 24
Goosehead Insurance, Inc.
*
- Class A (Insurance) 26 1,785
Gossamer Bio, Inc.
*
(Biotech & Pharma) 203 497
Graham Corp.
*
(Machinery) 11 685
Graham Holdings Co. - Class B (Diversified Consumer
Services) 3 3,036
GRAIL, Inc.
*
(Biotechnology) 33 3,034
Granite Construction, Inc. (Construction & Engineering) 47 4,837
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 58 306
Gray Television, Inc. (Media) 94 430
Great Ajax Corp.
*
(Specialty Finance) 42 112
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 71 806
Great Southern Bancorp, Inc. (Banks) 9 501
Green Brick Partners, Inc.
*
(Household Durables) 33 2,136
Green Dot Corp.
*
- Class A (Consumer Finance) 57 662
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 69 709
Greene County Bancorp, Inc. (Banks) 8 176
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 28 339
Greenwich Lifesciences, Inc.
*
(Biotechnology) 7 64
Greif, Inc. - Class A (Containers & Packaging) 27 1,536
Greif, Inc. - Class B (Containers & Packaging) 5 295
Grid Dynamics Holdings, Inc.
*
(IT Services) 71 663
Griffon Corp. (Building Products) 41 3,034
Grindr, Inc.
*
(Interactive Media & Services) 36 499
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 101 1,375
Group 1 Automotive, Inc. (Specialty Retail) 13 5,168
Groupon, Inc.
*
(Broadline Retail) 27 544
Guardant Health, Inc.
*
(Health Care Providers &
Services) 128 11,908
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 21 589
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 17 3,162
Gyre Therapeutics, Inc.
*
(Biotechnology) 10 78
H.B. Fuller Co. (Chemicals) 59 3,384
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 128 3,547
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 52 2,601
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 33 714
Hamilton Beach Brands Holding Co. - Class A
(Household Durables) 8 113
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 49 1,160
Hancock Whitney Corp. (Banks) 92 5,254
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 376 2,485
Hanmi Financial Corp. (Banks) 32 845
Hanover Bancorp, Inc.
*
(Banking) 5 104
HarborOne Bancorp, Inc. (Banks) 41 496
Harmonic, Inc.
*
(Communications Equipment) 120 1,284
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 47 1,343
Harrow, Inc.
*
(Pharmaceuticals) 34 1,284
Haverty Furniture Cos., Inc. (Specialty Retail) 14 305
Hawaiian Electric Industries, Inc. (Electric Utilities) 187 2,173
Hawkins, Inc. (Chemicals) 21 2,979
Hawthorn Bancshares, Inc.
*
(Banking) 6 181
HBT Financial, Inc. (Banks) 12 293
HCI Group, Inc. (Insurance) 11 2,244
Health Catalyst, Inc.
*
(Health Care Technology) 72 233
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 78 1,394
HealthEquity, Inc.
*
(Health Care Providers & Services) 91 8,607
HealthStream, Inc. (Health Care Technology) 26 640
Heartland Express, Inc. (Ground Transportation) 48 374
Common Stocks, continued
Shares Value
Hecla Mining Co. (Metals & Mining) 642 $ 8,263
Heidrick & Struggles International, Inc. (Professional
Services) 22 1,284
Helen of Troy, Ltd.
*
(Household Durables) 25 466
Helios Technologies, Inc. (Machinery) 36 1,993
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 149 1,001
Helmerich & Payne, Inc. (Energy Equipment &
Services) 103 2,705
Herbalife, Ltd.
*
(Personal Care Products) 108 864
Herc Holdings, Inc. (Trading Companies & Distributors) 35 4,972
Heritage Commerce Corp. (Banks) 64 666
Heritage Financial Corp. (Banks) 37 821
Heritage Insurance Holdings, Inc.
*
(Insurance) 24 567
Heron Therapeutics, Inc.
*
(Biotechnology) 164 190
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 126 646
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 43 93
HighPeak Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 20 133
Hillenbrand, Inc. (Machinery) 76 2,402
Hillman Solutions Corp.
*
(Machinery) 212 1,955
Hilltop Holdings, Inc. (Banks) 48 1,550
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 62 2,570
Himalaya Shipping, Ltd. (Marine Transportation) 32 251
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 204 9,274
Hingham Institution for Savings (Banks) 2 589
Hippo Holdings, Inc.
*
(Insurance) 19 699
HireQuest, Inc. (Professional Services) 6 51
HNI Corp. (Commercial Services & Supplies) 48 1,964
Holley, Inc.
*
(Automobile Components) 64 184
Hologic, Inc.
*
(Biotechnology) 26 174
Home Bancorp, Inc. (Banks) 7 372
Home BancShares, Inc. (Banks) 202 5,395
HomeTrust Bancshares, Inc. (Banks) 17 668
Hope Bancorp, Inc. (Banks) 132 1,385
Horace Mann Educators Corp. (Insurance) 44 1,967
Horizon Bancorp, Inc. (Banks) 46 718
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 5 601
Hub Group, Inc. - Class A (Air Freight & Logistics) 64 2,357
Hudson Pacific Properties, Inc. (Office REITs) 398 971
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 41 372
Humacyte, Inc.
*(a)
(Biotechnology) 134 224
Huron Consulting Group, Inc.
*
(Professional Services) 18 2,960
Hut 8 Corp.
*
(Software) 101 5,117
Hyliion Holdings Corp.
*
(Machinery) 133 315
Hyster-Yale, Inc. - Class A (Machinery) 13 467
I3 Verticals, Inc.
*
- Class A (Financial Services) 25 769
IBEX Holdings, Ltd.
*
(Professional Services) 12 448
Ibotta, Inc.
*
- Class A (Media) 15 484
ICF International, Inc. (Professional Services) 20 1,606
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 36 816
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 26 3,122
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 14 463
Ideaya Biosciences, Inc.
*
(Biotechnology) 86 2,740
IDT Corp. - Class B (Diversified Telecommunication
Services) 17 861
IES Holdings, Inc.
*
(Construction & Engineering) 10 3,919
iHeartMedia, Inc.
*
- Class A (Media) 128 380
IMAX Corp.
*
(Entertainment) 47 1,527

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 30 $ 201
ImmunityBio, Inc.
*
(Biotechnology) 246 590
Immunome, Inc.
*
(Biotechnology) 83 1,334
Immunovant, Inc.
*
(Biotechnology) 73 1,802
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 28 5,660
Independence Realty Trust, Inc. (Residential REITs) 252 4,014
Independent Bank Corp. (Banks) 52 3,499
Independent Bank Corp. (Banks) 21 635
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 208 1,119
Indivior PLC
*
(Biotech & Pharma) 130 3,817
Industrial Logistics Properties Trust (Industrial REITs) 57 301
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 16 184
Information Services Group, Inc. (IT Services) 38 209
Ingevity Corp.
*
(Chemicals) 39 2,095
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 16 1,106
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 65 96
Inhibrx Biosciences, Inc.
*
(Biotechnology) 10 817
Inmune Bio, Inc.
*
(Biotechnology) 22 40
Innodata, Inc.
*
(Professional Services) 33 2,462
Innospec, Inc. (Chemicals) 27 1,987
Innovage Holding Corp.
*
(Health Care Providers &
Services) 22 99
Innovative Industrial Properties, Inc. (Industrial REITs) 30 1,505
Innovex International, Inc.
*
(Energy Equipment &
Services) 41 823
Innoviva, Inc.
*
(Pharmaceuticals) 67 1,219
Inogen, Inc.
*
(Health Care Equipment & Supplies) 25 206
Inseego Corp.
*
(Technology Hardware) 13 216
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 31 3,100
Insperity, Inc. (Professional Services) 39 1,721
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 27 204
Installed Building Products, Inc. (Household Durables) 25 6,206
Insteel Industries, Inc. (Building Products) 20 625
Intapp, Inc.
*
(Software) 61 2,341
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 37 2,389
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 72 865
Integral Ad Science Holding Corp.
*
(Media) 82 837
Intellia Therapeutics, Inc.
*
(Biotechnology) 106 1,338
Inter Parfums, Inc. (Personal Care Products) 20 1,784
InterDigital, Inc. (Software) 28 10,134
Interface, Inc. (Commercial Services & Supplies) 62 1,544
International Bancshares Corp. (Banks) 58 3,850
International Game Technology PLC (Hotels,
Restaurants & Leisure) 120 1,999
International Money Express, Inc.
*
(Financial Services) 29 432
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 43 2,203
Intrepid Potash, Inc.
*
(Chemicals) 12 320
Intuitive Machines, Inc.
*
(Aerospace & Defense) 117 1,396
InvenTrust Properties Corp. (Retail REITs) 84 2,302
Invesco Mortgage Capital, Inc. (Mortgage REITs) 72 542
Investar Holding Corp. (Banks) 10 238
Investors Title Co. (Insurance) 2 517
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 296 18,465
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 279 550
Common Stocks, continued
Shares Value
iRadimed Corp. (Health Care Equipment & Supplies) 9 $ 691
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 34 6,369
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 171 328
Ispire Technology, Inc.
*
(Tobacco) 20 37
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 49 4,916
Ivanhoe Electric, Inc.
*
(Metals & Mining) 92 1,361
J & J Snack Foods Corp. (Food Products) 17 1,439
J Jill, Inc. (Specialty Retail) 8 121
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 20 321
Jackson Financial, Inc. - Class A (Financial Services) 77 7,763
Jade Biosciences, Inc.
*
(Biotech & Pharma) 35 343
JAKKS Pacific, Inc.
*
(Leisure Products) 10 170
James River Group Holdings, Ltd. (Insurance) 39 199
Jamf Holding Corp.
*
(Software) 77 989
Janus International Group, Inc.
*
(Building Products) 145 1,392
Janux Therapeutics, Inc.
*
(Biotechnology) 42 1,206
JBG SMITH Properties (Office REITs) 67 1,306
Jefferson Capital, Inc. (Consumer Finance) 12 227
JELD-WEN Holding, Inc.
*
(Building Products) 91 395
JetBlue Airways Corp.
*
(Passenger Airlines) 353 1,483
Joby Aviation, Inc.
*
(Passenger Airlines) 494 8,566
John B. Sanfilippo & Son, Inc. (Food Products) 8 502
John Bean Technologies Corp. (Machinery) 56 7,062
John Marshall Bancorp, Inc. (Banks) 14 267
John Wiley & Sons, Inc. - Class A (Media) 44 1,622
Johnson Outdoors, Inc. - Class A (Leisure Products) 6 244
Journey Medical Corp.
*
(Biotech & Pharma) 13 106
Kadant, Inc. (Machinery) 13 3,597
Kaiser Aluminum Corp. (Metals & Mining) 17 1,539
Kaltura, Inc.
*
(Software) 97 150
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 40 436
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 114 3,012
Karat Packaging, Inc. (Trading Companies &
Distributors) 9 216
KB Home (Household Durables) 71 4,432
Kearney Financial Corp. (Banks) 61 390
Kelly Services, Inc. - Class A (Professional Services) 32 359
Kennametal, Inc. (Machinery) 82 1,800
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 129 975
Keros Therapeutics, Inc.
*
(Biotechnology) 36 548
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 14 383
Kforce, Inc. (Professional Services) 19 481
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 26 756
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 34 201
Kinetik Holdings, Inc.
(a)
(Oil, Gas & Consumable Fuels) 47 1,810
Kingstone Companies, Inc.
*
(Insurance) 12 175
Kingsway Financial Services, Inc.
*
(Insurance) 23 328
Kite Realty Group Trust (Retail REITs) 236 5,225
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 61 497
Knife River Corp.
*
(Construction Materials) 61 3,688
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 91 2,149
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 72 2,655
Kodiak Sciences, Inc.
*
(Biotechnology) 35 634
Kohl's Corp. (Broadline Retail) 117 1,903
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 32 140

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 59 $ 4,774
Kopin Corp.
*
(Technology Hardware) 170 589
Koppers Holdings, Inc. (Chemicals) 21 593
Korn Ferry (Professional Services) 55 3,558
Korro Bio, Inc.
*
(Biotechnology) 7 286
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 508 798
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 178 16,126
Krispy Kreme, Inc.
(a)
(Hotels, Restaurants & Leisure) 83 298
Kronos Worldwide, Inc. (Chemicals) 23 113
Krystal Biotech, Inc.
*
(Biotechnology) 27 5,333
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 55 2,196
KULR Technology Group, Inc.
*
(Technology Hardware) 38 146
Kura Oncology, Inc.
*
(Biotechnology) 86 883
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 7 399
Kymera Therapeutics, Inc.
*
(Biotechnology) 54 3,339
L.B. Foster Co.
*
- Class A (Machinery) 11 301
Ladder Capital Corp. (Mortgage REITs) 122 1,290
Lakeland Financial Corp. (Banks) 27 1,540
Lakeland Industries, Inc.
*
(Apparel & Textile Products) 10 165
Lancaster Colony Corp. (Food Products) 22 3,449
Landec Corp.
*
(Life Sciences Tools & Services) 30 216
Landmark BanCorp, Inc./Manhattan KS
*
(Banking) 5 128
Lands' End, Inc.
*
(Specialty Retail) 13 205
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 73 4,211
Larimar Therapeutics, Inc.
*
(Biotechnology) 50 195
Latham Group, Inc.
*
(Leisure Products) 48 348
Laureate Education, Inc. (Diversified Consumer
Services) 138 4,006
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 10 273
La-Z-Boy, Inc. (Household Durables) 44 1,395
LCI Industries (Automobile Components) 26 2,691
LCNB Corp. (Banks) 14 215
Legacy Housing Corp.
*
(Household Durables) 9 202
Legalzoom.com, Inc.
*
(Professional Services) 127 1,266
Leggett & Platt, Inc. (Household Durables) 143 1,336
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 22 1,905
Lemonade, Inc.
*
(Insurance) 60 3,605
LendingClub Corp.
*
(Consumer Finance) 121 2,104
LendingTree, Inc.
*
(Consumer Finance) 12 768
LENSAR, Inc.
*
(Medical Equipment & Devices) 10 123
LENZ Therapeutics, Inc.
*
(Biotechnology) 17 505
Lexeo Therapeutics, Inc.
*
(Biotechnology) 27 270
Lexington Realty Trust (Industrial REITs) 312 2,961
LGI Homes, Inc.
*
(Household Durables) 22 898
Liberty Energy, Inc. (Energy Equipment & Services) 169 3,061
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 31 242
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 136 1,076
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 145 3,586
Life360, Inc.
*
(Software) 17 1,678
LifeMD, Inc.
*
(Health Care Technology) 40 236
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 142 696
LIFEVANTAGE CORPORATION (Food Products) 11 90
Lifeway Foods, Inc.
*
(Food Products) 5 120
Lifezone Metals, Ltd.
*
(Metals & Mining) 30 149
Common Stocks, continued
Shares Value
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 20 $ 3,825
Lightbridge Corp.
*
(Electrical Equipment) 23 617
Limbach Holdings, Inc.
*
(Construction & Engineering) 11 1,039
Limoneira Co. (Food Products) 18 254
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 32 621
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 40 482
Lindsay Corp. (Machinery) 12 1,335
LINKBANCORP, Inc. (Banks) 23 162
Lionsgate Studios Corp.
*
(Entertainment) 219 1,408
Liquidia Corp.
*
(Pharmaceuticals) 69 1,681
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 25 599
LivaNova PLC
*
(Health Care Equipment & Supplies) 58 3,053
Live Oak Bancshares, Inc. (Banks) 38 1,183
LiveRamp Holdings, Inc.
*
(Software) 69 1,886
Livewire Group, Inc.
*
(Automobiles) 39 214
loanDepot, Inc.
*
(Specialty Finance) 89 269
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 3 10
LSB Industries, Inc.
*
(Chemicals) 58 489
LSI Industries, Inc. (Electrical Equipment) 28 641
LTC Properties, Inc. (Health Care REITs) 49 1,719
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 76 92
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 1,021 10,496
Lument Finance Trust Inc
*
(Specialty Finance) 49 76
Luminar Technologies, Inc.
*
(Automobile Components) 47 55
Luxfer Holdings PLC (Machinery) 29 354
M/I Homes, Inc.
*
(Household Durables) 28 3,505
Mack-Cali Realty Corp.
*
(Residential REITs) 85 1,221
Madison Square Garden Entertainment Corp.
*
(Entertainment) 42 1,855
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 20 8,378
Magnera Corp.
*
(Forestry, Paper & Wood Products) 36 327
Magnite, Inc.
*
(Media) 150 2,682
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 199 4,470
MainStreet Bancshares, Inc.
*
(Banking) 8 148
Malibu Boats, Inc.
*
- Class A (Leisure Products) 20 557
Mama's Creations, Inc.
*
(Food Products) 36 381
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 26 53
Mannkind Corp.
*
(Biotechnology) 324 1,811
MARA Holdings, Inc.
*
(Software) 398 7,271
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 117 367
Marcus & Millichap, Inc. (Real Estate Management &
Development) 26 759
Marex Group PLC
*
(Institutional Financial Services) 58 1,761
Marine Products Corp. (Leisure Products) 9 76
MarineMax, Inc.
*
(Specialty Retail) 20 495
MarketWise, Inc. (Capital Markets) 2 34
Marqeta, Inc.
*
- Class A (Financial Services) 412 1,866
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 30 1,979
Marten Transport, Ltd. (Ground Transportation) 62 636
Masterbrand, Inc.
*
(Building Products) 136 1,718
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 17 341
Materion Corp. (Metals & Mining) 22 2,522
Mativ Holdings, Inc. (Chemicals) 58 619
Matrix Service Co.
*
(Construction & Engineering) 29 436
Matson, Inc. (Marine Transportation) 35 3,534

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Matthews International Corp. - Class A (Commercial
Services & Supplies) 32 $ 749
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 7 112
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 108 166
Maximus, Inc. (Professional Services) 61 5,069
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 87 1,318
Mayville Engineering Co., Inc.
*
(Machinery) 15 267
Maze Therapeutics, Inc.
*
(Biotechnology) 21 691
MBIA, Inc. (Insurance) 49 335
MBX Biosciences, Inc.
*
(Pharmaceuticals) 16 351
McGrath RentCorp (Trading Companies & Distributors) 26 2,793
McGraw Hill, Inc.
*
(Diversified Consumer Services) 25 279
Mechanics Bancorp
*
(Banks) 20 268
Medallion Financial Corp. (Consumer Finance) 17 167
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 36 459
Medifast, Inc. (Personal Care Products) 12 144
MediWound, Ltd.
*
(Pharmaceuticals) 8 147
Mednax, Inc.
*
(Health Care Providers & Services) 91 1,544
MeiraGTx Holdings PLC
*
(Biotechnology) 45 409
Mercantile Bank Corp. (Banks) 17 745
Merchants Bancorp (Financial Services) 28 873
Mercurity Fintech Holding, Inc.
*
(Commercial Support
Services) 34 355
Mercury General Corp. (Insurance) 29 2,242
Mercury Systems, Inc. (Aerospace & Defense) 56 4,335
Meridian Bank of Malvern, PA (Banking) 10 143
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 63 5,516
Meritage Homes Corp. (Household Durables) 76 5,135
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 6 431
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 36 242
Metrocity Bankshares, Inc. (Banks) 21 538
Metropolitan Bank Holding Corp.
*
(Banks) 10 663
Metsera, Inc.
*
(Biotechnology) 57 3,593
MFA Financial, Inc. (Mortgage REITs) 110 989
MGE Energy, Inc. (Electric Utilities) 40 3,315
MGP Ingredients, Inc. (Beverages) 15 363
Microvast Holdings, Inc.
*
(Automotive) 213 1,161
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 267 312
Mid Penn Bancorp, Inc. (Banks) 21 597
Middlefield Banc Corp. (Banks) 8 261
Middlesex Water Co. (Water Utilities) 19 1,092
Midland States Bankcorp, Inc. (Banks) 22 322
MidWestOne Financial Group, Inc. (Banks) 18 666
Miller Industries, Inc. (Machinery) 12 482
MillerKnoll, Inc. (Commercial Services & Supplies) 72 1,125
MiMedx Group, Inc.
*
(Biotechnology) 127 972
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 81 1,150
Minerals Technologies, Inc. (Chemicals) 34 1,930
Mineralys Therapeutics, Inc.
*
(Biotechnology) 42 1,716
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 252 7,401
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 43 3,124
Mission Produce, Inc.
*
(Food Products) 46 530
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 106 593
Mistras Group, Inc.
*
(Professional Services) 18 172
Mitek Systems, Inc.
*
(Software) 48 442
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 15 51
Modine Manufacturing Co.
*
(Automobile Components) 56 8,579
Common Stocks, continued
Shares Value
Modiv Industrial, Inc.
*
(Retail REITs) 10 $ 144
Moelis & Co. - Class A (Capital Markets) 80 5,066
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 14 1,261
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 4 345
Monro, Inc. (Specialty Retail) 32 469
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 72 146
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 50 643
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 34 880
Moog, Inc. - Class A (Aerospace & Defense) 30 6,146
Motorcar Parts of America, Inc.
*
(Automotive) 14 239
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 16 291
MRC Global, Inc.
*
(Trading Companies & Distributors) 90 1,256
M-Tron Industries, Inc.
*
(Electrical Equipment) 3 165
Mueller Water Products, Inc. - Class A (Machinery) 167 4,285
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 145 4,104
MVB Financial Corp. (Banks) 12 307
Myers Industries, Inc. (Containers & Packaging) 40 693
Myomo, Inc.
*
(Medical Equipment & Devices) 33 31
MYR Group, Inc.
*
(Construction & Engineering) 17 3,701
Myriad Genetics, Inc.
*
(Biotechnology) 97 780
N-able, Inc.
*
(Software) 77 603
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 16 776
NACCO Industries, Inc. - Class A (Oil, Gas &
Consumable Fuels) 4 169
NANO Nuclear Energy, Inc.
*(a)
(Electrical Equipment) 33 1,569
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 69 250
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 37 1,634
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 3 317
National Bank Holdings Corp. - Class A (Banks) 41 1,462
National Bankshares, Inc. (Banks) 7 200
National Beverage Corp. (Beverages) 26 891
National CineMedia, Inc.
*
(Media) 69 305
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 65 820
National Health Investors, Inc. (Health Care REITs) 49 3,651
National HealthCare Corp. (Health Care Providers &
Services) 14 1,672
National Presto Industries, Inc. (Aerospace & Defense) 6 642
National Research Corp. (Health Care Providers &
Services) 14 187
National Vision Holdings, Inc.
*
(Specialty Retail) 83 2,137
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 11 306
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 14 449
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 19 256
Navient Corp. (Consumer Finance) 74 905
Navigator Holdings Ltd.
*
(Transportation & Logistics) 35 575
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 143 1,925
NB Bancorp, Inc.
*
(Banks) 37 669
NBT Bancorp, Inc. (Banks) 55 2,226
NCR Atleos Corp.
*
(Financial Services) 78 2,878
NCR Voyix Corp.
*(a)
(Software) 149 1,700
Nelnet, Inc. - Class A (Consumer Finance) 14 1,807
Neogen Corp.
*
(Health Care Equipment & Supplies) 234 1,444
NeoGenomics, Inc.
*
(Health Care Providers & Services) 138 1,348
Neonode, Inc.
*
(Technology Hardware) 12 36
NerdWallet, Inc.
*
- Class A (Consumer Finance) 44 513

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Nerdy, Inc.
*
(Diversified Consumer Services) 63 $ 62
NET Lease Office Properties
*
(Office REITs) 16 470
Net Power, Inc.
*
(Electrical Equipment) 36 138
NETGEAR, Inc.
*
(Communications Equipment) 30 1,042
NetScout Systems, Inc.
*
(Communications Equipment) 75 2,085
NETSTREIT Corp. (Retail REITs) 102 1,899
Neurogene, Inc.
*
(Biotechnology) 11 377
Neuronetics, Inc.
*
(Health Care Facilities & Services) 39 103
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 26 258
New Fortress Energy Inc
(a)
(Oil & Gas Producers) 181 233
New Jersey Resources Corp. (Gas Utilities) 108 4,784
New York Community Bancorp, Inc.
*
(Banks) 325 3,712
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 166 2,960
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 84 1,033
Newsmax, Inc.
*
(Internet Media & Services) 12 120
NewtekOne, Inc. (Financial Services) 27 281
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 37 118
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 8 104
NexPoint Residential Trust, Inc. (Residential REITs) 24 736
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 143 848
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 227 443
NextNav, Inc.
*
(Software) 94 1,255
NextNRG, Inc.
*
(Oil & Gas Producers) 20 40
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 156 15,790
Nexxen International Ltd.
*
(Advertising & Marketing) 40 329
NI Holdings, Inc.
*
(Insurance) 7 92
Nicolet Bankshares, Inc. (Banks) 14 1,654
NioCorp Developments Ltd.
*
(Metals & Mining) 74 545
Nkarta, Inc.
*
(Biotechnology) 46 97
NL Industries, Inc. (Commercial Services & Supplies) 9 54
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 51 1,684
NMI Holdings, Inc.
*
- Class A (Financial Services) 84 3,060
Noble Corp. PLC (Energy Equipment & Services) 135 3,962
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 219 806
Northeast Bank (Banks) 8 690
Northeast Community Bancorp, Inc. (Banks) 13 255
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 104 2,302
Northfield Bancorp, Inc. (Banks) 40 409
Northpointe Bancshares, Inc.
*
(Banking) 11 174
Northrim Bancorp, Inc. (Banks) 24 528
Northwest Bancshares, Inc. (Banks) 155 1,815
Northwest Natural Holding Co. (Gas Utilities) 43 1,958
Northwest Pipe Co.
*
(Construction & Engineering) 10 602
NorthWestern Energy Group, Inc. (Multi-Utilities) 66 3,938
Norwood Financial Corp. (Banks) 9 239
NovaGold Resources, Inc.
*
(Metals & Mining) 324 2,686
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 39 4,953
Novavax, Inc.
*(a)
(Biotechnology) 160 1,344
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 109 1,396
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 52 557
Nurix Therapeutics, Inc.
*
(Biotechnology) 81 1,048
NuScale Power Corp.
*
(Electrical Equipment) 136 6,102
Nutex Health, Inc.
*
(Software) 4 492
Nuvalent, Inc.
*
- Class A (Biotechnology) 46 4,569
Nuvation Bio, Inc.
*
(Pharmaceuticals) 267 1,394
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 14 94
Common Stocks, continued
Shares Value
NVE Corp. (Semiconductors & Semiconductor
Equipment) 5 $ 345
Oak Valley Bancorp. (Banks) 7 191
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 101 2,352
OceanFirst Financial Corp. (Banks) 61 1,109
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 185 2,157
OFG Bancorp (Banks) 48 1,856
Ohio Valley Banc Corp.
*
(Asset Management) 4 140
O-I Glass, Inc.
*
(Containers & Packaging) 165 1,863
Oil States International, Inc.
*
(Energy Equipment &
Services) 63 376
Oil-Dri Corp. of America (Household Products) 11 609
Oklo, Inc.
*
(Electric Utilities) 116 15,401
Olaplex Holdings, Inc.
*
(Personal Care Products) 150 156
Old National Bancorp (Banks) 375 7,660
Old Second Bancorp, Inc. (Banks) 54 969
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 64 574
Olympic Steel, Inc. (Metals & Mining) 11 407
Omada Health, Inc.
*
(Health Care Providers & Services) 10 246
Omega Flex, Inc. (Machinery) 4 111
Omeros Corp.
*(a)
(Pharmaceuticals) 70 513
OmniAb, Inc.
*
(Life Sciences Tools & Services) 100 155
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 50 1,679
ON24, Inc.
*
(Software) 40 221
Oncology Institute, Inc./The
*
(Health Care Facilities &
Services) 64 285
ONE Gas, Inc. (Gas Utilities) 64 5,132
One Liberty Properties, Inc. (Equity REIT - Diversified) 20 402
OneSpan, Inc.
*
(Software) 39 445
OneSpaWorld Holdings, Ltd.
*
(Diversified Consumer
Services) 102 2,374
OneWater Marine, Inc.
*
(Specialty Retail) 12 186
Onity Group, Inc.
*
(Financial Services) 7 262
Ooma, Inc.
*
(Software) 27 303
OP Bancorp (Banking) 13 174
OPAL Fuels, Inc.
*
(Renewable Energy) 23 55
Open Lending Corp.
*
(Capital Markets) 110 209
OPKO Health, Inc.
*
(Health Care Providers & Services) 440 598
Oportun Financial Corp.
*
(Specialty Finance) 42 224
OppFi, Inc. (Consumer Finance) 26 254
OptimizeRx Corp.
*
(Health Care Technology) 17 348
Option Care Health, Inc.
*
(Health Care Providers &
Services) 176 4,581
Orange County Bancorp, Inc. (Banks) 12 293
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 80 219
Orchid Island Capital, Inc. (Mortgage REITs) 137 991
Organogenesis Holdings, Inc.
*
(Biotechnology) 73 310
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 62 816
Origin Bancorp, Inc.
*
(Banks) 32 1,109
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 40 431
Orion SA (Chemicals) 59 313
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 65 6,914
Orrstown Financial Services, Inc. (Banks) 20 666
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 42 648
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 18 303
Oruka Therapeutics Inc
*
(Biotechnology) 29 817
Oscar Health, Inc.
*
- Class A (Insurance) 208 3,744
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 17 4,734

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Otter Tail Corp. (Electric Utilities) 41 $ 3,166
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 54 1,801
Outbrain, Inc.
*
(Interactive Media & Services) 39 58
Outfront Media, Inc. (Specialized REITs) 149 2,636
Outset Medical, Inc.
*
(Software) 18 236
Owens & Minor, Inc.
*
(Health Care Providers &
Services) 81 322
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 15 553
P10, Inc. - Class A (Capital Markets) 63 640
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 295 690
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 49 1,048
PACS Group, Inc.
*
(Health Care Providers & Services) 47 568
Pagaya Technologies, Ltd.
*
- Class A (Software) 49 1,318
PagerDuty, Inc.
*
(Software) 91 1,461
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 192 1,841
Palladyne AI Corp.
*
(Machinery) 26 218
Palomar Holdings, Inc.
*
(Insurance) 28 3,192
Palvella Therapeutics, Inc.
*
(Biotech & Pharma) 7 559
PAM Transportation Services, Inc.
*
(Ground
Transportation) 6 60
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 32 158
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 35 1,778
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 54 2,159
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 43 1,520
Paramount Group, Inc. (Office REITs) 200 1,308
Park Aerospace Corp. (Aerospace & Defense) 20 383
Park National Corp. (Banks) 16 2,435
Parke Bancorp, Inc. (Banks) 11 238
Park-Ohio Holdings Corp. (Machinery) 10 206
Pathward Financial, Inc. (Banks) 25 1,702
Patria Investments, Ltd. - Class A (Capital Markets) 69 1,005
Patrick Industries, Inc. (Automobile Components) 35 3,653
Patriot National Bancorp Inc
*
(Banking) 54 64
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 378 2,370
Payoneer Global, Inc.
*
(Financial Services) 298 1,725
Paysafe, Ltd.
*
(Financial Services) 35 385
Paysign, Inc.
*
(Financial Services) 37 191
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 90 3,075
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 12 732
PCB Bancorp (Banks) 12 253
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 34 990
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 131 3,592
Peakstone Realty Trust (Office REITs) 39 527
Peapack-Gladstone Financial Corp. (Banks) 17 430
Pebblebrook Hotel Trust (Hotel & Resort REITs) 126 1,318
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 404 2,933
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 56 1,247
PennyMac Financial Services, Inc. (Financial Services) 31 3,900
PennyMac Mortgage Investment Trust (Mortgage
REITs) 93 1,120
Peoples Bancorp of North Carolina, Inc. (Banks) 5 147
Peoples Bancorp, Inc. (Banks) 37 1,058
Peoples Financial Services Corp. (Banks) 10 445
Common Stocks, continued
Shares Value
Perdoceo Education Corp. (Diversified Consumer
Services) 66 $ 2,096
Perella Weinberg Partners (Capital Markets) 67 1,252
Perimeter Solutions SA
*
(Chemicals) 149 3,502
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 19 260
Perpetua Resources Corp.
*
(Metals & Mining) 80 1,922
Personalis, Inc.
*
(Health Care Facilities & Services) 54 521
Perspective Therapeutics, Inc.
*
(Biotechnology) 64 175
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 84 267
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 45 610
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 22 925
Phillips Edison & Co., Inc. (Retail REITs) 135 4,568
Phinia, Inc. (Automobile Components) 41 2,128
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 62 1,482
Phreesia, Inc.
*
(Health Care Technology) 61 1,381
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 133 1,072
Pioneer Bancorp, Inc.
*
(Banks) 12 158
Piper Sandler Cos. (Capital Markets) 19 6,065
Pitney Bowes, Inc. (Commercial Services & Supplies) 185 1,828
PJT Partners, Inc. - Class A (Capital Markets) 25 4,028
Planet Labs PBC
*
(Professional Services) 250 3,363
Playstudios, Inc.
*
(Entertainment) 96 89
Playtika Holding, Corp.
*
(Entertainment Content) 60 220
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 29 4,057
Plug Power, Inc.
*
(Electrical Equipment) 1,169 3,145
Plumas Bancorp (Banks) 7 287
Plymouth Industrial REIT, Inc. (Industrial REITs) 44 968
Polaris Industries, Inc.
*
(Leisure Products) 57 3,768
Ponce Financial Group, Inc.
*
(Banks) 21 296
Porch Group, Inc.
*
(Software) 86 1,294
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 63 337
Portland General Electric Co. (Electric Utilities) 118 5,390
Postal Realty Trust, Inc. - Class A (Office REITs) 24 355
PotlatchDeltic Corp. (Specialized REITs) 84 3,361
Powell Industries, Inc. (Electrical Equipment) 10 3,834
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 61 2,555
Power Solutions International, Inc.
*
(Machinery) 7 599
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 133 678
PRA Group, Inc.
*
(Consumer Finance) 42 576
Prairie Operating Co.
*
(Software) 24 49
Praxis Precision Medicines, Inc.
*
(Biotechnology) 22 4,373
Precigen, Inc.
*(a)
(Biotechnology) 160 662
Preferred Bank (Banks) 13 1,173
Preformed Line Products Co. (Electrical Equipment) 3 636
Premier, Inc. - Class A (Health Care Providers &
Services) 88 2,475
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 53 3,212
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 27 3,102
Prime Medicine, Inc.
*
(Biotechnology) 81 400
Primis Financial Corp. (Banks) 24 261
Primoris Services Corp. (Construction & Engineering) 58 8,208
Princeton Bancorp, Inc. (Banks) 6 186
Priority Technology Holdings, Inc.
*
(Financial Services) 27 188
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 123 2,989
ProAssurance Corp.
*
(Insurance) 55 1,317
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 56 1,906

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 2 $ 72
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 25 187
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 13 71
PROG Holdings, Inc. (Consumer Finance) 42 1,215
Progress Software Corp. (Software) 46 1,961
Progyny, Inc.
*
(Health Care Providers & Services) 80 1,497
ProPetro Holding Corp.
*
(Energy Equipment & Services) 86 893
PROS Holdings, Inc.
*
(Software) 47 1,083
Protagonist Therapeutics, Inc.
*
(Biotechnology) 62 4,874
Protalix Biotherapeutics Inc
*
(Biotech & Pharma) 75 178
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 35 181
Prothena Corp. PLC
*
(Biotechnology) 43 462
Proto Labs, Inc.
*
(Machinery) 25 1,244
Provident Bancorp, Inc.
*
(Banks) 17 217
Provident Financial Services, Inc. (Banks) 138 2,524
PTC Therapeutics, Inc.
*
(Biotechnology) 83 5,670
PubMatic, Inc.
*
- Class A (Media) 45 376
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 41 82
Pulse Biosciences, Inc.
*(a)
(Health Care Equipment &
Supplies) 19 322
Puma Biotechnology, Inc.
*
(Biotechnology) 45 230
Pure Cycle Corp.
*
(Water Utilities) 21 231
PureCycle Technologies, Inc.
*(a)
(Chemicals) 139 1,610
Q2 Holdings, Inc.
*
(Software) 67 4,138
QCR Holdings, Inc. (Banks) 18 1,339
Quad/Graphics, Inc. (Commercial Services & Supplies) 31 171
Quaker Chemical Corp. (Chemicals) 15 2,083
Qualys, Inc.
*
(Software) 39 4,807
Quanex Building Products Corp. (Building Products) 49 696
Quanterix Corp.
*
(Life Sciences Tools & Services) 44 235
Quantum Computing Inc
*(a)
(Software) 144 2,407
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 168 361
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 73 1,970
QuinStreet, Inc.
*
(Interactive Media & Services) 58 858
Rackspace Technology, Inc.
*
(IT Services) 89 142
Radian Group, Inc. (Financial Services) 145 4,922
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 35 212
RadNet, Inc.
*
(Health Care Providers & Services) 73 5,547
Ramaco Resources, Inc. - Class A (Metals & Mining) 31 941
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 116 11,929
Ranger Bermuda Topco Ltd.
*
(Insurance) 3 60
Ranger Energy Services, Inc. (Energy Equipment &
Services) 21 289
Ranpak Holdings Corp.
*
(Containers & Packaging) 50 265
Rapid7, Inc.
*
(Software) 68 1,259
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 19 550
Rayonier Advanced Materials, Inc.
*
(Chemicals) 69 480
RBB Bancorp (Banks) 18 335
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 9 224
RCM TECHNOLOGIES, INC.
*
(Technology Services) 5 116
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 20 159
Ready Capital Corp.
(a)
(Mortgage REITs) 178 522
Recursion Pharmaceuticals, Inc.
*
- Class A
(Biotechnology) 392 2,164
Red Cat Holdings, Inc.
*
(Aerospace & Defense) 91 1,024
Red River Bancshares, Inc. (Banks) 5 330
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 52 2,772
Red Violet, Inc.
*
(Software) 12 644
Redwire Corp.
*
(Aerospace & Defense) 53 417
Redwood Trust, Inc. (Mortgage REITs) 142 754
Common Stocks, continued
Shares Value
REGENXBIO, Inc.
*
(Biotechnology) 50 $ 639
Regional Management Corp. (Consumer Finance) 10 394
Relay Therapeutics, Inc.
*
(Biotechnology) 142 1,014
Remitly Global, Inc.
*
(Financial Services) 179 2,871
Renasant Corp. (Banks) 101 3,397
Repay Holdings Corp.
*
(Financial Services) 83 356
Replimune Group, Inc.
*
(Biotechnology) 74 720
ReposiTrak, Inc. (Software) 12 180
Repro-Med Systems, Inc.
*
(Medical Equipment &
Devices) 46 182
Republic Bancorp, Inc.
*
- Class A (Banks) 9 593
Reservoir Media, Inc.
*
(Entertainment) 22 167
Resideo Technologies, Inc.
*
(Building Products) 148 6,335
Resolute Holdings Management, Inc.
*
(Asset
Management) 5 368
Resources Connection, Inc. (Professional Services) 35 154
REV Group, Inc. (Machinery) 52 2,666
Revolve Group, Inc.
*
(Specialty Retail) 43 951
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 32 1,025
Rezolute, Inc.
*
(Biotechnology) 83 774
Rezolve AI PLC
*
(Software) 157 674
RGC Resources, Inc. (Gas Utilities) 9 186
Rhinebeck BanCorp, Inc.
*
(Banking) 5 50
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 56 6,371
Ribbon Communications, Inc.
*
(Communications
Equipment) 100 336
Richardson Electronics, Ltd. (Electronic Equipment,
Instruments & Components) 13 140
Richmond Mutual BanCorp, Inc.
*
(Banking) 10 133
Richtech Robotics, Inc.
*
(Machinery) 74 357
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 19 600
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 342 15,140
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 14 364
Rimini Street, Inc.
*
(Software) 52 207
Riot Platforms, Inc.
*
(Software) 373 7,378
Riverview Bancorp, Inc.
*
(Banking) 22 114
RLJ Lodging Trust (Hotel & Resort REITs) 159 1,081
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 91 343
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 8 226
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 20 1,751
Root, Inc.
*
- Class A (Insurance) 12 966
RPC, Inc. (Energy Equipment & Services) 96 499
Rumble, Inc.
*
(Internet Media & Services) 114 782
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 65 3,212
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 9 472
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 95 1,611
RXO, Inc.
*
(Ground Transportation) 174 3,086
RxSight, Inc.
*
(Health Care Equipment & Supplies) 37 325
Ryerson Holding Corp. (Metals & Mining) 29 640
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 66 5,736
S&T Bancorp, Inc. (Banks) 41 1,502
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 81 847
Sabra Health Care REIT, Inc. (Health Care REITs) 255 4,544
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 388 793
Safe Builders, Inc. (Marine Transportation) 60 281
Safehold, Inc. (Specialized REITs) 60 866
Safety Insurance Group, Inc. (Insurance) 16 1,100

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 108 $ 1,632
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 143 708
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 3 88
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 39 464
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 56 7,675
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 8 232
Sapiens International Corp. N.V. (Software) 33 1,421
Satellogic, Inc.
*
(Telecommunications) 74 141
Saul Centers, Inc. (Retail REITs) 13 385
Savara, Inc.
*
(Biotechnology) 123 510
Savers Value Village, Inc.
*
(Broadline Retail) 41 378
SB Financial Group
*
(Banking) 6 117
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 6 20
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 22 944
Scholar Rock Holding Corp.
*
(Biotechnology) 86 2,547
Scholastic Corp. (Media) 22 631
Schrodinger, Inc.
*
(Health Care Technology) 60 1,262
Scilex Holding Co.
*
(Biotech & Pharma) 1 23
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 48 2,962
Seacoast Banking Corp. of Florida (Banks) 91 2,757
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 22 140
Seadrill, Ltd.
*
(Energy Equipment & Services) 67 2,115
Seaport Entertainment Group Inc
*
(Real Estate Owners
& Developers) 8 193
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 29 1,404
Security National Financial Corp.
*
- Class A (Specialty
Finance) 18 143
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 100 1,156
Select Medical Holdings Corp. (Health Care Providers
& Services) 120 1,660
Selective Insurance Group, Inc. (Insurance) 65 4,896
Selectquote, Inc.
*
(Insurance) 147 306
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 108 197
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 13 344
SEMrush Holdings, Inc.
*
(Software) 55 399
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 93 6,311
Seneca Foods Corp.
*
- Class A (Food Products) 5 539
Sensient Technologies Corp. (Chemicals) 45 4,242
Septerna, Inc.
*
(Pharmaceuticals) 23 474
Serve Robotics, Inc.
*
(Internet Media & Services) 50 662
Service Properties Trust (Hotel & Resort REITs) 165 353
ServisFirst Bancshares, Inc. (Banks) 55 3,865
Seven Hills Realty Trust (Mortgage REITs) 16 151
Sezzle, Inc.
*
(Financial Services) 17 1,114
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 130 970
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 42 4,054
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 54 665
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 180 1,892
Shoe Carnival, Inc. (Specialty Retail) 19 348
Shore Bancshares, Inc. (Banks) 33 515
ShotSpotter, Inc.
*
(Software) 10 94
Common Stocks, continued
Shares Value
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 5 $ 59
Shutterstock, Inc. (Interactive Media & Services) 26 651
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 41 608
Siebert Financial Corp.
*
(Asset Management) 15 42
Sierra Bancorp (Banks) 13 374
SIGA Technologies, Inc. (Pharmaceuticals) 44 364
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 44 223
Signet Jewelers, Ltd. (Specialty Retail) 43 4,251
Sila Realty Trust, Inc.
*
(Health Care REITs) 60 1,422
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 35 4,588
Silvaco Group, Inc.
*
(Software) 8 47
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 8 113
Simmons First National Corp. - Class A (Banks) 152 2,642
Simulations Plus, Inc. (Health Care Technology) 18 309
Sinclair, Inc. (Media) 41 560
Sionna Therapeutics, Inc.
*
(Medical Equipment &
Devices) 13 497
SiriusPoint, Ltd.
*
(Insurance) 110 2,002
SITE Centers Corp. (Retail REITs) 54 396
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 23 6,662
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 103 2,367
SJW Group
*
(Water Utilities) 34 1,573
Skillsoft Corp.
*
(Software) 5 66
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 23 227
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 38 1,732
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 28 490
SkyWest, Inc.
*
(Passenger Airlines) 43 4,321
SKYX Platforms Corp.
*
(Electrical Equipment) 66 116
SL Green Realty Corp. (Office REITs) 77 3,953
Sleep Number Corp.
*
(Specialty Retail) 20 110
Slide Insurance Holdings, Inc.
*
(Insurance) 29 464
SM Energy Co. (Oil, Gas & Consumable Fuels) 122 2,549
SmartFinancial, Inc. (Banks) 16 560
Smartstop Self Storage REIT, Inc.
*
(REITS & Real
Estate Management) 33 1,134
Smith & Wesson Brands, Inc. (Leisure Products) 47 451
Smith-Midland Corp.
*
(Construction Materials) 3 109
Solaris Energy Infrastructure, Inc.
*
(Energy Equipment
& Services) 39 2,076
Soleno Therapeutics, Inc.
*
(Biotechnology) 45 3,022
Solesence, Inc.
*
(Household Products) 20 65
Solid Biosciences, Inc.
*
(Biotechnology) 63 340
Solid Power, Inc.
*
(Automobile Components) 163 1,024
Sonic Automotive, Inc. - Class A (Specialty Retail) 16 1,016
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 6 155
Sonos, Inc.
*
(Household Durables) 126 2,163
Sound Financial Bancorp, Inc.
*
(Banking) 2 89
SoundHound AI, Inc.
*(a)
- Class A (Software) 392 6,907
South Plains Financial, Inc. (Banks) 14 511
Southern California BanCorp
*
(Banks) 24 444
Southern First Bancshares, Inc.
*
(Banks) 8 351
Southern Missouri Bancorp, Inc. (Banks) 10 524
Southland Holdings, Inc.
*
(Construction & Engineering) 13 58
Southside Bancshares, Inc. (Banks) 31 872
Southwest Gas Holdings, Inc. (Gas Utilities) 69 5,486
Spectrum Brands Holdings, Inc. (Household Products) 26 1,401

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Sphere Entertainment Co.
*
(Entertainment) 30 $ 2,054
Spire Global, Inc.
*
(Professional Services) 29 316
Spire, Inc. (Gas Utilities) 62 5,357
Spok Holdings, Inc. (Wireless Telecommunication
Services) 22 314
Sprinklr, Inc.
*
- Class A (Software) 120 926
Sprout Social, Inc.
*
- Class A (Software) 55 565
SPS Commerce, Inc.
*
(Software) 41 3,372
SPX Technologies, Inc.
*
(Machinery) 52 11,642
Spyre Therapeutics, Inc.
*
(Biotechnology) 53 1,296
SR BanCorp, Inc.
*
(Banking) 8 118
SSR Mining, Inc.
*
(Metals & Mining) 218 4,918
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 53 1,371
Stagwell, Inc.
*
(Media) 124 589
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 320 384
Standard Motor Products, Inc. (Automobile
Components) 23 854
Standex International Corp. (Machinery) 13 3,032
Starz Entertainment Corp.
*
(Entertainment) 12 126
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 90 1,436
Stellar Bancorp, Inc. (Banks) 50 1,472
Stepan Co. (Chemicals) 23 997
StepStone Group, Inc. - Class A (Capital Markets) 75 4,566
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 66 192
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 32 12,092
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 77 2,611
Stewart Information Services Corp. (Insurance) 30 2,048
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 115 482
Stock Yards Bancorp, Inc. (Banks) 28 1,821
Stoke Therapeutics, Inc.
*
(Biotechnology) 48 1,442
StoneCo, Ltd.
*
(Financial Services) 269 5,115
StoneX Group, Inc.
*
(Capital Markets) 49 4,504
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 70 352
Strategic Education, Inc. (Diversified Consumer
Services) 25 1,900
Strattec Security Corporation
*
(Automobile Components) 4 245
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 7 132
Strawberry Fields REIT, Inc. (Health Care REITs) 8 93
Stride, Inc.
*
(Diversified Consumer Services) 46 3,130
Sturm Ruger & Co., Inc. (Leisure Products) 17 721
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 117 601
Summit Midstream Corp.
*
(Oil & Gas Producers) 10 219
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 55 675
SunCoke Energy, Inc. (Metals & Mining) 91 729
SunOpta, Inc.
*
(Food Products) 102 532
Sunrise Realty Trust, Inc.
*
(Mortgage REITs) 11 109
Sunrun, Inc.
*
(Electrical Equipment) 224 4,650
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 204 1,805
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 170 1,836
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 12 112
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 58 3,198
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 83 1,820
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 15 412
Common Stocks, continued
Shares Value
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 111 $ 698
SWK Holdings Corp.
*
(Financial Services) 3 49
Sylvamo Corp. (Paper & Forest Products) 37 1,502
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 41 2,909
Synchronoss Technologies, Inc.
*
(Software) 11 58
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 91 1,247
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 25 377
Talkspace, Inc.
*
(Health Care Providers & Services) 154 497
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 129 1,265
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 72 1,008
Tanger, Inc. (Retail REITs) 120 3,907
Tango Therapeutics, Inc.
*
(Biotechnology) 77 624
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 34 261
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 42 2,890
Taylor Morrison Home Corp.
*
(Household Durables) 104 6,164
Taysha Gene Therapies, Inc.
*
(Biotechnology) 227 1,126
TechTarget, Inc.
*
(Media) 31 170
Tecnoglass, Inc. (Building Products) 26 1,550
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 12 219
Teekay Corp.
*
(Transportation & Logistics) 56 539
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 26 1,586
TEGNA, Inc. (Media) 172 3,384
Tejon Ranch Co.
*
(Real Estate Management &
Development) 23 364
Teladoc Health, Inc.
*
(Health Care Technology) 188 1,623
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 107 4,154
Telos Corp.
*
(Software) 58 398
Tenable Holdings, Inc.
*
(Software) 130 3,773
Tennant Co. (Machinery) 20 1,600
Terawulf, Inc.
*
(Software) 304 4,712
Terex Corp. (Machinery) 69 3,175
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 77 636
Terreno Realty Corp. (Industrial REITs) 109 6,227
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 136 960
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 32 20
Texas Capital Bancshares, Inc.
*
(Banks) 49 4,108
TG Therapeutics, Inc.
*
(Biotechnology) 155 5,391
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 35 1,621
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 14 78
The Baldwin Insurance Group, Inc.
*
(Insurance) 75 1,658
The Bancorp, Inc.
*
(Banks) 49 3,203
The Bank of NT Butterfield & Son, Ltd. (Banks) 45 2,082
The Beauty Health Co.
*
(Personal Care Products) 122 174
The Brink's Co. (Commercial Services & Supplies) 45 5,002
The Buckle, Inc. (Specialty Retail) 34 1,863
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 50 2,490
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 39 2,301
The Chemours Co.
*
(Chemicals) 161 2,156
The E.W. Scripps Co.
*
- Class A (Media) 67 163
The Eastern Co. (Machinery) 6 128
The Ensign Group, Inc. (Health Care Providers &
Services) 60 10,806
The First Bancorp, Inc. (Banks) 12 297

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 145 $ 2,461
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 280 1,929
The Gorman-Rupp Co. (Machinery) 22 989
The Greenbrier Cos., Inc. (Machinery) 32 1,337
The Hackett Group, Inc. (IT Services) 27 489
The Hain Celestial Group, Inc.
*
(Food Products) 97 113
The Honest Co., Inc.
*
(Personal Care Products) 100 341
The Joint Corp.
*
(Health Care Providers & Services) 15 118
The Lovesac Co.
*
(Household Durables) 14 194
The Macerich Co. (Retail REITs) 272 4,665
The Manitowoc Co., Inc.
*
(Machinery) 37 376
The Marcus Corp. (Entertainment) 25 360
The ODP Corp.
*
(Specialty Retail) 30 836
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 36 890
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 113 420
The RealReal, Inc.
*
(Specialty Retail) 102 1,245
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 17 263
The Simply Good Foods Co.
*
(Food Products) 100 1,957
The St. Joe Co. (Real Estate Management &
Development) 41 2,328
The Vita Coco Co., Inc.
*
(Beverages) 47 1,935
The York Water Co. (Water Utilities) 15 466
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 41 601
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 35 1,006
Third Coast Bancshares, Inc.
*
(Banks) 14 515
ThredUp, Inc.
*
- Class A (Specialty Retail) 99 870
Thryv Holdings, Inc.
*
(Media) 40 308
Tidewater, Inc.
*
(Energy Equipment & Services) 53 2,681
Tile Shop Holdings, Inc.
*
(Specialty Retail) 31 194
Timberland Bancorp, Inc./WA (Banks) 8 257
TimkenSteel Corp.
*
(Metals & Mining) 39 686
Tiptree, Inc. (Insurance) 25 443
Titan America SA
*
(Construction Materials) 26 384
Titan International, Inc.
*
(Machinery) 52 393
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 22 361
Tompkins Financial Corp. (Banks) 14 888
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 9 168
Tootsie Roll Industries, Inc.
*
(Food Products) 19 671
Topgolf Callaway Brands Corp.
*
(Leisure Products) 141 1,327
Torrid Holdings, Inc.
*
(Specialty Retail) 36 45
TowneBank (Banks) 79 2,568
TPG RE Finance Trust, Inc. (Mortgage REITs) 72 623
Traeger, Inc.
*
(Household Durables) 35 32
Transcat, Inc.
*
(Trading Companies & Distributors) 10 727
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 2 90
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 36 4,735
Transocean, Ltd.
*
(Energy Equipment & Services) 913 3,506
TRAVELZOO INC.
*
(Internet Media & Services) 7 59
Travere Therapeutics, Inc.
*
(Biotechnology) 94 3,305
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 51 326
Tredegar Corp.
*
(Metals & Mining) 29 200
TreeHouse Foods, Inc.
*
(Food Products) 54 983
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 94 1,096
Tri Pointe Homes, Inc.
*
(Household Durables) 92 2,930
TriCo Bancshares (Banks) 32 1,415
Common Stocks, continued
Shares Value
Triller Group, Inc.
*
(Internet Media & Services) 110 $ 63
TriMas Corp. (Containers & Packaging) 36 1,279
TriNet Group, Inc. (Professional Services) 32 1,920
Trinity Industries, Inc. (Machinery) 88 2,409
Trinseo PLC
*
(Chemicals) 36 53
TripAdvisor, Inc.
*
(Interactive Media & Services) 125 2,008
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 20 95
Triumph Financial, Inc.
*
(Banks) 24 1,307
Tronox Holdings PLC - Class A (Chemicals) 128 448
TrueBlue, Inc.
*
(Professional Services) 31 147
TrueCar, Inc.
*
(Interactive Media & Services) 84 185
Trupanion, Inc.
*
(Insurance) 40 1,600
TrustCo Bank Corp. (Banks) 20 754
Trustmark Corp. (Banks) 61 2,270
TSS Inc/MD
*
(Engineering & Construction) 20 406
TTEC Holdings, Inc. (Professional Services) 21 73
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 108 7,258
Tucows, Inc.
*
- Class A (IT Services) 7 134
TuHURA Biosciences, Inc.
*
(Biotech & Pharma) 27 69
Turning Point Brands, Inc. (Tobacco) 18 1,618
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 16 270
Tutor Perini Corp.
*
(Construction & Engineering) 48 3,233
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 5 23
Twist Bioscience Corp.
*
(Biotechnology) 63 2,072
Two Harbors Investment Corp. (Mortgage REITs) 112 1,089
TXNM Energy, Inc. (Electric Utilities) 104 5,907
Tyra Biosciences, Inc.
*
(Biotechnology) 26 412
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 16 1,380
Udemy, Inc.
*
(Diversified Consumer Services) 104 592
UFP Industries, Inc. (Building Products) 65 5,988
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 8 1,541
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 48 1,316
UMB Financial Corp. (Banks) 78 8,336
UMH Properties, Inc. (Residential REITs) 85 1,236
UniFirst Corp. (Commercial Services & Supplies) 16 2,470
Union Bankshares, Inc./Morrisville VT (Banking) 4 91
Unisys Corp.
*
(IT Services) 71 253
United Bankshares, Inc.
*
(Banks) 152 5,440
United Community Banks, Inc. (Banks) 131 3,825
United Fire Group, Inc. (Insurance) 23 695
United Insurance Holdings Corp.
*
(Insurance) 26 308
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 64 2,410
United Security Bancshares/Fresno CA
*
(Banking) 15 137
United States Antimony Corp.
*
(Metals & Mining) 99 799
United States Lime & Minerals, Inc. (Construction
Materials) 12 1,407
Uniti Group, Inc. (Specialized REITs) 154 887
Unitil Corp. (Multi-Utilities) 17 829
Unity Bancorp, Inc. (Banks) 8 363
Universal Corp. (Tobacco) 26 1,318
Universal Health Realty Income Trust (Health Care
REITs) 14 535
Universal Insurance Holdings, Inc. (Insurance) 27 832
Universal Logistics Holdings, Inc. (Ground
Transportation) 7 113
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 50 1,486
Univest Financial Corp. (Banks) 31 910
Upbound Group, Inc. (Specialty Retail) 56 1,085

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Common Stocks, continued
Shares Value
Upstart Holdings, Inc.
*
(Consumer Finance) 90 $ 4,276
Upstream Bio, Inc.
*
(Biotechnology) 35 905
Upwork, Inc.
*
(Professional Services) 132 2,104
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 456 6,898
Urban Edge Properties (Retail REITs) 136 2,615
Urban Outfitters, Inc.
*
(Specialty Retail) 66 4,264
UroGen Pharma, Ltd.
*
(Biotechnology) 39 798
US Gold Corp.
*
(Metals & Mining) 13 199
US Goldmining, Inc.
*
(Metals & Mining) 2 23
USANA Health Sciences, Inc.
*
(Personal Care Products) 12 254
USCB Financial Holdings, Inc. (Banks) 11 190
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 3 174
Utz Brands, Inc. (Food Products) 77 811
V2X, Inc.
*
(Aerospace & Defense) 21 1,199
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 111 436
Valaris, Ltd.
*
(Energy Equipment & Services) 68 3,816
Valhi, Inc. (Chemicals) 3 42
Valley National Bancorp (Banks) 519 5,642
Value Line, Inc. (Capital Markets) 1 37
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 60 261
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 44 514
Varonis Systems, Inc.
*
(Software) 118 4,157
Vaxcyte, Inc.
*
(Biotechnology) 122 5,524
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 61 1,754
Velocity Financial, Inc.
*
(Financial Services) 10 186
Vera Therapeutics, Inc.
*
(Biotechnology) 55 1,565
Veracyte, Inc.
*
(Biotechnology) 84 3,031
Verastem, Inc.
*
(Biotechnology) 49 463
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 4 13
Vericel Corp.
*
(Biotechnology) 54 1,893
Verint Systems, Inc.
*
(Software) 64 1,298
Verra Mobility Corp.
*
(Professional Services) 171 3,968
Vertex, Inc.
*
- Class A (Software) 70 1,603
Vestis Corp. (Commercial Services & Supplies) 123 646
Viad Corp.
*
(Commercial Services & Supplies) 23 816
Viant Technology, Inc.
*
- Class A (Software) 14 124
Viasat, Inc.
*
(Communications Equipment) 126 5,016
Viavi Solutions, Inc.
*
(Communications Equipment) 237 4,195
Vicor Corp.
*
(Electrical Equipment) 25 2,268
Victoria's Secret & Co.
*
(Specialty Retail) 74 2,609
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 47 2,927
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 37 239
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 10 314
Vimeo, Inc.
*
(Interactive Media & Services) 158 1,232
Vir Biotechnology, Inc.
*
(Biotechnology) 95 566
Virco Mfg. Corp. (Commercial Services & Supplies) 12 88
Virginia National Bankshares Corp. (Banks) 5 199
Viridian Therapeutics, Inc.
*
(Biotechnology) 75 1,772
Virtus Investment Partners, Inc. (Capital Markets) 7 1,140
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 130 2,207
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 13 487
Visteon Corp. (Automobile Components) 29 3,108
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 32 503
Vital Farms, Inc.
*
(Food Products) 37 1,215
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 32 696
Vivid Seats, Inc.
*
- Class A (Entertainment) 3 37
Vox Royalty Corp.
*
(Metals & Mining) 48 205
Common Stocks, continued
Shares Value
Voyager Technologies, Inc.
*
(Aerospace & Defense) 15 $ 459
Voyager Therapeutics, Inc.
*
(Biotechnology) 50 234
Vroom, Inc.
*
(Specialty Finance) 1 24
VSE Corp. (Commercial Services & Supplies) 24 4,336
VTEX
*
(Software) 62 278
Vuzix Corp.
*
(Technology Hardware) 69 231
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels) 106 223
Wabash National Corp. (Machinery) 44 353
WaFd, Inc. (Banks) 21 572
Waldencast PLC
*
- Class A (Personal Care Products) 45 81
Walker & Dunlop, Inc. (Financial Services) 35 2,797
Warby Parker, Inc.
*
- Class A (Specialty Retail) 105 2,057
Warrior Met Coal, Inc. (Metals & Mining) 56 3,799
Washington Federal, Inc. (Banks) 84 2,439
Waterstone Financial, Inc. (Financial Services) 16 245
Watts Water Technologies, Inc. - Class A (Machinery) 29 7,905
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 120 1,085
Waystar Holding Corp.
*
(Health Care Technology) 117 4,195
WD-40 Co. (Household Products) 15 2,915
Weave Communications, Inc.
*
(Software) 62 459
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 19 333
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 18 1,140
Werner Enterprises, Inc. (Ground Transportation) 62 1,624
WesBanco, Inc. (Banks) 101 3,040
West Bancorp, Inc. (Banks) 16 340
Westamerica Bancorp (Banks) 26 1,239
Western New England Bancorp, Inc.
*
(Banking) 19 216
Westrock Coffee Co.
*
(Food Products) 39 172
Westwood Holdings Group, Inc.
*
(Asset Management) 8 134
Weyco Group, Inc. (Distributors) 7 201
Whitestone REIT (Retail REITs) 48 602
WideOpenWest, Inc.
*
(Media) 54 277
Willdan Group, Inc.
*
(Professional Services) 15 1,418
Willis Lease Finance Corp. (Trading Companies &
Distributors) 3 385
Winmark Corp. (Specialty Retail) 3 1,210
Winnebago Industries, Inc. (Automobiles) 29 1,093
WisdomTree, Inc. (Capital Markets) 129 1,543
WM Technology, Inc.
*
(Software) 93 98
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 86 1,952
Workiva, Inc.
*
(Software) 54 4,591
World Acceptance Corp.
*
(Consumer Finance) 3 382
World Kinect Corp. (Oil, Gas & Consumable Fuels) 59 1,525
Worthington Enterprises, Inc. (Household Durables) 34 1,907
Worthington Steel, Inc. (Metals & Mining) 35 1,120
WSFS Financial Corp. (Banks) 60 3,125
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 38 34
Xencor, Inc.
*
(Biotechnology) 75 1,103
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 106 1,304
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 81 3,395
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 164 1,591
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 126 418
XOMA Royalty Corp.
*
(Biotechnology) 10 330
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 47 2,288
XPEL, Inc.
*
(Automobile Components) 26 887
Xperi, Inc.
*
(Software) 48 323
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 29 195
Yelp, Inc.
*
(Interactive Media & Services) 66 2,176
Yext, Inc.
*
(Software) 109 923

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Common Stocks, continued
Shares Value
Zenas Biopharma, Inc.
*
(Biotechnology) 17 $ 531
Zeta Global Holdings Corp.
*
- Class A (Software) 199 3,580
Zevia PBC
*
- Class A (Beverages) 36 85
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 58 590
Ziff Davis, Inc.
*
(Interactive Media & Services) 45 1,526
ZipRecruiter, Inc.
*
(Interactive Media & Services) 73 339
Zspace, Inc.
*
(Software) 5 5
Zumiez, Inc.
*
(Specialty Retail) 15 325
Zurn Elkay Water Solutions Corp.
*
(Building Products) 161 7,586
Zymeworks, Inc.
*
(Biotechnology) 53 1,012
TOTAL COMMON STOCKS
  (Cost $1,752,362) 3,073,980
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*†CVR
(Biotechnology) 98 –
Chinook Therapeutics
*†CVR
(Biotechnology) 56 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 290 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(c)(d)
( 38.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,861,204 $ 1,861,000 1,861,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,861,000) 1,861,000
Collateral for Securities Loaned
(e)
( 0.7% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(f)
34,521 $ 34,521
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $34,521) 34,521
TOTAL INVESTMENT SECURITIES
  (Cost $3,647,883)— 102.2% 4,969,501
Net other assets (liabilities) —  (2.2)% (108,951)
NET ASSETS — 100.0% $ 4,860,550
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of October 31, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $33,625.
(b)
Number of shares is less than 0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $256,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
ADR
American Depositary Receipt
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 3 12/22/25 $ 373,485 $ 13,105
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 11/28/25 4.42% $ 59,505 $ (5,135)
Russell 2000 Index UBS AG 11/28/25 4.57% 1,356,221 (21,835)
$1,415,726 $(26,970)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap ProFund
Small-Cap ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 407 NM
Aerospace & Defense 59,727 1.2%
Air Freight & Logistics 3,022 0.1%
Apparel & Textile Products 838 NM
Asset Management 2,904 0.1%
Automobile Components 37,852 0.8%
Automobiles 1,307 NM
Automotive 3,839 0.1%
Banking 5,995 0.1%
Banks 279,904 5.8%
Beverages 3,274 0.1%
Biotech & Pharma 13,173 0.3%
Biotechnology 252,817 5.1%
Broadline Retail 2,825 0.1%
Building Products 40,565 0.8%
Cable & Satellite 624 NM
Capital Markets 45,497 0.9%
Chemicals 47,768 1.0%
Commercial Services & Supplies 50,541 1.0%
Commercial Support Services 355 NM
Communications Equipment 29,945 0.6%
Construction & Engineering 75,548 1.6%
Construction Materials 5,588 0.1%
Consumer Finance 28,561 0.6%
Consumer Staples Distribution & Retail 14,500 0.3%
Containers & Packaging 6,463 0.1%
Distributors 1,488 NM
Diversified Consumer Services 32,089 0.7%
Diversified Telecommunication Services 16,191 0.3%
Electric Utilities 39,940 0.9%
Electrical Equipment 91,444 1.9%
Electronic Equipment, Instruments & Components 109,277 2.2%
Energy Equipment & Services 53,225 1.1%
Engineering & Construction 548 NM
Entertainment 14,337 0.3%
Entertainment Content 372 NM
Equity REIT - Diversified 17,452 0.4%
Financial Services 67,113 1.4%
Food Products 21,531 0.4%
Forestry, Paper & Wood Products 327 NM
Gas & Water Utilities 5,845 0.1%
Gas Utilities 25,958 0.5%
Ground Transportation 9,493 0.2%
Health Care Equipment & Supplies 72,394 1.5%
Health Care Facilities & Services 2,999 0.1%
Health Care Providers & Services 97,610 2.0%
Health Care REITs 29,394 0.6%
Health Care Technology 11,172 0.2%
Hotel & Resort REITs 17,093 0.4%
Value
% of Net
Assets
Hotels, Restaurants & Leisure $ 45,812 0.9%
Household Durables 52,185 1.1%
Household Products 8,417 0.2%
Independent Power/Renewable Electricity Producers 7,060 0.1%
Industrial Conglomerates 912 NM
Industrial REITs 11,962 0.2%
Institutional Financial Services 2,334 NM
Insurance 58,001 1.2%
Interactive Media & Services 17,757 0.4%
Internet Media & Services 1,686 NM
IT Services 25,680 0.5%
Leisure Facilities & Services 2,781 0.1%
Leisure Products 13,843 0.3%
Life Sciences Tools & Services 10,883 0.2%
Machinery 114,950 2.4%
Marine Transportation 5,528 0.1%
Media 26,766 0.6%
Medical Equipment & Devices 5,027 0.1%
Metals & Mining 62,684 1.4%
Mortgage REITs 25,119 0.5%
Multi-Utilities 12,987 0.3%
Office REITs 17,612 0.4%
Oil & Gas Producers 917 NM
Oil & Gas Services & Equipment 1,420 NM
Oil, Gas & Consumable Fuels 94,843 2.0%
Paper & Forest Products 1,802 NM
Passenger Airlines 16,704 0.3%
Personal Care Products 5,562 0.1%
Pharmaceuticals 55,932 1.2%
Professional Services 50,433 1.0%
Real Estate Management & Development 21,419 0.5%
Real Estate Owners & Developers 254 NM
Real Estate Services 193 NM
REITS & Real Estate Management 1,134 NM
Renewable Energy 5,177 0.1%
Residential REITs 10,806 0.2%
Retail - Discretionary 383 NM
Retail REITs 34,671 0.7%
Semiconductors 277 NM
Semiconductors & Semiconductor Equipment 120,295 2.5%
Software 192,166 4.0%
Specialized REITs 11,046 0.2%
Specialty Finance 1,907 NM
Specialty Retail 63,725 1.2%
Steel 246 NM
Technology Hardware 1,699 NM
Technology Hardware, Storage & Peripherals 22,817 0.5%
Technology Services 2,958 0.1%
Telecommunications 3,079 0.1%
Textiles, Apparel & Luxury Goods 18,601 0.4%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap ProFund
Value
% of Net
Assets
Tobacco $ 2,973 0.1%
Trading Companies & Distributors 31,010 0.6%
Transportation & Logistics 2,700 0.1%
Transportation Infrastructure 227 NM
Water Utilities 10,112 0.2%
Wholesale - Discretionary 152 NM
Wireless Telecommunication Services 5,223 0.1%
Other
**
1,786,570 36.8%
Total $ 4,860,550 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks (100.4%)
Shares Value
A10 Networks, Inc.
*
(Software) 99 $ 1,766
AAR Corp.
*
(Aerospace & Defense) 131 11,032
ABM Industries, Inc. (Commercial Services & Supplies) 213 9,159
Academy Sports & Outdoors, Inc. (Specialty Retail) 227 10,871
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 316 6,794
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 132 2,996
Acadia Realty Trust (Retail REITs) 139 2,651
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 80 3,317
Acushnet Holdings Corp. (Leisure Products) 41 3,171
Adamas Trust, Inc. (Mortgage REITs) 289 1,926
AdaptHealth Corp.
*
(Health Care Providers & Services) 367 3,299
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 23 2,688
Adeia, Inc. (Software) 236 4,021
Adient PLC
*
(Automobile Components) 277 6,424
Advance Auto Parts, Inc. (Specialty Retail) 205 9,662
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 66 13,379
AdvanSix, Inc. (Chemicals) 92 1,710
Air Lease Corp. (Trading Companies & Distributors) 359 22,925
Alamo Group, Inc. (Machinery) 20 3,574
Alarm.com Holdings, Inc.
*
(Software) 69 3,396
Albany International Corp.
*
(Machinery) 50 2,829
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 249 3,977
Alkermes PLC
*
(Biotechnology) 203 6,232
Allegiant Travel Co.
*
(Passenger Airlines) 46 2,860
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 44 1,235
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 14 2,426
Amentum Holdings, Inc.
*
(Technology Services) 524 11,743
American Assets Trust, Inc. (Equity REIT - Diversified) 67 1,280
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 406 2,517
American Eagle Outfitters, Inc. (Specialty Retail) 551 9,207
American States Water Co. (Water Utilities) 66 4,706
American Woodmark Corp.
*
(Building Products) 49 3,123
Ameris Bancorp (Banks) 114 8,165
AMERISAFE, Inc. (Insurance) 35 1,403
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 131 2,579
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 45 1,148
Angi, Inc.
*
(Interactive Media & Services) 126 1,672
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 447 4,376
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 385 4,308
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 658 6,639
ArcBest Corp. (Ground Transportation) 78 5,796
Arcosa, Inc. (Construction & Engineering) 60 6,120
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 153 2,959
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 100 654
ARMOUR Residential REIT, Inc. (Mortgage REITs) 385 6,245
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 288 12,209
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 125 5,458
Asbury Automotive Group, Inc.
*
(Specialty Retail) 68 15,952
Assured Guaranty, Ltd. (Insurance) 78 6,285
Astec Industries, Inc. (Machinery) 79 3,676
Atlantic Union Bankshares Corp. (Banks) 487 15,836
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 159 1,766
Avista Corp. (Multi-Utilities) 277 10,540
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 44 3,501
Common Stocks, continued
Shares Value
Azenta, Inc.
*
(Life Sciences Tools & Services) 72 $ 2,174
Banc of California, Inc. (Banks) 448 7,603
Bank of Hawaii Corp. (Banks) 74 4,805
BankUnited, Inc. (Banks) 139 5,571
Banner Corp. (Banks) 57 3,442
Beacon Financial Corporation (Banks) 284 6,913
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 54 2,366
BGC Group, Inc. - Class A (Capital Markets) 562 5,137
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 76 2,581
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 546 10,091
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 263 1,796
Boise Cascade Co. (Trading Companies & Distributors) 128 9,023
BorgWarner, Inc. (Automobile Components) 740 31,790
Brady Corp. - Class A (Commercial Services &
Supplies) 53 4,023
Brandywine Realty Trust (Office REITs) 595 2,041
Bread Financial Holdings, Inc. (Consumer Finance) 159 9,961
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 261 8,626
Bristow Group, Inc.
*
(Energy Equipment & Services) 86 3,500
Cable One, Inc. (Media) 16 2,377
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 711 14,291
Caleres, Inc. (Specialty Retail) 116 1,281
California Resources Corp. (Oil, Gas & Consumable
Fuels) 249 11,745
California Water Service Group (Water Utilities) 204 9,053
Calix, Inc.
*
(Communications Equipment) 122 8,347
Capitol Federal Financial, Inc. (Banks) 418 2,525
CareTrust REIT, Inc. (Health Care REITs) 384 13,305
CarMax, Inc.
*
(Specialty Retail) 528 22,127
Cars.com, Inc.
*
(Interactive Media & Services) 109 1,171
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 125 3,925
Cathay General Bancorp (Banks) 118 5,363
Celanese Corp. (Chemicals) 374 14,376
Centerspace (Residential REITs) 25 1,481
Central Garden & Pet Co.
*
(Household Products) 27 828
Central Garden & Pet Co.
*
- Class A (Household
Products) 176 4,894
Central Pacific Financial Corp. (Banks) 35 998
Century Communities, Inc. (Household Durables) 89 5,287
Certara, Inc.
*
(Health Care Technology) 412 4,792
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 42 1,143
Chesapeake Utilities Corp.
*
(Gas Utilities) 34 4,328
Clearway Energy, Inc.
*
- Class A (Independent Power/
Renewable Electricity Producers) 118 3,539
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 284 9,068
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 159 3,783
Community Financial System, Inc. (Banks) 66 3,662
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 132 2,475
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 240 4,781
CONMED Corp. (Health Care Equipment & Supplies) 106 4,664
Core Laboratories, Inc. (Energy Equipment & Services) 84 1,339
CoreCivic, Inc.
*
(Commercial Services & Supplies) 172 3,187
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 160 1,304
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 76 2,561
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 636 5,361

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
CSG Systems International, Inc. (Professional Services) 46 $ 3,600
CTS Corp. (Electronic Equipment, Instruments &
Components) 40 1,660
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 792 12,435
Customers Bancorp, Inc.
*
(Banks) 101 6,779
CVB Financial Corp. (Banks) 261 4,795
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 103 3,666
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 375 1,463
Dana, Inc. (Automobile Components) 449 9,115
Deluxe Corp. (Commercial Services & Supplies) 153 2,771
Digi International, Inc.
*
(Communications Equipment) 52 1,907
Dime Community Bancshares, Inc. (Banks) 139 3,649
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 158 8,430
DNOW, Inc.
*
(Trading Companies & Distributors) 158 2,323
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 54 2,481
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 125 3,606
DoubleVerify Holdings, Inc.
*
(Software) 205 2,333
Douglas Emmett, Inc. (Office REITs) 240 3,106
DXC Technology Co.
*
(IT Services) 612 8,691
Dynavax Technologies Corp.
*
(Biotechnology) 201 2,062
Eagle Bancorp, Inc. (Banks) 95 1,591
Easterly Government Properties, Inc.
*
(Office REITs) 147 3,178
Edgewell Personal Care Co. (Personal Care Products) 159 3,083
Element Solutions, Inc. (Chemicals) 419 11,196
Ellington Financial, Inc. (Mortgage REITs) 342 4,555
Elme Communities (Residential REITs) 124 2,040
Embecta Corp. (Health Care Equipment & Supplies) 200 2,668
Employers Holdings, Inc. (Insurance) 38 1,449
Enact Holdings, Inc.
*
(Financial Services) 78 2,786
Encore Capital Group, Inc.
*
(Consumer Finance) 79 3,285
Energizer Holdings, Inc. (Household Products) 120 2,788
Enovis Corp.
*
(Health Care Equipment & Supplies) 196 6,123
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 447 13,637
Enpro, Inc. (Machinery) 27 6,264
Enviri Corp.
*
(Commercial Services & Supplies) 276 3,370
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 47 3,439
Ethan Allen Interiors, Inc. (Household Durables) 79 1,909
Etsy, Inc.
*
(Broadline Retail) 172 10,664
EVERTEC, Inc. (Financial Services) 77 2,192
Everus Construction Group, Inc.
*
(Construction &
Engineering) 91 8,271
eXp World Holdings, Inc. (Real Estate Management &
Development) 307 3,144
Extreme Networks, Inc.
*
(Communications Equipment) 235 4,470
EZCORP, Inc.
*
- Class A (Consumer Finance) 198 3,614
FB Financial Corp. (Banks) 79 4,267
First Bancorp (Banks) 142 6,893
First Bancorp (Banks) 213 4,151
First Commonwealth Financial Corp.
*
(Banks) 189 2,890
First Financial Bancorp (Banks) 173 4,050
First Hawaiian, Inc. (Banks) 243 5,961
FMC Corp. (Chemicals) 427 6,478
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 145 7,967
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 311 3,253
Forward Air Corp.
*
(Air Freight & Logistics) 45 846
Four Corners Property Trust, Inc. (Specialized REITs) 164 3,877
Fox Factory Holding Corp.
*
(Automobile Components) 143 3,162
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 282 2,859
Franklin Electric Co., Inc. (Machinery) 51 4,833
Common Stocks, continued
Shares Value
Fresh Del Monte Produce, Inc. (Food Products) 113 $ 3,995
Fulton Financial Corp. (Banks) 330 5,732
Gates Industrial Corp. PLC
*
(Machinery) 299 6,602
Gentherm, Inc.
*
(Automobile Components) 104 3,827
Genworth Financial, Inc.
*
- Class A (Insurance) 1,403 11,841
Getty Realty Corp. (Retail REITs) 102 2,798
Gibraltar Industries, Inc.
*
(Building Products) 101 6,301
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 130 3,491
Global Net Lease, Inc. (Equity REIT - Diversified) 680 5,182
Gogo, Inc.
*
(Wireless Telecommunication Services) 139 1,265
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 68 1,374
Grid Dynamics Holdings, Inc.
*
(IT Services) 77 719
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 336 4,573
Group 1 Automotive, Inc. (Specialty Retail) 22 8,746
Guess?, Inc.
(a)
(Specialty Retail) 105 1,783
H.B. Fuller Co. (Chemicals) 184 10,556
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 195 5,403
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 570 3,768
Hanmi Financial Corp. (Banks) 102 2,693
Harmonic, Inc.
*
(Communications Equipment) 191 2,044
Hayward Holdings, Inc.
*
(Building Products) 682 11,574
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 247 4,414
HealthStream, Inc.
*
(Health Care Technology) 34 836
Heartland Express, Inc.
*
(Ground Transportation) 157 1,225
Hecla Mining Co. (Metals & Mining) 1,628 20,951
Heidrick & Struggles International, Inc. (Professional
Services) 32 1,868
Helen of Troy, Ltd.
*
(Household Durables) 79 1,472
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 202 1,357
Helmerich & Payne, Inc. (Energy Equipment &
Services) 143 3,755
Heritage Financial Corp.
*
(Banks) 116 2,574
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 425 2,180
Highwoods Properties, Inc. (Office REITs) 144 4,122
Hillenbrand, Inc. (Machinery) 241 7,616
Hilltop Holdings, Inc.
*
(Banks) 151 4,877
HNI Corp. (Commercial Services & Supplies) 76 3,110
Hope Bancorp, Inc. (Banks) 439 4,605
Horace Mann Educators Corp.
*
(Insurance) 139 6,215
Hub Group, Inc. - Class A (Air Freight & Logistics) 208 7,661
IAC Inc.
*
(Interactive Media & Services) 231 7,443
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 117 2,654
Independent Bank Corp. (Banks) 170 11,438
Ingevity Corp.
*
(Chemicals) 61 3,277
Innospec, Inc. (Chemicals) 42 3,090
Innovative Industrial Properties, Inc. (Industrial REITs) 30 1,505
Innovex International, Inc.
*
(Energy Equipment &
Services) 132 2,649
Innoviva, Inc.
*
(Pharmaceuticals) 92 1,674
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 108 10,800
Insteel Industries, Inc. (Building Products) 67 2,093
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 229 2,750
International Seaways, Inc.
*
(Oil, Gas & Consumable
Fuels) 59 3,023
J & J Snack Foods Corp. (Food Products) 24 2,032
Jackson Financial, Inc. - Class A (Financial Services) 238 23,993

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
JBG SMITH Properties (Office REITs) 211 $ 4,112
JetBlue Airways Corp.
*
(Passenger Airlines) 995 4,180
John B. Sanfilippo & Son, Inc.
*
(Food Products) 31 1,946
John Bean Technologies Corp. (Machinery) 103 12,988
John Wiley & Sons, Inc. - Class A (Media) 57 2,102
Kaiser Aluminum Corp.
*
(Metals & Mining) 54 4,889
Kennametal, Inc. (Machinery) 260 5,707
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 259 1,958
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 82 3,158
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 187 1,522
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 293 6,918
Kohl's Corp. (Broadline Retail) 383 6,231
Koppers Holdings, Inc.
*
(Chemicals) 68 1,919
Korn Ferry (Professional Services) 68 4,400
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 178 7,108
Lakeland Financial Corp. (Banks) 40 2,282
La-Z-Boy, Inc. (Household Durables) 141 4,470
LCI Industries (Automobile Components) 83 8,590
Leggett & Platt, Inc. (Household Durables) 463 4,324
Lexington Realty Trust (Industrial REITs) 1,012 9,604
LGI Homes, Inc.
*
(Household Durables) 70 2,857
Liberty Energy, Inc. (Energy Equipment & Services) 249 4,509
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 30 5,739
Lincoln National Corp. (Insurance) 577 24,234
Lindsay Corp. (Machinery) 20 2,225
LiveRamp Holdings, Inc.
*
(Software) 108 2,953
LTC Properties, Inc. (Health Care REITs) 84 2,947
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 1,581 16,253
M/I Homes, Inc.
*
(Household Durables) 42 5,258
Mack-Cali Realty Corp. (Residential REITs) 159 2,283
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 228 5,121
ManpowerGroup, Inc. (Professional Services) 158 4,844
Marcus & Millichap, Inc. (Real Estate Management &
Development) 83 2,424
MarineMax, Inc.
*
(Specialty Retail) 65 1,610
MarketAxess Holdings, Inc. (Capital Markets) 128 20,487
Marten Transport, Ltd. (Ground Transportation) 198 2,030
Masterbrand, Inc.
*
(Building Products) 434 5,481
Materion Corp. (Metals & Mining) 71 8,139
Matson, Inc. (Marine Transportation) 39 3,937
Matthews International Corp.
*
- Class A (Commercial
Services & Supplies) 105 2,459
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 279 4,227
MDU Resources Group, Inc.
*
(Construction &
Engineering) 699 13,407
Medical Properties Trust, Inc.
(a)
(Health Care REITs) 1,686 8,717
Mednax, Inc.
*
(Health Care Providers & Services) 292 4,955
Mercury Systems, Inc.
*
(Aerospace & Defense) 180 13,934
Meritage Homes Corp. (Household Durables) 243 16,416
MGE Energy, Inc. (Electric Utilities) 47 3,895
MGP Ingredients, Inc.
*
(Beverages) 48 1,162
Middlesex Water Co. (Water Utilities) 31 1,782
MillerKnoll, Inc. (Commercial Services & Supplies) 232 3,624
Millrose Properties Inc
*(a)
(Specialized REITs) 411 13,238
Minerals Technologies, Inc. (Chemicals) 107 6,072
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 178 995
Moelis & Co. - Class A (Capital Markets) 124 7,853
Monro, Inc. (Specialty Retail) 103 1,509
MYR Group, Inc.
*
(Construction & Engineering) 23 5,007
Common Stocks, continued
Shares Value
Myriad Genetics, Inc.
*
(Biotechnology) 318 $ 2,557
N-able, Inc.
*
(Software) 144 1,128
National Bank Holdings Corp. - Class A (Banks) 72 2,568
National Beverage Corp.
*
(Beverages) 38 1,302
National HealthCare Corp. (Health Care Providers &
Services) 15 1,792
National Presto Industries, Inc.
*
(Aerospace & Defense) 18 1,925
National Vision Holdings, Inc.
*
(Specialty Retail) 270 6,953
Navient Corp.
*
(Consumer Finance) 235 2,874
NBT Bancorp, Inc. (Banks) 100 4,047
NCR Atleos Corp.
*
(Financial Services) 141 5,203
NCR Voyix Corp.
*(a)
(Software) 473 5,396
Neogen Corp.
*
(Health Care Equipment & Supplies) 742 4,578
NeoGenomics, Inc.
*
(Health Care Providers & Services) 244 2,384
NetScout Systems, Inc.
*
(Communications Equipment) 233 6,477
Newell Brands, Inc. (Household Durables) 1,434 4,876
Noble Corp. PLC
*
(Energy Equipment & Services) 158 4,638
Northwest Bancshares, Inc. (Banks) 500 5,855
Northwest Natural Holding Co.
*
(Gas Utilities) 140 6,374
OFG Bancorp (Banks) 63 2,436
O-I Glass, Inc.
*
(Containers & Packaging) 527 5,950
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 157 5,270
Organon & Co. (Pharmaceuticals) 889 6,001
Otter Tail Corp. (Electric Utilities) 79 6,100
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 48 1,769
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 153 3,271
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 112 5,691
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 173 6,917
Park National Corp. (Banks) 16 2,435
Patrick Industries, Inc. (Automobile Components) 59 6,158
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 1,199 7,519
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 39 2,378
Peabody Energy Corp.
*
(Oil, Gas & Consumable Fuels) 415 11,379
Pebblebrook Hotel Trust (Hotel & Resort REITs) 203 2,123
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 163 3,630
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 480 7,901
PennyMac Mortgage Investment Trust (Mortgage
REITs) 298 3,588
Perdoceo Education Corp. (Diversified Consumer
Services) 98 3,112
Phillips Edison & Co., Inc. (Retail REITs) 240 8,121
Phinia, Inc. (Automobile Components) 66 3,426
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 119 2,844
Pitney Bowes, Inc. (Commercial Services & Supplies) 288 2,845
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 29 4,057
PRA Group, Inc.
*
(Consumer Finance) 133 1,823
Premier, Inc. - Class A (Health Care Providers &
Services) 281 7,902
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 68 4,121
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 86 9,884
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 122 2,965
ProAssurance Corp.
*
(Insurance) 175 4,191
Progyny, Inc.
*
(Health Care Providers & Services) 137 2,563
Proto Labs, Inc.
*
(Machinery) 82 4,080

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
Provident Financial Services, Inc. (Banks) 447 $ 8,176
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 288 27,336
Quaker Chemical Corp. (Chemicals) 47 6,528
Quanex Building Products Corp. (Building Products) 157 2,231
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 232 6,262
Radian Group, Inc. (Financial Services) 255 8,655
Ralliant Corp.
*
(Electrical Equipment) 385 16,909
Ready Capital Corp. (Mortgage REITs) 529 1,550
Redwood Trust, Inc. (Mortgage REITs) 443 2,352
Renasant Corp. (Banks) 325 10,929
Resideo Technologies, Inc.
*
(Building Products) 468 20,031
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 97 3,107
Reynolds Consumer Products, Inc. (Household Products) 133 3,251
Robert Half, Inc. (Professional Services) 342 8,957
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 57 4,990
RPC, Inc. (Energy Equipment & Services) 147 764
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 80 3,953
RXO, Inc.
*
(Ground Transportation) 298 5,284
S&T Bancorp, Inc.
*
(Banks) 61 2,235
Safehold, Inc. (Specialized REITs) 158 2,280
Safety Insurance Group, Inc. (Insurance) 50 3,437
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 338 5,107
Sandisk Corp.
*
(Semiconductors) 472 94,084
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 95 13,020
Saul Centers, Inc. (Retail REITs) 20 592
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 71 3,046
Schneider National, Inc.
*
- Class B (Ground
Transportation) 170 3,633
Scholastic Corp. (Media) 78 2,236
Schrodinger, Inc.
*
(Health Care Technology) 90 1,894
Seacoast Banking Corp. of Florida (Banks) 296 8,969
Sealed Air Corp. (Containers & Packaging) 306 10,254
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 19 920
Select Medical Holdings Corp. (Health Care Providers
& Services) 377 5,214
Sensient Technologies Corp. (Chemicals) 69 6,506
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 156 1,922
Shoe Carnival, Inc. (Specialty Retail) 61 1,118
Shutterstock, Inc. (Interactive Media & Services) 83 2,077
Signet Jewelers, Ltd. (Specialty Retail) 141 13,938
Simmons First National Corp. - Class A (Banks) 495 8,603
SiriusPoint, Ltd.
*
(Insurance) 355 6,461
SITE Centers Corp.
*
(Retail REITs) 180 1,319
SJW Group
*
(Water Utilities) 112 5,180
SL Green Realty Corp. (Office REITs) 73 3,749
SM Energy Co. (Oil, Gas & Consumable Fuels) 197 4,115
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 142 4,983
Sonic Automotive, Inc. - Class A (Specialty Retail) 50 3,177
Sonos, Inc.
*
(Household Durables) 413 7,091
Southside Bancshares, Inc.
*
(Banks) 97 2,728
Sprinklr, Inc.
*
- Class A (Software) 258 1,992
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 73 1,889
Standard Motor Products, Inc. (Automobile
Components) 72 2,673
Standex International Corp. (Machinery) 14 3,265
Common Stocks, continued
Shares Value
Stellar Bancorp, Inc. (Banks) 158 $ 4,650
Stepan Co. (Chemicals) 74 3,208
StepStone Group, Inc. - Class A (Capital Markets) 106 6,453
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 85 2,882
Stewart Information Services Corp. (Insurance) 96 6,554
StoneX Group, Inc.
*
(Capital Markets) 75 6,894
Strategic Education, Inc. (Diversified Consumer
Services) 81 6,155
Sturm Ruger & Co., Inc.
*
(Leisure Products) 55 2,333
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 185 951
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 183 2,247
SunCoke Energy, Inc. (Metals & Mining) 290 2,323
Sunrun, Inc.
*
(Electrical Equipment) 788 16,359
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 94 5,182
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 442 4,336
Tanger, Inc. (Retail REITs) 128 4,168
TEGNA, Inc.
*
(Media) 550 10,818
Teleflex, Inc. (Health Care Equipment & Supplies) 151 18,796
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 336 13,043
Tennant Co. (Machinery) 64 5,120
Teradata Corp.
*
(Software) 210 4,379
Terreno Realty Corp. (Industrial REITs) 180 10,283
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 116 5,372
The Buckle, Inc. (Specialty Retail) 51 2,795
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 53 2,639
The Chemours Co. (Chemicals) 511 6,842
The Macerich Co. (Retail REITs) 294 5,042
The Simply Good Foods Co.
*
(Food Products) 170 3,327
The Wendy's Co. (Hotels, Restaurants & Leisure) 298 2,545
The Western Union Co. (Financial Services) 1,105 10,310
Thryv Holdings, Inc.
*
(Media) 90 694
TimkenSteel Corp. (Metals & Mining) 123 2,164
Titan International, Inc.
*
(Machinery) 164 1,238
Tompkins Financial Corp.
*
(Banks) 26 1,650
Tootsie Roll Industries, Inc.
*
(Food Products) 29 1,023
Topgolf Callaway Brands Corp.
*
(Leisure Products) 479 4,506
TreeHouse Foods, Inc.
*
(Food Products) 152 2,766
Tri Pointe Homes, Inc.
*
(Household Durables) 146 4,650
TripAdvisor, Inc.
*
(Interactive Media & Services) 131 2,104
Triumph Financial, Inc.
*
(Banks) 30 1,634
TrustCo Bank Corp.
*
(Banks) 65 2,451
Trustmark Corp. (Banks) 207 7,705
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 169 11,357
Two Harbors Investment Corp.
*
(Mortgage REITs) 357 3,470
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 26 2,243
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor
Equipment)
155 4,249
UniFirst Corp. (Commercial Services & Supplies) 28 4,322
United Community Banks, Inc. (Banks) 415 12,117
United Fire Group, Inc. (Insurance) 75 2,267
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 207 7,794
Uniti Group, Inc.
*
(Specialized REITs) 327 1,884
Unitil Corp. (Multi-Utilities) 37 1,804
Universal Corp.
*
(Tobacco) 85 4,308
Universal Health Realty Income Trust
*
(Health Care
REITs) 22 841
Upbound Group, Inc.
*
(Specialty Retail) 179 3,469

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Small-Cap Value ProFund
Common Stocks, continued
Shares Value
Urban Edge Properties (Retail REITs) 172 $ 3,308
Urban Outfitters, Inc.
*
(Specialty Retail) 101 6,526
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 206 5,923
Vestis Corp. (Commercial Services & Supplies) 384 2,016
Viasat, Inc.
*
(Communications Equipment) 459 18,277
Viavi Solutions, Inc.
*
(Communications Equipment) 435 7,700
Vicor Corp.
*
(Electrical Equipment) 34 3,085
Victoria's Secret & Co.
*
(Specialty Retail) 273 9,623
Victory Capital Holdings, Inc.
*
- Class A (Capital
Markets) 35 2,179
Vir Biotechnology, Inc.
*
(Biotechnology) 324 1,931
Virtus Investment Partners, Inc. (Capital Markets) 13 2,117
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 423 7,183
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 100 1,571
Walker & Dunlop, Inc. (Financial Services) 116 9,271
Washington Federal, Inc. (Banks) 269 7,809
Waystar Holding Corp.
*
(Health Care Technology) 141 5,054
WD-40 Co. (Household Products) 18 3,497
Werner Enterprises, Inc.
*
(Ground Transportation) 205 5,371
Westamerica Bancorp
*
(Banks) 39 1,858
Whitestone REIT
*
(Retail REITs) 77 966
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 237 5,155
Winnebago Industries, Inc. (Automobiles) 96 3,620
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 89 2,020
World Acceptance Corp.
*
(Consumer Finance) 11 1,402
World Kinect Corp. (Oil, Gas & Consumable Fuels) 190 4,912
Worthington Enterprises, Inc.
*
(Household Durables) 107 6,002
Worthington Steel, Inc.
*
(Metals & Mining) 111 3,551
WSFS Financial Corp. (Banks) 103 5,365
Xencor, Inc.
*
(Biotechnology) 141 2,074
Yelp, Inc.
*
(Interactive Media & Services) 92 3,034
Ziff Davis, Inc.
*
(Interactive Media & Services) 140 4,746
TOTAL COMMON STOCKS
  (Cost $1,905,108) 2,469,790
Collateral for Securities Loaned
(b)
( 1.6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(c)
40,463 40,463
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $40,463) 40,463
TOTAL INVESTMENT SECURITIES
  (Cost $1,945,571)— 102.0% 2,510,253
Net other assets (liabilities) —  (2.0)% (50,159)
NET ASSETS — 100.0% $ 2,460,094
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $38,032.
(b)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust
Small-Cap Value ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 26,891 1.1%
Air Freight & Logistics 8,507 0.3%
Automobile Components 77,682 3.2%
Automobiles 3,620 0.1%
Banks 248,330 10.1%
Beverages 2,464 0.1%
Biotech & Pharma 5,155 0.2%
Biotechnology 30,061 1.2%
Broadline Retail 16,895 0.7%
Building Products 50,834 2.1%
Capital Markets 59,059 2.4%
Chemicals 81,758 3.3%
Commercial Services & Supplies 45,300 1.8%
Communications Equipment 49,222 2.0%
Construction & Engineering 32,805 1.3%
Consumer Finance 22,959 0.9%
Consumer Staples Distribution & Retail 27,623 1.2%
Containers & Packaging 16,204 0.7%
Diversified Consumer Services 10,262 0.4%
Diversified Telecommunication Services 18,175 0.7%
Electric Utilities 9,995 0.4%
Electrical Equipment 36,353 1.5%
Electronic Equipment, Instruments & Components 87,552 3.6%
Energy Equipment & Services 30,030 1.2%
Equity REIT - Diversified 11,093 0.5%
Financial Services 67,813 2.8%
Food Products 15,089 0.6%
Gas Utilities 10,702 0.4%
Ground Transportation 25,519 1.0%
Health Care Equipment & Supplies 54,766 2.2%
Health Care Providers & Services 58,785 2.4%
Health Care REITs 25,810 1.0%
Health Care Technology 12,576 0.5%
Hotel & Resort REITs 7,382 0.3%
Hotels, Restaurants & Leisure 42,299 1.7%
Household Durables 64,612 2.6%
Household Products 15,258 0.6%
Independent Power/Renewable Electricity Producers 12,607 0.5%
Industrial REITs 21,392 0.9%
Insurance 74,337 3.0%
Interactive Media & Services 22,247 1.0%
IT Services 9,410 0.4%
Leisure Products 10,010 0.4%
Life Sciences Tools & Services 6,890 0.3%
Machinery 70,017 2.8%
Marine Transportation 3,937 0.2%
Media 18,227 0.7%
Metals & Mining 44,443 1.8%
Mortgage REITs 49,173 2.0%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Small-Cap Value ProFund
Value
% of Net
Assets
Multi-Utilities $ 12,344 0.5%
Office REITs 20,308 0.8%
Oil, Gas & Consumable Fuels 74,492 3.0%
Passenger Airlines 9,287 0.4%
Personal Care Products 3,083 0.1%
Pharmaceuticals 27,136 1.1%
Professional Services 23,669 1.0%
Real Estate Management & Development 19,961 0.8%
Residential REITs 5,804 0.2%
Retail REITs 28,965 1.2%
Semiconductors 94,084 3.8%
Semiconductors & Semiconductor Equipment 105,967 4.2%
Software 27,364 1.1%
Specialized REITs 21,279 0.9%
Specialty Retail 135,454 5.6%
Technology Hardware, Storage & Peripherals 1,304 0.1%
Technology Services 11,743 0.5%
Textiles, Apparel & Luxury Goods 17,855 0.7%
Tobacco 4,308 0.2%
Trading Companies & Distributors 38,224 1.6%
Water Utilities 20,721 0.9%
Wireless Telecommunication Services 14,308 0.6%
Other
**
(9,696) (0.4)%
Total $ 2,460,094 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Technology UltraSector ProFund
Common Stocks (74.2%)
Shares Value
Accenture PLC - Class A (IT Services) 4,282 $ 1,070,928
Adobe, Inc.
*
(Software) 2,916 992,344
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 11,156 2,857,275
Akamai Technologies, Inc.
*
(IT Services) 986 74,049
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 8,393 1,169,480
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 3,411 798,617
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 36,550 9,882,024
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 5,516 1,285,780
AppLovin Corp.
*
- Class A (Software) 1,861 1,186,071
Arista Networks, Inc.
*
(Communications Equipment) 7,085 1,117,234
Autodesk, Inc.
*
(Software) 1,471 443,271
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 11,584 4,281,794
Cadence Design Systems, Inc.
*
(Software) 1,873 634,366
CDW Corp. (Electronic Equipment, Instruments &
Components) 901 143,592
Cisco Systems, Inc. (Communications Equipment) 27,222 1,990,200
Cognizant Technology Solutions Corp. - Class A (IT
Services) 3,357 244,658
Corning, Inc. (Electronic Equipment, Instruments &
Components) 5,359 477,380
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,713 930,176
Datadog, Inc.
*
- Class A (Software) 2,222 361,764
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 2,084 337,629
EPAM Systems, Inc.
*
(IT Services) 383 62,636
F5, Inc.
*
(Communications Equipment) 395 99,955
Fair Isaac Corp.
*
(Software) 165 273,822
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 737 196,735
Fortinet, Inc.
*
(Software) 4,477 386,947
Gartner, Inc.
*
(IT Services) 521 129,385
Gen Digital, Inc. (Software) 3,853 101,565
GoDaddy, Inc.
*
- Class A (IT Services) 952 126,740
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 9,020 220,268
HP, Inc. (Technology Hardware, Storage & Peripherals) 6,457 178,665
Intel Corp. (Semiconductors & Semiconductor
Equipment) 30,088 1,203,219
International Business Machines Corp. (IT Services) 6,403 1,968,346
Intuit, Inc. (Software) 1,918 1,280,361
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 738 163,017
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,183 216,442
KLA Corp. (Semiconductors & Semiconductor
Equipment) 907 1,096,327
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 8,700 1,369,902
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,710 231,578
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 7,693 1,721,463
Microsoft Corp. (Software) 18,307 9,479,549
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 329 330,645
Motorola Solutions, Inc. (Communications Equipment) 1,145 465,683
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 1,376 162,065
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 60,094 12,168,433
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,733 $ 362,405
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,811 140,775
Oracle Corp. (Software) 9,864 2,590,385
Palantir Technologies, Inc.
*
- Class A (Software) 15,634 3,134,148
Palo Alto Networks, Inc.
*
(Software) 4,591 1,011,122
PTC, Inc.
*
(Software) 823 163,398
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 7,414 1,341,193
Roper Technologies, Inc. (Software) 740 330,151
Salesforce, Inc. (Software) 6,572 1,711,415
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,462 374,097
ServiceNow, Inc.
*
(Software) 1,430 1,314,570
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 1,020 79,274
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 3,446 179,054
Synopsys, Inc.
*
(Software) 1,273 577,713
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 2,031 501,677
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 322 169,636
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 1,093 198,664
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 6,250 1,009,125
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,636 130,471
Tyler Technologies, Inc.
*
(Software) 297 141,449
VeriSign, Inc. (IT Services) 578 138,604
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 2,385 358,251
Workday, Inc.
*
- Class A (Software) 1,485 356,281
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 350 94,238
TOTAL COMMON STOCKS
  (Cost $36,638,577) 80,320,476
Repurchase Agreements
(a)(b)
( 23.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $25,147,752 $ 25,145,000 25,145,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,145,000) 25,145,000
TOTAL INVESTMENT SECURITIES
  (Cost $61,783,577)— 97.4% 105,465,476
Net other assets (liabilities) —  2.6% 2,809,120
NET ASSETS — 100.0% $ 108,274,596
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $14,574,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Technology UltraSector ProFund
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 11/24/25 4.62% $ 41,615,606 $ 1,561,682
S&P Technology Select Sector
Index UBS AG 11/24/25 4.67% 40,895,120 1,457,939
$82,510,726 $3,019,621
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Technology UltraSector ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Communications Equipment $ 3,673,072 3.4%
Electronic Equipment, Instruments & Components 3,065,933 2.9%
IT Services 3,815,346 3.5%
Semiconductors & Semiconductor Equipment 30,673,204 28.3%
Software 27,400,868 25.3%
Technology Hardware, Storage & Peripherals 11,692,053 10.8%
Other
**
27,954,120 25.8%
Total $ 108,274,596 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBear ProFund
Repurchase Agreements
(a)(b)
( 98.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $4,515,494 $ 4,515,000 $ 4,515,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,515,000) 4,515,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,515,000)— 98.5% 4,515,000
Net other assets (liabilities) —  1.5% 70,539
NET ASSETS — 100.0% $ 4,585,539
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,316,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 2 12/22/25 $ (687,400) $ (29,767)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 11/28/25 (4.37)% $ (4,056,239) $ 23,882
S&P 500 UBS AG 11/28/25 (4.27)% (4,425,609) 23,754
$(8,481,848) $47,636
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraBull ProFund
Common Stocks (73.3%)
Shares Value
3M Co. (Industrial Conglomerates) 1,222 $ 203,463
A.O. Smith Corp. (Building Products) 263 17,355
Abbott Laboratories (Health Care Equipment &
Supplies) 3,992 493,490
AbbVie, Inc. (Biotechnology) 4,052 883,499
Accenture PLC - Class A (IT Services) 1,429 357,393
Adobe, Inc.
*
(Software) 972 330,781
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,721 953,023
Aflac, Inc. (Insurance) 1,104 118,338
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 650 95,134
Air Products & Chemicals, Inc. (Chemicals) 511 123,963
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 984 124,515
Akamai Technologies, Inc.
*
(IT Services) 329 24,708
Albemarle Corp. (Chemicals) 269 26,424
Alexandria Real Estate Equities, Inc. (Office REITs) 355 20,668
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 155 21,371
Allegion PLC (Building Products) 197 32,657
Alliant Energy Corp. (Electric Utilities) 589 39,357
Allstate Corp. (Insurance) 604 115,678
Alphabet, Inc. - Class A (Interactive Media & Services) 13,339 3,750,793
Alphabet, Inc. - Class C (Interactive Media & Services) 10,711 3,018,574
Altria Group, Inc. (Tobacco) 3,851 217,119
Amazon.com, Inc.
*
(Broadline Retail) 22,258 5,435,849
Amcor PLC (Containers & Packaging) 5,289 41,783
Ameren Corp. (Multi-Utilities) 620 63,252
American Electric Power Co., Inc. (Electric Utilities) 1,228 147,679
American Express Co. (Consumer Finance) 1,245 449,109
American International Group, Inc. (Insurance) 1,271 100,358
American Tower Corp. - Class A (Specialized REITs) 1,074 192,224
American Water Works Co., Inc. (Water Utilities) 448 57,537
Ameriprise Financial, Inc. (Capital Markets) 215 97,346
AMETEK, Inc. (Electrical Equipment) 530 107,118
Amgen, Inc. (Biotechnology) 1,235 368,561
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 2,799 390,013
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,137 266,206
Aon PLC - Class A (Insurance) 495 168,637
APA Corp. (Oil, Gas & Consumable Fuels) 819 18,550
Apollo Global Management, Inc. (Financial Services) 1,055 131,147
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 34,035 9,202,042
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 1,840 428,904
AppLovin Corp.
*
- Class A (Software) 620 395,145
Aptiv PLC
*
(Automobile Components) 499 40,469
Arch Capital Group, Ltd.
*
(Insurance) 852 73,536
Archer-Daniels-Midland Co. (Food Products) 1,102 66,704
Arista Networks, Inc.
*
(Communications Equipment) 2,364 372,779
Arthur J. Gallagher & Co. (Insurance) 588 146,700
Assurant, Inc. (Insurance) 115 24,348
AT&T, Inc. (Diversified Telecommunication Services) 16,400 405,900
Atmos Energy Corp. (Gas Utilities) 369 63,365
Autodesk, Inc.
*
(Software) 490 147,657
Automatic Data Processing, Inc. (Professional Services) 930 242,079
AutoZone, Inc.
*
(Specialty Retail) 38 139,628
AvalonBay Communities, Inc. (Residential REITs) 327 56,872
Avery Dennison Corp. (Containers & Packaging) 180 31,480
Axon Enterprise, Inc.
*
(Aerospace & Defense) 181 132,534
Baker Hughes Co. (Energy Equipment & Services) 2,261 109,455
Ball Corp. (Containers & Packaging) 624 29,328
Bank of America Corp. (Banks) 15,628 835,316
Baxter International, Inc. (Health Care Equipment &
Supplies) 1,177 21,739
Common Stocks, continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 657 $ 117,412
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 4,204 2,007,579
Best Buy Co., Inc. (Specialty Retail) 451 37,045
Biogen, Inc.
*
(Biotechnology) 337 51,989
Bio-Techne Corp. (Life Sciences Tools & Services) 358 22,400
BlackRock, Inc. (Capital Markets) 330 357,327
Blackstone, Inc. (Capital Markets) 1,690 247,822
Block, Inc.
*
(Financial Services) 1,261 95,760
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 74 375,753
Boston Properties, Inc. (Office REITs) 339 24,134
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 3,398 342,247
Bristol-Myers Squibb Co. (Pharmaceuticals) 4,669 215,101
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 10,786 3,986,829
Broadridge Financial Solutions, Inc. (Professional
Services) 268 59,067
Brown & Brown, Inc. (Insurance) 672 53,585
Brown-Forman Corp. - Class B (Beverages) 402 10,946
Builders FirstSource, Inc.
*
(Building Products) 252 29,275
Bunge Global SA (Food Products) 321 30,367
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 271 41,731
Cadence Design Systems, Inc.
*
(Software) 624 211,343
Camden Property Trust (Residential REITs) 246 24,472
Campbell Soup Co. (Food Products) 451 13,589
Capital One Financial Corp. (Consumer Finance) 1,466 322,505
Cardinal Health, Inc. (Health Care Providers & Services) 547 104,351
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 2,489 71,758
Carrier Global Corp. (Building Products) 1,834 109,105
Caterpillar, Inc. (Machinery) 1,074 619,977
Cboe Global Markets, Inc. (Capital Markets) 240 58,954
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 672 102,433
CDW Corp. (Electronic Equipment, Instruments &
Components) 301 47,970
Cencora, Inc. (Health Care Providers & Services) 445 150,325
Centene Corp.
*
(Health Care Providers & Services) 1,069 37,811
CenterPoint Energy, Inc. (Multi-Utilities) 1,496 57,207
CF Industries Holdings, Inc. (Chemicals) 372 30,984
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 113 20,348
Charter Communications, Inc.
*
- Class A (Media) 212 49,574
Chevron Corp. (Oil, Gas & Consumable Fuels) 4,413 696,018
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 3,075 97,447
Chubb, Ltd. (Insurance) 851 235,676
Church & Dwight Co., Inc. (Household Products) 559 49,019
Cincinnati Financial Corp. (Insurance) 358 55,343
Cintas Corp. (Commercial Services & Supplies) 785 143,867
Cisco Systems, Inc. (Communications Equipment) 9,082 663,984
Citigroup, Inc. (Banks) 4,222 427,393
Citizens Financial Group, Inc. (Banks) 988 50,260
CME Group, Inc. (Capital Markets) 827 219,560
CMS Energy Corp. (Multi-Utilities) 687 50,529
Cognizant Technology Solutions Corp. - Class A (IT
Services) 1,121 81,698
Coinbase Global, Inc.
*
- Class A (Capital Markets) 518 178,078
Colgate-Palmolive Co. (Household Products) 1,853 142,773
Comcast Corp. - Class A (Media) 8,445 235,068
Conagra Brands, Inc. (Food Products) 1,099 18,892
ConocoPhillips (Oil, Gas & Consumable Fuels) 2,865 254,584
Consolidated Edison, Inc. (Multi-Utilities) 829 80,753
Constellation Brands, Inc. - Class A (Beverages) 328 43,093
Constellation Energy Corp. (Electric Utilities) 716 269,932
Copart, Inc.
*
(Commercial Services & Supplies) 2,039 87,697

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks, continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 1,786 $ 159,097
Corpay, Inc.
*
(Software) 160 41,656
Corteva, Inc. (Chemicals) 1,558 95,724
CoStar Group, Inc.
*
(Real Estate Management &
Development) 972 66,883
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 1,016 926,033
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 1,751 41,429
Crowdstrike Holdings, Inc.
*
- Class A (Software) 572 310,602
Crown Castle International Corp. (Specialized REITs) 999 90,130
CSX Corp. (Ground Transportation) 4,275 153,986
Cummins, Inc. (Machinery) 316 138,307
CVS Health Corp. (Health Care Providers & Services) 2,909 227,338
D.R. Horton, Inc. (Household Durables) 637 94,965
Danaher Corp. (Life Sciences Tools & Services) 1,460 314,455
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 268 48,280
Datadog, Inc.
*
- Class A (Software) 741 120,642
DaVita, Inc.
*
(Health Care Providers & Services) 82 9,760
Dayforce, Inc.
*
(Professional Services) 367 25,228
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 341 27,792
Deere & Co. (Machinery) 577 266,361
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 695 112,597
Delta Air Lines, Inc. (Passenger Airlines) 1,486 85,267
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 1,455 47,273
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 898 52,282
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 431 61,715
Digital Realty Trust, Inc. (Specialized REITs) 736 125,422
Dollar General Corp. (Consumer Staples Distribution &
Retail) 506 49,922
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 446 44,208
Dominion Energy, Inc. (Multi-Utilities) 1,957 114,856
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 71 28,291
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 850 216,215
Dover Corp. (Machinery) 315 57,160
Dow, Inc. (Chemicals) 1,626 38,780
DTE Energy Co. (Multi-Utilities) 476 64,517
Duke Energy Corp. (Electric Utilities) 1,782 221,503
DuPont de Nemours, Inc. (Chemicals) 960 78,384
Eastman Chemical Co. (Chemicals) 262 15,594
Eaton Corp. PLC (Electrical Equipment) 893 340,733
eBay, Inc. (Broadline Retail) 1,049 85,294
Ecolab, Inc. (Chemicals) 585 149,994
Edison International (Electric Utilities) 883 48,901
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 1,345 110,895
Electronic Arts, Inc. (Entertainment) 516 103,231
Elevance Health, Inc. (Health Care Providers &
Services) 516 163,675
Eli Lilly & Co. (Pharmaceuticals) 1,824 1,573,858
EMCOR Group, Inc. (Construction & Engineering) 104 70,281
Emerson Electric Co. (Electrical Equipment) 1,291 180,185
Entergy Corp. (Electric Utilities) 1,024 98,396
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 1,253 132,618
EPAM Systems, Inc.
*
(IT Services) 128 20,933
EQT Corp. (Oil, Gas & Consumable Fuels) 1,431 76,673
Equifax, Inc. (Professional Services) 285 60,164
Equinix, Inc. (Specialized REITs) 224 189,506
Equity Residential (Residential REITs) 798 47,433
Erie Indemnity Co. - Class A (Insurance) 58 16,973
Common Stocks, continued
Shares Value
Essex Property Trust, Inc. (Residential REITs) 149 $ 37,514
Everest Group, Ltd. (Insurance) 96 30,194
Evergy, Inc. (Electric Utilities) 528 40,556
Eversource Energy (Electric Utilities) 851 62,812
Exelon Corp. (Electric Utilities) 2,316 106,814
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 546 56,407
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 271 59,620
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 313 38,155
Extra Space Storage, Inc. (Specialized REITs) 486 64,900
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 9,777 1,118,098
F5, Inc.
*
(Communications Equipment) 132 33,403
FactSet Research Systems, Inc. (Capital Markets) 86 22,945
Fair Isaac Corp.
*
(Software) 56 92,934
Fastenal Co. (Trading Companies & Distributors) 2,631 108,266
Federal Realty Investment Trust (Retail REITs) 181 17,410
FedEx Corp. (Air Freight & Logistics) 499 126,656
Fidelity National Information Services, Inc. (Financial
Services) 1,199 74,961
Fifth Third Bancorp (Banks) 1,519 63,221
First Horizon Corp. (Banks) —
(a)
6
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 246 65,667
FirstEnergy Corp. (Electric Utilities) 1,191 54,584
Fiserv, Inc.
*
(Financial Services) 1,247 83,162
Ford Motor Co. (Automobiles) 8,968 117,750
Fortinet, Inc.
*
(Software) 1,496 129,299
Fortive Corp. (Machinery) 775 39,014
Fox Corp. - Class A (Media) 482 31,161
Fox Corp. - Class B (Media) 301 17,581
Franklin Resources, Inc. (Capital Markets) 702 15,872
Freeport-McMoRan, Inc. (Metals & Mining) 3,292 137,276
Garmin, Ltd. (Household Durables) 377 80,655
Gartner, Inc.
*
(IT Services) 173 42,963
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 1,048 78,548
GE Vernova, Inc. (Electrical Equipment) 624 365,127
Gen Digital, Inc. (Software) 1,284 33,846
Generac Holdings, Inc.
*
(Electrical Equipment) 135 22,683
General Dynamics Corp. (Aerospace & Defense) 580 200,042
General Electric Co. (Industrial Conglomerates) 2,434 751,985
General Mills, Inc. (Food Products) 1,226 57,144
General Motors Co. (Automobiles) 2,184 150,893
Genuine Parts Co. (Distributors) 319 40,612
Gilead Sciences, Inc. (Biotechnology) 2,846 340,922
Global Payments, Inc. (Financial Services) 557 43,312
Globe Life, Inc. (Insurance) 187 24,592
GoDaddy, Inc.
*
- Class A (IT Services) 318 42,335
Halliburton Co. (Energy Equipment & Services) 1,955 52,472
Hasbro, Inc. (Leisure Products) 303 23,122
HCA Healthcare, Inc. (Health Care Providers &
Services) 377 173,299
Healthpeak Properties, Inc. (Health Care REITs) 1,593 28,594
Henry Schein, Inc.
*
(Health Care Providers & Services) 237 14,978
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 3,011 73,529
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 539 138,501
Hologic, Inc.
*
(Health Care Equipment & Supplies) 510 37,694
Honeywell International, Inc. (Industrial Conglomerates) 1,456 293,136
Hormel Foods Corp. (Food Products) 668 14,422
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,465 23,469
Howmet Aerospace, Inc. (Aerospace & Defense) 924 190,298
HP, Inc. (Technology Hardware, Storage & Peripherals) 2,156 59,657
Hubbell, Inc. (Electrical Equipment) 122 57,340

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraBull ProFund
Common Stocks, continued
Shares Value
Humana, Inc. (Health Care Providers & Services) 276 $ 76,780
Huntington Bancshares, Inc. (Banks) 3,362 51,909
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 89 28,660
IDEX Corp. (Machinery) 173 29,663
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 184 115,830
Illinois Tool Works, Inc. (Machinery) 608 148,303
Incyte Corp.
*
(Biotechnology) 378 35,335
Ingersoll Rand, Inc. (Machinery) 830 63,354
Insulet Corp.
*
(Health Care Equipment & Supplies) 160 50,082
Intel Corp. (Semiconductors & Semiconductor
Equipment) 10,038 401,420
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 1,020 71,767
Intercontinental Exchange, Inc. (Capital Markets) 1,314 192,225
International Business Machines Corp. (IT Services) 2,137 656,936
International Flavors & Fragrances, Inc. (Chemicals) 588 37,026
International Paper Co. (Containers & Packaging) 1,211 46,793
Intuit, Inc. (Software) 641 427,900
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 824 440,246
Invesco, Ltd. (Capital Markets) 1,022 24,221
Invitation Homes, Inc. (Residential REITs) 1,293 36,398
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 391 84,636
Iron Mountain, Inc. (Specialized REITs) 676 69,594
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 174 29,382
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 246 54,339
Jack Henry & Associates, Inc. (Financial Services) 167 24,873
Jacobs Solutions, Inc. (Professional Services) 274 42,692
Johnson & Johnson (Pharmaceuticals) 5,524 1,043,318
Johnson Controls International PLC (Building Products) 1,500 171,585
JPMorgan Chase & Co. (Banks) 6,306 1,961,922
Kellanova (Food Products) 615 51,082
Kenvue, Inc. (Personal Care Products) 4,403 63,271
Keurig Dr Pepper, Inc. (Beverages) 3,115 84,603
KeyCorp (Banks) 2,137 37,590
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 395 72,269
Kimberly-Clark Corp. (Household Products) 760 90,980
Kimco Realty Corp. (Retail REITs) 1,552 32,064
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 4,484 117,436
KKR & Co., Inc. (Capital Markets) 1,575 186,370
KLA Corp. (Semiconductors & Semiconductor
Equipment) 302 365,039
L3Harris Technologies, Inc. (Aerospace & Defense) 430 124,313
Labcorp Holdings, Inc. (Health Care Providers &
Services) 190 48,252
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 2,903 457,106
Lamb Weston Holdings, Inc. (Food Products) 320 19,754
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 707 41,960
Leidos Holdings, Inc. (Professional Services) 293 55,808
Lennar Corp. - Class A (Household Durables) 521 64,484
Lennox International, Inc. (Building Products) 73 36,865
Linde PLC (Chemicals) 1,075 449,674
Live Nation Entertainment, Inc.
*
(Entertainment) 364 54,429
LKQ Corp. (Distributors) 589 18,824
Lockheed Martin Corp. (Aerospace & Defense) 471 231,675
Loews Corp. (Insurance) 391 38,928
Lowe's Cos., Inc. (Specialty Retail) 1,286 306,235
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 250 42,635
Common Stocks, continued
Shares Value
LyondellBasell Industries N.V. - Class A (Chemicals) 589 $ 27,341
M&T Bank Corp. (Banks) 357 65,642
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 698 136,047
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 517 134,592
Marsh & McLennan Cos., Inc. (Insurance) 1,128 200,953
Martin Marietta Materials, Inc. (Construction Materials) 137 83,995
Masco Corp. (Building Products) 482 31,214
MasterCard, Inc. - Class A (Financial Services) 1,893 1,044,917
Match Group, Inc. (Interactive Media & Services) 551 17,819
McCormick & Co., Inc. (Food Products) 581 37,277
McDonald's Corp. (Hotels, Restaurants & Leisure) 1,637 488,531
McKesson Corp. (Health Care Providers & Services) 286 232,044
Medtronic PLC (Health Care Equipment & Supplies) 2,938 266,477
Merck & Co., Inc. (Pharmaceuticals) 5,727 492,407
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 4,974 3,224,893
MetLife, Inc. (Insurance) 1,280 102,170
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 48 67,982
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 468 14,990
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,238 77,276
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,565 573,970
Microsoft Corp. (Software) 17,048 8,827,624
Mid-America Apartment Communities, Inc. (Residential
REITs) 268 34,366
Moderna, Inc.
*
(Biotechnology) 794 21,565
Mohawk Industries, Inc.
*
(Household Durables) 119 13,523
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 124 18,979
Molson Coors Beverage Co.
*
- Class B (Beverages) 389 17,007
Mondelez International, Inc. - Class A (Food Products) 2,967 170,483
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 110 110,550
Monster Beverage Corp.
*
(Beverages) 1,636 109,334
Moody's Corp. (Capital Markets) 353 169,546
Morgan Stanley (Capital Markets) 2,783 456,412
Motorola Solutions, Inc. (Communications Equipment) 381 154,957
MSCI, Inc. (Capital Markets) 177 104,173
Nasdaq, Inc. (Capital Markets) 1,040 88,910
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 459 54,061
Netflix, Inc.
*
(Entertainment) 974 1,089,769
Newmont Corp. (Metals & Mining) 2,519 203,964
News Corp. - Class A (Media) 862 22,843
News Corp. - Class B (Media) 255 7,770
NextEra Energy, Inc. (Electric Utilities) 4,724 384,533
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 2,723 175,878
NiSource, Inc. (Multi-Utilities) 1,079 45,437
Nordson Corp. (Machinery) 123 28,530
Norfolk Southern Corp. (Ground Transportation) 515 145,941
Northern Trust Corp. (Capital Markets) 438 56,357
Northrop Grumman Corp. (Aerospace & Defense) 308 179,703
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 1,036 23,227
NRG Energy, Inc. (Electric Utilities) 444 76,306
Nucor Corp. (Metals & Mining) 526 78,926
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 55,961 11,331,543
NVR, Inc.
*
(Household Durables) 6 43,265

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 579 $ 121,080
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 1,648 67,898
Old Dominion Freight Line, Inc. (Ground
Transportation) 424 59,538
Omnicom Group, Inc. (Media) 445 33,384
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 938 46,975
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 1,446 96,882
Oracle Corp. (Software) 3,800 997,917
O'Reilly Automotive, Inc.
*
(Specialty Retail) 1,947 183,875
Otis Worldwide Corp. (Machinery) 901 83,577
PACCAR, Inc. (Machinery) 1,203 118,375
Packaging Corp. of America (Containers & Packaging) 205 40,131
Palantir Technologies, Inc.
*
- Class A (Software) 5,215 1,045,450
Palo Alto Networks, Inc.
*
(Software) 1,532 337,408
Paramount Skydance Corp.
*(b)
- Class B (Media) 708 10,896
Parker-Hannifin Corp. (Machinery) 292 225,666
Paychex, Inc. (Professional Services) 743 86,953
Paycom Software, Inc. (Professional Services) 115 21,515
PayPal Holdings, Inc.
*
(Financial Services) 2,189 151,632
Pentair PLC (Machinery) 377 40,094
PepsiCo, Inc. (Beverages) 3,141 458,869
Pfizer, Inc. (Pharmaceuticals) 13,039 321,411
PG&E Corp. (Electric Utilities) 5,042 80,470
Philip Morris International, Inc. (Tobacco) 3,568 514,970
Phillips 66 (Oil, Gas & Consumable Fuels) 926 126,066
Pinnacle West Capital Corp. (Electric Utilities) 274 24,254
PNC Financial Services Group, Inc. (Banks) 904 165,025
Pool Corp. (Distributors) 75 20,030
PPG Industries, Inc. (Chemicals) 517 50,537
PPL Corp. (Electric Utilities) 1,695 61,901
Principal Financial Group, Inc. (Insurance) 465 39,079
Prologis, Inc. (Industrial REITs) 2,128 264,064
Prudential Financial, Inc. (Insurance) 807 83,928
PTC, Inc.
*
(Software) 275 54,599
Public Service Enterprise Group, Inc. (Multi-Utilities) 1,145 92,241
Public Storage (Specialized REITs) 364 101,396
PulteGroup, Inc. (Household Durables) 453 54,301
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 2,475 447,728
Quanta Services, Inc. (Construction & Engineering) 341 153,153
Quest Diagnostics, Inc. (Health Care Providers &
Services) 256 45,043
Ralliant Corp.
*
(Electrical Equipment) 1 44
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 88 28,130
Raymond James Financial, Inc. (Capital Markets) 407 64,579
Raytheon Technologies Corp. (Aerospace & Defense) 3,069 547,816
Realty Income Corp. (Retail REITs) 2,097 121,584
Regency Centers Corp. (Retail REITs) 374 25,787
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 235 153,173
Regions Financial Corp. (Banks) 2,045 49,489
Republic Services, Inc. (Commercial Services &
Supplies) 465 96,832
ResMed, Inc. (Health Care Equipment & Supplies) 335 82,705
Revvity, Inc. (Life Sciences Tools & Services) 265 24,801
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 1,774 260,388
Rockwell Automation, Inc. (Electrical Equipment) 259 95,405
Rollins, Inc. (Commercial Services & Supplies) 645 37,158
Roper Technologies, Inc. (Software) 247 110,199
Ross Stores, Inc. (Specialty Retail) 750 119,190
Royal Caribbean Cruises, Ltd.
*
(Hotels, Restaurants &
Leisure) 580 166,361
S&P Global, Inc. (Capital Markets) 717 349,330
Common Stocks, continued
Shares Value
Salesforce, Inc. (Software) 2,192 $ 570,819
SBA Communications Corp. - Class A (Specialized
REITs) 246 47,104
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 486 124,358
Sempra (Multi-Utilities) 1,498 137,726
ServiceNow, Inc.
*
(Software) 477 438,497
Simon Property Group, Inc. (Retail REITs) 749 131,645
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 342 26,580
SLB Ltd. (Energy Equipment & Services) 3,420 123,325
Smurfit WestRock PLC (Containers & Packaging) 1,197 44,193
Snap-on, Inc. (Machinery) 119 39,930
Solstice Advanced Materials, Inc.
*
(Chemicals) 364 16,405
Solventum Corp.
*
(Health Care Equipment & Supplies) 339 23,405
Southwest Airlines Co. (Passenger Airlines) 1,204 36,481
Stanley Black & Decker, Inc. (Machinery) 354 23,973
Starbucks Corp. (Hotels, Restaurants & Leisure) 2,607 210,828
State Street Corp. (Capital Markets) 649 75,063
Steel Dynamics, Inc. (Metals & Mining) 317 49,706
STERIS PLC (Health Care Equipment & Supplies) 225 53,033
Stryker Corp. (Health Care Equipment & Supplies) 789 281,073
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 1,149 59,702
Synchrony Financial (Consumer Finance) 854 63,521
Synopsys, Inc.
*
(Software) 424 192,420
Sysco Corp. (Consumer Staples Distribution & Retail) 1,096 81,411
T. Rowe Price Group, Inc. (Capital Markets) 505 51,778
Take-Two Interactive Software, Inc.
*
(Entertainment) 397 101,779
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 477 52,384
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 495 76,250
Target Corp. (Consumer Staples Distribution & Retail) 1,043 96,707
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 677 167,226
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 109 57,423
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 367 66,706
Tesla, Inc.
*
(Automobiles) 6,437 2,938,876
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 2,085 336,644
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 45 42,452
Textron, Inc. (Aerospace & Defense) 408 32,970
The AES Corp. (Independent Power/Renewable
Electricity Producers) 1,635 22,677
The Bank of New York Mellon Corp. (Capital Markets) 1,618 174,631
The Boeing Co.
*
(Aerospace & Defense) 1,734 348,569
The Charles Schwab Corp. (Capital Markets) 3,915 370,046
The Cigna Group (Health Care Providers & Services) 611 149,335
The Clorox Co. (Household Products) 280 31,489
The Coca-Cola Co. (Beverages) 8,884 612,108
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 458 32,019
The Estee Lauder Cos., Inc. (Personal Care Products) 537 51,923
The Goldman Sachs Group, Inc. (Capital Markets) 695 548,611
The Hartford Financial Services Group, Inc. (Insurance) 646 80,220
The Hershey Co. (Food Products) 340 57,674
The Home Depot, Inc. (Specialty Retail) 2,282 866,224
The Interpublic Group of Cos., Inc. (Media) 840 21,554
The J.M. Smucker Co. (Food Products) 246 25,473
The Kraft Heinz Co. (Food Products) 1,953 48,298
The Kroger Co. (Consumer Staples Distribution &
Retail) 1,395 88,764
The Mosaic Co. (Chemicals) 727 19,956

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraBull ProFund
Common Stocks, continued
Shares Value
The Procter & Gamble Co. (Household Products) 5,372 $ 807,787
The Progressive Corp. (Insurance) 1,343 276,658
The Sherwin-Williams Co. (Chemicals) 532 183,508
The Southern Co. (Electric Utilities) 2,524 237,357
The TJX Cos., Inc. (Specialty Retail) 2,559 358,618
The Trade Desk, Inc.
*
- Class A (Media) 1,022 51,386
The Travelers Cos., Inc. (Insurance) 516 138,608
The Walt Disney Co. (Entertainment) 4,123 464,332
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 2,800 162,036
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 867 491,926
TKO Group Holdings, Inc.
*
(Entertainment) 158 29,767
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 1,110 233,156
Tractor Supply Co. (Specialty Retail) 1,213 65,635
Trane Technologies PLC (Building Products) 511 229,260
TransDigm Group, Inc.
*
(Aerospace & Defense) 130 170,106
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 545 43,464
Truist Financial Corp. (Banks) 2,957 131,971
Tyler Technologies, Inc.
*
(Software) 100 47,626
Tyson Foods, Inc. - Class A (Food Products) 654 33,622
U.S. Bancorp (Banks) 3,569 166,601
Uber Technologies, Inc.
*
(Ground Transportation) 4,782 461,462
UDR, Inc. (Residential REITs) 692 23,313
Ulta Beauty, Inc.
*
(Specialty Retail) 104 54,068
Union Pacific Corp. (Ground Transportation) 1,361 299,923
United Airlines Holdings, Inc.
*
(Passenger Airlines) 742 69,778
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 1,689 162,854
United Rentals, Inc. (Trading Companies & Distributors) 147 128,063
UnitedHealth Group, Inc. (Health Care Providers &
Services) 2,078 709,763
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 130 28,211
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 713 120,896
Ventas, Inc. (Health Care REITs) 1,043 76,963
Veralto Corp. (Commercial Services & Supplies) 569 56,149
VeriSign, Inc. (IT Services) 193 46,281
Verisk Analytics, Inc. (Professional Services) 320 70,003
Verizon Communications, Inc. (Diversified
Telecommunication Services) 9,670 384,286
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 588 250,235
Viatris, Inc. (Pharmaceuticals) 2,674 27,703
VICI Properties, Inc. (Specialized REITs) 2,444 73,296
Visa, Inc. - Class A (Financial Services) 3,895 1,327,182
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 730 137,459
Vulcan Materials Co. (Construction Materials) 302 87,429
W.R. Berkley Corp. (Insurance) 688 49,082
W.W. Grainger, Inc. (Trading Companies & Distributors) 102 99,858
Wabtec Corp. (Machinery) 392 80,140
Walmart, Inc. (Consumer Staples Distribution & Retail) 10,066 1,018,477
Warner Bros. Discovery, Inc.
*
(Entertainment) 5,677 127,449
Waste Management, Inc. (Commercial Services &
Supplies) 851 170,005
Waters Corp.
*
(Life Sciences Tools & Services) 136 47,546
WEC Energy Group, Inc. (Multi-Utilities) 738 82,457
Wells Fargo & Co. (Banks) 7,346 638,882
Welltower, Inc. (Health Care REITs) 1,535 277,897
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 165 46,542
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 795 119,417
Weyerhaeuser Co. (Specialized REITs) 1,654 38,042
Common Stocks, continued
Shares Value
Williams-Sonoma, Inc. (Specialty Retail) 281 $ 54,610
Willis Towers Watson PLC (Insurance) 223 69,821
Workday, Inc.
*
- Class A (Software) 495 118,760
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 194 23,084
Xcel Energy, Inc. (Electric Utilities) 1,356 110,067
Xylem, Inc. (Machinery) 560 84,476
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 637 88,040
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 116 31,233
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 456 45,855
Zoetis, Inc. (Pharmaceuticals) 1,016 146,395
TOTAL COMMON STOCKS
  (Cost $42,859,741) 133,780,172
Repurchase Agreements
(c)(d)
( 26.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $48,053,259 $ 48,048,000 48,048,000
TOTAL REPURCHASE AGREEMENTS
(Cost $48,048,000) 48,048,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(f)
10,560 10,560
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $10,560) 10,560
TOTAL INVESTMENT SECURITIES
  (Cost $90,918,301)— 99.6% 181,838,732
Net other assets (liabilities) —  0.4% 650,822
NET ASSETS — 100.0% $ 182,489,554
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $10,157.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $30,899,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraBull ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 71 12/22/25 $ 24,402,700 $ 1,056,634
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 11/28/25 4.62% $ 59,318,214 $ (360,396)
SPDR S&P 500 ETF Goldman Sachs International 11/28/25 4.53% 23,208,713 (110,262)
$82,526,927 $(470,658)
S&P 500 UBS AG 11/28/25 4.67% 93,102,646 (523,144)
SPDR S&P 500 ETF UBS AG 11/28/25 4.67% 32,050,695 (166,774)
$125,153,341 $(689,918)
$207,680,268 $(1,160,576)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraBull ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 2,186,686 1.3%
Air Freight & Logistics 369,396 0.2%
Automobile Components 40,469 NM
Automobiles 3,207,519 1.8%
Banks 4,645,227 2.5%
Beverages 1,335,960 0.7%
Biotechnology 2,105,279 1.2%
Broadline Retail 5,521,143 3.0%
Building Products 657,316 0.4%
Capital Markets 4,442,311 2.4%
Chemicals 1,344,294 0.7%
Commercial Services & Supplies 591,708 0.3%
Communications Equipment 1,225,123 0.7%
Construction & Engineering 223,434 0.1%
Construction Materials 171,424 0.1%
Consumer Finance 835,135 0.5%
Consumer Staples Distribution & Retail 2,305,522 1.2%
Containers & Packaging 233,708 0.1%
Distributors 79,466 NM
Diversified Telecommunication Services 790,186 0.4%
Electric Utilities 2,065,422 1.2%
Electrical Equipment 1,168,635 0.6%
Electronic Equipment, Instruments & Components 1,023,034 0.6%
Energy Equipment & Services 285,252 0.2%
Entertainment 1,970,756 1.1%
Financial Services 4,984,525 2.8%
Food Products 644,781 0.4%
Gas Utilities 63,365 NM
Value
% of Net
Assets
Ground Transportation $ 1,150,232 0.6%
Health Care Equipment & Supplies 2,666,403 1.5%
Health Care Providers & Services 2,189,944 1.2%
Health Care REITs 383,454 0.3%
Hotel & Resort REITs 23,469 NM
Hotels, Restaurants & Leisure 2,351,993 1.3%
Household Durables 351,193 0.2%
Household Products 1,122,048 0.6%
Independent Power/Renewable Electricity Producers 160,136 0.1%
Industrial Conglomerates 1,248,584 0.7%
Industrial REITs 264,064 0.1%
Insurance 2,243,405 1.2%
Interactive Media & Services 10,012,079 5.5%
IT Services 1,273,247 0.7%
Leisure Products 23,122 NM
Life Sciences Tools & Services 1,215,770 0.7%
Machinery 2,086,900 1.1%
Media 481,217 0.3%
Metals & Mining 469,872 0.3%
Multi-Utilities 788,975 0.4%
Office REITs 44,802 NM
Oil, Gas & Consumable Fuels 3,449,328 1.8%
Passenger Airlines 191,526 0.1%
Personal Care Products 115,194 0.1%
Pharmaceuticals 3,820,193 2.0%
Professional Services 663,509 0.4%
Real Estate Management & Development 169,316 0.1%
Residential REITs 260,368 0.1%
Retail REITs 328,490 0.2%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraBull ProFund
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 20,063,246 11.0%
Software 14,983,124 8.2%
Specialized REITs 991,614 0.6%
Specialty Retail 2,185,128 1.2%
Technology Hardware, Storage & Peripherals 9,805,363 5.3%
Textiles, Apparel & Luxury Goods 326,819 0.2%
Tobacco 732,089 0.4%
Trading Companies & Distributors 336,187 0.2%
Water Utilities 57,537 NM
Wireless Telecommunication Services 233,156 0.1%
Other
**
48,709,382 26.7%
Total $ 182,489,554 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraChina ProFund
Common Stocks (84.3%)
Shares Value
21VIANET GROUP INC-ADR
*ADR
(IT Services) 11,307 $ 117,593
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 41,753 7,115,964
Ascentage Pharma Group International
*ADR(a)
(Biotechnology) 5,112 170,792
Atour Lifestyle Holdings Ltd
*ADR
(Hotels, Restaurants &
Leisure) 6,167 240,266
Autohome, Inc.
ADR
(Interactive Media & Services) 4,483 112,972
Baidu, Inc.
*ADR
(Interactive Media & Services) 12,566 1,518,852
BeiGene, Ltd.
*ADR
(Biotechnology) 4,307 1,337,237
Bilibili, Inc.
*ADR(a)
(Entertainment) 20,607 623,363
Canaan, Inc.
*ADR
(Technology Hardware, Storage &
Peripherals) 27,102 38,756
Chagee Holdings Ltd.
*ADR(a)
(Hotels, Restaurants &
Leisure) 1,014 15,869
Daqo New Energy Corp.
*ADR
(Semiconductors &
Semiconductor Equipment) 3,735 121,985
EHang Holdings, Ltd.
*ADR
(Aerospace & Defense) 3,747 68,982
FinVolution Group
*ADR
(Consumer Finance) 8,703 53,175
Full Truck Alliance Co., Ltd.
*ADR
(Ground
Transportation) 59,029 767,377
GDS Holdings, Ltd.
*ADR
(IT Services) 9,434 336,794
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 12,275 473,815
Hello Group, Inc.
*ADR
(Interactive Media & Services) 7,142 48,494
Hesai Group
*ADR
(Electrical Equipment) 6,212 147,411
iQIYI, Inc.
*ADR(a)
(Entertainment) 37,743 87,186
JD.com, Inc.
*ADR
(Broadline Retail) 55,701 1,840,361
JinkoSolar Holding Co., Ltd
*ADR
(Semiconductors &
Semiconductor Equipment) 2,176 54,639
JOYY, Inc.
*ADR
(Interactive Media & Services) 1,930 114,468
Kanzhun, Ltd.
*ADR
(Interactive Media & Services) 26,369 584,337
KE Holdings, Inc.
*ADR
(Real Estate Management &
Development) 47,358 807,454
Kingsoft Cloud Holdings, Ltd.
*ADR(a)
(IT Services) 11,651 146,803
Legend Biotech Corp.
*ADR
(Biotechnology) 5,800 187,920
LexinFintech Holding, Ltd.
*ADR
(Consumer Finance) 8,143 39,249
Li Auto, Inc.
*ADR(a)
(Automobiles) 42,705 890,399
Lufax Holding, Ltd.
*ADR
(Consumer Finance) 34,041 106,208
MINISO Group Holding, Ltd.
*ADR
(Broadline Retail) 6,877 146,549
NetEase, Inc.
ADR
(Entertainment) 13,139 1,840,774
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 9,342 556,503
NIO, Inc.
*ADR
(Automobiles) 110,757 802,988
PDD Holdings, Inc.
*ADR
(Broadline Retail) 30,004 4,046,639
Pony AI, Inc.
*ADR
(Software) 11,343 211,887
Qifu Technology, Inc.
*ADR
(Consumer Finance) 7,490 180,884
RLX Technology, Inc.
*ADR
(Tobacco) 43,262 105,559
Structure Therapeutics, Inc.
*ADR
(Pharmaceuticals) 3,866 128,815
TAL Education Group
*ADR
(Diversified Consumer
Services) 29,726 364,441
Tencent Music Entertainment Group
ADR
(Entertainment) 35,302 787,941
Common Stocks, continued
Shares Value
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 18,650 $ 1,317,623
Tuya, Inc.
*ADR
(Software) 20,415 46,546
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 8,958 96,567
Vipshop Holdings, Ltd.
ADR
(Broadline Retail) 16,231 283,880
Weibo Corp.
ADR
(Interactive Media & Services) 6,951 75,627
WeRide, Inc.
*ADR
(Auto Components) 11,018 117,562
XPeng, Inc.
*ADR(a)
(Automobiles) 67,271 1,580,196
Zai Lab, Ltd.
*ADR(a)
(Biotechnology) 7,263 189,782
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 29,912 556,064
TOTAL COMMON STOCKS
  (Cost $20,552,982) 31,605,548
Repurchase Agreements
(b)(c)
( 21.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $7,931,868 $ 7,931,000 7,931,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,931,000) 7,931,000
Collateral for Securities Loaned
(d)
( 8.7% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
3,247,303 3,247,303
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,247,303) 3,247,303
TOTAL INVESTMENT SECURITIES
  (Cost $31,731,285)— 114.1% 42,783,851
Net other assets (liabilities) —  (14.1)% (5,281,882)
NET ASSETS — 100.0% $ 37,501,969
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $3,216,792.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $2,712,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 11/27/25 4.62% $ 4,956,063 $ (151,187)
S&P China Select ADR Index
(USD) UBS AG 11/27/25 4.47% 38,507,234 (1,255,426)
$43,463,297 $(1,406,613)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraChina ProFund
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraChina ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 68,982 0.2%
Air Freight & Logistics 556,064 1.5%
Auto Components 117,562 0.3%
Automobiles 3,273,583 8.7%
Biotechnology 1,885,731 5.1%
Broadline Retail 13,433,393 35.7%
Capital Markets 96,567 0.3%
Consumer Finance 379,516 1.0%
Diversified Consumer Services 920,944 2.5%
Electrical Equipment 147,411 0.4%
Entertainment 3,339,264 8.9%
Ground Transportation 767,377 2.0%
Hotels, Restaurants & Leisure 2,047,573 5.5%
Interactive Media & Services 2,454,750 6.5%
IT Services 601,190 1.6%
Pharmaceuticals 128,815 0.3%
Real Estate Management & Development 807,454 2.2%
Semiconductors & Semiconductor Equipment 176,624 0.5%
Software 258,433 0.7%
Technology Hardware, Storage & Peripherals 38,756 0.1%
Tobacco 105,559 0.3%
Other
**
5,896,421 15.7%
Total $ 37,501,969 100.0%
UltraChina ProFund invested in securities with exposure to the following countries as of
October 31, 2025:
Value
% of Net
Assets
China $ 31,605,548 84.3%
Other
**
5,896,421 15.7%
Total $ 37,501,969 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraDow 30 ProFund
Common Stocks ( 74 .6% )
Shares Value
3M Co. (Industrial Conglomerates) 4,052 $ 674,658
Amazon.com, Inc.
*
(Broadline Retail) 4,050 989,091
American Express Co. (Consumer Finance) 4,054 1,462,399
Amgen, Inc. (Biotechnology) 4,055 1,210,134
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,050 1,094,999
Caterpillar, Inc. (Machinery) 4,055 2,340,789
Chevron Corp. (Oil, Gas & Consumable Fuels) 4,051 638,924
Cisco Systems, Inc. (Communications Equipment) 4,053 296,315
Honeywell International, Inc. (Industrial Conglomerates) 4,049 815,185
International Business Machines Corp. (IT Services) 4,051 1,245,318
Johnson & Johnson (Pharmaceuticals) 4,051 765,112
JPMorgan Chase & Co. (Banks) 4,051 1,260,347
McDonald's Corp. (Hotels, Restaurants & Leisure) 4,055 1,210,134
Merck & Co., Inc. (Pharmaceuticals) 4,053 348,477
Microsoft Corp. (Software) 4,055 2,099,719
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 4,053 261,783
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 4,051 820,287
Salesforce, Inc. (Software) 4,052 1,055,181
Solstice Advanced Materials, Inc.
*
(Chemicals) —
(a)
11
The Boeing Co.
*
(Aerospace & Defense) 4,050 814,131
The Coca-Cola Co. (Beverages) 4,054 279,321
The Goldman Sachs Group, Inc. (Capital Markets) 4,055 3,200,896
The Home Depot, Inc. (Specialty Retail) 4,055 1,539,237
The Procter & Gamble Co. (Household Products) 4,050 608,998
The Sherwin-Williams Co. (Chemicals) 4,055 1,398,732
The Travelers Cos., Inc. (Insurance) 4,051 1,088,180
The Walt Disney Co. (Entertainment) 4,052 456,336
Common Stocks, continued
Shares Value
UnitedHealth Group, Inc. (Health Care Providers &
Services) 4,055 $ 1,385,026
Verizon Communications, Inc. (Diversified
Telecommunication Services) 4,053 161,066
Visa, Inc. - Class A (Financial Services) 4,055 1,381,701
Walmart, Inc. (Consumer Staples Distribution & Retail) 4,051 409,880
TOTAL COMMON STOCKS
  (Cost $9,851,692) 31,312,367
Repurchase Agreements
(b) (c)
( 25 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $10,561,156 $ 10,560,000 10,560,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,560,000) 10,560,000
TOTAL INVESTMENT SECURITIES
  (Cost $20,411,692)— 99.7% 41,872,367
Net other assets (liabilities) — 0 .3% 137,148
NET ASSETS — 100.0% $ 42,009,515
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $6,336,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Dow Jones Industrial Average Index Futures Contracts 7 12/22/25 $ 1,670,270 $ 57,190
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 11/28/25 4.62% $ 23,554,941 $ (2,666)
SPDR Dow Jones Industrial
Average ETF Goldman Sachs International 11/28/25 4.46% 9,401,140 2,644
$32,956,081 $(22)
Dow Jones Industrial Average UBS AG 11/28/25 4.67% 15,869,623 (4,395)
SPDR Dow Jones Industrial
Average ETF UBS AG 11/28/25 4.67% 2,326,782 309
$18,196,405 $(4,086)
$51,152,486 $(4,108)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraDow 30 ProFund
UltraDow 30 ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 814,131 1.9%
Banks 1,260,347 3.0%
Beverages 279,321 0.7%
Biotechnology 1,210,134 2.9%
Broadline Retail 989,091 2.4%
Capital Markets 3,200,896 7.7%
Chemicals 1,398,743 3.3%
Communications Equipment 296,315 0.7%
Consumer Finance 1,462,399 3.5%
Consumer Staples Distribution & Retail 409,880 1.0%
Diversified Telecommunication Services 161,066 0.4%
Entertainment 456,336 1.1%
Financial Services 1,381,701 3.3%
Health Care Providers & Services 1,385,026 3.2%
Hotels, Restaurants & Leisure 1,210,134 2.9%
Household Products 608,998 1.4%
Industrial Conglomerates 1,489,843 3.5%
Insurance 1,088,180 2.6%
IT Services 1,245,318 3.0%
Machinery 2,340,789 5.7%
Oil, Gas & Consumable Fuels 638,924 1.5%
Pharmaceuticals 1,113,589 2.7%
Semiconductors & Semiconductor Equipment 820,287 2.0%
Software 3,154,900 7.4%
Specialty Retail 1,539,237 3.6%
Technology Hardware, Storage & Peripherals 1,094,999 2.6%
Textiles, Apparel & Luxury Goods 261,783 0.6%
Other
**
10,697,148 25.4%
Total $ 42,009,515 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraEmerging Markets ProFund
Common Stocks (86.9%)
Shares Value
Alibaba Group Holding, Ltd.
ADR
( Broadline Retail) 16,370 $ 2,789,938
Ambev S.A.
ADR(a)
(Beverages) 31,022 71,661
America Movil S.A.B. de C.V.
ADR(a)
(Wireless
Telecommunication Services) 6,601 150,305
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 12,733 203,855
Baidu, Inc.
*ADR
(Interactive Media & Services) 2,028 245,124
Banco Bradesco S.A.
ADR
(Banks) 38,548 130,292
Banco de Chile
ADR
(Banks) 1,694 59,138
BeiGene , Ltd.
*ADR
(Biotechnology) 527 163,623
Bilibili , Inc.
*ADR(a)
(Entertainment) 2,104 63,646
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 11,035 112,005
Centrais Eletricas Brasileiras S.A.
ADR
(Electric Utilities) 6,654 68,869
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 2,771 117,989
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
ADR
(Water Utilities) 3,339 81,939
Dr. Reddy's Laboratories, Ltd.
ADR
(Pharmaceuticals) 4,441 59,021
Embraer S.A.
*ADR
(Aerospace & Defense) 1,268 81,761
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 1,239 116,912
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 6,025 78,325
Gold Fields, Ltd.
ADR
(Metals & Mining) 6,524 250,587
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR
(Transportation Infrastructure) 297 61,871
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 3,979 65,693
HDFC Bank, Ltd.
ADR
(Banks) 25,926 939,039
ICICI Bank, Ltd.
ADR
(Banks) 18,589 563,247
Infosys, Ltd.
ADR (a)
(IT Services) 25,741 426,529
Itau Unibanco Holding S.A.
ADR
(Banks) 38,857 285,987
JD.com, Inc.
ADR
( Broadline Retail) 10,566 349,101
Kanzhun , Ltd.
ADR
(Interactive Media & Services) 2,692 59,655
KB Financial Group, Inc.
ADR
(Banks) 2,586 210,552
KE Holdings, Inc.
ADR
(Real Estate Management &
Development) 4,834 82,420
Korea Electric Power Corporation
*ADR
(Electric Utilities) 3,744 56,422
Li Auto, Inc.
*ADR(a)
(Automobiles) 4,359 90,885
NetEase , Inc.
ADR
(Entertainment) 2,493 349,270
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 954 56,830
NIO, Inc.
*ADR
(Automobiles) 11,306 81,969
PDD Holdings, Inc.
*ADR
( Broadline Retail) 4,719 636,451
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 13,562 157,862
POSCO Holdings, Inc.
ADR
(Metals & Mining) 2,195 119,891
Shinhan Financial Group Co., Ltd.
ADR
(Banks) 3,362 173,782
Sociedad Quimica y Minera de Chile S.A.
ADR
(Chemicals) 1,041 50,999
Suzano S.A.
ADR
(Paper & Forest Products) 4,884 44,103
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 10,040 3,016,317
Telekomunikasi Indonesia Persero Tbk .
*ADR
(Diversified
Telecommunication Services) 3,322 65,078
Tencent Music Entertainment Group
ADR
(Entertainment) 3,604 80,441
Common Stocks, continued
Shares Value
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 4,431 $ 313,050
United Microelectronics Corp.
ADR (a)
(Semiconductors &
Semiconductor Equipment) 17,208 132,674
Vale S.A.
ADR
(Metals & Mining) 26,139 316,020
Wipro, Ltd.
ADR (a)
(IT Services) 22,161 58,283
Woori Financial Group, Inc.
ADR
(Banks) 1,660 89,009
XPeng , Inc.
*ADR(a)
(Automobiles) 5,337 125,366
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 3,053 56,755
TOTAL COMMON STOCKS
  (Cost $9,097,821) 13,960,541
Preferred Stocks (1.1%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 16,080 177,684
TOTAL PREFERRED STOCKS
  (Cost $109,651) 177,684
Repurchase Agreements
(b)(c)
( 20.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $3,363,368 $ 3,363,000 3,363,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,363,000) 3,363,000
Collateral for Securities Loaned
(d)
( 6.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
978,226 978,226
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $978,226) 978,226
TOTAL INVESTMENT SECURITIES
  (Cost $13,548,698)— 115.0% 18,479,451
Net other assets (liabilities) —  (15.0)% (2,408,097)
NET ASSETS — 100.0% $ 16,071,354
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $955,236.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $560,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 11/27/25 4.62% $ 10,526,275 $ (147,919)
S&P Emerging 50 ADR Index
(USD) UBS AG 11/27/25 4.67% 7,515,288 (159,201)
$18,041,563 $(307,120)

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraEmerging Markets ProFund
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraEmerging Markets ProFund invested in the following industries as of October 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 81,761 0.5%
Air Freight & Logistics 56,755 0.4%
Automobiles 298,220 1.9%
Banks 2,451,046 15.3%
Beverages 188,573 1.1%
Biotechnology 163,623 1.0%
Broadline Retail 3,775,490 23.4%
Chemicals 50,999 0.3%
Construction Materials 112,005 0.7%
Diversified Consumer Services 56,830 0.4%
Diversified Telecommunication Services 183,067 1.1%
Electric Utilities 125,291 0.8%
Entertainment 493,357 3.1%
Ground Transportation 78,325 0.5%
Hotels, Restaurants & Leisure 313,050 1.9%
Interactive Media & Services 304,779 1.9%
IT Services 484,812 3.0%
Metals & Mining 752,191 4.7%
Oil, Gas & Consumable Fuels 335,546 2.1%
Paper & Forest Products 44,103 0.3%
Pharmaceuticals 59,021 0.4%
Real Estate Management & Development 82,420 0.5%
Semiconductors & Semiconductor Equipment 3,352,846 20.9%
Transportation Infrastructure 61,871 0.4%
Water Utilities 81,939 0.5%
Wireless Telecommunication Services 150,305 0.9%
Other
**
1,933,129 12.0%
Total $ 16,071,354 100.0%
UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2025:
Value
% of Net
Assets
Brazil $ 1,416,178 8.8%
Chile 110,137 0.7%
China 5,622,849 35.0%
India 2,046,119 12.7%
Indonesia 65,078 0.4%
Mexico 441,093 2.7%
South Africa 316,280 2.0%
South Korea 649,656 4.1%
Taiwan 3,470,835 21.6%
Other
**
1,933,129 12.0%
Total $ 16,071,354 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraInternational ProFund
Repurchase Agreements
(a) (b)
( 111 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $4,469,489 $ 4,469,000 $ 4,469,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,469,000) 4,469,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,469,000)— 111.2% 4,469,000
Net other assets (liabilities) — ( 11 .2 ) % (448,941)
NET ASSETS — 100.0% $ 4,020,059
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $240,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 11/27/25 4.52% $ 4,433,260 $ (78,793)
MSCI EAFE Index UBS AG 11/27/25 4.67% 3,622,452 (75,850)
$8,055,712 $(154,643)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraJapan ProFund
Repurchase Agreements
(a)(b)
( 74.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $23,575,580 $ 23,573,000 $ 23,573,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,573,000) 23,573,000
TOTAL INVESTMENT SECURITIES
  (Cost $23,573,000)— 74.5% 23,573,000
Net other assets (liabilities) —  25.5% 8,080,592
NET ASSETS — 100.0% $ 31,653,592
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $30,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 241 12/12/25 $ 63,093,800 $ 8,650,628
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 11/27/25 4.32% $ 226,943 $ 6,874
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraLatin America ProFund
Common Stocks (79.0%)
Shares Value
Ambev S.A.
*ADR(a)
(Beverages) 91,837 $ 212,143
America Movil S.A.B. de C.V.
*ADR(a)
(Wireless
Telecommunication Services) 19,630 446,975
Banco Bradesco S.A.
ADR
(Banks) 101,887 344,378
Banco de Chile
*ADR
(Banks) 5,008 174,829
BANCO SANTANDER CHILE ADR
*ADR
(Banks) 3,354 96,260
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 33,041 335,366
Centrais Eletricas Brasileiras S.A.
*ADR
(Electric Utilities) 19,689 203,781
Cia De Minas Buenaventura S.A.A
*ADR
(Metals &
Mining) 5,156 117,402
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
*ADR
(Water Utilities) 9,887 242,627
Cia Energetica de Minas Gerais
ADR
(Electric Utilities) 41,092 85,883
Cia Paranaense de Energia - Copel
ADR
(Electric Utilities) 5,622 58,132
Coca-Cola FEMSA SAB de CV
*ADR
(Beverages) 1,132 97,295
Corp Inmobiliaria Vesta SAB de CV
ADR
(Real Estate
Management & Development) 1,906 57,885
Ecopetrol S.A.
*ADR(a)
(Oil, Gas & Consumable Fuels) 5,328 49,657
Embraer S.A.
*ADR
(Aerospace & Defense) 3,756 242,187
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 3,663 345,641
Gerdau S.A.
*ADR
(Metals & Mining) 28,260 98,627
Grupo Aeroportuario del Centro Norte
*ADR
(Transportation Infrastructure) 725 71,500
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
*ADR
(Transportation Infrastructure) 881 183,530
Grupo Aeroportuario del Sureste S.A.B. de C.V.
*ADR
(Transportation Infrastructure) 370 111,866
Grupo Cibest, S.A.
*ADR
(Banks) 2,436 141,385
Grupo Financiero Galicia S.A.
*ADR(a)
(Banks) 2,630 155,512
Itau Unibanco Holding S.A.
ADR
(Banks) 114,757 844,612
Latam Airlines Group S.A.
*ADR
(Airlines) 2,723 122,508
Pampa Energia S.A.
*ADR
(Electric Utilities) 624 53,539
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 40,199 467,916
Sociedad Quimica y Minera de Chile S.A.
*ADR
(Chemicals) 3,078 150,791
Suzano S.A.
ADR
(Paper & Forest Products) 14,439 130,384
Telefonica Brasil S.A.
ADR
(Diversified
Telecommunication Services) 8,002 95,464
TIM SA Brazil
ADR(a)
(Wireless Telecommunication
Services) 3,449 77,913
Ultrapar Participacoes S.A.
*ADR
(Oil, Gas & Consumable
Fuels) 14,939 59,158
Vale S.A.
ADR
(Metals & Mining) 77,173 933,022
Vista Energy SAB de CV
*ADR
(Oil, Gas & Consumable
Fuels) 1,542 74,710
Common Stocks, continued
Shares Value
YPF S.A.
*ADR
(Oil, Gas & Consumable Fuels) 4,153 $ 151,294
TOTAL COMMON STOCKS
  (Cost $3,483,137) 7,034,172
Preferred Stocks (5.9%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 47,619 526,190
TOTAL PREFERRED STOCKS
  (Cost $148,645) 526,190
Repurchase Agreements
(b)(c)
( 12.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,099,120 $ 1,099,000 1,099,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,099,000) 1,099,000
Collateral for Securities Loaned
(d)
( 9.5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
845,153 845,153
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $845,153) 845,153
TOTAL INVESTMENT SECURITIES
  (Cost $5,575,935)— 106.7% 9,504,515
Net other assets (liabilities) —  (6.7)% (592,956)
NET ASSETS — 100.0% $ 8,911,559
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $823,146.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $260,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 11/27/25 4.62% $ 5,058,594 $ 101,188
S&P Latin America 35 ADR
Index (USD) UBS AG 11/27/25 4.47% 5,306,904 99,932
$10,365,498 $201,120
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraLatin America ProFund invested in the following industries as of October 31, 2025:

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraLatin America ProFund
Value
% of Net
Assets
Aerospace & Defense $ 242,187 2.7%
Airlines 122,508 1.4%
Banks 1,756,976 19.5%
Beverages 655,079 7.5%
Chemicals 150,791 1.7%
Construction Materials 335,366 3.8%
Diversified Telecommunication Services 95,464 1.1%
Electric Utilities 401,335 4.5%
Metals & Mining 1,149,051 12.9%
Oil, Gas & Consumable Fuels 1,328,925 15.0%
Paper & Forest Products 130,384 1.5%
Real Estate Management & Development 57,885 0.6%
Transportation Infrastructure 366,896 4.1%
Water Utilities 242,627 2.7%
Wireless Telecommunication Services 524,888 5.9%
Other
**
1,351,197 15.1%
Total $ 8,911,559 100.0%
UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2025:
Value
% of Net
Assets
Argentina $ 360,345 4.0%
Brazil 4,622,417 51.9%
Chile 544,388 6.2%
Colombia 191,042 2.1%
Mexico 1,724,768 19.4%
Peru 117,402 1.3%
Other
**
1,351,197 15.1%
Total $ 8,911,559 100.0%
** Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks (77.6%)
Shares Value
AAON, Inc. (Building Products) 532 $ 52,343
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 375 27,206
Acuity Brands, Inc. (Electrical Equipment) 239 87,247
Advanced Drainage Systems, Inc. (Building Products) 563 78,848
AECOM (Construction & Engineering) 1,043 140,127
AeroVironment, Inc.
*
(Aerospace & Defense) 250 92,478
Affiliated Managers Group, Inc. (Capital Markets) 224 53,303
AGCO Corp. (Machinery) 487 50,239
Agree Realty Corp. (Retail REITs) 870 63,518
Alaska Air Group, Inc.
*
(Passenger Airlines) 908 37,891
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 3,175 56,166
Alcoa Corp. (Metals & Mining) 2,039 75,015
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 976 29,202
ALLETE, Inc. (Electric Utilities) 455 30,635
Ally Financial, Inc. (Consumer Finance) 2,206 85,967
American Airlines Group, Inc.
*
(Passenger Airlines) 5,197 68,236
American Financial Group, Inc. (Insurance) 545 71,766
American Homes 4 Rent - Class A (Residential REITs) 2,566 81,086
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 896 28,923
Annaly Capital Management, Inc. (Mortgage REITs) 5,058 107,078
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 2,637 45,488
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 2,312 71,464
API Group Corp.
*
(Industrial Support Services) 2,915 107,330
Appfolio, Inc.
*
- Class A (Software) 181 46,052
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 300 77,127
AptarGroup, Inc. (Containers & Packaging) 519 60,209
Aramark (Hotels, Restaurants & Leisure) 2,070 78,411
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 405 45,178
ASGN, Inc.
*
(IT Services) 345 15,442
Ashland, Inc. (Chemicals) 360 17,604
Associated Banc-Corp. (Banks) 1,287 31,879
ATI, Inc.
*
(Metals & Mining) 1,086 107,481
Autoliv, Inc.
*
(Automobile Components) 556 64,941
AutoNation, Inc.
*
(Specialty Retail) 223 44,571
Avantor, Inc.
*
(Life Sciences Tools & Services) 5,369 63,462
Avient Corp. (Chemicals) 721 23,122
Avis Budget Group, Inc.
*
(Ground Transportation) 133 18,097
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 660 31,977
Axalta Coating Systems, Ltd.
*
(Chemicals) 1,706 48,570
Bank OZK (Banks) 833 37,477
Bath & Body Works, Inc. (Retail - Discretionary) 1,667 40,808
Belden, Inc. (Electronic Equipment, Instruments &
Components) 312 38,017
BellRing Brands, Inc.
*
(Personal Care Products) 993 29,919
Bentley Systems, Inc. - Class B (Software) 1,174 59,674
BILL Holdings, Inc.
*
(Software) 723 35,904
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,511 80,944
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 143 45,696
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 1,040 91,790
Black Hills Corp. (Multi-Utilities) 574 36,408
Blackbaud, Inc.
*
(Software) 293 18,764
Boyd Gaming Corp.
*
(Hotels, Restaurants & Leisure) 468 36,443
Brighthouse Financial, Inc.
*
(Insurance) 450 25,682
Brixmor Property Group, Inc. (Retail REITs) 2,411 63,072
Bruker Corp. (Life Sciences Tools & Services) 872 33,956
Brunswick Corp. (Leisure Products) 514 33,981
Burlington Stores, Inc.
*
(Specialty Retail) 491 134,332
BWX Technologies, Inc. (Aerospace & Defense) 720 153,799
Cabot Corp. (Chemicals) 419 28,274
Common Stocks, continued
Shares Value
CACI International, Inc.
*
- Class A (Professional
Services) 174 $ 97,832
Cadence Bank (Banks) 1,467 55,365
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 938 19,464
Carlisle Cos., Inc. (Building Products) 336 109,217
Carpenter Technology Corp. (Metals & Mining) 393 124,149
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 293 150,364
Cava Group, Inc.
*
(Leisure Facilities & Services) 786 42,232
Celsius Holdings, Inc.
*
(Beverages) 1,260 75,891
Chart Industries, Inc.
*
(Machinery) 348 69,468
Chemed Corp. (Health Care Providers & Services) 114 49,168
Chewy, Inc.
*
- Class A (Specialty Retail) 1,755 59,179
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 162 15,060
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 451 40,915
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 525 52,080
Ciena Corp.
*
(Communications Equipment) 1,113 211,381
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 405 53,723
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 657 18,941
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 397 83,572
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 4,498 55,910
CNH Industrial N.V. (Machinery) 6,995 73,378
CNO Financial Group, Inc. (Insurance) 764 30,575
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,114 37,497
Coca-Cola Consolidated, Inc. (Beverages) 472 61,539
Cognex Corp. (Electronic Equipment, Instruments &
Components) 1,322 54,718
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 1,224 161,519
Columbia Banking System, Inc. (Banks) 2,356 63,141
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 202 10,025
Comerica, Inc. (Banks) 1,012 77,418
Comfort Systems USA, Inc. (Construction &
Engineering) 277 267,466
Commerce Bancshares, Inc. (Banks) 977 51,420
Commercial Metals Co. (Metals & Mining) 881 52,296
CommVault Systems, Inc.
*
(Software) 350 48,727
Concentrix Corp. (Professional Services) 352 14,189
COPT Defense Properties (Office REITs) 888 25,015
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 1,494 77,957
Coty, Inc. - Class A (Personal Care Products) 2,886 11,457
Cousins Properties, Inc. (Office REITs) 1,324 34,331
Crane Co. (Machinery) 385 73,150
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 389 24,604
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 430 35,127
Crown Holdings, Inc. (Containers & Packaging) 906 88,046
CubeSmart (Specialized REITs) 1,796 67,655
Cullen/Frost Bankers, Inc. (Banks) 506 62,309
Curtiss-Wright Corp. (Aerospace & Defense) 298 177,528
Cytokinetics, Inc.
*
(Biotechnology) 943 59,965
Darling Ingredients, Inc.
*
(Food Products) 1,245 39,902
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,572 19,823
Dick's Sporting Goods, Inc. (Specialty Retail) 527 116,704
DocuSign, Inc.
*
(Software) 1,592 116,439
Dolby Laboratories, Inc.
*
- Class A (Software) 481 31,900
Donaldson Co., Inc. (Machinery) 918 77,342
Doximity, Inc.
*
- Class A (Health Care Technology) 1,074 70,884
Dropbox, Inc.
*
- Class A (Software) 1,458 42,282
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 799 87,483
Duolingo, Inc.
*
(Diversified Consumer Services) 312 84,440

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
Dynatrace, Inc.
*
(Software) 2,374 $ 120,053
Eagle Materials, Inc. (Construction Materials) 256 54,354
East West Bancorp, Inc. (Banks) 1,085 110,235
EastGroup Properties, Inc. (Industrial REITs) 420 73,303
EchoStar Corp.
*
- Class A (Media) 1,060 79,363
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 3,913 86,673
elf Beauty, Inc.
*
(Personal Care Products) 467 57,040
Encompass Health Corp. (Health Care Providers &
Services) 793 90,283
EnerSys (Electrical Equipment) 295 37,217
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 1,193 109,243
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,310 26,659
EPR Properties (Specialized REITs) 600 29,412
Equitable Holdings, Inc. (Financial Services) 2,360 116,583
Equity LifeStyle Properties, Inc. (Residential REITs) 1,526 93,162
Esab Corp. (Machinery) 450 52,569
Essent Group, Ltd. (Financial Services) 775 46,942
Essential Utilities, Inc. (Water Utilities) 2,209 86,217
Euronet Worldwide, Inc.
*
(Financial Services) 316 23,972
Evercore Partners, Inc. (Capital Markets) 305 89,841
Exelixis, Inc.
*
(Biotechnology) 2,120 81,980
ExlService Holdings, Inc.
*
(Professional Services) 1,273 49,774
Exponent, Inc. (Professional Services) 398 28,182
F.N.B. Corp.
*
(Banks) 2,829 44,472
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 282 124,241
Federated Hermes, Inc. - Class B (Capital Markets) 582 28,215
Fidelity National Financial, Inc. (Insurance) 2,011 111,087
First American Financial Corp. (Insurance) 801 50,071
First Financial Bankshares, Inc. (Banks) 1,025 31,662
First Horizon Corp. (Banks) 3,999 85,418
First Industrial Realty Trust, Inc. (Industrial REITs) 1,043 57,657
FirstCash Holdings, Inc.
*
(Consumer Finance) 307 48,660
Five Below, Inc.
*
(Specialty Retail) 433 68,098
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 2,956 184,809
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 847 52,921
Flowers Foods, Inc. (Food Products) 1,664 19,852
Flowserve Corp. (Machinery) 1,030 70,298
Fluor Corp.
*
(Construction & Engineering) 1,273 62,084
Fortune Brands Innovations, Inc. (Building Products) 945 48,006
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 1,972 74,463
FTI Consulting, Inc.
*
(Professional Services) 250 41,253
GameStop Corp.
*(a)
- Class A (Specialty Retail) 3,241 72,242
Gaming and Leisure Properties, Inc. (Specialized REITs) 2,229 99,548
GATX Corp.
*
(Trading Companies & Distributors) 281 44,075
Genpact, Ltd. (Professional Services) 1,276 48,679
Gentex Corp. (Automobile Components) 1,729 40,545
Glacier Bancorp, Inc. (Banks) 1,011 41,299
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 887 53,565
Graco, Inc. (Machinery) 1,306 106,792
Graham Holdings Co.
*
- Class B (Diversified Consumer
Services) 27 27,328
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 218 41,049
Graphic Packaging Holding Co. (Containers &
Packaging) 2,335 37,337
Greif, Inc.
*
- Class A (Containers & Packaging) 206 11,719
Guidewire Software, Inc.
*
(Software) 663 154,903
GXO Logistics, Inc.
*
(Air Freight & Logistics) 901 50,645
Common Stocks, continued
Shares Value
H&R Block, Inc. (Diversified Consumer Services) 1,054 $ 52,426
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 380 19,004
Halozyme Therapeutics, Inc.
*
(Biotechnology) 921 60,040
Hamilton Lane, Inc. - Class A (Capital Markets) 318 36,239
Hancock Whitney Corp. (Banks) 667 38,092
Harley-Davidson, Inc. (Automobiles) 957 25,820
Healthcare Realty Trust, Inc. (Health Care REITs) 2,769 49,067
HealthEquity, Inc.
*
(Health Care Providers & Services) 681 64,409
Hexcel Corp. (Aerospace & Defense) 626 44,696
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 1,252 64,603
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 486 20,145
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,629 74,054
Home BancShares, Inc. (Banks) 1,443 38,543
Houlihan Lokey, Inc. (Capital Markets) 428 76,646
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 332 45,620
IDACORP, Inc. (Electric Utilities) 426 54,963
Illumina, Inc.
*
(Life Sciences Tools & Services) 1,211 149,606
Independence Realty Trust, Inc.
*
(Residential REITs) 1,838 29,279
Ingredion, Inc. (Food Products) 505 58,282
Insperity, Inc. (Professional Services) 282 12,442
International Bancshares Corp. (Banks) 426 28,278
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 200 17,024
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 836 16,009
ITT, Inc. (Machinery) 614 113,632
Janus Henderson Group PLC (Capital Markets) 982 42,776
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 478 65,792
Jefferies Financial Group, Inc. (Capital Markets) 1,299 68,626
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 373 113,799
KB Home (Household Durables) 536 33,457
KBR, Inc. (Professional Services) 1,016 43,525
Kemper Corp.
*
(Insurance) 495 22,270
Kilroy Realty Corp.
*
(Office REITs) 856 36,166
Kinsale Capital Group, Inc. (Insurance) 175 69,907
Kirby Corp.
*
(Marine Transportation) 439 45,428
Kite Realty Group Trust (Retail REITs) 1,731 38,324
Knife River Corp.
*
(Construction Materials) 446 26,965
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,279 57,708
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,330 120,498
Kyndryl Holdings, Inc.
*
(IT Services) 1,820 52,634
Lamar Advertising Co. - Class A (Specialized REITs) 683 80,998
Lancaster Colony Corp. (Food Products) 160 25,086
Landstar System, Inc. (Ground Transportation) 274 35,190
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 536 30,922
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,078 78,651
Lear Corp. (Automobile Components) 419 43,848
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 661 48,055
Lincoln Electric Holdings, Inc. (Machinery) 435 101,986
Lithia Motors, Inc. - Class A (Specialty Retail) 201 63,130
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 195 47,445
LivaNova PLC
*
(Health Care Equipment & Supplies) 430 22,631
Louisiana-Pacific Corp. (Paper & Forest Products) 499 43,468
Lumentum Holdings, Inc.
*
(Communications
Equipment) 550 110,858

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 504 $ 74,658
Macy's, Inc. (Broadline Retail) 2,138 41,670
Manhattan Associates, Inc.
*
(Software) 477 86,847
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 1,452 53,521
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 218 14,384
Masimo Corp.
*
(Health Care Equipment & Supplies) 364 51,197
MasTec, Inc.
*
(Construction & Engineering) 482 98,405
Matador Resources Co. (Oil, Gas & Consumable Fuels) 921 36,343
Mattel, Inc.
*
(Leisure Products) 2,538 46,648
Maximus, Inc. (Professional Services) 444 36,905
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 175 102,359
MGIC Investment Corp. (Financial Services) 1,816 49,795
MKS Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 528 75,879
Morningstar, Inc. (Capital Markets) 192 40,762
MP Materials Corp.
*
(Metals & Mining) 1,060 66,875
MSA Safety, Inc. (Commercial Services & Supplies) 290 45,539
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 360 30,568
Mueller Industries, Inc. (Machinery) 872 92,319
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,057 29,913
Murphy USA, Inc. (Specialty Retail) 138 49,432
National Fuel Gas Co.
*
(Gas Utilities) 712 56,184
National Retail Properties, Inc. (Retail REITs) 1,486 60,124
National Storage Affiliates Trust (Specialized REITs) 556 16,174
Neurocrine Biosciences, Inc.
*
(Biotechnology) 781 111,847
New Jersey Resources Corp. (Gas Utilities) 791 35,041
New York Community Bancorp, Inc. (Banks) 2,357 26,917
NewMarket Corp. (Chemicals) 61 46,842
Nexstar Media Group, Inc. (Media) 225 44,039
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 1,166 118,023
NorthWestern Energy Group, Inc. (Multi-Utilities) 483 28,821
NOV, Inc. (Energy Equipment & Services) 2,926 42,720
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 282 35,817
Nutanix, Inc.
*
- Class A (Software) 2,111 150,388
nVent Electric PLC (Electrical Equipment) 1,267 144,882
OGE Energy Corp. (Electric Utilities) 1,586 70,006
Okta, Inc.
*
(IT Services) 1,316 120,454
Old National Bancorp
*
(Banks) 2,747 56,121
Old Republic International Corp. (Insurance) 1,800 71,028
Olin Corp. (Chemicals) 902 18,671
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 482 58,230
Omega Healthcare Investors, Inc. (Health Care REITs) 2,323 97,635
ONE Gas, Inc.
*
(Gas Utilities) 473 37,930
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 386 52,095
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,279 33,292
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 479 50,951
Oshkosh Corp. (Machinery) 503 62,015
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 2,025 75,958
Owens Corning (Building Products) 658 83,770
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,576 16,217
Parsons Corp.
*
(Professional Services) 421 35,002
Paylocity Holding Corp.
*
(Professional Services) 352 49,727
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 648 22,142
Pegasystems, Inc. (Software) 728 46,337
Penske Automotive Group, Inc.
*
(Specialty Retail) 145 23,210
Common Stocks, continued
Shares Value
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 307 $ 69,802
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 1,232 119,184
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 5,504 69,130
Perrigo Co. PLC (Pharmaceuticals) 1,085 22,503
Pilgrim's Pride Corp.
*
(Food Products) 337 12,840
Pinnacle Financial Partners, Inc. (Banks) 605 51,552
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 661 59,946
Polaris Industries, Inc.
*
(Leisure Products) 421 27,828
Portland General Electric Co. (Electric Utilities) 863 39,422
Post Holdings, Inc.
*
(Food Products) 377 39,182
PotlatchDeltic Corp. (Specialized REITs) 561 22,440
Power Integrations, Inc.
*
(Semiconductors &
Semiconductor Equipment) 442 18,515
Primerica, Inc. (Insurance) 256 66,527
Prosperity Bancshares, Inc.
*
(Banks) 749 49,299
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,444 241,223
PVH Corp. (Textiles, Apparel & Luxury Goods) 380 29,765
Qualys, Inc.
*
(Software) 283 34,883
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 847 87,105
Range Resources Corp. (Oil, Gas & Consumable Fuels) 1,876 66,692
Rayonier, Inc. (Specialized REITs) 1,117 24,652
Rb Global, Inc. (Commercial Services & Supplies) 1,461 144,960
RBC Bearings, Inc.
*
(Machinery) 248 106,275
Regal Rexnord Corp. (Electrical Equipment) 523 73,685
Reinsurance Group of America, Inc. (Insurance) 520 94,879
Reliance Steel & Aluminum Co. (Metals & Mining) 413 116,644
RenaissanceRe Holdings, Ltd. (Insurance) 371 94,267
Repligen Corp.
*
(Life Sciences Tools & Services) 417 62,158
Rexford Industrial Realty, Inc. (Industrial REITs) 1,860 76,854
RH
*
(Specialty Retail) 120 20,699
RLI Corp.
*
(Insurance) 724 42,687
Roivant Sciences, Ltd.
*
(Biotechnology) 3,389 67,746
Royal Gold, Inc. (Metals & Mining) 637 111,341
RPM International, Inc. (Chemicals) 1,011 110,483
Ryan Specialty Holdings, Inc. (Insurance) 888 48,662
Ryder System, Inc. (Ground Transportation) 321 54,323
Sabra Health Care REIT, Inc. (Health Care REITs) 1,889 33,662
Saia, Inc.
*
(Ground Transportation) 209 61,133
Science Applications International Corp. (Professional
Services) 369 34,579
SEI Investments Co. (Capital Markets) 740 59,651
Selective Insurance Group, Inc. (Insurance) 479 36,088
Sensata Technologies Holding PLC (Electrical
Equipment) 1,147 36,509
Service Corp. International (Diversified Consumer
Services) 1,105 92,278
Shift4 Payments, Inc.
*
- Class A (Financial Services) 529 36,554
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 258 33,819
Siligan Holdings, Inc. (Containers & Packaging) 700 27,034
Simpson Manufacturing Co., Inc. (Building Products) 329 58,069
SLM Corp. (Consumer Finance) 1,642 44,088
Sonoco Products Co.
*
(Containers & Packaging) 776 31,482
Sotera Health Co.
*
(Life Sciences Tools & Services) 1,387 23,024
SouthState Bank Corp. (Banks) 798 70,743
Southwest Gas Holdings, Inc. (Gas Utilities) 504 40,068
Spire, Inc.
*
(Gas Utilities) 464 40,090
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 770 60,799
STAG Industrial, Inc. (Industrial REITs) 1,469 56,219

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraMid-Cap ProFund
Common Stocks, continued
Shares Value
Starwood Property Trust, Inc. (Mortgage REITs) 2,718 $ 49,413
Stifel Financial Corp. (Capital Markets) 805 95,336
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 304 21,566
Synovus Financial Corp. (Banks) 1,093 48,792
Talen Energy Corp.
*
(Electric Utilities) 360 143,922
Taylor Morrison Home Corp.
*
(Household Durables) 779 46,171
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 604 94,520
TechnipFMC PLC (Energy Equipment & Services) 3,237 133,849
Tempur Sealy International, Inc. (Household Durables) 1,654 131,228
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 696 143,718
Terex Corp. (Machinery) 517 23,792
Tetra Tech, Inc. (Commercial Services & Supplies) 2,069 66,167
Texas Capital Bancshares, Inc.
*
(Banks) 360 30,182
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 524 85,715
The Boston Beer Co., Inc.
*
- Class A (Beverages) 61 12,626
The Brink's Co.
*
(Commercial Services & Supplies) 329 36,572
The Carlyle Group, Inc. (Capital Markets) 2,050 109,307
The Ensign Group, Inc. (Health Care Providers &
Services) 451 81,225
The Gap, Inc. (Specialty Retail) 1,792 40,947
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 2,255 15,537
The Hanover Insurance Group, Inc.
*
(Insurance) 282 48,188
The Middleby Corp.
*
(Machinery) 367 45,592
The New York Times Co. - Class A (Media) 1,276 72,719
The Scotts Miracle-Gro Co.
*
(Chemicals) 350 18,732
The Timken Co. (Machinery) 499 39,176
The Toro Co. (Machinery) 776 57,990
Thor Industries, Inc. (Automobiles) 419 43,723
Toll Brothers, Inc. (Household Durables) 773 104,316
TopBuild Corp.
*
(Household Durables) 220 92,946
TransUnion (Professional Services) 1,534 124,531
Travel + Leisure Co.
*
(Hotels, Restaurants & Leisure) 511 32,081
Trex Co., Inc.
*
(Building Products) 845 40,830
Twilio, Inc.
*
- Class A (Software) 1,208 162,935
TXNM Energy, Inc. (Electric Utilities) 748 42,486
UFP Industries, Inc. (Building Products) 462 42,564
UGI Corp. (Gas Utilities) 1,692 56,563
UMB Financial Corp. (Banks) 562 60,067
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,487 6,855
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 956 4,245
United Bankshares, Inc. (Banks) 1,113 39,834
United Therapeutics Corp.
*
(Biotechnology) 356 158,574
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 348 51,253
Unum Group (Insurance) 1,233 90,527
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,773 128,755
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 292 43,312
Valaris, Ltd.
*
(Energy Equipment & Services) 521 29,239
Valley National Bancorp (Banks) 3,793 41,230
Valmont Industries, Inc. (Construction & Engineering) 156 64,495
Valvoline, Inc.
*
(Specialty Retail) 1,001 33,043
VF Corp. (Textiles, Apparel & Luxury Goods) 2,584 36,279
Viper Energy, Inc. - Class A (Oil & Gas Producers) 1,329 49,917
Visteon Corp. (Automobile Components) 214 22,932
Vontier Corp.
*
(Electronic Equipment, Instruments &
Components) 1,156 44,506
Vornado Realty Trust (Office REITs) 1,270 48,184
Voya Financial, Inc. (Financial Services) 758 56,440
Common Stocks, continued
Shares Value
Warner Music Group Corp.
*
- Class A (Entertainment) 1,149 $ 36,722
Watsco, Inc. (Trading Companies & Distributors) 275 101,203
Watts Water Technologies, Inc. - Class A (Machinery) 217 59,154
Weatherford International PLC (Energy Equipment &
Services) 566 41,709
Webster Financial Corp. (Banks) 1,308 74,608
WESCO International, Inc. (Trading Companies &
Distributors) 382 99,140
Western Alliance Bancorp (Banks) 816 63,118
Westlake Corp.
*
(Chemicals) 262 18,028
WEX, Inc.
*
(Financial Services) 270 39,388
Whirlpool Corp.
(a)
(Household Durables) 439 31,446
Wingstop, Inc. (Hotels, Restaurants & Leisure) 220 47,659
Wintrust Financial Corp. (Banks) 528 68,651
Woodward, Inc. (Aerospace & Defense) 473 123,978
WP Carey, Inc. (Equity REIT - Diversified) 1,724 113,784
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 602 44,205
XPO, Inc.
*
(Ground Transportation) 927 133,367
YETI Holdings, Inc.
*
(Leisure Products) 639 21,720
Zions Bancorp N.A. (Banks) 1,163 60,604
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 2,209 24,785
TOTAL COMMON STOCKS
  (Cost $14,172,647) 24,513,477
Repurchase Agreements
(b)(c)
( 26.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $8,424,922 $ 8,424,000 8,424,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,424,000) 8,424,000
Collateral for Securities Loaned
(d)
( 0.4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.08%
(e)
118,665 118,665
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $118,665) 118,665
TOTAL INVESTMENT SECURITIES
  (Cost $22,715,312)— 104.7% 33,056,142
Net other assets (liabilities) —  (4.7)% (1,498,939)
NET ASSETS — 100.0% $ 31,557,203
*
Non-income producing security.
(a)
All or part of this security was on loan as of October 31, 2025. The total value of securities on loan as of October 31, 2025 was $103,687.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $6,423,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
October 31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of October 31, 2025.
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraMid-Cap ProFund
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P MidCap 400 Futures Contracts 9 12/22/25 $ 2,931,930 $ (33,158)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 11/28/25 4.52% $ 10,983,325 $ (274,651)
SPDR S&P MidCap 400 ETF Goldman Sachs International 11/28/25 4.29% 5,804,431 (193,320)
$16,787,756 $(467,971)
S&P MidCap 400 UBS AG 11/28/25 4.67% $ 16,089,033 $ (333,288)
SPDR S&P MidCap 400 ETF UBS AG 11/28/25 4.67% 2,848,021 (58,245)
$18,937,054 $(391,533)
$35,724,810 $(859,504)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraMid-Cap ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 712,977 2.3%
Air Freight & Logistics 50,645 0.2%
Automobile Components 187,803 0.6%
Automobiles 69,543 0.2%
Banks 1,538,726 4.8%
Beverages 150,056 0.5%
Biotechnology 621,096 2.0%
Broadline Retail 99,900 0.3%
Building Products 513,647 1.6%
Capital Markets 700,702 2.2%
Chemicals 330,326 1.0%
Commercial Services & Supplies 376,810 1.2%
Communications Equipment 322,239 1.0%
Construction & Engineering 632,577 2.0%
Construction Materials 81,319 0.3%
Consumer Finance 178,715 0.6%
Consumer Staples Distribution & Retail 660,579 2.1%
Containers & Packaging 255,827 0.8%
Diversified Consumer Services 297,521 0.9%
Diversified Telecommunication Services 90,472 0.3%
Electric Utilities 381,434 1.2%
Electrical Equipment 497,563 1.6%
Electronic Equipment, Instruments & Components 904,375 2.9%
Energy Equipment & Services 247,517 0.8%
Entertainment 36,722 0.1%
Equity REIT - Diversified 113,784 0.4%
Financial Services 369,674 1.2%
Food Products 195,144 0.6%
Value
% of Net
Assets
Gas Utilities $ 265,876 0.8%
Ground Transportation 359,818 1.1%
Health Care Equipment & Supplies 293,603 0.9%
Health Care Providers & Services 536,149 1.7%
Health Care REITs 180,364 0.6%
Health Care Technology 70,884 0.2%
Hotel & Resort REITs 16,217 0.1%
Hotels, Restaurants & Leisure 623,116 2.0%
Household Durables 439,564 1.4%
Independent Power/Renewable Electricity Producers 50,951 0.2%
Industrial REITs 264,033 0.8%
Industrial Support Services 107,330 0.3%
Insurance 974,211 3.1%
Interactive Media & Services 24,785 0.1%
IT Services 188,530 0.6%
Leisure Facilities & Services 42,232 0.1%
Leisure Products 130,177 0.4%
Life Sciences Tools & Services 480,261 1.5%
Machinery 1,275,167 3.9%
Marine Transportation 45,428 0.1%
Media 196,121 0.6%
Metals & Mining 709,711 2.3%
Mortgage REITs 156,491 0.5%
Multi-Utilities 65,229 0.2%
Office REITs 143,696 0.5%
Oil & Gas Producers 49,917 0.2%
Oil, Gas & Consumable Fuels 666,569 2.1%
Paper & Forest Products 43,468 0.1%
Passenger Airlines 106,127 0.3%

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraMid-Cap ProFund
Value
% of Net
Assets
Personal Care Products $ 98,416 0.3%
Pharmaceuticals 174,968 0.6%
Professional Services 616,620 2.0%
Real Estate Management & Development 113,799 0.4%
Residential REITs 203,527 0.6%
Retail - Discretionary 40,808 0.1%
Retail REITs 225,038 0.7%
Semiconductors & Semiconductor Equipment 714,632 2.3%
Software 1,156,088 3.6%
Specialized REITs 340,879 1.0%
Specialty Retail 805,714 2.7%
Technology Hardware, Storage & Peripherals 241,223 0.8%
Textiles, Apparel & Luxury Goods 141,760 0.4%
Trading Companies & Distributors 430,070 1.4%
Water Utilities 86,217 0.3%
Other
**
7,043,726 22.4%
Total $ 31,557,203 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraNasdaq-100 ProFund
Common Stocks (72.9%)
Shares Value
Adobe, Inc.
*
(Software) 21,303 $ 7,249,624
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 81,499 20,873,524
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 21,548 2,726,684
Alphabet, Inc. - Class A (Interactive Media & Services) 118,739 33,388,219
Alphabet, Inc. - Class C (Interactive Media & Services) 110,840 31,236,929
Amazon.com, Inc.
*
(Broadline Retail) 217,716 53,170,602
American Electric Power Co., Inc. (Electric Utilities) 26,857 3,229,823
Amgen, Inc. (Biotechnology) 27,036 8,068,354
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 24,706 5,784,416
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 302,929 81,902,914
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 40,007 9,325,632
AppLovin Corp.
*
- Class A (Software) 15,455 9,849,935
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 6,859 1,164,795
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 4,255 4,507,024
AstraZeneca PLC
ADR
(Pharmaceuticals) 29,498 2,430,635
Atlassian Corp.
*
- Class A (Software) 8,351 1,414,826
Autodesk, Inc.
*
(Software) 10,747 3,238,501
Automatic Data Processing, Inc. (Professional Services) 20,341 5,294,762
Axon Enterprise, Inc.
*
(Aerospace & Defense) 3,942 2,886,451
Baker Hughes Co. (Energy Equipment & Services) 49,511 2,396,828
Biogen, Inc.
*
(Biotechnology) 7,363 1,135,890
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 1,628 8,266,560
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 158,790 58,693,548
Cadence Design Systems, Inc.
*
(Software) 13,684 4,634,634
CDW Corp. (Electronic Equipment, Instruments &
Components) 6,582 1,048,973
Charter Communications, Inc.
*
- Class A (Media) 6,860 1,604,142
Cintas Corp. (Commercial Services & Supplies) 20,238 3,709,018
Cisco Systems, Inc. (Communications Equipment) 198,871 14,539,459
Coca-Cola European Partners PLC (Beverages) 23,011 2,044,067
Cognizant Technology Solutions Corp. - Class A (IT
Services) 24,527 1,787,528
Comcast Corp. - Class A (Media) 184,948 5,148,028
Constellation Energy Corp. (Electric Utilities) 15,689 5,914,753
Copart, Inc.
*
(Commercial Services & Supplies) 48,559 2,088,523
CoStar Group, Inc.
*
(Real Estate Management &
Development) 21,276 1,464,002
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 22,271 20,298,903
Crowdstrike Holdings, Inc.
*
- Class A (Software) 12,603 6,843,555
CSX Corp. (Ground Transportation) 93,624 3,372,337
Datadog, Inc.
*
- Class A (Software) 16,235 2,643,220
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 19,694 1,146,585
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 14,538 2,081,696
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 20,207 5,140,055
Electronic Arts, Inc. (Entertainment) 12,565 2,513,754
Exelon Corp. (Electric Utilities) 50,721 2,339,253
Fastenal Co. (Trading Companies & Distributors) 57,634 2,371,639
Fortinet, Inc.
*
(Software) 38,473 3,325,221
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 22,928 1,718,454
Gilead Sciences, Inc. (Biotechnology) 62,313 7,464,474
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 27,871 992,208
Honeywell International, Inc. (Industrial Conglomerates) 31,884 6,419,206
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 4,018 2,529,371
Common Stocks, continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 219,812 $ 8,790,282
Intuit, Inc. (Software) 14,009 9,351,708
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 18,003 9,618,642
Keurig Dr Pepper, Inc. (Beverages) 68,221 1,852,882
KLA Corp. (Semiconductors & Semiconductor
Equipment) 6,627 8,010,320
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 63,559 10,008,000
Linde PLC (Chemicals) 23,565 9,857,239
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 5,762 982,651
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 13,633 3,552,487
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 43,295 4,058,473
MercadoLibre, Inc.
*
(Broadline Retail) 2,546 5,925,204
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 44,274 28,705,048
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 27,103 1,691,769
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 56,202 12,576,322
Microsoft Corp. (Software) 151,729 78,566,794
MicroStrategy, Inc.
*
- Class A (Software) 13,254 3,572,086
Mondelez International, Inc. - Class A (Food Products) 64,982 3,733,866
Monster Beverage Corp.
*
(Beverages) 49,036 3,277,076
Netflix, Inc.
*
(Entertainment) 21,340 23,876,472
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 496,023 100,439,697
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 12,661 2,647,668
Old Dominion Freight Line, Inc. (Ground
Transportation) 10,555 1,482,133
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 20,539 1,028,593
O'Reilly Automotive, Inc.
*
(Specialty Retail) 42,611 4,024,183
PACCAR, Inc. (Machinery) 26,371 2,594,906
Palantir Technologies, Inc.
*
- Class A (Software) 114,213 22,896,280
Palo Alto Networks, Inc.
*
(Software) 33,592 7,398,302
Paychex, Inc. (Professional Services) 18,060 2,113,562
PayPal Holdings, Inc.
*
(Financial Services) 47,979 3,323,505
PDD Holdings, Inc.
*ADR
(Broadline Retail) 33,543 4,523,944
PepsiCo, Inc. (Beverages) 68,755 10,044,418
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 54,187 9,802,428
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 5,231 3,409,566
Roper Technologies, Inc. (Software) 5,404 2,410,995
Ross Stores, Inc. (Specialty Retail) 16,425 2,610,261
Shopify, Inc.
*
- Class A (IT Services) 61,289 10,655,705
Solstice Advanced Materials, Inc.
*
(Chemicals) 7,971 359,253
Starbucks Corp. (Hotels, Restaurants & Leisure) 57,085 4,616,464
Synopsys, Inc.
*
(Software) 9,293 4,217,349
Take-Two Interactive Software, Inc.
*
(Entertainment) 9,264 2,375,012
Tesla, Inc.
*
(Automobiles) 74,398 33,967,151
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 45,657 7,371,779
The Kraft Heinz Co. (Food Products) 59,440 1,469,951
The Trade Desk, Inc.
*
- Class A (Media) 22,381 1,125,317
Thomson Reuters Corp. (Professional Services) 22,633 3,464,207
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 56,518 11,871,606
Verisk Analytics, Inc. (Professional Services) 7,016 1,534,820
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 12,876 5,479,639
Warner Bros. Discovery, Inc.
*
(Entertainment) 124,333 2,791,276
Workday, Inc.
*
- Class A (Software) 10,898 2,614,648

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraNasdaq-100 ProFund
Common Stocks, continued
Shares Value
Xcel Energy, Inc. (Electric Utilities) 29,701 $ 2,410,830
Zscaler, Inc.
*
(Software) 7,819 2,589,184
TOTAL COMMON STOCKS
  (Cost $338,791,609) 981,091,487
Repurchase Agreements
(a)(b)
( 26.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $350,564,368 $ 350,526,000 350,526,000
TOTAL REPURCHASE AGREEMENTS
(Cost $350,526,000) 350,526,000
TOTAL INVESTMENT SECURITIES
  (Cost $689,317,609)— 99.0% $ 1,331,617,487
Net other assets (liabilities) —  1.0% 12,907,165
NET ASSETS — 100.0% $ 1,344,524,652
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $222,673,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 127 12/22/25 $ 66,050,160 $ 4,276,332
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 11/28/25 4.42% $ 182,262,935 $ (200,810)
Nasdaq-100 Index Goldman Sachs International 11/28/25 4.62% 655,186,575 634,702
$837,449,510 $433,892
Invesco QQQ Trust, Series 1
ETF UBS AG 11/28/25 4.67% $226,990,713 $ 231,214
Nasdaq-100 Index UBS AG 11/28/25 4.67% 572,193,872 650,343
$799,184,585 $881,557
$1,636,634,095 $1,315,449
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 2,886,451 0.2%
Automobiles 33,967,151 2.5%
Beverages 17,218,443 1.3%
Biotechnology 25,557,923 1.9%
Broadline Retail 63,619,750 4.7%
Chemicals 10,216,492 0.8%
Commercial Services & Supplies 5,797,541 0.4%
Communications Equipment 14,539,459 1.1%
Consumer Staples Distribution & Retail 20,298,903 1.5%
Electric Utilities 13,894,659 1.0%
Electronic Equipment, Instruments & Components 1,048,973 0.1%
Energy Equipment & Services 2,396,828 0.1%
Entertainment 31,556,514 2.3%
Value
% of Net
Assets
Financial Services $ 3,323,505 0.2%
Food Products 5,203,817 0.4%
Ground Transportation 4,854,470 0.4%
Health Care Equipment & Supplies 15,013,052 1.1%
Hotels, Restaurants & Leisure 24,302,250 1.8%
Industrial Conglomerates 6,419,206 0.5%
Interactive Media & Services 93,330,196 7.0%
IT Services 12,443,233 0.9%
Machinery 2,594,906 0.2%
Media 7,877,487 0.6%
Oil, Gas & Consumable Fuels 2,081,696 0.2%
Pharmaceuticals 2,430,635 0.2%
Professional Services 12,407,351 0.9%
Real Estate Management & Development 1,464,002 0.1%

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraNasdaq-100 ProFund
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 267,766,478 19.8%
Software 172,816,862 12.9%
Specialty Retail 6,634,444 0.5%
Technology Hardware, Storage & Peripherals 81,902,914 6.1%
Textiles, Apparel & Luxury Goods 982,651 0.1%
Trading Companies & Distributors 2,371,639 0.2%
Wireless Telecommunication Services 11,871,606 0.9%
Other
**
363,433,165 27.1%
Total $ 1,344,524,652 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraShort China ProFund
Repurchase Agreements
(a)(b)
( 95.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,937,212 $ 1,937,000 $ 1,937,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,937,000) 1,937,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,937,000)— 95.0% 1,937,000
Net other assets (liabilities) —  5.0% 103,018
NET ASSETS — 100.0% $ 2,040,018
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $122,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P China Select ADR Index
(USD) Goldman Sachs International 11/27/25 (3.52)% $ (2,044,564) $ 61,264
S&P China Select ADR Index
(USD) UBS AG 11/27/25 (3.67)% (2,029,866) 63,249
$(4,074,430) $124,513
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Dow 30 ProFund
Repurchase Agreements
(a)(b)
( 107.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,218,133 $ 1,218,000 $ 1,218,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,218,000) 1,218,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,218,000)— 107.0% 1,218,000
Net other assets (liabilities) —  (7.0)% (79,409)
NET ASSETS — 100.0% $ 1,138,591
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $448,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 11/28/25 (4.37)% $ (742,266) $ 684
Dow Jones Industrial Average UBS AG 11/28/25 (4.27)% (1,540,514) 9
$(2,282,780) $693
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraShort Emerging Markets ProFund
Repurchase Agreements
(a)(b)
( 70.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $265,029 $ 265,000 $ 265,000
TOTAL REPURCHASE AGREEMENTS
(Cost $265,000) 265,000
TOTAL INVESTMENT SECURITIES
  (Cost $265,000)— 70.9% 265,000
Net other assets (liabilities) —  29.1% 108,582
NET ASSETS — 100.0% $ 373,582
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $41,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 11/27/25 (3.67)% $ (563,681) $ 11,462
S&P Emerging 50 ADR Index
(USD) UBS AG 11/27/25 (3.87)% (182,644) 4,296
$(746,325) $15,758
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort International ProFund
Repurchase Agreements
(a)(b)
( 111.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $1,757,192 $ 1,757,000 $ 1,757,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,757,000) 1,757,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,757,000)— 111.4% 1,757,000
Net other assets (liabilities) —  (11.4)% (180,139)
NET ASSETS — 100.0% $ 1,576,861
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $106,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 11/27/25 (3.82)% $ (1,572,143) $ 22,861
MSCI EAFE Index UBS AG 11/27/25 (4.17)% (1,571,057) 24,608
$(3,143,200) $47,469
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraShort Japan ProFund
Repurchase Agreements
(a)(b)
( 88.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $849,093 $ 849,000 $ 849,000
TOTAL REPURCHASE AGREEMENTS
(Cost $849,000) 849,000
TOTAL INVESTMENT SECURITIES
  (Cost $849,000)— 88.5% 849,000
Net other assets (liabilities) —  11.5% 109,841
NET ASSETS — 100.0% $ 958,841
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $40,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 6 12/12/25 $ (1,570,800) $ (100,850)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 11/27/25 (4.12)% $ (347,383) $ (9,600)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Latin America ProFund
Repurchase Agreements
(a)(b)
( 82.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $561,061 $ 561,000 $ 561,000
TOTAL REPURCHASE AGREEMENTS
(Cost $561,000) 561,000
TOTAL INVESTMENT SECURITIES
  (Cost $561,000)— 82.5% 561,000
Net other assets (liabilities) —  17.5% 118,634
NET ASSETS — 100.0% $ 679,634
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $35,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Latin America 35 ADR
Index (USD) Goldman Sachs International 11/27/25 (3.52)% $ (593,676) $ (18,358)
S&P Latin America 35 ADR
Index (USD) UBS AG 11/27/25 (3.67)% (765,634) (18,481)
$(1,359,310) $(36,839)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraShort Mid-Cap ProFund
Repurchase Agreements
(a)(b)
( 75.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $537,059 $ 537,000 $ 537,000
TOTAL REPURCHASE AGREEMENTS
(Cost $537,000) 537,000
TOTAL INVESTMENT SECURITIES
  (Cost $537,000)— 75.5% 537,000
Net other assets (liabilities) —  24.5% 173,835
NET ASSETS — 100.0% $ 710,835
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $172,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 11/28/25 (4.12)% $ (642,110) $ 7,350
S&P MidCap 400 UBS AG 11/28/25 (4.27)% (780,888) 12,337
$(1,422,998) $19,687
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraShort Nasdaq-100 ProFund
Repurchase Agreements
(a) (b)
( 112 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $14,398,576 $ 14,397,000 $ 14,397,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,397,000) 14,397,000
TOTAL INVESTMENT SECURITIES
  (Cost $14,397,000)— 112.4% 14,397,000
Net other assets (liabilities) — ( 12 .4 ) % (1,590,065)
NET ASSETS — 100.0% $ 12,806,935
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $3,873,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 4 12/22/25 $ (2,080,320) $ (151,712)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 11/28/25 (4.37)% $ (7,310,093) $ 16,335
Nasdaq-100 Index UBS AG 11/28/25 (4.27)% (16,213,048) (15,322)
$(23,523,141) $1,013
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraShort Small-Cap ProFund
Repurchase Agreements
(a) (b)
( 98 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $3,975,435 $ 3,975,000 $ 3,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,975,000) 3,975,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,975,000)— 98.5% 3,975,000
Net other assets (liabilities) — 1 .5% 61,868
NET ASSETS — 100.0% $ 4,036,868
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,188,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 3 12/22/25 $ (373,485) $ (13,123)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 11/28/25 (4.02)% $ (4,814,956) $ 89,342
Russell 2000 Index UBS AG 11/28/25 (4.17)% (2,885,998) 48,942
$(7,700,954) $138,284
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks (64.2%)
Shares Value
10X Genomics Inc
*
- Class A (Medical Equipment &
Devices) 1,254 $ 17,104
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 256 922
1st Source Corp. (Banks) 216 12,839
3D Systems Corp.
*
(Machinery) 1,541 4,407
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 469 5,394
8x8, Inc.
*
(Software) 1,564 2,878
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 320 2,554
A10 Networks, Inc. (Software) 841 15,003
AAR Corp.
*
(Aerospace & Defense) 418 35,200
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 67 716
Abacus Life Inc
*
(Insurance) 472 2,369
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 511 2,458
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 551 39,975
ABM Industries, Inc. (Commercial Services & Supplies) 724 31,132
Absci Corp.
*
(Biotechnology) 1,538 6,583
Acacia Research Corp.
*
(Financial Services) 400 1,388
Academy Sports & Outdoors, Inc. (Specialty Retail) 776 37,163
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 1,455 33,029
Acadia Realty Trust (Retail REITs) 1,544 29,444
Acadian Asset Management, Inc. (Capital Markets) 314 15,103
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 633 6,450
ACCO Brands Corp. (Commercial Services & Supplies) 1,022 3,843
Accuray, Inc.
*
(Health Care Equipment & Supplies) 1,186 1,672
ACI Worldwide, Inc.
*
(Software) 1,234 58,775
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 1,013 2,553
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 591 24,503
Acme United Corp. (Wholesale - Discretionary) 39 1,482
ACNB Corp. (Banks) 120 5,422
ACRES Commercial Realty Corp.
*
(Specialty Finance) 72 1,512
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 72 480
Acuren Corp.
*
(Asset Management) 1,993 24,175
Acushnet Holdings Corp. (Leisure Products) 323 24,978
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 1,964 17,813
Adamas Trust, Inc. (Mortgage REITs) 995 6,637
AdaptHealth Corp.
*
(Health Care Providers & Services) 1,191 10,707
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 1,747 30,329
ADC Therapeutics SA
*
(Biotechnology) 847 3,778
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 212 24,781
Adeia, Inc. (Software) 1,271 21,658
Adient PLC
*
(Automobile Components) 984 22,819
ADMA Biologics, Inc.
*
(Biotechnology) 2,710 41,951
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 415 40,678
ADTRAN Holdings, Inc. (Communications Equipment) 869 9,055
Advance Auto Parts, Inc. (Specialty Retail) 702 33,085
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 441 89,404
AdvanSix, Inc. (Chemicals) 307 5,707
Advantage Solutions, Inc.
*
(Media) 1,102 1,411
Aebi Schmidt Holding AG
*
(Machinery) 436 4,861
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 333 8,655
Aeluma, Inc.
*
(Semiconductors) 116 1,892
AeroVironment, Inc.
*
(Aerospace & Defense) 373 137,976
AerSale Corp.
*
(Aerospace & Defense) 376 2,790
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 358 5,850
AFC Gamma, Inc. (Mortgage REITs) 214 696
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 326 2,328
agilon health, Inc.
*
(Health Care Providers & Services) 3,608 2,874
Common Stocks, continued
Shares Value
Agilysys, Inc.
*
(Software) 303 $ 38,014
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 660 28,538
AirJoule Technologies Corp.
*
(Electrical Equipment) 279 1,440
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 82 1,342
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 194 2,020
Airship AI Holdings, Inc.
*
(Software) 234 1,112
Akebia Therapeutics, Inc.
*
(Biotechnology) 2,922 6,458
Akero Therapeutics, Inc.
*
(Biotechnology) 817 44,281
Alamo Group, Inc. (Machinery) 121 21,625
Alarm.com Holdings, Inc.
*
(Software) 557 27,416
Albany International Corp. (Machinery) 353 19,973
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 634 3,214
Alector, Inc.
*
(Biotechnology) 808 1,188
Alerus Financial Corp. (Financial Services) 275 5,808
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 854 13,638
Alexander's, Inc. (Retail REITs) 25 5,523
Alico, Inc. (Food Products) 62 2,183
Alight, Inc.
*
- Class A (Professional Services) 5,043 14,524
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 1,709 28,814
Alkami Technology, Inc.
*
(Software) 798 16,191
Alkermes PLC
*
(Biotechnology) 1,897 58,238
Allegiant Travel Co. (Passenger Airlines) 169 10,508
ALLETE, Inc. (Electric Utilities) 684 46,054
Allied Motion Technologies, Inc. (Electrical Equipment) 168 9,186
Allogene Therapeutics, Inc.
*
(Biotechnology) 1,772 2,197
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 293 8,222
Alpha Metallurgical Resources, Inc. (Metals & Mining) 137 23,737
Alpha Teknova, Inc.
*
(Biotech & Pharma) 127 667
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 1,356 25,750
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 148 2,173
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 238 1,457
AlTi Global, Inc.
*
(Capital Markets) 498 1,962
Altice USA, Inc.
*
- Class A (Cable & Satellite) 3,056 6,815
Altimmune, Inc.
*
(Biotechnology) 953 3,860
Alumis, Inc.
*
(Pharmaceuticals) 653 3,102
Amalgamated Financial Corp. (Banks) 274 7,469
A-Mark Precious Metals, Inc. (Distributors) 222 5,901
Ambac Financial Group, Inc.
*
(Insurance) 505 4,146
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 476 40,569
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 54 1,650
AMC Entertainment Holdings, Inc.
*
(Entertainment) 5,089 13,181
AMC Networks, Inc.
*
- Class A (Media) 378 2,865
Amerant Bancorp, Inc. (Banks) 434 7,278
Ameresco, Inc.
*
- Class A (Construction & Engineering) 375 14,820
American Assets Trust, Inc. (Equity REIT - Diversified) 608 11,619
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 1,352 8,382
American Battery Technology Co.
*
(Metals & Mining) 1,037 5,320
American Eagle Outfitters, Inc. (Specialty Retail) 1,900 31,749
American Healthcare REIT, Inc. (Health Care REITs) 1,862 84,386
American Integrity Insurance Group, Inc.
*
(Insurance) 94 2,240
American Outdoor Brands Inc.
*
(Leisure Products) 144 989
American Public Education, Inc.
*
(Diversified Consumer
Services) 203 6,798
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 15 236
American States Water Co. (Water Utilities) 452 32,232
American Superconductor Corp.
*
(Electrical Equipment) 511 30,267
American Vanguard Corp. (Chemicals) 299 1,337

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
American Woodmark Corp.
*
(Building Products) 168 $ 10,707
America's Car-Mart, Inc.
*
(Specialty Retail) 87 1,935
Ameris Bancorp (Banks) 774 55,434
AMERISAFE, Inc. (Insurance) 222 8,898
Ames National Corp. (Banks) 104 2,169
Amicus Therapeutics, Inc.
*
(Biotechnology) 3,255 29,393
AMMO, Inc.
*
(Leisure Products) 1,014 1,622
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 448 8,821
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,759 19,032
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 434 11,067
Amplitude, Inc.
*
- Class A (Software) 1,045 10,502
Amprius Technologies, Inc.
*
(Electrical Equipment) 1,089 15,344
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 811 11,297
AnaptysBio, Inc.
*
(Biotechnology) 228 8,340
Anavex Life Sciences Corp.
*
(Biotechnology) 977 7,787
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 144 1,306
Angi, Inc.
*
(Interactive Media & Services) 476 6,317
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 454 5,462
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 213 19,298
Anika Therapeutics, Inc.
*
(Biotechnology) 146 1,424
Annexon, Inc.
*
(Biotechnology) 1,119 3,536
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 397 1,783
Anterix, Inc.
*
(Diversified Telecommunication Services) 132 2,669
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 1,234 12,402
Apartment Investment and Management Co.
*
(Residential REITs) 1,544 8,214
Apogee Enterprises, Inc. (Building Products) 248 9,079
Apogee Therapeutics, Inc.
*
(Biotechnology) 383 21,674
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 1,634 15,996
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 477 14,887
Appian Corp.
*
- Class A (Software) 461 13,798
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,619 29,307
Applied Digital Corp.
*
(IT Services) 2,507 86,893
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 635 22,581
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 1,006 6,861
Arbor Realty Trust, Inc. (Mortgage REITs) 2,232 22,520
Arbutus Biopharma Corp.
*
(Biotechnology) 1,770 8,372
ArcBest Corp. (Ground Transportation) 267 19,843
Arcellx, Inc.
*
(Biotechnology) 400 36,100
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 6,440 72,257
Archrock, Inc. (Energy Equipment & Services) 1,934 48,873
Arcosa, Inc. (Construction & Engineering) 568 57,936
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 296 2,951
Arcus Biosciences, Inc.
*
(Biotechnology) 806 15,894
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 1,252 31,688
Ardagh Metal Packaging SA (Containers & Packaging) 1,631 5,823
Ardelyx, Inc.
*
(Biotechnology) 2,758 16,713
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 271 3,946
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 403 5,074
Ares Commercial Real Estate Corp. (Mortgage REITs) 618 2,756
Argan, Inc. (Construction & Engineering) 155 47,463
Arhaus, Inc. (Specialty Retail) 599 6,002
Arko Corp. (Specialty Retail) 898 3,956
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,163 22,492
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 935 6,115
Common Stocks, continued
Shares Value
ARMOUR Residential REIT, Inc. (Mortgage REITs) 1,299 $ 21,069
Arq, Inc.
*
(Chemicals) 370 2,457
Array Technologies, Inc.
*
(Electrical Equipment) 1,776 15,380
Arrive AI, Inc.
*
(Air Freight & Logistics) 43 215
ArriVent Biopharma, Inc.
*
(Biotechnology) 289 5,413
Arrow Financial Corp. (Banks) 193 5,383
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,410 59,770
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 690 6,182
Arteris, Inc.
*
(Software) 334 4,546
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 732 31,959
Artivion, Inc.
*
(Health Care Equipment & Supplies) 446 20,235
Arvinas, Inc.
*
(Pharmaceuticals) 767 7,777
Asana, Inc.
*
- Class A (Software) 1,013 14,233
Asbury Automotive Group, Inc.
*
(Specialty Retail) 230 53,958
Ascent Industries Co.
*
(Steel) 88 1,070
ASGN, Inc.
*
(IT Services) 500 22,380
ASP Isotopes, Inc.
*
(Chemicals) 896 9,076
Aspen Aerogels, Inc.
*
(Chemicals) 775 6,309
Aspen Insurance Holdings Ltd.
*
(Insurance) 180 6,615
Associated Banc-Corp. (Banks) 1,946 48,202
Astec Industries, Inc. (Machinery) 268 12,470
Astria Therapeutics, Inc.
*
(Biotechnology) 429 5,418
Astronics Corp.
*
(Aerospace & Defense) 354 17,410
Asure Software, Inc.
*
(Professional Services) 301 2,664
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 896 2,912
Ategrity Specialty Holdings, LLC
*
(Insurance) 73 1,418
Atkore, Inc. (Electrical Equipment) 394 27,285
Atlanta Braves Holdings, Inc.
*
(Entertainment) 540 21,989
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 79 3,408
Atlantic International Corp.
*
(Biotech & Pharma) 124 343
Atlantic Union Bankshares Corp. (Banks) 1,668 54,243
Atlanticus Holdings Corp.
*
(Consumer Finance) 62 3,417
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 908 11,241
Atmus Filtration Technologies, Inc. (Machinery) 977 44,434
ATN International, Inc. (Diversified Telecommunication
Services) 116 1,685
Atomera, Inc.
*
(Semiconductors) 342 1,081
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 566 19,555
aTyr Pharma, Inc.
*
(Biotechnology) 1,017 881
AudioEye, Inc.
*
(Software) 93 1,429
Aura Biosciences, Inc.
*
(Biotechnology) 513 3,145
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 1,361 17,924
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 1,044 19,721
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 524 5,822
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 571 5,168
AvePoint, Inc.
*
(Software) 1,554 21,865
Aviat Networks, Inc.
*
(Communications Equipment) 135 3,370
Avidity Biosciences, Inc.
*
(Biotechnology) 1,192 83,260
Avient Corp. (Chemicals) 1,075 34,475
Avista Corp. (Multi-Utilities) 942 35,843
Avita Medical, Inc.
*
(Biotechnology) 142 550
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 377 29,994
Axogen, Inc.
*
(Health Care Equipment & Supplies) 513 11,399
Axos Financial, Inc.
*
(Banks) 636 49,595
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 473 63,851
Azenta, Inc.
*
(Life Sciences Tools & Services) 477 14,406
AZZ, Inc. (Building Products) 347 34,648
B&G Foods, Inc. (Food Products) 902 3,608
Backblaze, Inc.
*
- Class A (IT Services) 626 6,454

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 347 $ 62,616
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 129 3,569
Balchem Corp. (Chemicals) 384 58,901
Bally's Corp.
*
(Leisure Facilities & Services) 86 1,566
Banc of California, Inc. (Banks) 1,501 25,472
BancFirst Corp. (Banks) 244 26,562
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 334 14,365
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 319 5,152
Bank First Corp. (Banks) 106 12,945
Bank of Hawaii Corp. (Banks) 461 29,933
Bank of Marin Bancorp (Banks) 172 4,429
Bank7 Corp. (Banks) 50 2,076
BankFinancial Corp. (Banking) 130 1,437
BankUnited, Inc. (Banks) 883 35,391
Bankwell Financial Group, Inc. (Banks) 83 3,598
Banner Corp. (Banks) 399 24,096
Bar Harbor Bankshares (Banks) 176 5,162
BARK, Inc.
*
(Specialty Retail) 1,080 980
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 188 1,717
Barrett Business Services, Inc. (Professional Services) 291 11,777
Bassett Furniture Industries, Inc.
*
(Retail - Discretionary) 95 1,401
BayCom Corp. (Banks) 121 3,298
BCB Bancorp, Inc. (Banks) 181 1,437
Beacon Financial Corporation (Banks) 975 23,732
Beam Therapeutics, Inc.
*
(Biotechnology) 1,118 27,961
Beazer Homes USA, Inc.
*
(Household Durables) 329 7,370
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 643 4,958
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 19 2,598
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 122 18,787
Belden, Inc. (Electronic Equipment, Instruments &
Components) 463 56,417
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 418 18,317
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 174 2,847
Berry Corp. (Oil, Gas & Consumable Fuels) 901 3,036
Beta Bionics, Inc.
*
(Biotechnology) 448 12,195
Better Home & Finance Holding Co.
*
(Specialty
Finance) 60 4,394
Beyond Meat, Inc.
*
(Food Products) 861 1,425
BGC Group, Inc. - Class A (Capital Markets) 4,240 38,754
Bicara Therapeutics, Inc.
*
(Biotechnology) 400 6,500
BigBear.ai Holdings, Inc.
*
(IT Services) 3,383 23,410
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 769 3,560
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 8 2,890
BioAge Labs, Inc.
*
(Pharmaceuticals) 277 2,097
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 2,449 17,927
Biohaven, Ltd.
*
(Biotechnology) 1,058 18,198
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 443 12,346
Biote Corp.
*
- Class A (Pharmaceuticals) 341 979
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 539 3,530
Bit Digital, Inc.
*
(Software) 3,720 13,615
Bitdeer Technologies Group
*
(Technology Services) 1,049 23,287
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 236 8,015
BK Technologies Corp
*
(Technology Hardware) 35 2,615
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 196 4,624
Black Hills Corp. (Multi-Utilities) 850 53,915
Blackbaud, Inc.
*
(Software) 448 28,690
BlackLine, Inc.
*
(Software) 609 34,865
Common Stocks, continued
Shares Value
BlackSky Technology, Inc.
*
(Professional Services) 363 $ 7,667
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 1,902 35,148
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 856 3,347
Blend Labs, Inc.
*
- Class A (Software) 2,454 8,123
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 2,511 331,853
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 982 6,707
Blue Bird Corp.
*
(Machinery) 371 18,535
Blue Foundry Bancorp
*
(Banks) 220 1,813
Blue Ridge Bankshares, Inc.
*
(Banking) 789 3,534
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 89 5,824
Bluerock Homes Trust, Inc. (Residential REITs) —
(a)
1
Boise Cascade Co. (Trading Companies & Distributors) 441 31,086
Boot Barn Holdings, Inc.
*
(Specialty Retail) 360 68,273
Borr Drilling, Ltd. (Energy Equipment & Services) 2,894 8,971
Boston Omaha Corp.
*
- Class A (Media) 255 3,244
Bowhead Specialty Holdings, Inc.
*
(Insurance) 185 4,433
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 164 7,100
Box, Inc.
*
- Class A (Software) 1,643 52,724
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs) 689 1,757
Brandywine Realty Trust (Office REITs) 2,014 6,908
Braze, Inc.
*
- Class A (Software) 932 26,711
BRC, Inc.
*
- Class A (Food Products) 1,130 1,435
Bread Financial Holdings, Inc. (Consumer Finance) 546 34,207
Bridgebio Pharma, Inc.
*
(Biotechnology) 1,828 114,505
Bridgewater Bancshares, Inc.
*
(Banks) 244 4,016
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 54 2,957
BrightSpire Capital, Inc. (Mortgage REITs) 1,508 7,781
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 1,257 41,544
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 840 10,349
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 518 56,287
Bristow Group, Inc.
*
(Energy Equipment & Services) 333 13,553
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 2,219 39,764
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 2,684 24,881
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 273 9,954
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 1,409 63,842
BRT Apartments Corp. (Residential REITs) 127 1,868
Build-A-Bear Workshop, Inc. (Specialty Retail) 145 7,862
Bumble, Inc.
*
- Class A (Interactive Media & Services) 851 4,723
Burford Capital, Ltd. (Financial Services) 2,353 23,412
Burke & Herbert Financial Services Corp. (Banks) 158 9,300
Business First Bancshares, Inc. (Banks) 333 8,165
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 2,245 6,039
BV Financial, Inc.
*
(Banking) 99 1,614
Byline Bancorp, Inc. (Banks) 367 9,814
Byrna Technologies, Inc.
*
(Aerospace & Defense) 212 4,293
C&F Financial Corp.
*
(Banking) 36 2,463
C3.ai, Inc.
*
- Class A (Software) 1,434 25,210
Cable One, Inc. (Media) 60 8,913
Cabot Corp. (Chemicals) 634 42,782
Cactus, Inc. - Class A (Energy Equipment & Services) 802 35,424
Cadence Bank (Banks) 2,184 82,423
Cadiz, Inc.
*
(Water Utilities) 643 3,408
Cadre Holdings, Inc. (Aerospace & Defense) 333 14,139
Calavo Growers, Inc.
*
(Food Products) 197 4,375
Caledonia Mining Corp. PLC (Metals & Mining) 193 5,427

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Caleres, Inc. (Specialty Retail) 386 $ 4,261
California Resources Corp. (Oil, Gas & Consumable
Fuels) 792 37,359
California Water Service Group (Water Utilities) 699 31,022
Calix, Inc.
*
(Communications Equipment) 690 47,209
Cal-Maine Foods, Inc. (Food Products) 537 47,150
Calumet, Inc.
*
(Chemicals) 806 15,765
Camden National Corp. (Banks) 196 7,477
Camping World Holdings, Inc. - Class A (Specialty
Retail) 705 9,278
Candel Therapeutics, Inc.
*
(Biotechnology) 490 2,636
Cannae Holdings, Inc. (Financial Services) 674 12,051
Cantaloupe, Inc.
*
(Financial Services) 689 7,276
Capital Bancorp, Inc. (Banks) 137 3,808
Capital City Bank Group, Inc. (Banks) 162 6,302
Capitol Federal Financial, Inc. (Banks) 1,440 8,698
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 1,361 28,241
Capricor Therapeutics, Inc.
*
(Biotechnology) 450 2,930
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 67 327
Cardiff Oncology, Inc.
*
(Biotechnology) 725 1,704
CareDx, Inc.
*
(Biotechnology) 637 9,555
CareTrust REIT, Inc. (Health Care REITs) 2,493 86,383
Cargurus, Inc.
*
(Interactive Media & Services) 962 33,784
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 79 1,018
Carriage Services, Inc. (Diversified Consumer Services) 166 7,420
Cars.com, Inc.
*
(Interactive Media & Services) 673 7,228
Carter Bankshares, Inc.
*
(Banks) 268 4,577
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 416 13,062
Cartesian Therapeutics, Inc.
*
(Biotechnology) 123 1,005
Casella Waste Systems, Inc.
*
(Commercial Services &
Supplies) 735 65,099
Cass Information Systems, Inc. (Financial Services) 142 5,613
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 332 8,466
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 1,353 28,778
Cathay General Bancorp (Banks) 788 35,815
Cavco Industries, Inc.
*
(Household Durables) 89 47,152
CB Financial Services, Inc.
*
(Banking) 53 1,716
CBIZ, Inc.
*
(Professional Services) 578 31,790
CBL & Associates Properties, Inc. (Retail REITs) 214 6,328
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 341 16,671
Celcuity, Inc.
*
(Biotechnology) 345 26,620
Celldex Therapeutics, Inc.
*
(Biotechnology) 766 20,475
Centerspace (Residential REITs) 197 11,672
Central Garden & Pet Co.
*
(Household Products) 99 3,036
Central Garden & Pet Co.
*
- Class A (Household
Products) 591 16,436
Central Pacific Financial Corp. (Banks) 311 8,867
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 184 67,613
Centuri Holdings, Inc.
*
(Construction & Engineering) 822 16,596
Century Aluminum Co.
*
(Metals & Mining) 618 18,305
Century Communities, Inc. (Household Durables) 305 18,117
Cerence, Inc.
*
(Software) 473 5,075
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 291 3,317
Cerus Corp.
*
(Health Care Equipment & Supplies) 2,159 3,174
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 274 7,456
CF Bankshares, Inc.
*
(Banking) 45 1,044
CG Oncology, Inc.
*
(Biotechnology) 653 28,255
Chain Bridge Bancorp Inc
*
(Banking) 25 741
Champion Homes, Inc.
*
(Household Durables) 670 45,714
Chart Industries, Inc.
*
(Machinery) 529 105,599
Common Stocks, continued
Shares Value
Chatham Lodging Trust (Hotel & Resort REITs) 545 $ 3,488
Chemung Financial Corp. (Banks) 49 2,483
Chesapeake Utilities Corp. (Gas Utilities) 267 33,984
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 212 2,726
Chimera Investment Corp. (Mortgage REITs) 931 11,880
ChoiceOne Financial Services, Inc. (Banks) 167 4,783
ChromaDex Corp.
*
(Life Sciences Tools & Services) 610 4,599
Cidara Therapeutics, Inc.
*
(Biotechnology) 181 19,772
Cimpress PLC
*
(Commercial Services & Supplies) 176 12,181
Cinemark Holdings, Inc.
*
(Entertainment) 1,216 32,843
Cipher Mining, Inc.
*
(Software) 3,100 57,815
Citi Trends, Inc.
*
(Specialty Retail) 56 2,006
Citizens & Northern Corp. (Banks) 175 3,388
Citizens Community Bancorp, Inc./WI
*
(Banking) 112 1,753
Citizens Financial Services, Inc. (Banks) 53 2,904
CITIZENS, INC.
*
(Insurance) 529 2,947
City Holding Co. (Banks) 164 19,332
City Office REIT, Inc. (Office REITs) 457 3,153
Civista Bancshares, Inc. (Banks) 222 4,780
Claritev Corp.
*
(Technology Services) 89 5,794
Claros Mortgage Trust, Inc. (Mortgage REITs) 1,079 3,453
Clarus Corp. (Leisure Products) 345 1,152
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 2,033 5,814
Cleanspark, Inc.
*
(Software) 3,245 57,761
Clear Secure, Inc. - Class A (Software) 979 29,830
Clearfield, Inc.
*
(Communications Equipment) 134 4,730
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 308 7,151
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 2,886 53,131
Clearwater Paper Corp.
*
(Paper & Forest Products) 185 3,265
Climb Global Solutions, Inc. (Electronic Equipment,
Instruments & Components) 45 4,999
Clipper Realty, Inc. (Residential REITs) 162 630
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 4,720 16,662
CNB Financial Corp. (Banks) 329 8,093
CNO Financial Group, Inc. (Insurance) 1,125 45,022
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,601 53,890
Coastal Financial Corp.
*
(Banks) 151 16,082
CoastalSouth Bancshares, Inc.
*
(Banks) 54 1,149
Codexis, Inc.
*
(Life Sciences Tools & Services) 957 2,268
Coeur Mining, Inc.
*
(Metals & Mining) 7,490 128,604
Cogent Biosciences, Inc.
*
(Biotechnology) 1,519 24,760
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 526 21,698
Cohen & Steers, Inc. (Capital Markets) 324 22,136
Coherus Biosciences, Inc.
*
(Biotechnology) 1,240 2,083
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 535 12,728
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 375 13,500
Colony Bankcorp, Inc. (Banks) 198 3,166
Columbia Financial, Inc.
*
(Banks) 318 4,691
Columbus McKinnon Corp. (Machinery) 331 5,372
Commercial Metals Co. (Metals & Mining) 1,326 78,712
CommScope Holding Co., Inc.
*
(Communications
Equipment) 2,495 43,164
Community Financial System, Inc. (Banks) 619 34,342
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 1,518 5,890
Community Healthcare Trust, Inc. (Health Care REITs) 320 4,691
Community Trust Bancorp, Inc. (Banks) 187 9,573
Community West Bancshares (Banks) 196 4,151
CommVault Systems, Inc.
*
(Software) 523 72,812

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Compass Diversified Holdings (Financial Services) 786 $ 5,015
Compass Minerals International, Inc. (Metals & Mining) 405 7,023
Compass Therapeutics, Inc.
*
(Biotechnology) 1,162 4,346
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 5,464 42,127
Complete Solaria Inc
*
(Renewable Energy) 705 1,269
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 514 10,208
Computer Programs & Systems, Inc.
*
(Software) 117 2,249
CompX International, Inc.
*
(Commercial Services &
Supplies) 18 405
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 866 16,238
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,366 27,211
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 260 1,661
Conduent, Inc.
*
(Professional Services) 1,743 4,148
CONMED Corp. (Health Care Equipment & Supplies) 364 16,016
ConnectOne Bancorp, Inc. (Banks) 557 13,401
Consensus Cloud Solutions, Inc.
*
(Software) 227 6,656
Consolidated Water Co., Ltd. (Water Utilities) 177 6,020
Constellium SE
*
(Metals & Mining) 1,664 26,175
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 549 62,778
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 109 916
Contango ORE, Inc.
*
(Metals & Mining) 100 2,146
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 198 5,984
COPT Defense Properties (Office REITs) 1,333 37,551
Core Laboratories, Inc. (Energy Equipment & Services) 549 8,751
Core Molding Technologies, Inc.
*
(Chemicals) 99 1,773
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 610 48,190
Core Scientific, Inc.
*
(IT Services) 3,325 71,621
CoreCivic, Inc.
*
(Commercial Services & Supplies) 1,262 23,385
CorMedix, Inc.
*
(Pharmaceuticals) 824 9,171
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 546 4,450
CorVel Corp.
*
(Health Care Providers & Services) 340 25,143
Corvus Pharmaceuticals, Inc.
*
(Biotech & Pharma) 693 5,572
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 103 1,333
Costamare, Inc. (Marine Transportation) 518 6,330
Coursera, Inc.
*
(Diversified Consumer Services) 1,617 13,615
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 191 3,852
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 69 1,079
CRA International, Inc. (Professional Services) 77 14,668
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 260 8,762
Crawford & Co. - Class A (Insurance) 191 2,069
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 1,733 325,146
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 2,092 17,636
Crexendo, Inc.
*
(Technology Services) 169 1,093
Cricut, Inc. - Class A (Household Durables) 538 2,857
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 1,057 45,980
CRISPR Therapeutics AG
*
(Biotechnology) 968 61,941
Critical Metals Corp.
*
(Metals & Mining) 376 4,865
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 366 4,487
CryoPort, Inc.
*
(Life Sciences Tools & Services) 571 5,276
Common Stocks, continued
Shares Value
CS Disco, Inc.
*
(Software) 279 $ 1,763
CSG Systems International, Inc. (Professional Services) 325 25,438
CSP, Inc.
*
(Technology Services) 81 1,081
CSW Industrials, Inc. (Building Products) 191 47,830
CTO Realty Growth, Inc. (Equity REIT - Diversified) 356 5,938
CTS Corp. (Electronic Equipment, Instruments &
Components) 342 14,196
Cullinan Therapeutics, Inc.
*
(Biotechnology) 596 5,161
Curbline Properties Corp. (Retail REITs) 1,139 26,265
CuriosityStream, Inc. (Entertainment Content) 379 1,645
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 2,708 42,517
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 705 4,152
Customers Bancorp, Inc.
*
(Banks) 346 23,224
CVB Financial Corp. (Banks) 1,546 28,400
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 362 12,884
CVRx, Inc.
*
(Health Care Equipment & Supplies) 188 1,916
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 1,374 5,359
Cytokinetics, Inc.
*
(Biotechnology) 1,366 86,863
Daily Journal Corp.
*
(Software) 15 6,076
Dakota Gold Corp.
*
(Metals & Mining) 1,006 4,104
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 451 8,474
Dana, Inc. (Automobile Components) 1,548 31,424
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 318 4,671
Dave, Inc.
*
(Software) 108 25,847
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 841 6,257
Definitive Healthcare Corp.
*
(Health Care Technology) 414 1,147
Delcath Systems Inc
*
(Medical Equipment & Devices) 348 3,421
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 698 26,356
Deluxe Corp. (Commercial Services & Supplies) 517 9,363
Denali Therapeutics, Inc.
*
(Biotechnology) 1,548 25,201
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 589 2,303
Designer Brands, Inc. - Class A (Specialty Retail) 384 1,417
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 1,490 19,787
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 371 2,619
Diamond Hill Investment Group, Inc. (Capital Markets) 29 3,722
DiamondRock Hospitality Co. (Hotel & Resort REITs) 2,411 18,854
Dianthus Therapeutics, Inc.
*
(Biotechnology) 192 6,716
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 297 17,568
Digi International, Inc.
*
(Communications Equipment) 426 15,626
Digimarc Corp.
*
(Software) 183 1,781
Digital Turbine, Inc.
*
(Software) 1,224 7,638
DigitalBridge Group, Inc. (Real Estate Management &
Development) 2,004 23,707
DigitalOcean Holdings, Inc.
*
(IT Services) 800 32,528
Dime Community Bancshares, Inc. (Banks) 466 12,233
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 179 4,425
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 537 28,654
Disc Medicine, Inc.
*
(Biotechnology) 270 23,279
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 676 8,551
Diversified Healthcare Trust (Health Care REITs) 2,567 10,935
DMC Global, Inc.
*
(Energy Equipment & Services) 226 1,822
DNOW, Inc.
*
(Trading Companies & Distributors) 1,217 17,890
DocGo, Inc.
*
(Health Care Providers & Services) 1,065 1,161
Dole PLC (Food Products) 825 10,511
Domo, Inc.
*
- Class B (Software) 379 5,192
Donegal Group, Inc. - Class A (Insurance) 194 3,638
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 311 14,290

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 435 $ 12,550
Dorman Products, Inc.
*
(Automobile Components) 323 43,324
Douglas Dynamics, Inc. (Machinery) 265 8,011
Douglas Elliman, Inc. (Real Estate Services) 857 2,117
Douglas Emmett, Inc. (Office REITs) 1,895 24,521
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 353 6,989
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 698 10,016
Ducommun, Inc.
*
(Aerospace & Defense) 161 14,772
D-Wave Quantum, Inc.
*
(Software) 3,613 133,898
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 152 18,187
Dycom Industries, Inc.
*
(Construction & Engineering) 328 94,395
Dynavax Technologies Corp.
*
(Biotechnology) 1,206 12,374
Dyne Therapeutics, Inc.
*
(Biotechnology) 1,277 28,835
Dynex Capital, Inc. (Mortgage REITs) 1,521 20,137
Eagle Bancorp Montana, Inc.
*
(Banking) 87 1,412
Eagle Bancorp, Inc. (Banks) 329 5,511
Eagle Financial Services, Inc.
*
(Banking) 54 1,955
Easterly Government Properties, Inc. (Office REITs) 483 10,442
Eastern Bankshares, Inc. (Banks) 2,300 40,319
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 743 4,711
ECB BanCorp., Inc./MD
*
(Banking) 89 1,427
EchoStar Corp.
*
- Class A (Media) 1,586 118,743
Ecovyst, Inc.
*
(Chemicals) 1,370 11,220
Edgewell Personal Care Co. (Personal Care Products) 533 10,335
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 789 14,423
Editas Medicine, Inc.
*
(Biotechnology) 987 3,040
eGain Corp.
*
(Software) 208 2,999
eHealth, Inc.
*
(Insurance) 336 1,744
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 309 3,158
ELECTROMED, INC.
*
(Medical Equipment & Devices) 79 1,901
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 657 2,838
Elevra Lithium Ltd.
*ADR
(Metals & Mining) 1 28
Ellington Financial, Inc. (Mortgage REITs) 1,080 14,386
Elme Communities (Residential REITs) 1,029 16,928
Embecta Corp. (Health Care Equipment & Supplies) 684 9,125
Emerald Holding, Inc.
*
(Media) 163 716
Emergent BioSolutions, Inc.
*
(Biotechnology) 631 7,875
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 174 524
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 1,614 11,927
Employers Holdings, Inc. (Insurance) 282 10,753
Enact Holdings, Inc. (Financial Services) 339 12,109
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 236 2,587
Encore Capital Group, Inc.
*
(Consumer Finance) 267 11,102
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 2,153 6,653
Energizer Holdings, Inc. (Household Products) 775 18,003
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 2,509 51,460
Energy Recovery, Inc.
*
(Machinery) 623 10,660
Energy Services of America Corp.
*
(Engineering &
Construction) 138 1,512
Enerpac Tool Group Corp. (Machinery) 634 26,019
EnerSys (Electrical Equipment) 450 56,772
Enhabit, Inc.
*
(Health Care Providers & Services) 579 4,707
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 491 11,499
Ennis, Inc. (Commercial Services & Supplies) 290 4,756
Enova International, Inc.
*
(Consumer Finance) 282 33,719
Enovis Corp.
*
(Health Care Equipment & Supplies) 668 20,868
Enovix Corp.
*
(Electrical Equipment) 1,926 23,093
Enpro, Inc. (Machinery) 247 57,306
Common Stocks, continued
Shares Value
Enterprise Financial Services Corp. (Banks) 429 $ 22,467
Entrada Therapeutics, Inc.
*
(Biotechnology) 329 2,287
Entravision Communications Corp. - Class A (Media) 727 1,505
Envela Corp.
*
(Renewable Energy) 78 709
Enviri Corp.
*
(Commercial Services & Supplies) 889 10,855
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 2,977 47,721
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 309 22,606
Epsilon Energy Ltd.
*
(Oil & Gas Producers) 225 1,080
Equity Bancshares, Inc. - Class A (Banks) 165 6,684
Erasca, Inc.
*
(Biotechnology) 2,029 4,910
Ermenegildo Zegna NV
*
(Apparel & Textile Products) 722 7,372
Escalade, Inc. (Leisure Products) 118 1,358
ESCO Technologies, Inc. (Machinery) 304 66,719
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 2,334 6,932
Esquire Financial Holdings, Inc. (Banks) 84 7,879
Essent Group, Ltd. (Financial Services) 1,141 69,110
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 2,324 69,442
Ethan Allen Interiors, Inc. (Household Durables) 272 6,574
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 300 5,403
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 341 1,330
Eve Holding, Inc.
*
(Aerospace & Defense) 597 2,603
Eventbrite, Inc.
*
- Class A (Entertainment) 884 2,042
EverCommerce, Inc.
*
(Software) 172 1,993
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 324 6,979
EVERTEC, Inc. (Financial Services) 752 21,409
EVgo, Inc.
*
(Specialty Retail) 1,499 6,161
EVI Industries, Inc. (Trading Companies & Distributors) 59 1,589
Evolent Health, Inc.
*
- Class A (Health Care Technology) 1,372 9,151
Evolus, Inc.
*
(Pharmaceuticals) 685 4,425
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 364 1,594
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 1,352 10,464
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 269 6,970
eXp World Holdings, Inc. (Real Estate Management &
Development) 1,030 10,547
Expensify, Inc.
*
(Software) 699 1,139
Exponent, Inc. (Professional Services) 594 42,061
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 1,207 16,391
Extreme Networks, Inc.
*
(Communications Equipment) 1,543 29,348
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 686 8,980
F&G Annuities & Life, Inc. (Insurance) 249 7,383
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 423 186,361
Faraday Future Intelligent Electric, Inc.
*
(Software) 1,070 1,477
Farmers & Merchants Bancorp, Inc. (Banks) 148 3,537
Farmers National Banc Corp. (Banks) 427 5,542
Farmland Partners, Inc. (Specialized REITs) 485 4,865
Fastly, Inc.
*
- Class A (IT Services) 1,602 13,281
Fate Therapeutics, Inc.
*
(Biotechnology) 1,271 1,716
FB BanCorp, Inc.
*
(Banking) 208 2,520
FB Financial Corp. (Banks) 485 26,195
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 109 17,292
Federal Signal Corp. (Machinery) 703 82,975
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 274 2,247
Ferroglobe PLC
*
(Metals & Mining) 1,397 6,775
Fidelis Insurance Holdings, Ltd. (Insurance) 681 12,244
Fidelity D&D Bancorp, Inc. (Banks) 56 2,446

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 1,034 $ 7,714
Finance Of America Cos, Inc.
*
(Specialty Finance) 52 1,144
Financial Institutions, Inc. (Banks) 232 6,596
Finward BanCorp.
*
(Banking) 40 1,406
Finwise BanCorp.
*
(Banking) 106 2,034
First Advantage Corp. (Professional Services) 926 11,695
First Bancorp (Banks) 1,891 36,856
First Bancorp (Banks) 472 22,911
First Bank/Hamilton NJ (Banks) 252 3,936
First Busey Corp. (Banks) 1,001 22,382
First Business Financial Services, Inc. (Banks) 93 4,707
First Capital, Inc.
*
(Banking) 38 1,636
First Commonwealth Financial Corp. (Banks) 1,221 18,669
First Community Bancshares, Inc. (Banks) 183 5,918
First Community Corp./SC
*
(Banking) 86 2,306
First Financial Bancorp (Banks) 1,115 26,102
First Financial Bankshares, Inc. (Banks) 1,573 48,590
First Financial Corp. (Banks) 133 7,092
First Foundation, Inc. (Banks) 742 4,036
First Internet Bancorp (Banks) 91 1,614
First Interstate BancSystem, Inc. - Class A (Banks) 1,046 32,688
First Merchants Corp. (Banks) 682 24,197
First Mid Bancshares, Inc. (Banks) 254 9,075
First National Corp.
*
(Banking) 91 2,049
First Savings Financial Group, Inc.
*
(Banking) 65 1,924
First United Corp.
*
(Banking) 70 2,417
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 531 8,756
First Western Financial, Inc.
*
(Banks) 97 2,240
FirstCash Holdings, Inc.
*
(Consumer Finance) 463 73,385
Firstsun Capital BanCorp.
*
(Banking) 147 5,003
FitLife Brands, Inc.
*
(Biotech & Pharma) 46 880
Five Star Bancorp (Banks) 182 6,463
Five9, Inc.
*
(Software) 894 21,706
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 366 9,505
Flexsteel Industries, Inc. (Household Durables) 43 1,470
Flotek Industries Inc
*
(Oil & Gas Services & Equipment) 167 2,891
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 234 3,791
Fluence Energy, Inc.
*
(Electrical Equipment) 888 18,648
Fluor Corp.
*
(Construction & Engineering) 1,919 93,590
Flushing Financial Corp. (Banks) 377 5,154
flyExclusive, Inc.
*
(Passenger Airlines) 61 236
Flywire Corp.
*
(Financial Services) 1,371 18,262
Foghorn Therapeutics, Inc.
*
(Biotechnology) 383 1,689
Forafric Global PLC
*
(Food Products) 39 364
Forestar Group, Inc.
*
(Real Estate Management &
Development) 226 5,878
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 117 2,567
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 911 50,059
Forrester Research, Inc.
*
(Professional Services) 134 955
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 1,068 11,171
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 130 3,481
Forward Air Corp. (Air Freight & Logistics) 248 4,665
Four Corners Property Trust, Inc. (Specialized REITs) 1,167 27,588
Fox Factory Holding Corp.
*
(Automobile Components) 492 10,878
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 957 9,704
Franklin Covey Co.
*
(Professional Services) 126 2,139
Franklin Electric Co., Inc. (Machinery) 467 44,258
Franklin Financial Services Corp.
*
(Banking) 49 2,220
Franklin Street Properties Corp. (Office REITs) 925 1,110
Frequency Electronics Inc
*
(Technology Hardware) 77 2,827
Common Stocks, continued
Shares Value
Fresh Del Monte Produce, Inc. (Food Products) 389 $ 13,751
Freshworks, Inc.
*
- Class A (Software) 2,349 26,074
Freyr Battery, Inc.
*
(Electrical Equipment) 1,304 4,851
Friedman Industries, Inc.
*
(Steel) 79 1,678
Frontdoor, Inc.
*
(Diversified Consumer Services) 870 57,795
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 990 3,821
FrontView REIT, Inc.
*
(Retail REITs) 225 2,993
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 136 3,223
FS Bancorp, Inc. (Banks) 76 2,940
FTAI Infrastructure, Inc. (Ground Transportation) 1,264 6,750
fuboTV, Inc.
*
(Interactive Media & Services) 3,901 14,746
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 503 4,401
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 242 5,433
Fulton Financial Corp. (Banks) 2,135 37,085
Funko, Inc.
*
- Class A (Leisure Products) 406 1,267
FutureFuel Corp. (Oil, Gas & Consumable Fuels) 294 1,155
FVCBankcorp, Inc.
*
(Banks) 180 2,200
Gaia, Inc.
*
(Retail - Discretionary) 204 1,018
Gambling.com Group, Ltd.
*
(Media) 192 1,369
Gannett Co., Inc.
*
(Media) 1,649 8,740
Garret Motion, Inc.
*
(Automotive) 1,573 26,647
GATX Corp. (Trading Companies & Distributors) 420 65,876
GBank Financial Holdings, Inc.
*
(Specialty Finance) 105 3,808
GCM Grosvenor, Inc. - Class A (Capital Markets) 572 6,584
Genco Shipping & Trading, Ltd. (Marine Transportation) 397 6,765
Gencor Industries, Inc.
*
(Machinery) 121 1,644
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 219 29,983
Genesco, Inc.
*
(Specialty Retail) 116 3,365
Genie Energy, Ltd. - Class B (Electric Utilities) 249 3,747
Genius Sports Ltd.
*
(Leisure Facilities & Services) 2,558 28,803
Gentherm, Inc.
*
(Automobile Components) 356 13,101
Genworth Financial, Inc.
*
- Class A (Insurance) 4,817 40,654
German American Bancorp, Inc. (Banks) 424 16,341
Geron Corp.
*
(Biotechnology) 6,385 8,045
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 1,287 2,420
Getty Realty Corp. (Retail REITs) 619 16,979
Gevo, Inc.
*
(Renewable Energy) 2,705 6,330
Gibraltar Industries, Inc.
*
(Building Products) 349 21,774
GigaCloud Technology, Inc.
*
- Class A (Distributors) 290 8,114
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 452 12,136
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 454 5,897
Glacier Bancorp, Inc. (Banks) 1,499 61,233
Gladstone Commercial Corp. (Equity REIT
- Diversified) 541 6,184
Gladstone Land Corp. (Specialized REITs) 399 3,615
Glaukos Corp.
*
(Health Care Equipment & Supplies) 654 57,598
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 1,105 8,685
Global Industrial Co. (Trading Companies &
Distributors) 168 4,775
Global Medical REIT, Inc. (Health Care REITs) 149 4,574
Global Net Lease, Inc. (Equity REIT - Diversified) 2,342 17,846
Global Water Resources, Inc. (Water Utilities) 147 1,458
Globalstar, Inc.
*
(Telecommunications) 586 31,885
Gogo, Inc.
*
(Wireless Telecommunication Services) 903 8,217
GoHealth, Inc.
*
- Class A (Insurance) 63 249
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 1,169 47,987
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 228 4,606

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Golden Matrix Group, Inc.
*
(Entertainment) 250 $ 258
Goosehead Insurance, Inc.
*
- Class A (Insurance) 282 19,365
Gossamer Bio, Inc.
*
(Biotech & Pharma) 2,220 5,439
Graham Corp.
*
(Machinery) 122 7,599
Graham Holdings Co. - Class B (Diversified Consumer
Services) 38 38,461
GRAIL, Inc.
*
(Biotechnology) 363 33,371
Granite Construction, Inc. (Construction & Engineering) 512 52,690
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 632 3,337
Gray Television, Inc. (Media) 1,028 4,698
Great Ajax Corp.
*
(Specialty Finance) 459 1,226
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 778 8,830
Great Southern Bancorp, Inc. (Banks) 99 5,514
Green Brick Partners, Inc.
*
(Household Durables) 365 23,630
Green Dot Corp.
*
- Class A (Consumer Finance) 627 7,279
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 751 7,720
Greene County Bancorp, Inc. (Banks) 82 1,800
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 309 3,745
Greenwich Lifesciences, Inc.
*
(Biotechnology) 71 654
Greif, Inc. - Class A (Containers & Packaging) 296 16,839
Greif, Inc. - Class B (Containers & Packaging) 54 3,183
Grid Dynamics Holdings, Inc.
*
(IT Services) 772 7,210
Griffon Corp. (Building Products) 449 33,230
Grindr, Inc.
*
(Interactive Media & Services) 390 5,405
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,108 15,080
Group 1 Automotive, Inc. (Specialty Retail) 147 58,437
Groupon, Inc.
*
(Broadline Retail) 292 5,878
Guardant Health, Inc.
*
(Health Care Providers &
Services) 1,396 129,855
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 228 6,393
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 186 34,598
Gyre Therapeutics, Inc.
*
(Biotechnology) 106 822
H.B. Fuller Co. (Chemicals) 640 36,717
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,402 38,849
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 564 28,206
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 363 7,852
Hamilton Beach Brands Holding Co. - Class A
(Household Durables) 84 1,182
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 537 12,711
Hancock Whitney Corp. (Banks) 1,007 57,510
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 4,110 27,167
Hanmi Financial Corp. (Banks) 351 9,266
Hanover Bancorp, Inc.
*
(Banking) 53 1,098
HarborOne Bancorp, Inc. (Banks) 447 5,409
Harmonic, Inc.
*
(Communications Equipment) 1,315 14,071
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 511 14,599
Harrow, Inc.
*
(Pharmaceuticals) 369 13,937
Haverty Furniture Cos., Inc. (Specialty Retail) 158 3,446
Hawaiian Electric Industries, Inc. (Electric Utilities) 2,040 23,705
Hawkins, Inc. (Chemicals) 228 32,342
Hawthorn Bancshares, Inc.
*
(Banking) 68 2,054
HBT Financial, Inc. (Banks) 134 3,268
HCI Group, Inc. (Insurance) 121 24,685
Health Catalyst, Inc.
*
(Health Care Technology) 791 2,555
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 853 15,243
HealthEquity, Inc.
*
(Health Care Providers & Services) 998 94,390
HealthStream, Inc. (Health Care Technology) 287 7,060
Heartland Express, Inc. (Ground Transportation) 520 4,056
Common Stocks, continued
Shares Value
Hecla Mining Co. (Metals & Mining) 7,017 $ 90,310
Heidrick & Struggles International, Inc. (Professional
Services) 240 14,009
Helen of Troy, Ltd.
*
(Household Durables) 268 4,993
Helios Technologies, Inc. (Machinery) 388 21,480
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,626 10,927
Helmerich & Payne, Inc. (Energy Equipment &
Services) 1,131 29,700
Herbalife, Ltd.
*
(Personal Care Products) 1,182 9,456
Herc Holdings, Inc. (Trading Companies & Distributors) 382 54,263
Heritage Commerce Corp. (Banks) 701 7,290
Heritage Financial Corp. (Banks) 399 8,854
Heritage Insurance Holdings, Inc.
*
(Insurance) 265 6,262
Heron Therapeutics, Inc.
*
(Biotechnology) 1,788 2,074
Hertz Global Holdings, Inc.
*
(Ground Transportation) 1,381 7,085
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 469 1,013
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 214 1,423
Hillenbrand, Inc. (Machinery) 826 26,102
Hillman Solutions Corp.
*
(Machinery) 2,316 21,354
Hilltop Holdings, Inc. (Banks) 522 16,861
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 675 27,979
Himalaya Shipping, Ltd. (Marine Transportation) 349 2,736
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 2,228 101,284
Hingham Institution for Savings (Banks) 20 5,885
Hippo Holdings, Inc.
*
(Insurance) 209 7,687
HireQuest, Inc. (Professional Services) 65 554
HNI Corp. (Commercial Services & Supplies) 530 21,688
Holley, Inc.
*
(Automobile Components) 696 1,998
Hologic, Inc.
*
(Biotechnology) 279 1,869
Home Bancorp, Inc. (Banks) 80 4,252
Home BancShares, Inc. (Banks) 2,203 58,841
HomeTrust Bancshares, Inc. (Banks) 187 7,351
Hope Bancorp, Inc. (Banks) 1,447 15,179
Horace Mann Educators Corp. (Insurance) 477 21,327
Horizon Bancorp, Inc. (Banks) 508 7,925
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 56 6,733
Hub Group, Inc. - Class A (Air Freight & Logistics) 699 25,745
Hudson Pacific Properties, Inc. (Office REITs) 4,349 10,612
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 450 4,084
Humacyte, Inc.
*
(Biotechnology) 1,465 2,447
Huron Consulting Group, Inc.
*
(Professional Services) 199 32,724
Hut 8 Corp.
*
(Software) 1,102 55,827
Hyliion Holdings Corp.
*
(Machinery) 1,449 3,434
Hyster-Yale, Inc. - Class A (Machinery) 137 4,924
I3 Verticals, Inc.
*
- Class A (Financial Services) 270 8,303
IBEX Holdings, Ltd.
*
(Professional Services) 126 4,709
Ibotta, Inc.
*
- Class A (Media) 163 5,258
ICF International, Inc. (Professional Services) 215 17,260
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 398 9,027
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 283 33,985
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 151 4,992
Ideaya Biosciences, Inc.
*
(Biotechnology) 939 29,917
IDT Corp. - Class B (Diversified Telecommunication
Services) 190 9,625
IES Holdings, Inc.
*
(Construction & Engineering) 106 41,539
iHeartMedia, Inc.
*
- Class A (Media) 1,394 4,140
IMAX Corp.
*
(Entertainment) 512 16,635

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 328 $ 2,194
ImmunityBio, Inc.
*
(Biotechnology) 2,689 6,454
Immunome, Inc.
*
(Biotechnology) 902 14,495
Immunovant, Inc.
*
(Biotechnology) 799 19,719
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 304 61,457
Independence Realty Trust, Inc. (Residential REITs) 2,752 43,840
Independent Bank Corp. (Banks) 234 7,071
Independent Bank Corp. (Banks) 570 38,355
indie Semiconductor, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 2,267 12,196
Indivior PLC
*
(Biotech & Pharma) 1,418 41,646
Industrial Logistics Properties Trust (Industrial REITs) 625 3,300
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 180 2,066
Information Services Group, Inc. (IT Services) 412 2,270
Ingevity Corp.
*
(Chemicals) 426 22,885
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 171 11,816
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 707 1,039
Inhibrx Biosciences, Inc.
*
(Biotechnology) 106 8,656
Inmune Bio, Inc.
*
(Biotechnology) 244 447
Innodata, Inc.
*
(Professional Services) 359 26,785
Innospec, Inc. (Chemicals) 294 21,633
Innovage Holding Corp.
*
(Health Care Providers &
Services) 236 1,060
Innovative Industrial Properties, Inc. (Industrial REITs) 325 16,299
Innovex International, Inc.
*
(Energy Equipment &
Services) 453 9,092
Innoviva, Inc.
*
(Pharmaceuticals) 736 13,395
Inogen, Inc.
*
(Health Care Equipment & Supplies) 278 2,291
Inseego Corp.
*
(Technology Hardware) 145 2,413
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 338 33,800
Insperity, Inc. (Professional Services) 422 18,619
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 292 2,205
Installed Building Products, Inc. (Household Durables) 274 68,014
Insteel Industries, Inc. (Building Products) 219 6,842
Intapp, Inc.
*
(Software) 661 25,369
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 403 26,022
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 784 9,416
Integral Ad Science Holding Corp.
*
(Media) 891 9,097
Intellia Therapeutics, Inc.
*
(Biotechnology) 1,161 14,652
Inter Parfums, Inc. (Personal Care Products) 214 19,077
InterDigital, Inc. (Software) 303 109,674
Interface, Inc. (Commercial Services & Supplies) 678 16,882
International Bancshares Corp. (Banks) 638 42,350
International Game Technology PLC (Hotels,
Restaurants & Leisure) 1,308 21,791
International Money Express, Inc.
*
(Financial Services) 321 4,780
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 470 24,078
Intrepid Potash, Inc.
*
(Chemicals) 126 3,355
Intuitive Machines, Inc.
*
(Aerospace & Defense) 1,279 15,258
InvenTrust Properties Corp. (Retail REITs) 913 25,016
Invesco Mortgage Capital, Inc. (Mortgage REITs) 783 5,896
Investar Holding Corp. (Banks) 107 2,542
Investors Title Co. (Insurance) 17 4,396
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 3,234 201,736
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 3,052 6,012
Common Stocks, continued
Shares Value
iRadimed Corp. (Health Care Equipment & Supplies) 95 $ 7,297
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 373 69,863
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 1,870 3,590
Ispire Technology, Inc.
*
(Tobacco) 220 411
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 531 53,275
Ivanhoe Electric, Inc.
*
(Metals & Mining) 1,003 14,834
J & J Snack Foods Corp. (Food Products) 182 15,406
J Jill, Inc. (Specialty Retail) 86 1,296
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 219 3,513
Jackson Financial, Inc. - Class A (Financial Services) 839 84,581
Jade Biosciences, Inc.
*
(Biotech & Pharma) 379 3,714
JAKKS Pacific, Inc.
*
(Leisure Products) 104 1,768
James River Group Holdings, Ltd. (Insurance) 431 2,198
Jamf Holding Corp.
*
(Software) 844 10,845
Janus International Group, Inc.
*
(Building Products) 1,586 15,226
Janux Therapeutics, Inc.
*
(Biotechnology) 460 13,207
JBG SMITH Properties (Office REITs) 730 14,228
Jefferson Capital, Inc. (Consumer Finance) 136 2,568
JELD-WEN Holding, Inc.
*
(Building Products) 994 4,314
JetBlue Airways Corp.
*
(Passenger Airlines) 3,861 16,216
Joby Aviation, Inc.
*
(Passenger Airlines) 5,397 93,585
John B. Sanfilippo & Son, Inc. (Food Products) 92 5,776
John Bean Technologies Corp. (Machinery) 611 77,047
John Marshall Bancorp, Inc. (Banks) 148 2,827
John Wiley & Sons, Inc. - Class A (Media) 481 17,734
Johnson Outdoors, Inc. - Class A (Leisure Products) 62 2,525
Journey Medical Corp.
*
(Biotech & Pharma) 143 1,161
Kadant, Inc. (Machinery) 138 38,179
Kaiser Aluminum Corp. (Metals & Mining) 188 17,020
Kaltura, Inc.
*
(Software) 1,055 1,635
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 441 4,811
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 1,244 32,866
Karat Packaging, Inc. (Trading Companies &
Distributors) 100 2,402
KB Home (Household Durables) 776 48,438
Kearney Financial Corp. (Banks) 669 4,275
Kelly Services, Inc. - Class A (Professional Services) 355 3,980
Kennametal, Inc. (Machinery) 891 19,557
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 1,415 10,697
Keros Therapeutics, Inc.
*
(Biotechnology) 395 6,012
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 154 4,217
Kforce, Inc. (Professional Services) 210 5,313
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 284 8,257
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 369 2,177
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 518 19,948
Kingstone Companies, Inc.
*
(Insurance) 132 1,925
Kingsway Financial Services, Inc.
*
(Insurance) 247 3,517
Kite Realty Group Trust (Retail REITs) 2,583 57,187
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 668 5,438
Knife River Corp.
*
(Construction Materials) 669 40,447
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 999 23,586
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 788 29,061
Kodiak Sciences, Inc.
*
(Biotechnology) 383 6,942
Kohl's Corp. (Broadline Retail) 1,275 20,745
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 349 1,525

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 644 $ 52,113
Kopin Corp.
*
(Technology Hardware) 1,861 6,439
Koppers Holdings, Inc. (Chemicals) 226 6,378
Korn Ferry (Professional Services) 605 39,144
Korro Bio, Inc.
*
(Biotechnology) 78 3,191
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 5,547 8,709
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,950 176,669
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 902 3,238
Kronos Worldwide, Inc.
*
(Chemicals) 255 1,255
Krystal Biotech, Inc.
*
(Biotechnology) 290 57,278
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 603 24,078
KULR Technology Group, Inc.
*
(Technology Hardware) 419 1,605
Kura Oncology, Inc.
*
(Biotechnology) 943 9,685
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 73 4,156
Kymera Therapeutics, Inc.
*
(Biotechnology) 589 36,424
L.B. Foster Co.
*
- Class A (Machinery) 118 3,233
Ladder Capital Corp. (Mortgage REITs) 1,336 14,122
Lakeland Financial Corp. (Banks) 294 16,773
Lakeland Industries, Inc.
*
(Apparel & Textile Products) 107 1,761
Lancaster Colony Corp. (Food Products) 235 36,846
Landec Corp.
*
(Life Sciences Tools & Services) 323 2,322
Landmark BanCorp, Inc./Manhattan KS
*
(Banking) 53 1,362
Lands' End, Inc.
*
(Specialty Retail) 137 2,156
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 797 45,979
Larimar Therapeutics, Inc.
*
(Biotechnology) 550 2,140
Latham Group, Inc.
*
(Leisure Products) 525 3,806
Laureate Education, Inc. (Diversified Consumer
Services) 1,505 43,691
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 115 3,144
La-Z-Boy, Inc. (Household Durables) 485 15,375
LCI Industries (Automobile Components) 288 29,805
LCNB Corp. (Banks) 157 2,412
Legacy Housing Corp.
*
(Household Durables) 101 2,268
Legalzoom.com, Inc.
*
(Professional Services) 1,387 13,828
Leggett & Platt, Inc. (Household Durables) 1,560 14,570
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 244 21,133
Lemonade, Inc.
*
(Insurance) 651 39,112
LendingClub Corp.
*
(Consumer Finance) 1,324 23,024
LendingTree, Inc.
*
(Consumer Finance) 131 8,384
LENSAR, Inc.
*
(Medical Equipment & Devices) 110 1,353
LENZ Therapeutics, Inc.
*
(Biotechnology) 189 5,617
Lexeo Therapeutics, Inc.
*
(Biotechnology) 294 2,943
Lexington Realty Trust (Industrial REITs) 3,410 32,361
LGI Homes, Inc.
*
(Household Durables) 243 9,917
Liberty Energy, Inc. (Energy Equipment & Services) 1,847 33,449
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 341 2,660
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 1,483 11,731
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 1,588 39,272
Life360, Inc.
*
(Software) 188 18,557
LifeMD, Inc.
*
(Health Care Technology) 439 2,594
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 1,549 7,590
LIFEVANTAGE CORPORATION
*
(Food Products) 124 1,016
Lifeway Foods, Inc.
*
(Food Products) 60 1,439
Lifezone Metals, Ltd.
*
(Metals & Mining) 324 1,610
Common Stocks, continued
Shares Value
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 223 $ 42,663
Lightbridge Corp.
*
(Electrical Equipment) 247 6,627
Limbach Holdings, Inc.
*
(Construction & Engineering) 124 11,716
Limoneira Co. (Food Products) 195 2,755
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 346 6,719
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 440 5,306
Lindsay Corp. (Machinery) 127 14,127
LINKBANCORP, Inc. (Banks) 251 1,765
Lionsgate Studios Corp.
*
(Entertainment) 2,396 15,406
Liquidia Corp.
*
(Pharmaceuticals) 751 18,294
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 272 6,512
LivaNova PLC
*
(Health Care Equipment & Supplies) 637 33,525
Live Oak Bancshares, Inc. (Banks) 413 12,861
LiveRamp Holdings, Inc.
*
(Software) 756 20,669
Livewire Group, Inc.
*
(Automobiles) 429 2,351
loanDepot, Inc.
*
(Specialty Finance) 969 2,926
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 37 125
LSB Industries, Inc.
*
(Chemicals) 630 5,311
LSI Industries, Inc. (Electrical Equipment) 311 7,119
LTC Properties, Inc. (Health Care REITs) 532 18,663
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 831 1,006
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 11,157 114,694
Lument Finance Trust Inc
*
(Specialty Finance) 533 831
Luminar Technologies, Inc.
*
(Automobile Components) 519 602
Luxfer Holdings PLC (Machinery) 313 3,819
M/I Homes, Inc.
*
(Household Durables) 305 38,183
Mack-Cali Realty Corp.
*
(Residential REITs) 923 13,254
Madison Square Garden Entertainment Corp.
*
(Entertainment) 464 20,490
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 217 90,900
Magnera Corp.
*
(Forestry, Paper & Wood Products) 389 3,536
Magnite, Inc.
*
(Media) 1,637 29,270
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,179 48,940
MainStreet Bancshares, Inc.
*
(Banking) 82 1,521
Malibu Boats, Inc.
*
- Class A (Leisure Products) 216 6,020
Mama's Creations, Inc.
*
(Food Products) 398 4,215
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 284 579
Mannkind Corp.
*
(Biotechnology) 3,539 19,783
MARA Holdings, Inc.
*
(Software) 4,347 79,420
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 1,278 4,013
Marcus & Millichap, Inc. (Real Estate Management &
Development) 280 8,179
Marex Group PLC
*
(Institutional Financial Services) 629 19,091
Marine Products Corp. (Leisure Products) 103 870
MarineMax, Inc.
*
(Specialty Retail) 222 5,499
MarketWise, Inc. (Capital Markets) 22 374
Marqeta, Inc.
*
- Class A (Financial Services) 4,497 20,371
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 326 21,509
Marten Transport, Ltd. (Ground Transportation) 682 6,991
Masterbrand, Inc.
*
(Building Products) 1,486 18,768
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 191 3,831
Materion Corp. (Metals & Mining) 242 27,740
Mativ Holdings, Inc. (Chemicals) 632 6,750
Matrix Service Co.
*
(Construction & Engineering) 312 4,686
Matson, Inc. (Marine Transportation) 380 38,360

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Matthews International Corp. - Class A (Commercial
Services & Supplies) 349 $ 8,174
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 80 1,280
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 1,182 1,820
Maximus, Inc. (Professional Services) 662 55,024
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 954 14,453
Mayville Engineering Co., Inc.
*
(Machinery) 166 2,958
Maze Therapeutics, Inc.
*
(Biotechnology) 228 7,503
MBIA, Inc. (Insurance) 534 3,647
MBX Biosciences, Inc.
*
(Pharmaceuticals) 179 3,931
McGrath RentCorp (Trading Companies & Distributors) 287 30,835
McGraw Hill, Inc.
*
(Diversified Consumer Services) 274 3,058
Mechanics Bancorp
*
(Banks) 215 2,879
Medallion Financial Corp. (Consumer Finance) 190 1,868
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 389 4,960
Medifast, Inc. (Personal Care Products) 126 1,515
MediWound, Ltd.
*
(Pharmaceuticals) 90 1,650
Mednax, Inc.
*
(Health Care Providers & Services) 998 16,936
MeiraGTx Holdings PLC
*
(Biotechnology) 487 4,422
Mercantile Bank Corp. (Banks) 186 8,156
Merchants Bancorp (Financial Services) 303 9,451
Mercurity Fintech Holding, Inc.
*
(Commercial Support
Services) 374 3,905
Mercury General Corp. (Insurance) 315 24,350
Mercury Systems, Inc.
*
(Aerospace & Defense) 609 47,143
Meridian Bank of Malvern, PA (Banking) 106 1,515
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 684 59,877
Meritage Homes Corp. (Household Durables) 831 56,142
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 61 4,385
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 391 2,631
Metrocity Bankshares, Inc. (Banks) 229 5,865
Metropolitan Bank Holding Corp.
*
(Banks) 107 7,091
Metsera, Inc.
*
(Biotechnology) 624 39,337
MFA Financial, Inc. (Mortgage REITs) 1,204 10,824
MGE Energy, Inc. (Electric Utilities) 432 35,800
MGP Ingredients, Inc. (Beverages) 165 3,993
Microvast Holdings, Inc.
*
(Automotive) 2,326 12,677
MicroVision, Inc.
*
(Electronic Equipment, Instruments &
Components) 2,918 3,414
Mid Penn Bancorp, Inc. (Banks) 228 6,487
Middlefield Banc Corp. (Banks) 85 2,771
Middlesex Water Co. (Water Utilities) 209 12,011
Midland States Bankcorp, Inc. (Banks) 241 3,528
MidWestOne Financial Group, Inc. (Banks) 192 7,102
Miller Industries, Inc. (Machinery) 129 5,178
MillerKnoll, Inc. (Commercial Services & Supplies) 791 12,355
MiMedx Group, Inc.
*
(Biotechnology) 1,383 10,580
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 881 12,510
Minerals Technologies, Inc. (Chemicals) 369 20,941
Mineralys Therapeutics, Inc.
*
(Biotechnology) 457 18,673
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 2,750 80,768
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 472 34,291
Mission Produce, Inc.
*
(Food Products) 499 5,748
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 1,160 6,484
Mistras Group, Inc.
*
(Professional Services) 192 1,832
Mitek Systems, Inc.
*
(Software) 520 4,789
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 168 575
Modine Manufacturing Co.
*
(Automobile Components) 613 93,918
Common Stocks, continued
Shares Value
Modiv Industrial, Inc.
*
(Retail REITs) 109 $ 1,572
Moelis & Co. - Class A (Capital Markets) 869 55,034
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 149 13,420
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 41 3,533
Monro, Inc. (Specialty Retail) 349 5,113
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 786 1,596
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 545 7,003
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 374 9,679
Moog, Inc. - Class A (Aerospace & Defense) 329 67,396
Motorcar Parts of America, Inc.
*
(Automotive) 155 2,644
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 178 3,241
MRC Global, Inc.
*
(Trading Companies & Distributors) 983 13,713
M-Tron Industries, Inc.
*
(Electrical Equipment) 29 1,598
Mueller Water Products, Inc. - Class A (Machinery) 1,824 46,804
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,581 44,742
MVB Financial Corp. (Banks) 135 3,453
Myers Industries, Inc. (Containers & Packaging) 434 7,521
Myomo, Inc.
*
(Medical Equipment & Devices) 363 336
MYR Group, Inc.
*
(Construction & Engineering) 180 39,186
Myriad Genetics, Inc.
*
(Biotechnology) 1,064 8,555
N-able, Inc.
*
(Software) 843 6,601
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 179 8,685
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 47 1,987
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 364 17,305
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 751 2,726
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 404 17,837
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 34 3,598
National Bank Holdings Corp. - Class A (Banks) 443 15,797
National Bankshares, Inc. (Banks) 73 2,090
National Beverage Corp. (Beverages) 280 9,596
National CineMedia, Inc.
*
(Media) 749 3,311
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 713 8,998
National Health Investors, Inc. (Health Care REITs) 541 40,310
National HealthCare Corp. (Health Care Providers &
Services) 149 17,797
National Presto Industries, Inc. (Aerospace & Defense) 61 6,525
National Research Corp. (Health Care Providers &
Services) 148 1,977
National Vision Holdings, Inc.
*
(Specialty Retail) 911 23,458
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 119 3,313
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 149 4,781
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 203 2,736
Navient Corp. (Consumer Finance) 811 9,919
Navigator Holdings Ltd. (Transportation & Logistics) 382 6,280
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,566 21,078
NB Bancorp, Inc.
*
(Banks) 409 7,391
NBT Bancorp, Inc. (Banks) 599 24,242
NCR Atleos Corp.
*
(Financial Services) 857 31,623
NCR Voyix Corp.
*
(Software) 1,627 18,564
Nelnet, Inc. - Class A (Consumer Finance) 151 19,487
Neogen Corp.
*
(Health Care Equipment & Supplies) 2,557 15,777
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,508 14,733
Neonode, Inc.
*
(Technology Hardware) 134 407
NerdWallet, Inc.
*
- Class A (Consumer Finance) 484 5,648

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Nerdy, Inc.
*
(Diversified Consumer Services) 686 $ 679
NET Lease Office Properties
*
(Office REITs) 174 5,107
Net Power, Inc.
*
(Electrical Equipment) 397 1,517
NETGEAR, Inc.
*
(Communications Equipment) 324 11,249
NetScout Systems, Inc.
*
(Communications Equipment) 818 22,740
NETSTREIT Corp. (Retail REITs) 1,109 20,650
Neurogene, Inc.
*
(Biotechnology) 115 3,940
Neuronetics, Inc.
*
(Health Care Facilities & Services) 423 1,121
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 281 2,793
New Fortress Energy Inc (Oil & Gas Producers) 1,978 2,552
New Jersey Resources Corp. (Gas Utilities) 1,182 52,363
New York Community Bancorp, Inc.
*
(Banks) 3,553 40,575
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 1,819 32,433
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 918 11,291
Newsmax, Inc.
*
(Internet Media & Services) 129 1,290
NewtekOne, Inc. (Financial Services) 290 3,016
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 412 1,310
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 89 1,161
NexPoint Residential Trust, Inc. (Residential REITs) 263 8,066
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 1,564 9,275
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 2,475 4,826
NextNav, Inc.
*
(Software) 1,029 13,737
NextNRG, Inc.
*
(Oil & Gas Producers) 223 444
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 1,707 172,782
Nexxen International Ltd.
*
(Advertising & Marketing) 442 3,633
NI Holdings, Inc.
*
(Insurance) 80 1,056
Nicolet Bankshares, Inc. (Banks) 158 18,666
NioCorp Developments Ltd.
*
(Metals & Mining) 812 5,984
Nkarta, Inc.
*
(Biotechnology) 497 1,049
NL Industries, Inc. (Commercial Services & Supplies) 98 593
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 562 18,552
NMI Holdings, Inc.
*
- Class A (Financial Services) 914 33,297
Noble Corp. PLC (Energy Equipment & Services) 1,478 43,380
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 2,398 8,825
Northeast Bank (Banks) 92 7,938
Northeast Community Bancorp, Inc. (Banks) 144 2,828
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 1,134 25,095
Northfield Bancorp, Inc. (Banks) 432 4,415
Northpointe Bancshares, Inc.
*
(Banking) 123 1,950
Northrim Bancorp, Inc. (Banks) 256 5,627
Northwest Bancshares, Inc. (Banks) 1,698 19,884
Northwest Natural Holding Co. (Gas Utilities) 473 21,536
Northwest Pipe Co.
*
(Construction & Engineering) 114 6,858
NorthWestern Energy Group, Inc. (Multi-Utilities) 722 43,082
Norwood Financial Corp. (Banks) 101 2,688
NovaGold Resources, Inc.
*
(Metals & Mining) 3,543 29,372
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 422 53,598
Novavax, Inc.
*
(Biotechnology) 1,750 14,700
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 1,188 15,218
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 572 6,132
Nurix Therapeutics, Inc.
*
(Biotechnology) 881 11,400
NuScale Power Corp.
*
(Electrical Equipment) 1,483 66,541
Nutex Health, Inc.
*
(Software) 40 4,922
Nuvalent, Inc.
*
- Class A (Biotechnology) 502 49,859
Nuvation Bio, Inc.
*
(Pharmaceuticals) 2,917 15,227
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 150 1,007
Common Stocks, continued
Shares Value
NVE Corp. (Semiconductors & Semiconductor
Equipment) 57 $ 3,936
Oak Valley Bancorp. (Banks) 80 2,182
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 1,099 25,596
OceanFirst Financial Corp. (Banks) 669 12,162
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 2,028 23,646
OFG Bancorp (Banks) 522 20,181
Ohio Valley Banc Corp.
*
(Asset Management) 44 1,540
O-I Glass, Inc.
*
(Containers & Packaging) 1,798 20,299
Oil States International, Inc.
*
(Energy Equipment &
Services) 684 4,083
Oil-Dri Corp. of America (Household Products) 116 6,425
Oklo, Inc.
*
(Electric Utilities) 1,271 168,751
Olaplex Holdings, Inc.
*
(Personal Care Products) 1,642 1,708
Old National Bancorp (Banks) 4,097 83,701
Old Second Bancorp, Inc. (Banks) 589 10,573
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 696 6,243
Olympic Steel, Inc. (Metals & Mining) 116 4,292
Omada Health, Inc.
*
(Health Care Providers & Services) 108 2,654
Omega Flex, Inc. (Machinery) 42 1,161
Omeros Corp.
*
(Pharmaceuticals) 759 5,563
OmniAb, Inc.
*
(Life Sciences Tools & Services) 1,093 1,694
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 545 18,296
ON24, Inc.
*
(Software) 438 2,418
Oncology Institute, Inc./The
*
(Health Care Facilities &
Services) 702 3,131
ONE Gas, Inc. (Gas Utilities) 701 56,213
One Liberty Properties, Inc. (Equity REIT - Diversified) 215 4,319
OneSpan, Inc.
*
(Software) 422 4,811
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 1,109 25,806
OneWater Marine, Inc.
*
(Specialty Retail) 133 2,065
Onity Group, Inc.
*
(Financial Services) 78 2,923
Ooma, Inc.
*
(Software) 297 3,335
OP Bancorp (Banking) 138 1,842
OPAL Fuels, Inc.
*
(Renewable Energy) 247 595
Open Lending Corp.
*
(Capital Markets) 1,198 2,276
OPKO Health, Inc.
*
(Health Care Providers & Services) 4,811 6,543
Oportun Financial Corp.
*
(Specialty Finance) 458 2,441
OppFi, Inc. (Consumer Finance) 288 2,808
OptimizeRx Corp.
*
(Health Care Technology) 185 3,791
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,927 50,160
Orange County Bancorp, Inc. (Banks) 137 3,350
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 879 2,408
Orchid Island Capital, Inc. (Mortgage REITs) 1,498 10,831
Organogenesis Holdings, Inc.
*
(Biotechnology) 798 3,392
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 679 8,936
Origin Bancorp, Inc. (Banks) 348 12,062
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 441 4,750
Orion SA (Chemicals) 649 3,440
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 714 75,948
Orrstown Financial Services, Inc. (Banks) 218 7,255
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 454 7,010
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 198 3,334
Oruka Therapeutics Inc
*
(Biotechnology) 318 8,958
Oscar Health, Inc.
*
- Class A (Insurance) 2,270 40,859
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 188 52,350

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Otter Tail Corp. (Electric Utilities) 451 $ 34,826
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 594 19,816
Outbrain, Inc.
*
(Interactive Media & Services) 422 625
Outfront Media, Inc. (Specialized REITs) 1,629 28,817
Outset Medical, Inc.
*
(Software) 192 2,519
Owens & Minor, Inc.
*
(Health Care Providers &
Services) 881 3,498
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 165 6,080
P10, Inc. - Class A (Capital Markets) 683 6,939
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 3,228 7,554
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 538 11,502
PACS Group, Inc.
*
(Health Care Providers & Services) 515 6,221
Pagaya Technologies, Ltd.
*
- Class A (Software) 538 14,467
PagerDuty, Inc.
*
(Software) 998 16,028
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 2,095 20,091
Palladyne AI Corp.
*
(Machinery) 281 2,352
Palomar Holdings, Inc.
*
(Insurance) 308 35,115
Palvella Therapeutics, Inc.
*
(Biotech & Pharma) 80 6,387
PAM Transportation Services, Inc.
*
(Ground
Transportation) 70 705
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 349 1,728
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 383 19,460
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 592 23,668
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 469 16,574
Paramount Group, Inc. (Office REITs) 2,185 14,290
Park Aerospace Corp. (Aerospace & Defense) 213 4,081
Park National Corp. (Banks) 173 26,329
Parke Bancorp, Inc. (Banks) 116 2,507
Park-Ohio Holdings Corp. (Machinery) 112 2,311
Pathward Financial, Inc. (Banks) 278 18,921
Patria Investments, Ltd. - Class A (Capital Markets) 758 11,044
Patrick Industries, Inc. (Automobile Components) 380 39,661
Patriot National Bancorp Inc
*
(Banking) 591 703
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 4,131 25,901
Payoneer Global, Inc.
*
(Financial Services) 3,257 18,858
Paysafe, Ltd.
*
(Financial Services) 380 4,184
Paysign, Inc.
*
(Financial Services) 401 2,071
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 980 33,487
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 130 7,926
PCB Bancorp (Banks) 127 2,676
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 373 10,865
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 1,431 39,238
Peakstone Realty Trust (Office REITs) 430 5,809
Peapack-Gladstone Financial Corp. (Banks) 187 4,731
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,375 14,383
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 4,411 32,025
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 609 13,562
PennyMac Financial Services, Inc. (Financial Services) 342 43,027
PennyMac Mortgage Investment Trust (Mortgage
REITs) 1,020 12,281
Peoples Bancorp of North Carolina, Inc. (Banks) 49 1,442
Peoples Bancorp, Inc. (Banks) 408 11,669
Peoples Financial Services Corp. (Banks) 109 4,855
Common Stocks, continued
Shares Value
Perdoceo Education Corp. (Diversified Consumer
Services) 720 $ 22,867
Perella Weinberg Partners (Capital Markets) 727 13,580
Perimeter Solutions SA
*
(Chemicals) 1,628 38,274
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 202 2,765
Perpetua Resources Corp.
*
(Metals & Mining) 879 21,122
Personalis, Inc.
*
(Health Care Facilities & Services) 586 5,649
Perspective Therapeutics, Inc.
*
(Biotechnology) 697 1,903
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 918 2,919
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 494 6,694
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 239 10,052
Phillips Edison & Co., Inc. (Retail REITs) 1,477 49,982
Phinia, Inc. (Automobile Components) 451 23,411
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 680 16,252
Phreesia, Inc.
*
(Health Care Technology) 669 15,146
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 1,454 11,719
Pioneer Bancorp, Inc.
*
(Banks) 132 1,734
Piper Sandler Cos. (Capital Markets) 205 65,448
Pitney Bowes, Inc. (Commercial Services & Supplies) 2,018 19,938
PJT Partners, Inc. - Class A (Capital Markets) 269 43,339
Planet Labs PBC
*
(Professional Services) 2,730 36,719
Playstudios, Inc.
*
(Entertainment) 1,045 972
Playtika Holding, Corp.
*
(Entertainment Content) 658 2,415
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 314 43,929
Plug Power, Inc.
*
(Electrical Equipment) 12,768 34,346
Plumas Bancorp (Banks) 72 2,955
Plymouth Industrial REIT, Inc. (Industrial REITs) 480 10,560
Polaris Industries, Inc.
*
(Leisure Products) 624 41,247
Ponce Financial Group, Inc.
*
(Banks) 230 3,245
Porch Group, Inc.
*
(Software) 942 14,177
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 693 3,708
Portland General Electric Co. (Electric Utilities) 1,290 58,927
Postal Realty Trust, Inc. - Class A (Office REITs) 265 3,925
PotlatchDeltic Corp. (Specialized REITs) 916 36,639
Powell Industries, Inc. (Electrical Equipment) 112 42,940
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 663 27,773
Power Solutions International, Inc.
*
(Machinery) 77 6,593
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,453 7,410
PRA Group, Inc.
*
(Consumer Finance) 462 6,334
Prairie Operating Co.
*
(Software) 258 529
Praxis Precision Medicines, Inc.
*
(Biotechnology) 240 47,702
Precigen, Inc.
*
(Biotechnology) 1,754 7,262
Preferred Bank (Banks) 137 12,364
Preformed Line Products Co. (Electrical Equipment) 28 5,939
Premier, Inc. - Class A (Health Care Providers &
Services) 964 27,108
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 579 35,088
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 300 34,481
Prime Medicine, Inc.
*
(Biotechnology) 880 4,347
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 4 541
Primis Financial Corp. (Banks) 260 2,830
Primoris Services Corp. (Construction & Engineering) 633 89,582
Princeton Bancorp, Inc. (Banks) 61 1,896
Priority Technology Holdings, Inc.
*
(Financial Services) 292 2,032
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 1,345 32,684
ProAssurance Corp.
*
(Insurance) 597 14,298

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 614 $ 20,894
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 25 906
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 276 2,064
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 144 788
PROG Holdings, Inc. (Consumer Finance) 460 13,308
Progress Software Corp. (Software) 501 21,363
Progyny, Inc.
*
(Health Care Providers & Services) 878 16,427
ProPetro Holding Corp.
*
(Energy Equipment & Services) 937 9,726
PROS Holdings, Inc.
*
(Software) 511 11,779
Protagonist Therapeutics, Inc.
*
(Biotechnology) 680 53,462
Protalix Biotherapeutics Inc
*
(Biotech & Pharma) 815 1,932
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 378 1,958
Prothena Corp. PLC
*
(Biotechnology) 474 5,096
Proto Labs, Inc.
*
(Machinery) 278 13,833
Provident Bancorp, Inc.
*
(Banks) 187 2,384
Provident Financial Services, Inc. (Banks) 1,506 27,545
PTC Therapeutics, Inc.
*
(Biotechnology) 909 62,093
PubMatic, Inc.
*
- Class A (Media) 488 4,080
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 447 894
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 207 3,505
Puma Biotechnology, Inc.
*
(Biotechnology) 496 2,530
Pure Cycle Corp.
*
(Water Utilities) 231 2,543
PureCycle Technologies, Inc.
*
(Chemicals) 1,519 17,590
Q2 Holdings, Inc.
*
(Software) 728 44,961
QCR Holdings, Inc. (Banks) 193 14,357
Quad/Graphics, Inc. (Commercial Services & Supplies) 338 1,862
Quaker Chemical Corp. (Chemicals) 163 22,639
Qualys, Inc.
*
(Software) 427 52,632
Quanex Building Products Corp. (Building Products) 539 7,659
Quanterix Corp.
*
(Life Sciences Tools & Services) 482 2,574
Quantum Computing Inc
*
(Software) 1,570 26,236
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 1,836 3,947
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 793 21,403
QuinStreet, Inc.
*
(Interactive Media & Services) 636 9,406
Rackspace Technology, Inc.
*
(IT Services) 977 1,563
Radian Group, Inc. (Financial Services) 1,586 53,829
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 388 2,347
RadNet, Inc.
*
(Health Care Providers & Services) 798 60,639
Ramaco Resources, Inc. - Class A (Metals & Mining) 339 10,292
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,262 129,784
Ranger Bermuda Topco Ltd.
*
(Insurance) 32 635
Ranger Energy Services, Inc. (Energy Equipment &
Services) 235 3,229
Ranpak Holdings Corp.
*
(Containers & Packaging) 549 2,910
Rapid7, Inc.
*
(Software) 747 13,827
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 205 5,931
Rayonier Advanced Materials, Inc.
*
(Chemicals) 753 5,233
RBB Bancorp (Banks) 198 3,689
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 95 2,366
RCM TECHNOLOGIES, INC.
*
(Technology Services) 57 1,317
RE/MAX Holdings, Inc. - Class A (Real Estate
Management & Development) 214 1,697
Ready Capital Corp. (Mortgage REITs) 1,949 5,711
Recursion Pharmaceuticals, Inc.
*
- Class A
(Biotechnology) 4,287 23,664
Red Cat Holdings, Inc.
*
(Aerospace & Defense) 999 11,239
Red River Bancshares, Inc. (Banks) 55 3,633
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 571 30,440
Red Violet, Inc.
*
(Software) 132 7,079
Common Stocks, continued
Shares Value
Redwire Corp.
*
(Aerospace & Defense) 578 $ 4,549
Redwood Trust, Inc. (Mortgage REITs) 1,554 8,252
REGENXBIO, Inc.
*
(Biotechnology) 547 6,985
Regional Management Corp. (Consumer Finance) 107 4,210
Relay Therapeutics, Inc.
*
(Biotechnology) 1,548 11,053
Remitly Global, Inc.
*
(Financial Services) 1,953 31,326
Renasant Corp. (Banks) 1,103 37,094
Repay Holdings Corp.
*
(Financial Services) 910 3,904
Replimune Group, Inc.
*
(Biotechnology) 809 7,872
ReposiTrak, Inc. (Software) 132 1,981
Repro-Med Systems, Inc.
*
(Medical Equipment &
Devices) 505 2,000
Republic Bancorp, Inc. - Class A (Banks) 98 6,458
Reservoir Media, Inc.
*
(Entertainment) 238 1,809
Resideo Technologies, Inc.
*
(Building Products) 1,614 69,079
Resolute Holdings Management, Inc.
*
(Asset
Management) 50 3,683
Resources Connection, Inc. (Professional Services) 380 1,672
REV Group, Inc. (Machinery) 568 29,121
Revolve Group, Inc.
*
(Specialty Retail) 474 10,485
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 346 11,082
Rezolute, Inc.
*
(Biotechnology) 904 8,425
Rezolve AI PLC
*
(Software) 1,715 7,357
RGC Resources, Inc. (Gas Utilities) 97 2,009
Rhinebeck BanCorp, Inc.
*
(Banking) 53 529
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 611 69,506
Ribbon Communications, Inc.
*
(Communications
Equipment) 1,096 3,683
Richardson Electronics, Ltd. (Electronic Equipment,
Instruments & Components) 141 1,520
Richmond Mutual BanCorp, Inc. (Banking) 105 1,400
Richtech Robotics, Inc.
*
(Machinery) 808 3,895
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 206 6,505
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,737 165,438
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 157 4,085
Rimini Street, Inc.
*
(Software) 570 2,269
Riot Platforms, Inc.
*
(Software) 4,078 80,663
Riverview Bancorp, Inc.
*
(Banking) 239 1,238
RLJ Lodging Trust (Hotel & Resort REITs) 1,736 11,805
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 991 3,736
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 83 2,340
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 217 18,996
Root, Inc.
*
- Class A (Insurance) 134 10,790
RPC, Inc. (Energy Equipment & Services) 1,045 5,434
Rumble, Inc.
*
(Internet Media & Services) 1,247 8,554
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 715 35,328
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 101 5,299
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 1,038 17,604
RXO, Inc.
*
(Ground Transportation) 1,901 33,705
RxSight, Inc.
*
(Health Care Equipment & Supplies) 407 3,578
Ryerson Holding Corp. (Metals & Mining) 317 6,993
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 722 62,748
S&T Bancorp, Inc. (Banks) 447 16,378
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 889 9,299
Sabra Health Care REIT, Inc. (Health Care REITs) 2,781 49,557
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 4,241 8,673
Safe Builders, Inc. (Marine Transportation) 655 3,072

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Safehold, Inc. (Specialized REITs) 657 $ 9,481
Safety Insurance Group, Inc. (Insurance) 173 11,890
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 1,183 17,875
Sana Biotechnology, Inc.
*
(Biotechnology) 1,560 7,722
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 36 1,055
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 425 5,062
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 611 83,738
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 82 2,373
Sapiens International Corp. N.V. (Software) 364 15,670
Satellogic, Inc.
*
(Telecommunications) 806 1,539
Saul Centers, Inc. (Retail REITs) 144 4,264
Savara, Inc.
*
(Biotechnology) 1,339 5,557
Savers Value Village, Inc.
*
(Broadline Retail) 449 4,135
SB Financial Group
*
(Banking) 69 1,350
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 66 215
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 245 10,512
Scholar Rock Holding Corp.
*
(Biotechnology) 945 27,991
Scholastic Corp. (Media) 238 6,823
Schrodinger, Inc.
*
(Health Care Technology) 658 13,844
Scilex Holding Co.
*
(Biotech & Pharma) 29 483
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 520 32,084
Seacoast Banking Corp. of Florida (Banks) 995 30,149
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 240 1,526
Seadrill, Ltd.
*
(Energy Equipment & Services) 735 23,197
Seaport Entertainment Group Inc
*
(Real Estate Owners
& Developers) 87 2,094
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 318 15,391
Security National Financial Corp.
*
- Class A (Specialty
Finance) 181 1,443
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 1,091 12,612
Select Medical Holdings Corp. (Health Care Providers
& Services) 1,307 18,076
Selective Insurance Group, Inc. (Insurance) 711 53,566
Selectquote, Inc.
*
(Insurance) 1,607 3,343
SELLAS Life Sciences Group, Inc.
*
(Biotech & Pharma) 1,177 2,142
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 141 3,731
SEMrush Holdings, Inc.
*
(Software) 599 4,349
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 1,020 69,217
Seneca Foods Corp.
*
- Class A (Food Products) 55 5,931
Sensient Technologies Corp. (Chemicals) 494 46,579
Septerna, Inc.
*
(Pharmaceuticals) 250 5,150
Serve Robotics, Inc.
*
(Internet Media & Services) 548 7,250
Service Properties Trust (Hotel & Resort REITs) 1,807 3,867
ServisFirst Bancshares, Inc. (Banks) 603 42,373
Seven Hills Realty Trust (Mortgage REITs) 170 1,608
Sezzle, Inc.
*
(Financial Services) 186 12,192
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 1,418 10,578
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 455 43,913
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 594 7,318
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 1,966 20,663
Shoe Carnival, Inc. (Specialty Retail) 212 3,886
Shore Bancshares, Inc. (Banks) 361 5,635
Common Stocks, continued
Shares Value
ShotSpotter, Inc.
*
(Software) 112 $ 1,047
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 56 656
Shutterstock, Inc. (Interactive Media & Services) 285 7,134
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 444 6,585
Siebert Financial Corp.
*
(Asset Management) 165 464
Sierra Bancorp (Banks) 145 4,173
SIGA Technologies, Inc. (Pharmaceuticals) 480 3,974
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 483 2,444
Signet Jewelers, Ltd. (Specialty Retail) 469 46,361
Sila Realty Trust, Inc. (Health Care REITs) 651 15,429
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 377 49,417
Silvaco Group, Inc.
*
(Software) 92 542
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 92 1,301
Simmons First National Corp. - Class A (Banks) 1,658 28,816
Simulations Plus, Inc. (Health Care Technology) 195 3,350
Sinclair, Inc. (Media) 452 6,174
Sionna Therapeutics, Inc.
*
(Medical Equipment &
Devices) 144 5,502
SiriusPoint, Ltd.
*
(Insurance) 1,199 21,822
SITE Centers Corp. (Retail REITs) 587 4,303
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 249 72,120
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 1,122 25,784
SJW Group (Water Utilities) 372 17,205
Skillsoft Corp.
*
(Software) 52 683
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 249 2,460
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 418 19,057
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 307 5,368
SkyWest, Inc.
*
(Passenger Airlines) 473 47,527
SKYX Platforms Corp.
*
(Electrical Equipment) 725 1,276
SL Green Realty Corp. (Office REITs) 840 43,134
Sleep Number Corp.
*
(Specialty Retail) 223 1,227
Slide Insurance Holdings, Inc.
*
(Insurance) 313 5,005
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,335 27,888
SmartFinancial, Inc. (Banks) 170 5,945
Smartstop Self Storage REIT, Inc.
*
(REITS & Real
Estate Management) 365 12,538
Smith & Wesson Brands, Inc. (Leisure Products) 514 4,927
Smith-Midland Corp.
*
(Construction Materials) 32 1,167
Solaris Energy Infrastructure, Inc.
*
(Energy Equipment
& Services) 426 22,676
Soleno Therapeutics, Inc.
*
(Biotechnology) 488 32,774
Solesence, Inc.
*
(Household Products) 220 719
Solid Biosciences, Inc.
*
(Biotechnology) 689 3,714
Solid Power, Inc.
*
(Automobile Components) 1,784 11,204
Sonic Automotive, Inc. - Class A (Specialty Retail) 175 11,118
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 64 1,658
Sonos, Inc.
*
(Household Durables) 1,376 23,626
Sound Financial Bancorp, Inc.
*
(Banking) 25 1,116
SoundHound AI, Inc.
*
- Class A (Software) 4,283 75,466
South Plains Financial, Inc. (Banks) 150 5,475
Southern California BanCorp
*
(Banks) 263 4,863
Southern First Bancshares, Inc.
*
(Banks) 91 3,989
Southern Missouri Bancorp, Inc. (Banks) 113 5,926
Southland Holdings, Inc.
*
(Construction & Engineering) 147 657
Southside Bancshares, Inc. (Banks) 338 9,505
Southwest Gas Holdings, Inc. (Gas Utilities) 757 60,181

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Spectrum Brands Holdings, Inc. (Household Products) 279 $ 15,033
Sphere Entertainment Co.
*
(Entertainment) 325 22,256
Spire Global, Inc.
*
(Professional Services) 321 3,492
Spire, Inc. (Gas Utilities) 683 59,011
Spok Holdings, Inc. (Wireless Telecommunication
Services) 238 3,401
Sprinklr, Inc.
*
- Class A (Software) 1,316 10,160
Sprout Social, Inc.
*
- Class A (Software) 604 6,203
SPS Commerce, Inc.
*
(Software) 446 36,679
SPX Technologies, Inc.
*
(Machinery) 564 126,274
Spyre Therapeutics, Inc.
*
(Biotechnology) 583 14,260
SR BanCorp, Inc.
*
(Banking) 90 1,325
SSR Mining, Inc.
*
(Metals & Mining) 2,382 53,739
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 584 15,108
Stagwell, Inc.
*
(Media) 1,350 6,413
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 3,499 4,199
Standard Motor Products, Inc. (Automobile
Components) 247 9,171
Standex International Corp. (Machinery) 141 32,885
Starz Entertainment Corp.
*
(Entertainment) 134 1,408
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 980 15,641
Stellar Bancorp, Inc. (Banks) 550 16,187
Stepan Co. (Chemicals) 252 10,924
StepStone Group, Inc. - Class A (Capital Markets) 816 49,678
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 718 2,089
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 349 131,887
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 839 28,451
Stewart Information Services Corp. (Insurance) 325 22,188
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 1,260 5,279
Stock Yards Bancorp, Inc. (Banks) 308 20,026
Stoke Therapeutics, Inc.
*
(Biotechnology) 524 15,741
StoneCo, Ltd.
*
(Financial Services) 2,938 55,851
StoneX Group, Inc.
*
(Capital Markets) 537 49,361
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 760 3,823
Strategic Education, Inc. (Diversified Consumer
Services) 273 20,743
Strattec Security Corporation
*
(Automobile Components) 45 2,761
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 78 1,466
Strawberry Fields REIT, Inc. (Health Care REITs) 86 1,000
Stride, Inc.
*
(Diversified Consumer Services) 500 34,020
Sturm Ruger & Co., Inc. (Leisure Products) 188 7,973
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,284 6,600
Summit Midstream Corp.
*
(Oil & Gas Producers) 110 2,411
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 598 7,343
SunCoke Energy, Inc. (Metals & Mining) 993 7,954
SunOpta, Inc.
*
(Food Products) 1,119 5,841
Sunrise Realty Trust, Inc.
*
(Mortgage REITs) 119 1,176
Sunrun, Inc.
*
(Electrical Equipment) 2,451 50,883
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 2,227 19,709
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 1,863 20,120
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 132 1,233
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 631 34,787
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 904 19,825
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 163 4,472
Common Stocks, continued
Shares Value
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,211 $ 7,617
SWK Holdings Corp.
*
(Financial Services) 36 583
Sylvamo Corp. (Paper & Forest Products) 402 16,321
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 449 31,852
Synchronoss Technologies, Inc.
*
(Software) 120 629
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 996 13,645
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 269 4,054
Talkspace, Inc.
*
(Health Care Providers & Services) 1,686 5,446
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 1,408 13,812
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 782 10,948
Tanger, Inc. (Retail REITs) 1,307 42,556
Tango Therapeutics, Inc.
*
(Biotechnology) 839 6,804
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 376 2,891
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 458 31,515
Taylor Morrison Home Corp.
*
(Household Durables) 1,136 67,331
Taysha Gene Therapies, Inc.
*
(Biotechnology) 2,483 12,316
TechTarget, Inc.
*
(Media) 337 1,850
Tecnoglass, Inc. (Building Products) 285 16,995
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 128 2,336
Teekay Corp.
*
(Transportation & Logistics) 610 5,868
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 281 17,141
TEGNA, Inc. (Media) 1,881 36,998
Tejon Ranch Co.
*
(Real Estate Management &
Development) 246 3,892
Teladoc Health, Inc.
*
(Health Care Technology) 2,056 17,743
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 1,164 45,187
Telos Corp.
*
(Software) 629 4,315
Tenable Holdings, Inc.
*
(Software) 1,420 41,208
Tennant Co. (Machinery) 220 17,600
Terawulf, Inc.
*
(Software) 3,318 51,429
Terex Corp. (Machinery) 754 34,699
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 845 6,980
Terreno Realty Corp. (Industrial REITs) 1,196 68,327
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 1,485 10,484
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 349 219
Texas Capital Bancshares, Inc.
*
(Banks) 532 44,603
TG Therapeutics, Inc.
*
(Biotechnology) 1,698 59,056
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 383 17,737
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 151 841
The Baldwin Insurance Group, Inc.
*
(Insurance) 822 18,166
The Bancorp, Inc.
*
(Banks) 533 34,842
The Bank of NT Butterfield & Son, Ltd. (Banks) 488 22,575
The Beauty Health Co.
*
(Personal Care Products) 1,337 1,912
The Brink's Co. (Commercial Services & Supplies) 492 54,691
The Buckle, Inc. (Specialty Retail) 369 20,221
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 541 26,942
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 426 25,134
The Chemours Co.
*
(Chemicals) 1,762 23,593
The E.W. Scripps Co.
*
- Class A (Media) 735 1,786
The Eastern Co. (Machinery) 67 1,430
The Ensign Group, Inc. (Health Care Providers &
Services) 657 118,325
The First Bancorp, Inc. (Banks) 126 3,124

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 1,582 $ 26,847
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 3,054 21,042
The Gorman-Rupp Co. (Machinery) 245 11,018
The Greenbrier Cos., Inc. (Machinery) 354 14,787
The Hackett Group, Inc. (IT Services) 294 5,324
The Hain Celestial Group, Inc.
*
(Food Products) 1,058 1,227
The Honest Co., Inc.
*
(Personal Care Products) 1,092 3,724
The Joint Corp.
*
(Health Care Providers & Services) 165 1,302
The Lovesac Co.
*
(Household Durables) 156 2,164
The Macerich Co. (Retail REITs) 2,971 50,953
The Manitowoc Co., Inc.
*
(Machinery) 404 4,109
The Marcus Corp. (Entertainment) 273 3,931
The ODP Corp.
*
(Specialty Retail) 323 9,005
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 396 9,793
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 1,240 4,613
The RealReal, Inc.
*
(Specialty Retail) 1,114 13,602
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 181 2,800
The Simply Good Foods Co.
*
(Food Products) 1,097 21,468
The St. Joe Co. (Real Estate Management &
Development) 445 25,267
The Vita Coco Co., Inc.
*
(Beverages) 515 21,207
The York Water Co. (Water Utilities) 168 5,220
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 443 6,494
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 384 11,032
Third Coast Bancshares, Inc.
*
(Banks) 150 5,513
ThredUp, Inc.
*
- Class A (Specialty Retail) 1,081 9,502
Thryv Holdings, Inc.
*
(Media) 436 3,362
Tidewater, Inc.
*
(Energy Equipment & Services) 575 29,089
Tile Shop Holdings, Inc.
*
(Specialty Retail) 337 2,110
Timberland Bancorp, Inc./WA (Banks) 87 2,794
TimkenSteel Corp.
*
(Metals & Mining) 429 7,546
Tiptree, Inc. (Insurance) 275 4,870
Titan America SA
*
(Construction Materials) 284 4,192
Titan International, Inc.
*
(Machinery) 569 4,296
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 244 4,002
Tompkins Financial Corp. (Banks) 158 10,027
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 104 1,936
Tootsie Roll Industries, Inc.
*
(Food Products) 212 7,481
Topgolf Callaway Brands Corp.
*
(Leisure Products) 1,544 14,529
Torrid Holdings, Inc.
*
(Specialty Retail) 394 493
TowneBank (Banks) 859 27,926
TPG RE Finance Trust, Inc. (Mortgage REITs) 788 6,816
Traeger, Inc.
*
(Household Durables) 385 354
Transcat, Inc.
*
(Trading Companies & Distributors) 107 7,774
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 22 986
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 389 51,169
Transocean, Ltd.
*
(Energy Equipment & Services) 9,984 38,339
TRAVELZOO INC.
*
(Internet Media & Services) 73 615
Travere Therapeutics, Inc.
*
(Biotechnology) 1,031 36,250
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 557 3,559
Tredegar Corp.
*
(Metals & Mining) 312 2,156
TreeHouse Foods, Inc.
*
(Food Products) 588 10,702
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 1,022 11,917
Tri Pointe Homes, Inc.
*
(Household Durables) 1,009 32,137
TriCo Bancshares (Banks) 354 15,657
Common Stocks, continued
Shares Value
Triller Group, Inc.
*
(Internet Media & Services) 1,205 $ 691
TriMas Corp. (Containers & Packaging) 388 13,786
TriNet Group, Inc. (Professional Services) 350 21,000
Trinity Industries, Inc. (Machinery) 957 26,193
Trinseo PLC
*
(Chemicals) 398 581
TripAdvisor, Inc.
*
(Interactive Media & Services) 1,361 21,858
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 218 1,033
Triumph Financial, Inc.
*
(Banks) 265 14,432
Tronox Holdings PLC - Class A (Chemicals) 1,397 4,890
TrueBlue, Inc.
*
(Professional Services) 335 1,588
TrueCar, Inc.
*
(Interactive Media & Services) 920 2,024
Trupanion, Inc.
*
(Insurance) 434 17,356
TrustCo Bank Corp. (Banks) 218 8,221
Trustmark Corp. (Banks) 664 24,714
TSS Inc/MD
*
(Engineering & Construction) 213 4,316
TTEC Holdings, Inc. (Professional Services) 232 810
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,178 79,162
Tucows, Inc.
*
- Class A (IT Services) 79 1,514
TuHURA Biosciences, Inc.
*
(Biotech & Pharma) 300 765
Turning Point Brands, Inc. (Tobacco) 200 17,981
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 175 2,958
Tutor Perini Corp.
*
(Construction & Engineering) 521 35,095
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 55 256
Twist Bioscience Corp.
*
(Biotechnology) 691 22,727
Two Harbors Investment Corp. (Mortgage REITs) 1,221 11,868
TXNM Energy, Inc. (Electric Utilities) 1,140 64,752
Tyra Biosciences, Inc.
*
(Biotechnology) 282 4,467
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 176 15,184
Udemy, Inc.
*
(Diversified Consumer Services) 1,136 6,470
UFP Industries, Inc. (Building Products) 706 65,044
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 88 16,952
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 522 14,308
UMB Financial Corp. (Banks) 850 90,847
UMH Properties, Inc. (Residential REITs) 930 13,522
UniFirst Corp. (Commercial Services & Supplies) 176 27,166
Union Bankshares, Inc./Morrisville VT
*
(Banking) 43 981
Unisys Corp.
*
(IT Services) 780 2,785
United Bankshares, Inc. (Banks) 1,656 59,267
United Community Banks, Inc. (Banks) 1,432 41,814
United Fire Group, Inc. (Insurance) 246 7,437
United Insurance Holdings Corp.
*
(Insurance) 286 3,386
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 701 26,393
United Security Bancshares/Fresno CA
*
(Banking) 162 1,485
United States Antimony Corp.
*
(Metals & Mining) 1,087 8,772
United States Lime & Minerals, Inc. (Construction
Materials) 127 14,887
Uniti Group, Inc. (Specialized REITs) 1,673 9,636
Unitil Corp. (Multi-Utilities) 188 9,165
Unity Bancorp, Inc. (Banks) 86 3,905
Universal Corp. (Tobacco) 283 14,342
Universal Health Realty Income Trust (Health Care
REITs) 151 5,771
Universal Insurance Holdings, Inc. (Insurance) 297 9,154
Universal Logistics Holdings, Inc. (Ground
Transportation) 79 1,278
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 546 16,227
Univest Financial Corp. (Banks) 337 9,894
Upbound Group, Inc. (Specialty Retail) 614 11,899

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Upstart Holdings, Inc.
*
(Consumer Finance) 985 $ 46,806
Upstream Bio, Inc.
*
(Biotechnology) 384 9,926
Upwork, Inc.
*
(Professional Services) 1,439 22,938
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 4,978 75,317
Urban Edge Properties (Retail REITs) 1,488 28,614
Urban Outfitters, Inc.
*
(Specialty Retail) 716 46,261
UroGen Pharma, Ltd.
*
(Biotechnology) 431 8,823
US Gold Corp.
*
(Metals & Mining) 145 2,221
US Goldmining, Inc.
*
(Metals & Mining) 19 219
USANA Health Sciences, Inc.
*
(Personal Care Products) 129 2,728
USCB Financial Holdings, Inc. (Banks) 125 2,158
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 36 2,092
Utz Brands, Inc. (Food Products) 847 8,919
V2X, Inc.
*
(Aerospace & Defense) 226 12,902
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 1,211 4,759
Valaris, Ltd.
*
(Energy Equipment & Services) 745 41,810
Valhi, Inc. (Chemicals) 28 388
Valley National Bancorp (Banks) 5,673 61,665
Value Line, Inc. (Capital Markets) 9 330
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 651 2,832
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 480 5,611
Varonis Systems, Inc.
*
(Software) 1,291 45,482
Vaxcyte, Inc.
*
(Biotechnology) 1,338 60,584
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 669 19,234
Velocity Financial, Inc.
*
(Financial Services) 111 2,067
Vera Therapeutics, Inc.
*
(Biotechnology) 602 17,133
Veracyte, Inc.
*
(Biotechnology) 916 33,049
Verastem, Inc.
*
(Biotechnology) 530 5,009
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 49 163
Vericel Corp.
*
(Biotechnology) 589 20,650
Verint Systems, Inc.
*
(Software) 704 14,277
Verra Mobility Corp.
*
(Professional Services) 1,868 43,355
Vertex, Inc.
*
- Class A (Software) 761 17,427
Vestis Corp. (Commercial Services & Supplies) 1,349 7,082
Viad Corp.
*
(Commercial Services & Supplies) 248 8,799
Viant Technology, Inc.
*
- Class A (Software) 158 1,403
Viasat, Inc.
*
(Communications Equipment) 1,378 54,871
Viavi Solutions, Inc.
*
(Communications Equipment) 2,589 45,825
Vicor Corp.
*
(Electrical Equipment) 273 24,769
Victoria's Secret & Co.
*
(Specialty Retail) 810 28,553
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 518 32,256
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 407 2,629
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 107 3,357
Vimeo, Inc.
*
(Interactive Media & Services) 1,731 13,502
Vir Biotechnology, Inc.
*
(Biotechnology) 1,041 6,204
Virco Mfg. Corp. (Commercial Services & Supplies) 126 922
Virginia National Bankshares Corp. (Banks) 56 2,228
Viridian Therapeutics, Inc.
*
(Biotechnology) 821 19,400
Virtus Investment Partners, Inc. (Capital Markets) 77 12,537
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 1,417 24,061
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 140 5,244
Visteon Corp. (Automobile Components) 321 34,398
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 348 5,467
Vital Farms, Inc.
*
(Food Products) 405 13,304
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 345 7,504
Vivid Seats, Inc.
*
- Class A (Entertainment) 38 472
Vox Royalty Corp.
*
(Metals & Mining) 519 2,216
Common Stocks, continued
Shares Value
Voyager Technologies, Inc.
*
(Aerospace & Defense) 161 $ 4,923
Voyager Therapeutics, Inc.
*
(Biotechnology) 544 2,540
Vroom, Inc.
*
(Specialty Finance) 13 306
VSE Corp. (Commercial Services & Supplies) 265 47,880
VTEX
*
(Software) 675 3,031
Vuzix Corp.
*
(Technology Hardware) 751 2,516
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels) 1,160 2,436
Wabash National Corp. (Machinery) 481 3,858
WaFd, Inc. (Banks) 225 6,129
Waldencast PLC
*
- Class A (Personal Care Products) 495 896
Walker & Dunlop, Inc. (Financial Services) 386 30,849
Warby Parker, Inc.
*
- Class A (Specialty Retail) 1,149 22,509
Warrior Met Coal, Inc. (Metals & Mining) 610 41,383
Washington Federal, Inc. (Banks) 922 26,766
Waterstone Financial, Inc. (Financial Services) 180 2,754
Watts Water Technologies, Inc. - Class A (Machinery) 321 87,505
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 1,310 11,842
Waystar Holding Corp.
*
(Health Care Technology) 1,279 45,853
WD-40 Co. (Household Products) 159 30,891
Weave Communications, Inc.
*
(Software) 682 5,054
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 210 3,681
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 193 12,225
Werner Enterprises, Inc. (Ground Transportation) 678 17,764
WesBanco, Inc. (Banks) 1,107 33,321
West Bancorp, Inc. (Banks) 177 3,765
Westamerica Bancorp (Banks) 289 13,771
Western New England Bancorp, Inc.
*
(Banking) 212 2,410
Westrock Coffee Co.
*
(Food Products) 421 1,857
Westwood Holdings Group, Inc.
*
(Asset Management) 87 1,457
Weyco Group, Inc. (Distributors) 72 2,064
Whitestone REIT (Retail REITs) 528 6,621
WideOpenWest, Inc.
*
(Media) 591 3,032
Willdan Group, Inc.
*
(Professional Services) 162 15,311
Willis Lease Finance Corp. (Trading Companies &
Distributors) 33 4,237
Winmark Corp. (Specialty Retail) 35 14,111
Winnebago Industries, Inc. (Automobiles) 319 12,029
WisdomTree, Inc. (Capital Markets) 1,407 16,828
WM Technology, Inc.
*
(Software) 1,021 1,072
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 942 21,383
Workiva, Inc.
*
(Software) 588 49,986
World Acceptance Corp.
*
(Consumer Finance) 31 3,952
World Kinect Corp. (Oil, Gas & Consumable Fuels) 646 16,699
Worthington Enterprises, Inc. (Household Durables) 368 20,641
Worthington Steel, Inc. (Metals & Mining) 384 12,284
WSFS Financial Corp. (Banks) 655 34,119
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 412 363
Xencor, Inc.
*
(Biotechnology) 823 12,106
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,157 14,231
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 888 37,225
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 1,795 17,412
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 1,377 4,572
XOMA Royalty Corp.
*
(Biotechnology) 110 3,628
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 508 24,735
XPEL, Inc.
*
(Automobile Components) 281 9,582
Xperi, Inc.
*
(Software) 522 3,508
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 321 2,157
Yelp, Inc.
*
(Interactive Media & Services) 723 23,845
Yext, Inc.
*
(Software) 1,186 10,045

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Common Stocks, continued
Shares Value
Zenas Biopharma, Inc.
*
(Biotechnology) 190 $ 5,938
Zeta Global Holdings Corp.
*
- Class A (Software) 2,178 39,182
Zevia PBC
*
- Class A (Beverages) 397 937
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 634 6,454
Ziff Davis, Inc.
*
(Interactive Media & Services) 488 16,543
ZipRecruiter, Inc.
*
(Interactive Media & Services) 796 3,701
Zspace, Inc.
*
(Software) 54 51
Zumiez, Inc.
*
(Specialty Retail) 167 3,616
Zurn Elkay Water Solutions Corp. (Building Products) 1,758 82,819
Zymeworks, Inc.
*
(Biotechnology) 583 11,127
TOTAL COMMON STOCKS
  (Cost $18,640,278) 33,585,293
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*†
(Biotechnology) 1,656 –
Chinook Therapeutics
*†
(Biotechnology) 750 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0%)
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 1,320 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(b)(c)
( 33.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $17,563,922 $ 17,562,000 $ 17,562,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,562,000) 17,562,000
TOTAL INVESTMENT SECURITIES
  (Cost $36,202,278)— 97.7% 51,147,293
Net other assets (liabilities) —  2.3% 1,217,471
NET ASSETS — 100.0% $ 52,364,764
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of October 31, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
Number of shares is less than 0.50.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $9,148,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 64 12/22/25 $ 7,967,680 $ 220,913
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 11/28/25 4.07% $ 14,555,308 $ (219,099)
Russell 2000 Index Goldman Sachs International 11/28/25 4.42% 23,254,105 (430,670)
$37,809,413 $(649,769)
iShares Russell 2000 ETF UBS AG 11/28/25 4.67% $6,681,863 $(114,101)
Russell 2000 Index UBS AG 11/28/25 4.57% 18,699,484 (324,468)
$25,381,347 $(438,569)
$63,190,760 $(1,088,338)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
UltraSmall-Cap ProFund
UltraSmall-Cap ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 4,474 NM
Aerospace & Defense 653,467 1.2%
Air Freight & Logistics 32,972 0.1%
Apparel & Textile Products 9,133 NM
Asset Management 31,319 0.1%
Automobile Components 413,465 0.8%
Automobiles 14,380 NM
Automotive 41,968 0.1%
Banking 66,490 0.1%
Banks 3,057,226 5.9%
Beverages 35,733 0.1%
Biotech & Pharma 144,325 0.3%
Biotechnology 2,759,618 5.3%
Broadline Retail 30,758 0.1%
Building Products 444,014 0.8%
Cable & Satellite 6,815 NM
Capital Markets 494,835 0.9%
Chemicals 521,500 1.0%
Commercial Services & Supplies 553,453 1.1%
Commercial Support Services 3,905 NM
Communications Equipment 327,522 0.6%
Construction & Engineering 823,815 1.6%
Construction Materials 60,693 0.1%
Consumer Finance 312,341 0.6%
Consumer Staples Distribution & Retail 158,410 0.3%
Containers & Packaging 70,361 0.1%
Distributors 16,079 NM
Diversified Consumer Services 355,038 0.7%
Diversified Telecommunication Services 177,232 0.3%
Electric Utilities 436,562 0.9%
Electrical Equipment 999,456 1.9%
Electronic Equipment, Instruments & Components 1,193,091 2.3%
Energy Equipment & Services 582,474 1.1%
Engineering & Construction 5,828 NM
Entertainment 157,100 0.3%
Entertainment Content 4,060 NM
Equity REIT - Diversified 190,275 0.4%
Financial Services 733,922 1.5%
Food Products 234,733 0.4%
Forestry, Paper & Wood Products 3,536 NM
Gas & Water Utilities 63,842 0.1%
Gas Utilities 285,297 0.5%
Ground Transportation 104,093 0.2%
Health Care Equipment & Supplies 790,013 1.5%
Health Care Facilities & Services 32,675 0.1%
Health Care Providers & Services 1,067,444 2.0%
Health Care REITs 321,699 0.6%
Health Care Technology 122,234 0.2%
Hotel & Resort REITs 186,749 0.4%
Value
% of Net
Assets
Hotels, Restaurants & Leisure $ 498,768 1.0%
Household Durables 571,941 1.1%
Household Products 90,543 0.2%
Independent Power/Renewable Electricity Producers 77,544 0.1%
Industrial Conglomerates 9,954 NM
Industrial REITs 130,847 0.2%
Institutional Financial Services 25,227 NM
Insurance 631,742 1.2%
Interactive Media & Services 193,707 0.4%
Internet Media & Services 18,400 NM
IT Services 280,793 0.5%
Leisure Facilities & Services 30,369 0.1%
Leisure Products 150,887 0.3%
Life Sciences Tools & Services 118,262 0.2%
Machinery 1,254,583 2.5%
Marine Transportation 60,324 0.1%
Media 291,532 0.6%
Medical Equipment & Devices 55,092 0.1%
Metals & Mining 684,272 1.4%
Mortgage REITs 274,507 0.5%
Multi-Utilities 142,005 0.3%
Office REITs 192,509 0.4%
Oil & Gas Producers 10,078 NM
Oil & Gas Services & Equipment 15,680 NM
Oil, Gas & Consumable Fuels 1,035,511 2.0%
Paper & Forest Products 19,586 NM
Passenger Airlines 183,059 0.3%
Personal Care Products 60,219 0.1%
Pharmaceuticals 612,532 1.2%
Professional Services 550,192 1.1%
Real Estate Management & Development 233,947 0.4%
Real Estate Owners & Developers 2,794 NM
Real Estate Services 2,117 NM
REITS & Real Estate Management 12,538 NM
Renewable Energy 56,624 0.1%
Residential REITs 117,995 0.2%
Retail - Discretionary 4,136 NM
Retail REITs 379,250 0.8%
Semiconductors 2,973 NM
Semiconductors & Semiconductor Equipment 1,312,398 2.5%
Software 2,098,208 4.0%
Specialized REITs 120,641 0.2%
Specialty Finance 20,031 NM
Specialty Retail 699,808 1.2%
Steel 2,748 NM
Technology Hardware 18,822 NM
Technology Hardware, Storage & Peripherals 249,476 0.5%
Technology Services 32,572 0.1%
Telecommunications 33,424 0.1%
Textiles, Apparel & Luxury Goods 203,161 0.4%

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
UltraSmall-Cap ProFund
Value
% of Net
Assets
Tobacco $ 32,734 0.1%
Trading Companies & Distributors 340,652 0.7%
Transportation & Logistics 29,289 0.1%
Transportation Infrastructure 2,460 NM
Water Utilities 111,119 0.2%
Wholesale - Discretionary 1,482 NM
Wireless Telecommunication Services 56,805 0.1%
Other
**
18,779,471 35.8%
Total $ 52,364,764 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
U.S. Government Plus ProFund
Repurchase Agreements
(a) (b)
( 228 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $12,571,376 $ 12,570,000 $ 12,570,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,570,000) 12,570,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,570,000)— 228.7% 12,570,000
Net other assets (liabilities) — ( 128 .7 ) % (7,073,556)
NET ASSETS — 100.0% $ 5,496,444
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $499,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Citibank North America 11/18/25 4.38% $ 5,119,871 $ 11,596
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Societe Generale 11/18/25 4.45% 1,750,996 (8,769)
$6,870,867 $2,827
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

October 31, 2025 (unaudited) :: Schedule of Portfolio Investments
Utilities UltraSector ProFund
Common Stocks ( 78 .7% )
Shares Value
Alliant Energy Corp. (Electric Utilities) 1,498 $ 100,096
Ameren Corp. (Multi-Utilities) 1,576 160,784
American Electric Power Co., Inc. (Electric Utilities) 3,118 374,971
American Water Works Co., Inc. (Water Utilities) 1,137 146,025
Atmos Energy Corp. (Gas Utilities) 936 160,730
CenterPoint Energy, Inc. (Multi-Utilities) 3,806 145,541
CMS Energy Corp. (Multi-Utilities) 1,745 128,345
Consolidated Edison, Inc. (Multi-Utilities) 2,103 204,853
Constellation Energy Corp. (Electric Utilities) 1,821 686,517
Dominion Energy, Inc. (Multi-Utilities) 4,976 292,041
DTE Energy Co. (Multi-Utilities) 1,210 164,003
Duke Energy Corp. (Electric Utilities) 4,534 563,576
Edison International (Electric Utilities) 2,244 124,273
Entergy Corp. (Electric Utilities) 2,603 250,122
Evergy, Inc. (Electric Utilities) 1,342 103,079
Eversource Energy (Electric Utilities) 2,164 159,725
Exelon Corp. (Electric Utilities) 5,888 271,555
FirstEnergy Corp. (Electric Utilities) 3,030 138,865
NextEra Energy, Inc. (Electric Utilities) 12,006 977,288
NiSource, Inc. (Multi-Utilities) 2,745 115,592
NRG Energy, Inc. (Electric Utilities) 1,128 193,858
PG&E Corp. (Electric Utilities) 12,813 204,495
Pinnacle West Capital Corp. (Electric Utilities) 696 61,610
PPL Corp. (Electric Utilities) 4,311 157,438
Public Service Enterprise Group, Inc. (Multi-Utilities) 2,910 234,430
Sempra (Multi-Utilities) 3,804 349,741
The AES Corp. (Independent Power/Renewable
Electricity Producers) 4,151 57,574
Common Stocks, continued
Shares Value
The Southern Co. (Electric Utilities) 6,413 $ 603,079
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 1,857 349,673
WEC Energy Group, Inc. (Multi-Utilities) 1,876 209,605
Xcel Energy, Inc. (Electric Utilities) 3,448 279,874
TOTAL COMMON STOCKS
  (Cost $2,358,494) 7,969,358
Repurchase Agreements
(a) (b)
( 21 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.82%-4.02%, dated 10/31/25, due 11/3/25, total
to be received $2,193,240 $ 2,193,000 2,193,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,193,000) 2,193,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,551,494)— 100.3% 10,162,358
Net other assets (liabilities) — ( 0 .3 ) % (26,257)
NET ASSETS — 100.0% $ 10,136,101
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2025, the aggregate amount held in a segregated account was $1,500,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 11/24/25 4.62% $ 5,011,216 $ (78,732)
S&P Utilities Select Sector Index UBS AG 11/24/25 4.57% 2,224,803 (31,248)
$7,236,019 $(109,980)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of October 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
Utilities UltraSector ProFund invested in the following industries as of October 31, 2025:
Value
% of Net
Assets
Electric Utilities $ 5,250,421 51.9%
Gas Utilities 160,730 1.6%
Independent Power/Renewable Electricity Producers 407,247 4.0%
Multi-Utilities 2,004,935 19.8%
Water Utilities 146,025 1.4%
Other
**
2,166,743 21.3%
Total $ 10,136,101 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consolidated Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Bitcoin ProFund
U.S. Treasury Obligations ( 66 .4% )
Principal
Amount Value
U.S. Treasury Bills, 2.87%
(a)
, 11/12/25
(b)
$ 400,000,000 $ 399,616,748
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $399,533,012) 399,616,748
Repurchase Agreements ( 3 .0% )
Repurchase Agreements with UMB Bank, N.A.,3.80%,
dated 10/31/25, due 11/3/25, total to be received
$17,889,892 (Collateralized by U.S. Treasury Notes,
4.00%, due 2/29/28, total value $18,245,777) 17,888,004 17,888,004
TOTAL REPURCHASE AGREEMENTS
(Cost $17,888,004) 17,888,004
TOTAL INVESTMENT SECURITIES
  (Cost $417,421,016) — 69.4% 417,504,752
Reverse Repurchase Agreements including accrued
interest — (49.8%) (299,743,049)
Net other assets (liabilities) — 80.4% 483,898,808
NET ASSETS — 100.0% $ 601,660,511
(a)
Reflects the effective yield or interest rate in effect at October 31, 2025.
(b)
$299,709,000 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Bitcoin Futures Contracts 1,088 12/1/25 $ 600,140,800 $ (7,814,625)

October 31, 2025 (unaudited) :: Consolidated Schedule of Portfolio Investments
Short Bitcoinl ProFund
U.S. Treasury Obligations ( 63 .8% )
Principal
Amount Value
U.S. Treasury Bills, 2.87%
(a)
, 11/12/25
(b)
$ 380,000 $ 379,636
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $379,557) 379,636
Repurchase Agreements ( 11 .1% )
Repurchase Agreements with UMB Bank, N.A.,3.80%,
dated 10/31/25, due 11/3/25, total to be received
$65,707 (Collateralized by U.S. Treasury Notes,
4.38%, due 11/30/28, total value $67,014) 65,700 65,700
TOTAL REPURCHASE AGREEMENTS
(Cost $65,700) 65,700
TOTAL INVESTMENT SECURITIES
  (Cost $445,257) — 74.9% 445,336
Reverse Repurchase Agreements including accrued
interest — (63.9%) (379,674)
Net other assets (liabilities) — 89.0% 528,692
NET ASSETS — 100.0% $ 594,354
(a)
Reflects the effective yield or interest rate in effect at October 31,
2025.
(b)
$379,631 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Micro Bitcoin Futures Contracts 53 12/1/25 $ (584,696) $ (18,285)

Consolidated Schedule of Portfolio Investments :: October 31, 2025 (unaudited)
Ether ProFund
U.S. Treasury Obligations ( 59.3% )
Principal
Amount Value
U.S. Treasury Bills, 2.87%
(a)
, 11/12/25
(b)
$ 5,000,000 $ 4,995,209
TOTAL  U.S. TREASURY OBLIGATIONS
(Cost $4,994,162) 4,995,209
Repurchase Agreements ( 2.4% )
Repurchase Agreements with UMB Bank, N.A.,3.80%,
dated 10/31/25, due 11/3/25, total to be received
$203,466 (Collateralized by U.S. Treasury Notes,
4.38%, due 11/30/28, total value $207,514) 203,445 203,445
TOTAL REPURCHASE AGREEMENTS
(Cost $203,445) 203,445
TOTAL INVESTMENT SECURITIES
  (Cost $5,197,607) — 61.7% 5,198,654
Reverse Repurchase Agreements including accrued
interest — (59.3%) (4,995,718)
Net other assets (liabilities) — 97.6% 8,223,647
NET ASSETS — 100.0% $ 8,426,583
(a)
Reflects the effective yield or interest rate in effect at October 31,
2025.
(b)
$4,995,150 of this security has been pledged as collateral for reverse repurchase agreements.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Ether Futures Contracts 42 12/1/25 $ 8,209,950 $ 429,450
CME Micro Ether Futures Contracts 420 12/1/25 164,199 6,741
$8,374,149 $436,191

October 31, 2025 (unaudited) :: Appendix
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of October 31, 2025, the following ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Fund Name
Credit
Agricole,
3.90% dated
10/31/25, due
11/3/25
1
HSBC
Securities
(USA), Inc.,
4.02% dated
10/31/25, due
11/3/25
2
Natwest
Markets,
LLC, 4.00%
dated
10/31/25, due
11/3/25
3
RBC Capital
Markets,
LLC, 3.87%
dated
10/31/25, due
11/3/25
4
Societe
Generale,
3.9% dated
10/31/25, due
11/3/25
5
UMB Bank,
N.A., 3.82%
dated
10/31/25, due
11/3 /25
6
Access Flex Bear High Yield ProFund $31,000 $62,000 $31,000 $17,000 $57,000 $19,000
Access Flex High Yield ProFund 2,230,000 4,524,000 2,230,000 1,274,000 4,142,000 1,197,000
Banks UltraSector ProFund 244,000 494,000 244,000 138,000 453,000 139,000
Bear ProFund 889,000 1,805,000 889,000 508,000 1,652,000 481,000
Biotechnology UltraSector ProFund 2,833,000 5,748,000 2,833,000 1,618,000 5,263,000 1,528,000
Bull ProFund 1,805,000 3,663,000 1,805,000 1,031,000 3,354,000 976,000
Communication Services UltraSector
ProFund 634,000 1,287,000 634,000 362,000 1,178,000 347,000
Consumer Discretionary UltraSector
ProFund 1,396,000 2,834,000 1,396,000 797,000 2,594,000 758,000
Consumer Staples UltraSector ProFund 114,000 230,000 114,000 63,000 211,000 70,000
Energy UltraSector ProFund 500,000 1,015,000 500,000 285,000 929,000 275,000
Falling U.S. Dollar ProFund 159,000 323,000 159,000 91,000 296,000 90,000
Financials UltraSector ProFund 792,000 1,608,000 792,000 452,000 1,472,000 434,000
Health Care UltraSector ProFund 557,000 1,131,000 557,000 317,000 1,036,000 309,000
Industrials UltraSector ProFund 372,000 756,000 372,000 212,000 692,000 207,000
Internet UltraSector ProFund 2,460,000 4,992,000 2,460,000 1,406,000 4,570,000 1,326,000
Materials UltraSector ProFund 79,000 160,000 79,000 45,000 146,000 46,000
Mid-Cap ProFund 471,000 956,000 471,000 268,000 875,000 261,000
Nasdaq-100 ProFund 6,003,000 12,179,000 6,003,000 3,430,000 11,151,000 3,224,000
Oil & Gas Equipment & Services
UltraSector ProFund 261,000 532,000 261,000 148,000 487,000 149,000
Pharmaceuticals UltraSector ProFund 77,000 158,000 77,000 43,000 144,000 47,000
Precious Metals UltraSector ProFund 2,197,000 4,457,000 2,197,000 1,254,000 4,080,000 1,185,000
Real Estate UltraSector ProFund 86,000 175,000 86,000 48,000 160,000 54,000
Rising Rates Opportunity ProFund 1,269,000 2,576,000 1,269,000 724,000 2,357,000 688,000
Rising Rates Opportunity 10 ProFund 75,000 153,000 75,000 42,000 140,000 48,000
Rising U.S. Dollar ProFund 1,234,000 2,505,000 1,234,000 704,000 2,293,000 667,000
Semiconductor UltraSector ProFund 22,419,000 45,480,000 22,419,000 12,810,000 41,637,000 12,017,000
Short Energy ProFund 131,000 267,000 131,000 75,000 244,000 77,000
Short Nasdaq-100 ProFund 611,000 1,241,000 611,000 349,000 1,136,000 336,000
Short Precious Metals ProFund 1,562,000 3,173,000 1,562,000 892,000 2,904,000 847,000
Short Real Estate ProFund 152,000 310,000 152,000 85,000 283,000 90,000
Short Small-Cap ProFund 139,000 282,000 139,000 79,000 259,000 82,000
Small-Cap ProFund 264,000 538,000 264,000 151,000 493,000 151,000
Technology UltraSector ProFund 3,594,000 7,293,000 3,594,000 2,053,000 6,676,000 1,935,000
UltraBear ProFund 644,000 1,309,000 644,000 368,000 1,197,000 353,000
UltraBull ProFund 6,869,000 13,937,000 6,869,000 3,925,000 12,759,000 3,689,000
UltraChina ProFund 1,132,000 2,299,000 1,132,000 646,000 2,106,000 616,000
UltraDow 30 ProFund 1,509,000 3,062,000 1,509,000 862,000 2,803,000 815,000
UltraEmerging Markets ProFund 479,000 974,000 479,000 274,000 892,000 265,000
UltraInternational ProFund 638,000 1,294,000 638,000 363,000 1,185,000 351,000
UltraJapan ProFund 3,370,000 6,837,000 3,370,000 1,925,000 6,259,000 1,812,000
UltraLatin America ProFund 155,000 318,000 155,000 89,000 290,000 92,000
UltraMid-Cap ProFund 1,203,000 2,442,000 1,203,000 686,000 2,236,000 654,000
UltraNasdaq-100 ProFund 50,125,000 101,684,000 50,125,000 28,642,000 93,092,000 26,858,000
UltraShort China ProFund 275,000 560,000 275,000 157,000 513,000 157,000
UltraShort Dow 30 ProFund 173,000 352,000 173,000 98,000 322,000 100,000
UltraShort Emerging Markets ProFund 37,000 75,000 37,000 21,000 69,000 26,000
UltraShort International ProFund 251,000 508,000 251,000 142,000 466,000 139,000
UltraShort Japan ProFund 120,000 245,000 120,000 69,000 224,000 71,000
UltraShort Latin America ProFund 79,000 161,000 79,000 44,000 147,000 51,000
UltraShort Mid-Cap ProFund 75,000 154,000 75,000 42,000 141,000 50,000
UltraShort Nasdaq-100 ProFund 2,057,000 4,174,000 2,057,000 1,175,000 3,822,000 1,112,000
UltraShort Small-Cap ProFund 567,000 1,152,000 567,000 323,000 1,054,000 312,000
UltraSmall-Cap ProFund 2,510,000 5,093,000 2,510,000 1,434,000 4,662,000 1,353,000
U.S. Government Plus ProFund 1,797,000 3,645,000 1,797,000 1,026,000 3,337,000 968,000
Utilities UltraSector ProFund 312,000 634,000 312,000 177,000 580,000 178,000
$130,017,000 $263,816,000 $130,017,000 $74,259,000 $241,520,000 $70,082,000

Appendix :: October 31, 2025 (unaudited)
Each repurchase agreement was fully collateralized by U.S. government securities as of October 31, 2025, as follows:
(1) U.S. Treasury Notes, 4.375%, due 8/31/2028, total value $132,672,248.
(2) U.S. Treasury Bonds, 2.875% to 4.75%, due 5/15/2043 to 11/15/2053, which had an aggregate value of $269,081,271.
(3) U.S. Treasury Notes, 3.75% to 4.00%, due 4/15/2028 to 2/28/2030, which had an aggregate value of $132,615,591.
(4) U.S. Treasury Notes, 3.875%, due 5/31/2027, total value $75,745,707.
(5) U.S. Treasury Notes, 4.125%, due 3/31/2031, total value $246,341,136.
(6) U.S. Treasury Notes, 4.00% to 4.375%, due 2/29/2028 to 11/30/2028, which had an aggregate value of $71,472,586.

October 31, 2025 (unaudited) :: Appendix
Reverse Repurchase Agreements
As of October 31, 2025, the ProFunds' outstanding balances of reverse repurchase agreements were as follows:
Counterparty Interest Rate
Principal
Amount Maturity Value
Value & Accrued
Interest
Bitcoin ProFund UMB Bank N.A. 4.09% $ (299,709,000) 11/3/2025 $ (299,709,000) $ (299,743,049)
Ether ProFund UMB Bank N.A. 4.09% (4,995,150) 11/3/2025 (4,995,150) (4,995,718)
Short Bitcoin ProFund UMB Bank N.A. 4.09% (379,631) 11/3/2025 (379,631) (379,674)
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:
Counterparty
Reverse
Repurchase
Agreements
(1)
Collateral
Pledged to
Counterparty
Bitcoin ProFund UMB Bank N.A. $ (299,743,049) $ 299,709,000
Ether ProFund UMB Bank N.A. (4,995,718) 4,995,150
Short Bitcoin ProFund UMB Bank N.A. (379,674) 379,631
(1)
Represents gross value and accrued interest for the counterparty as reported in the preceding table.